UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Mid Cap Index Fund

Fidelity® Small Cap Index Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Fidelity® Mid Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
DexCom, Inc.	0.5
IDEXX Laboratories, Inc.	0.5
Marvell Technology, Inc.	0.5
Crowdstrike Holdings, Inc.	0.5
MSCI, Inc.	0.5
lululemon athletica, Inc.	0.5
DocuSign, Inc.	0.5
Synopsys, Inc.	0.4
Cloudflare, Inc.	0.4
Chipotle Mexican Grill, Inc.	0.4
4.7

Top Market Sectors as of October 31, 2021

% of fund's net assets
Information Technology	19.3
Industrials	15.2
Consumer Discretionary	12.6
Financials	12.5
Health Care	11.5
Real Estate	7.7
Materials	5.2
Utilities	4.4
Communication Services	4.1
Energy	3.9

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.0%

Fidelity® Mid Cap Index Fund

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc.	2,347,861	$27,845,631
Entertainment - 1.1%
Live Nation Entertainment, Inc. (a)(b)	286,313	28,960,560
Madison Square Garden Sports Corp. (a)	40,226	7,623,229
Playtika Holding Corp.	221,503	6,264,105
Roku, Inc. Class A (a)	248,376	75,729,842
Skillz, Inc. (a)(b)	627,911	7,020,045
Spotify Technology SA (a)	291,501	84,360,389
Take-Two Interactive Software, Inc. (a)	246,346	44,588,626
World Wrestling Entertainment, Inc. Class A (b)	94,842	5,793,898
Zynga, Inc. (a)	2,129,879	15,718,507
		276,059,201
Interactive Media & Services - 1.3%
IAC (a)	163,013	24,838,291
Match Group, Inc. (a)	589,451	88,877,422
Pinterest, Inc. Class A (a)	1,182,867	52,803,183
TripAdvisor, Inc. (a)(b)	209,798	6,917,040
Twitter, Inc. (a)	1,664,061	89,093,826
Vimeo, Inc. (a)(b)	306,576	10,340,808
Zillow Group, Inc.:
Class A (a)	128,388	13,573,179
Class C (a)(b)	359,363	37,240,788
		323,684,537
Media - 1.6%
Altice U.S.A., Inc. Class A (a)	455,885	7,430,926
Cable One, Inc.	11,511	19,697,738
Discovery Communications, Inc.:
Class A (a)	352,413	8,260,561
Class C (non-vtg.) (a)	672,318	15,167,494
DISH Network Corp. Class A (a)	529,805	21,759,091
Fox Corp.:
Class A	679,861	27,017,676
Class B	324,459	11,992,005
Interpublic Group of Companies, Inc.	835,911	30,569,265
Liberty Broadband Corp.:
Class A (a)	53,294	8,568,076
Class C (a)	308,091	50,049,383
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	421,940	23,544,252
Liberty Media Class A (a)	54,104	2,821,524
Liberty SiriusXM Series A (a)	170,866	8,505,709
Liberty SiriusXM Series C (a)	345,365	17,033,402
News Corp.:
Class A	830,568	19,020,007
Class B	258,986	5,842,724
Nexstar Broadcasting Group, Inc. Class A	85,801	12,864,144
Omnicom Group, Inc.	454,448	30,938,820
Sirius XM Holdings, Inc. (b)	1,921,876	11,704,225
The New York Times Co. Class A	351,867	19,208,420
ViacomCBS, Inc.:
Class A (b)	18,988	739,203
Class B	1,241,932	44,982,777
		397,717,422

TOTAL COMMUNICATION SERVICES		1,025,306,791

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.7%
Aptiv PLC (a)	575,673	99,528,105
BorgWarner, Inc.	510,844	23,023,739
Gentex Corp.	509,727	18,039,239
Lear Corp.	128,003	21,997,316
QuantumScape Corp. Class A (a)(b)	438,652	12,694,589
		175,282,988
Automobiles - 0.1%
Harley-Davidson, Inc.	326,503	11,914,094
Thor Industries, Inc. (b)	113,490	11,571,440
		23,485,534
Distributors - 0.5%
Genuine Parts Co.	301,344	39,509,212
LKQ Corp.	580,113	31,952,624
Pool Corp.	83,029	42,773,220
		114,235,056
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)(b)	129,550	21,505,300
Chegg, Inc. (a)	304,601	18,105,483
Frontdoor, Inc. (a)	182,859	6,816,984
Grand Canyon Education, Inc. (a)	95,323	7,597,243
H&R Block, Inc.	380,040	8,767,523
Mister Car Wash, Inc.	87,536	1,605,410
Service Corp. International	348,856	23,893,147
Terminix Global Holdings, Inc. (a)	266,026	10,768,732
		99,059,822
Hotels, Restaurants & Leisure - 3.5%
ARAMARK Holdings Corp.	488,640	17,825,587
Boyd Gaming Corp. (a)	175,029	11,163,350
Caesars Entertainment, Inc. (a)	434,906	47,604,811
Carnival Corp. (a)(b)	1,816,782	40,259,889
Chipotle Mexican Grill, Inc. (a)	59,863	106,498,073
Choice Hotels International, Inc. (b)	74,262	10,442,722
Churchill Downs, Inc.	78,611	18,080,530
Darden Restaurants, Inc.	277,378	39,981,265
Domino's Pizza, Inc.	78,314	38,293,197
DraftKings, Inc. Class A (a)(b)	647,652	30,174,107
Expedia, Inc. (a)	309,284	50,849,382
Hilton Worldwide Holdings, Inc. (a)	584,470	84,134,457
Hyatt Hotels Corp. Class A (a)	100,915	8,597,958
Marriott Vacations Worldwide Corp.	88,782	13,958,306
MGM Resorts International	855,009	40,322,224
Norwegian Cruise Line Holdings Ltd. (a)(b)	787,440	20,252,957
Penn National Gaming, Inc. (a)	351,121	25,140,264
Planet Fitness, Inc. (a)	177,616	14,129,353
Royal Caribbean Cruises Ltd. (a)(b)	467,430	39,465,115
Six Flags Entertainment Corp. (a)	164,446	6,763,664
Travel+Leisure Co.	180,679	9,818,097
Vail Resorts, Inc.	85,120	29,341,715
Wendy's Co.	379,938	8,472,617
Wyndham Hotels & Resorts, Inc.	195,506	16,514,392
Wynn Resorts Ltd. (a)	225,331	20,234,724
Yum China Holdings, Inc.	897,714	51,241,515
Yum! Brands, Inc.	636,388	79,510,317
		879,070,588
Household Durables - 1.4%
D.R. Horton, Inc.	709,480	63,335,280
Garmin Ltd.	322,884	46,366,142
Leggett & Platt, Inc. (b)	283,486	13,281,319
Lennar Corp.:
Class A	578,020	57,761,539
Class B (b)	34,512	2,832,745
Mohawk Industries, Inc. (a)	120,609	21,373,121
Newell Brands, Inc.	811,063	18,565,232
NVR, Inc. (a)	6,898	33,764,330
PulteGroup, Inc.	551,364	26,509,581
Tempur Sealy International, Inc.	388,047	17,256,450
Toll Brothers, Inc.	239,544	14,413,362
TopBuild Corp. (a)(b)	70,347	18,077,069
Whirlpool Corp.	130,694	27,554,216
		361,090,386
Internet & Direct Marketing Retail - 0.7%
Doordash, Inc.	307,482	59,897,494
Etsy, Inc. (a)	270,118	67,715,881
Qurate Retail, Inc. Series A	792,543	8,274,149
Wayfair LLC Class A (a)(b)	160,699	40,030,121
		175,917,645
Leisure Products - 0.6%
Brunswick Corp.	165,935	15,446,889
Hasbro, Inc.	272,762	26,119,689
Hayward Holdings, Inc. (b)	81,798	1,896,896
Mattel, Inc. (a)	743,500	16,215,735
Peloton Interactive, Inc. Class A (a)	563,147	51,494,162
Polaris, Inc.	121,675	13,986,541
YETI Holdings, Inc. (a)	182,418	17,937,162
		143,097,074
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	494,176	53,252,406
Kohl's Corp.	333,842	16,201,352
Nordstrom, Inc. (a)(b)	235,621	6,769,391
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	139,101	9,411,574
		85,634,723
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	139,459	31,450,794
AutoNation, Inc. (a)	96,297	11,663,493
AutoZone, Inc. (a)	45,908	81,938,435
Bath & Body Works, Inc.	520,240	35,943,382
Best Buy Co., Inc.	533,334	65,194,748
Burlington Stores, Inc. (a)	141,510	39,097,798
CarMax, Inc. (a)	347,828	47,624,610
Carvana Co. Class A (a)	164,469	49,863,711
Dick's Sporting Goods, Inc. (b)	134,023	16,646,997
Five Below, Inc. (a)	117,483	23,179,396
Floor & Decor Holdings, Inc. Class A (a)	217,020	29,497,358
Foot Locker, Inc.	191,386	9,123,371
GameStop Corp. Class A (a)(b)	136,939	25,129,676
Gap, Inc. (b)	429,209	9,738,752
Leslie's, Inc. (b)	283,466	5,862,077
Lithia Motors, Inc. Class A (sub. vtg.)	62,717	20,020,521
O'Reilly Automotive, Inc. (a)	145,438	90,508,976
Penske Automotive Group, Inc.	67,819	7,192,205
Petco Health & Wellness Co., Inc. (b)	118,040	2,919,129
RH (a)	36,588	24,134,542
Tractor Supply Co.	245,239	53,258,554
Ulta Beauty, Inc. (a)	113,442	41,674,053
Victoria's Secret & Co. (a)	165,138	8,334,515
Vroom, Inc. (a)(b)	245,440	4,695,267
Williams-Sonoma, Inc.	159,691	29,659,409
		764,351,769
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	314,914	16,766,021
Carter's, Inc.	91,805	9,044,629
Columbia Sportswear Co.	85,131	8,840,003
Deckers Outdoor Corp. (a)	58,392	23,082,942
Hanesbrands, Inc.	739,912	12,608,100
lululemon athletica, Inc. (a)	243,303	113,381,631
PVH Corp.	151,377	16,550,047
Ralph Lauren Corp. (b)	100,887	12,829,800
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	280,876	12,979,280
Tapestry, Inc.	595,182	23,200,194
Under Armour, Inc.:
Class A (sub. vtg.) (a)	402,014	8,828,227
Class C (non-vtg.) (a)	421,913	7,965,717
VF Corp.	690,730	50,340,402
		316,416,993

TOTAL CONSUMER DISCRETIONARY		3,137,642,578

CONSUMER STAPLES - 3.2%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	19,879	9,790,010
Brown-Forman Corp.:
Class A	97,562	6,246,895
Class B (non-vtg.)	390,731	26,526,728
Molson Coors Beverage Co. Class B	380,646	16,782,682
		59,346,315
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	331,021	10,245,100
Casey's General Stores, Inc.	78,597	15,054,469
Grocery Outlet Holding Corp. (a)(b)	186,240	4,132,666
Kroger Co.	1,595,088	63,835,422
U.S. Foods Holding Corp. (a)	470,994	16,329,362
		109,597,019
Food Products - 2.0%
Archer Daniels Midland Co.	1,187,865	76,308,448
Beyond Meat, Inc. (a)(b)	122,207	12,096,049
Bunge Ltd.	293,046	27,147,781
Campbell Soup Co.	416,123	16,624,114
Conagra Brands, Inc.	999,252	32,175,914
Darling Ingredients, Inc. (a)	344,571	29,123,141
Flowers Foods, Inc.	399,631	9,890,867
Freshpet, Inc. (a)	87,018	13,566,976
Hormel Foods Corp. (b)	603,244	25,529,286
Ingredion, Inc.	142,957	13,613,795
Kellogg Co.	536,921	32,913,257
Lamb Weston Holdings, Inc.	311,302	17,572,998
McCormick & Co., Inc. (non-vtg.)	532,197	42,698,165
Pilgrim's Pride Corp. (a)	101,375	2,854,720
Post Holdings, Inc. (a)	125,747	12,760,806
Seaboard Corp.	536	2,063,611
The Hain Celestial Group, Inc. (a)	178,622	8,014,769
The Hershey Co.	312,132	54,732,346
The J.M. Smucker Co.	223,749	27,489,802
Tyson Foods, Inc. Class A	612,653	48,993,860
		506,170,705
Household Products - 0.4%
Church & Dwight Co., Inc.	523,375	45,722,040
Reynolds Consumer Products, Inc.	115,873	3,126,254
Spectrum Brands Holdings, Inc.	89,243	8,366,531
The Clorox Co.	262,089	42,723,128
		99,937,953
Personal Products - 0.1%
Coty, Inc. Class A (a)	725,687	6,153,826
Herbalife Nutrition Ltd. (a)	223,787	10,383,717
		16,537,543

TOTAL CONSUMER STAPLES		791,589,535

ENERGY - 3.9%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	1,572,186	39,430,425
Halliburton Co.	1,890,269	47,237,822
NOV, Inc. (a)	830,683	11,646,176
		98,314,423
Oil, Gas & Consumable Fuels - 3.5%
Antero Midstream GP LP	712,758	7,583,745
APA Corp.	804,361	21,082,302
Cheniere Energy, Inc.	499,644	51,663,190
Continental Resources, Inc.	138,647	6,767,360
Coterra Energy, Inc.	1,697,863	36,198,439
Devon Energy Corp.	1,438,106	57,639,288
Diamondback Energy, Inc.	385,225	41,292,268
DT Midstream, Inc.	205,802	9,870,264
EQT Corp. (a)	649,202	12,925,612
Hess Corp.	591,577	48,846,513
HollyFrontier Corp.	319,068	10,784,498
Marathon Oil Corp.	1,672,009	27,287,187
Marathon Petroleum Corp.	1,360,108	89,671,920
New Fortress Energy, Inc.	56,409	1,692,270
Occidental Petroleum Corp.	1,802,848	60,449,493
ONEOK, Inc.	946,347	60,206,596
Phillips 66 Co.	934,178	69,857,831
Pioneer Natural Resources Co.	460,446	86,094,193
Targa Resources Corp.	480,528	26,270,466
Texas Pacific Land Corp. (b)	12,546	15,979,464
The Williams Companies, Inc.	2,593,521	72,852,005
Valero Energy Corp.	871,063	67,359,302
		882,374,206

TOTAL ENERGY		980,688,629

FINANCIALS - 12.5%
Banks - 3.3%
Bank of Hawaii Corp. (b)	84,814	7,166,783
Bank OZK	261,959	11,701,709
BOK Financial Corp.	65,165	6,592,743
Citizens Financial Group, Inc.	906,250	42,938,125
Comerica, Inc.	285,414	24,285,877
Commerce Bancshares, Inc.	226,870	15,996,604
Cullen/Frost Bankers, Inc.	121,760	15,767,920
East West Bancorp, Inc.	300,950	23,919,506
Fifth Third Bancorp	1,468,586	63,927,549
First Citizens Bancshares, Inc. (b)	12,875	10,478,963
First Hawaiian, Inc.	277,453	7,654,928
First Horizon National Corp.	1,167,063	19,805,059
First Republic Bank	379,868	82,176,844
FNB Corp., Pennsylvania	678,520	7,904,758
Huntington Bancshares, Inc.	3,126,432	49,210,040
KeyCorp	2,033,228	47,313,216
M&T Bank Corp.	273,626	40,255,857
PacWest Bancorp	247,251	11,737,005
Peoples United Financial, Inc.	906,632	15,539,672
Pinnacle Financial Partners, Inc.	158,434	15,299,971
Popular, Inc.	168,821	13,748,782
Prosperity Bancshares, Inc.	190,393	14,338,497
Regions Financial Corp.	2,050,688	48,560,292
Signature Bank	126,494	37,672,443
Sterling Bancorp	407,222	10,363,800
SVB Financial Group (a)	120,736	86,616,006
Synovus Financial Corp.	309,581	14,423,379
Umpqua Holdings Corp.	468,782	9,586,592
Webster Financial Corp.	191,883	10,737,773
Western Alliance Bancorp.	214,973	24,956,216
Wintrust Financial Corp.	120,796	10,690,446
Zions Bancorp NA	340,443	21,444,505
		822,811,860
Capital Markets - 4.0%
Affiliated Managers Group, Inc.	87,590	14,704,609
Ameriprise Financial, Inc.	242,559	73,284,351
Apollo Global Management LLC Class A	386,529	29,743,407
Ares Management Corp.	293,209	24,846,531
Carlyle Group LP	346,098	19,433,403
Cboe Global Markets, Inc.	226,785	29,922,013
Evercore, Inc. Class A	82,548	12,534,088
FactSet Research Systems, Inc.	80,853	35,889,838
Franklin Resources, Inc.	616,631	19,417,710
Interactive Brokers Group, Inc.	171,185	12,128,457
Invesco Ltd.	711,252	18,072,913
Janus Henderson Group PLC	364,235	16,936,928
Jefferies Financial Group, Inc.	466,498	20,059,414
KKR & Co. LP	1,186,659	94,541,123
Lazard Ltd. Class A	213,275	10,448,342
LPL Financial	169,765	27,844,855
MarketAxess Holdings, Inc.	79,673	32,559,965
Morningstar, Inc.	49,873	15,797,273
MSCI, Inc.	171,075	113,744,346
NASDAQ, Inc.	248,159	52,081,129
Northern Trust Corp.	437,892	53,878,232
Raymond James Financial, Inc.	393,827	38,827,404
SEI Investments Co.	230,737	14,545,660
State Street Corp.	778,612	76,732,213
Stifel Financial Corp.	217,530	15,851,411
T. Rowe Price Group, Inc.	480,626	104,238,167
Tradeweb Markets, Inc. Class A	223,783	19,939,065
Virtu Financial, Inc. Class A	195,341	4,860,084
		1,002,862,931
Consumer Finance - 0.9%
Ally Financial, Inc.	768,446	36,685,612
Credit Acceptance Corp. (a)(b)	18,603	11,128,501
Discover Financial Services	638,410	72,344,621
OneMain Holdings, Inc.	221,473	11,695,989
Santander Consumer U.S.A. Holdings, Inc.	128,514	5,359,034
SLM Corp.	649,955	11,926,674
Synchrony Financial	1,212,422	56,317,002
Upstart Holdings, Inc.	96,153	30,965,112
		236,422,545
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	787,450	26,379,575
Voya Financial, Inc.	240,316	16,766,847
		43,146,422
Insurance - 3.7%
AFLAC, Inc.	1,413,861	75,881,920
Alleghany Corp. (a)	28,797	18,757,790
American Financial Group, Inc.	144,566	19,666,759
Arch Capital Group Ltd. (a)	813,290	34,011,788
Arthur J. Gallagher & Co.	436,952	73,263,742
Assurant, Inc.	125,070	20,175,042
Assured Guaranty Ltd.	150,065	8,340,613
Athene Holding Ltd. (a)	246,207	21,422,471
Axis Capital Holdings Ltd.	165,085	8,595,976
Brighthouse Financial, Inc. (a)	176,277	8,854,394
Brown & Brown, Inc.	499,961	31,552,539
Cincinnati Financial Corp.	319,512	38,801,537
CNA Financial Corp.	59,032	2,648,176
Erie Indemnity Co. Class A	53,509	11,012,687
Everest Re Group Ltd. (b)	84,550	22,109,825
Fidelity National Financial, Inc.	581,691	27,868,816
First American Financial Corp.	227,030	16,604,974
Globe Life, Inc.	213,544	19,009,687
GoHealth, Inc. (a)(b)	101,871	550,103
Hanover Insurance Group, Inc.	76,113	9,590,238
Hartford Financial Services Group, Inc.	739,575	53,937,205
Kemper Corp.	128,067	8,129,693
Lemonade, Inc. (a)(b)	81,471	5,064,237
Lincoln National Corp.	398,856	28,777,460
Loews Corp.	462,388	25,926,095
Markel Corp. (a)	28,832	37,860,164
Mercury General Corp. (b)	56,744	3,091,981
Old Republic International Corp.	596,847	15,416,558
Primerica, Inc.	83,547	14,055,947
Principal Financial Group, Inc.	565,493	37,938,925
Prudential Financial, Inc.	824,302	90,714,435
Reinsurance Group of America, Inc.	144,668	17,082,397
RenaissanceRe Holdings Ltd.	99,387	14,093,077
Unum Group	434,495	11,066,588
W.R. Berkley Corp.	294,405	23,434,638
White Mountains Insurance Group Ltd.	6,434	6,787,806
Willis Towers Watson PLC	273,982	66,380,359
		928,476,642
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,117,844	17,796,076
Annaly Capital Management, Inc.	2,980,501	25,215,038
New Residential Investment Corp.	922,559	10,480,270
Starwood Property Trust, Inc.	584,809	14,895,085
		68,386,469
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	720,428	11,642,116
New York Community Bancorp, Inc.	962,425	11,962,943
Rocket Companies, Inc. (b)	294,508	4,853,492
TFS Financial Corp.	105,169	2,046,589
UWM Holdings Corp. Class A (b)	197,288	1,341,558
		31,846,698

TOTAL FINANCIALS		3,133,953,567

HEALTH CARE - 11.5%
Biotechnology - 1.9%
Acceleron Pharma, Inc. (a)	112,483	19,592,289
Alnylam Pharmaceuticals, Inc. (a)	252,913	40,354,798
BioMarin Pharmaceutical, Inc. (a)	389,011	30,821,342
CureVac NV (a)(b)	113,277	4,539,009
Exact Sciences Corp. (a)(b)	364,107	34,670,269
Exelixis, Inc. (a)	660,008	14,196,772
Horizon Therapeutics PLC (a)	465,563	55,825,659
Incyte Corp. (a)	393,979	26,388,713
Ionis Pharmaceuticals, Inc. (a)(b)	299,041	9,530,437
Iovance Biotherapeutics, Inc. (a)(b)	314,038	7,634,264
Mirati Therapeutics, Inc. (a)	83,680	15,817,194
Natera, Inc. (a)	177,947	20,387,388
Neurocrine Biosciences, Inc. (a)	199,449	21,023,919
Novavax, Inc. (a)(b)	157,484	23,438,344
Repligen Corp. (a)	116,696	33,900,188
Sage Therapeutics, Inc. (a)	109,548	4,421,357
Sarepta Therapeutics, Inc. (a)	175,298	13,871,331
Seagen, Inc. (a)	284,560	50,176,465
Ultragenyx Pharmaceutical, Inc. (a)	137,412	11,531,615
United Therapeutics Corp. (a)	94,093	17,949,181
		456,070,534
Health Care Equipment & Supplies - 3.6%
Abiomed, Inc. (a)	94,513	31,382,097
Dentsply Sirona, Inc.	463,462	26,514,661
DexCom, Inc. (a)	205,652	128,164,375
Envista Holdings Corp. (a)	342,981	13,410,557
Figs, Inc. Class A (a)(b)	80,752	2,714,075
Globus Medical, Inc. (a)	164,738	12,712,831
Hill-Rom Holdings, Inc.	141,850	21,972,565
Hologic, Inc. (a)	535,140	39,231,113
ICU Medical, Inc. (a)	42,450	9,938,819
IDEXX Laboratories, Inc. (a)	180,523	120,253,591
Insulet Corp. (a)(b)	141,005	43,714,370
Integra LifeSciences Holdings Corp. (a)(b)	154,112	10,242,284
Masimo Corp. (a)	106,694	30,252,017
Novocure Ltd. (a)(b)	218,279	22,388,877
Penumbra, Inc. (a)(b)	72,013	19,915,195
Quidel Corp. (a)(b)	78,389	10,407,708
ResMed, Inc.	306,923	80,693,126
STERIS PLC	181,978	42,535,538
Tandem Diabetes Care, Inc. (a)(b)	130,135	17,741,305
Teleflex, Inc.	99,693	35,584,419
The Cooper Companies, Inc.	103,234	43,040,319
West Pharmaceutical Services, Inc.	156,761	67,388,419
Zimmer Biomet Holdings, Inc.	445,317	63,733,769
		893,932,030
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	188,544	11,689,728
agilon health, Inc. (a)(b)	145,224	3,557,988
Amedisys, Inc. (a)	68,371	11,577,945
AmerisourceBergen Corp.	316,770	38,652,275
Cardinal Health, Inc.	619,579	29,622,072
Chemed Corp.	32,787	15,811,531
DaVita HealthCare Partners, Inc. (a)	147,459	15,223,667
Encompass Health Corp.	208,121	13,228,171
Guardant Health, Inc. (a)	191,494	22,364,584
Henry Schein, Inc. (a)	300,360	22,932,486
Laboratory Corp. of America Holdings (a)	205,687	59,036,283
McKesson Corp.	330,545	68,713,695
Molina Healthcare, Inc. (a)	122,991	36,370,899
Oak Street Health, Inc. (a)(b)	209,090	9,875,321
Premier, Inc.	259,351	10,101,721
Quest Diagnostics, Inc.	260,047	38,169,699
Signify Health, Inc. (b)	134,392	2,159,679
Universal Health Services, Inc. Class B	157,304	19,521,426
		428,609,170
Health Care Technology - 0.8%
Cerner Corp.	630,719	46,856,115
Certara, Inc. (b)	176,824	7,304,599
Change Healthcare, Inc. (a)	533,369	11,483,435
Teladoc Health, Inc. (a)(b)	322,246	48,204,779
Veeva Systems, Inc. Class A (a)	292,224	92,637,930
		206,486,858
Life Sciences Tools & Services - 2.7%
10X Genomics, Inc. (a)(b)	178,327	28,758,795
Adaptive Biotechnologies Corp. (a)	232,039	7,752,423
Agilent Technologies, Inc.	649,095	102,225,972
Avantor, Inc. (a)	1,236,513	49,930,395
Bio-Rad Laboratories, Inc. Class A (a)	45,238	35,949,734
Bio-Techne Corp.	82,552	43,228,355
Bruker Corp.	218,167	17,518,810
Charles River Laboratories International, Inc. (a)	106,266	47,679,429
IQVIA Holdings, Inc. (a)	406,881	106,366,831
Maravai LifeSciences Holdings, Inc.	216,577	9,159,041
Mettler-Toledo International, Inc. (a)	48,959	72,502,404
PerkinElmer, Inc.	238,857	42,251,415
PPD, Inc. (a)	341,567	16,111,715
QIAGEN NV (a)	484,028	26,989,401
Sotera Health Co.	211,908	5,234,128
Syneos Health, Inc. (a)	216,931	20,248,340
Waters Corp. (a)	130,403	47,929,623
		679,836,811
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	346,395	47,754,015
Elanco Animal Health, Inc. (a)	949,284	31,212,458
Jazz Pharmaceuticals PLC (a)	126,371	16,812,398
Nektar Therapeutics (a)(b)	378,340	5,735,634
Organon & Co.	540,934	19,879,325
Perrigo Co. PLC	284,789	12,858,223
Royalty Pharma PLC	693,554	27,416,190
Viatris, Inc.	2,577,770	34,413,230
		196,081,473

TOTAL HEALTH CARE		2,861,016,876

INDUSTRIALS - 15.2%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	138,334	24,894,587
BWX Technologies, Inc.	202,562	11,493,368
Curtiss-Wright Corp.	86,855	11,089,646
HEICO Corp. (b)	95,598	13,325,405
HEICO Corp. Class A	167,664	21,072,012
Hexcel Corp. (a)	178,141	10,107,720
Howmet Aerospace, Inc.	825,201	24,500,218
Huntington Ingalls Industries, Inc.	83,989	17,027,090
Mercury Systems, Inc. (a)	117,754	6,069,041
Spirit AeroSystems Holdings, Inc. Class A	223,242	9,217,662
Textron, Inc.	481,179	35,535,069
TransDigm Group, Inc. (a)	110,261	68,783,017
Virgin Galactic Holdings, Inc. (a)(b)	381,192	7,147,350
		260,262,185
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	281,581	27,310,541
Expeditors International of Washington, Inc.	358,871	44,234,439
GXO Logistics, Inc. (a)	206,427	18,330,718
		89,875,698
Airlines - 0.8%
Alaska Air Group, Inc. (a)	260,045	13,730,376
American Airlines Group, Inc. (a)(b)	1,361,500	26,140,800
Copa Holdings SA Class A (a)	67,196	4,969,816
Delta Air Lines, Inc. (a)	1,363,269	53,344,716
JetBlue Airways Corp. (a)	674,763	9,466,925
Southwest Airlines Co. (a)	1,260,178	59,581,216
United Airlines Holdings, Inc. (a)	689,498	31,813,438
		199,047,287
Building Products - 1.8%
A.O. Smith Corp.	282,194	20,619,916
Advanced Drain Systems, Inc. (b)	128,950	14,545,560
Allegion PLC	191,445	24,562,394
Armstrong World Industries, Inc.	101,364	10,709,107
Builders FirstSource, Inc. (a)	436,964	25,461,892
Carlisle Companies, Inc.	109,524	24,415,090
Carrier Global Corp.	1,855,042	96,888,844
Fortune Brands Home & Security, Inc.	294,643	29,876,800
Lennox International, Inc.	71,456	21,385,352
Masco Corp.	525,502	34,446,656
Owens Corning	219,369	20,491,258
The AZEK Co., Inc. (a)	239,483	8,786,631
Trane Technologies PLC	509,179	92,125,756
Trex Co., Inc. (a)	246,739	26,253,030
		450,568,286
Commercial Services & Supplies - 1.2%
ADT, Inc. (b)	337,063	2,814,476
Cintas Corp.	186,351	80,708,618
Clean Harbors, Inc. (a)	107,962	12,150,043
Copart, Inc. (a)	445,913	69,245,830
Driven Brands Holdings, Inc.	114,605	3,721,224
IAA, Inc. (a)	287,588	17,154,624
MSA Safety, Inc.	78,166	11,961,743
Republic Services, Inc.	448,189	60,326,239
Rollins, Inc.	483,239	17,024,510
Stericycle, Inc. (a)(b)	195,012	13,050,203
		288,157,510
Construction & Engineering - 0.3%
AECOM (a)	290,754	19,878,851
MasTec, Inc. (a)	119,686	10,667,613
Quanta Services, Inc.	295,056	35,784,392
Valmont Industries, Inc.	44,470	10,626,551
		76,957,407
Electrical Equipment - 1.6%
Acuity Brands, Inc.	75,389	15,487,162
AMETEK, Inc.	491,798	65,114,055
ChargePoint Holdings, Inc. Class A (a)(b)	223,347	5,534,539
Generac Holdings, Inc. (a)	130,806	65,214,639
Hubbell, Inc. Class B	115,441	23,015,472
nVent Electric PLC	354,986	12,584,254
Plug Power, Inc. (a)(b)	1,091,231	41,761,410
Regal Rexnord Corp.	143,814	21,907,187
Rockwell Automation, Inc.	247,624	79,091,106
Sensata Technologies, Inc. PLC (a)	331,716	18,277,552
Shoals Technologies Group, Inc. (b)	217,901	6,752,752
Sunrun, Inc. (a)	425,107	24,520,172
Vertiv Holdings Co. (b)	599,604	15,397,831
		394,658,131
Machinery - 3.7%
AGCO Corp.	133,056	16,260,774
Allison Transmission Holdings, Inc.	224,238	7,480,580
Colfax Corp. (a)	249,386	12,873,305
Crane Co.	105,154	10,860,305
Cummins, Inc.	306,144	73,425,577
Donaldson Co., Inc.	268,764	16,128,528
Dover Corp.	306,093	51,754,204
Flowserve Corp.	277,289	9,322,456
Fortive Corp.	696,883	52,761,012
Gates Industrial Corp. PLC (a)	202,820	3,334,361
Graco, Inc.	358,042	26,917,598
IDEX Corp.	161,959	36,047,215
Ingersoll Rand, Inc.	864,901	46,497,078
ITT, Inc.	183,726	17,283,105
Lincoln Electric Holdings, Inc.	122,430	17,434,032
Middleby Corp. (a)	117,458	21,429,038
Nordson Corp.	123,793	31,469,419
Oshkosh Corp.	145,688	15,588,616
Otis Worldwide Corp.	916,941	73,639,532
PACCAR, Inc.	726,903	65,145,047
Parker Hannifin Corp.	274,433	81,394,083
Pentair PLC	352,556	26,078,567
Snap-On, Inc.	113,854	23,138,548
Stanley Black & Decker, Inc.	344,301	61,881,219
Timken Co.	136,903	9,713,268
Toro Co.	229,108	21,872,941
Westinghouse Air Brake Tech Co.	386,776	35,092,186
Woodward, Inc.	122,426	13,828,017
Xylem, Inc.	381,820	49,861,874
		928,512,485
Marine - 0.0%
Kirby Corp. (a)	127,013	6,656,751
Professional Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	284,070	24,674,320
CACI International, Inc. Class A (a)	49,561	14,255,726
Clarivate Analytics PLC (a)(b)	926,986	21,737,822
CoStar Group, Inc. (a)	835,563	71,900,196
Dun & Bradstreet Holdings, Inc. (a)	341,412	6,432,202
Equifax, Inc.	258,429	71,695,957
FTI Consulting, Inc. (a)	71,489	10,288,697
IHS Markit Ltd.	796,449	104,111,813
Jacobs Engineering Group, Inc.	275,637	38,704,948
LegalZoom.com, Inc. (b)	40,206	1,127,376
Leidos Holdings, Inc.	301,053	30,099,279
Manpower, Inc.	115,802	11,192,263
Nielsen Holdings PLC	762,209	15,434,732
Robert Half International, Inc.	234,247	26,486,308
Science Applications Internati	123,435	11,081,994
TransUnion Holding Co., Inc.	408,231	47,064,952
Verisk Analytics, Inc.	338,586	71,194,478
		577,483,063
Road & Rail - 1.1%
AMERCO	19,079	14,061,032
J.B. Hunt Transport Services, Inc.	179,295	35,355,181
Kansas City Southern	193,328	59,980,012
Knight-Swift Transportation Holdings, Inc. Class A	342,830	19,435,033
Landstar System, Inc.	81,498	14,328,163
Lyft, Inc. (a)	609,074	27,938,224
Old Dominion Freight Lines, Inc.	218,044	74,429,319
Ryder System, Inc.	111,289	9,454,001
Schneider National, Inc. Class B	110,332	2,751,680
TuSimple Holdings, Inc. (a)	70,941	2,775,212
XPO Logistics, Inc. (a)	206,431	17,711,780
		278,219,637
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	228,173	9,138,329
Core & Main, Inc. (b)	74,529	2,039,113
Fastenal Co.	1,224,003	69,866,091
MSC Industrial Direct Co., Inc. Class A	95,646	8,040,959
SiteOne Landscape Supply, Inc. (a)	93,981	22,081,776
United Rentals, Inc. (a)	154,246	58,476,201
Univar, Inc. (a)	356,632	9,122,647
W.W. Grainger, Inc.	99,109	45,898,369
Watsco, Inc.	69,654	20,170,405
		244,833,890

TOTAL INDUSTRIALS		3,795,232,330

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	128,433	52,617,716
Ciena Corp. (a)	328,749	17,847,783
CommScope Holding Co., Inc. (a)	427,866	4,582,445
F5 Networks, Inc. (a)	128,448	27,121,795
Juniper Networks, Inc.	691,694	20,418,807
Lumentum Holdings, Inc. (a)	161,321	13,321,888
Motorola Solutions, Inc.	354,505	88,126,398
Ubiquiti, Inc.	13,992	4,274,976
ViaSat, Inc. (a)(b)	148,232	8,847,968
		237,159,776
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	1,245,778	95,638,377
Arrow Electronics, Inc. (a)	152,362	17,635,902
Avnet, Inc.	211,412	8,056,911
CDW Corp.	292,742	54,640,294
Cognex Corp.	364,610	31,936,190
Coherent, Inc. (a)	52,097	13,253,477
Corning, Inc.	1,623,270	57,739,714
IPG Photonics Corp. (a)	77,177	12,271,915
Jabil, Inc.	302,981	18,166,741
Keysight Technologies, Inc. (a)	395,460	71,190,709
Littelfuse, Inc.	51,049	15,036,483
National Instruments Corp.	282,732	12,007,628
TD SYNNEX Corp.	88,744	9,318,120
Teledyne Technologies, Inc. (a)	97,992	44,019,966
Trimble, Inc. (a)	534,105	46,664,754
Vontier Corp.	360,533	12,196,831
Zebra Technologies Corp. Class A (a)	113,553	60,631,624
		580,405,636
IT Services - 3.6%
Akamai Technologies, Inc. (a)	342,866	36,158,648
Alliance Data Systems Corp.	106,084	9,043,661
Amdocs Ltd.	275,836	21,471,074
Broadridge Financial Solutions, Inc.	246,638	44,002,686
Cloudflare, Inc. (a)	551,072	107,304,740
Concentrix Corp.	89,810	15,957,441
DXC Technology Co.(a)	535,374	17,437,131
EPAM Systems, Inc. (a)	114,774	77,270,448
Euronet Worldwide, Inc. (a)	107,960	12,112,032
Fastly, Inc. Class A (a)(b)	225,429	11,408,962
FleetCor Technologies, Inc. (a)	173,883	43,020,393
Gartner, Inc. (a)	173,546	57,601,653
Genpact Ltd.	390,517	19,272,014
Globant SA (a)	86,190	27,510,986
GoDaddy, Inc. (a)	358,015	24,763,898
Jack Henry & Associates, Inc.	157,471	26,215,772
MongoDB, Inc. Class A (a)	132,170	68,898,899
Okta, Inc. (a)	264,919	65,482,678
Paychex, Inc.	687,076	84,702,729
Paysafe Ltd. (a)(b)	887,751	6,924,458
Sabre Corp. (a)(b)	676,609	7,023,201
Shift4 Payments, Inc. (a)(b)	91,545	5,779,236
SolarWinds, Inc. (b)	74,324	1,196,616
StoneCo Ltd. Class A (a)	471,603	15,968,478
Switch, Inc. Class A	244,379	6,177,901
The Western Union Co.	870,576	15,861,895
VeriSign, Inc. (a)	210,315	46,830,841
WEX, Inc. (a)	95,237	14,256,979
Wix.com Ltd. (a)(b)	113,691	21,141,978
		910,797,428
Semiconductors & Semiconductor Equipment - 3.1%
Allegro MicroSystems LLC (a)	85,626	2,856,483
Brooks Automation, Inc.	156,083	18,175,865
Cirrus Logic, Inc. (a)	123,262	9,960,802
Enphase Energy, Inc. (a)	281,280	65,152,886
Entegris, Inc.	287,099	40,417,797
First Solar, Inc. (a)	226,009	27,028,416
Marvell Technology, Inc.	1,747,357	119,693,955
Microchip Technology, Inc.	1,148,122	85,064,359
MKS Instruments, Inc.	117,887	17,688,944
Monolithic Power Systems, Inc.	95,590	50,228,721
ON Semiconductor Corp. (a)	903,008	43,407,595
Qorvo, Inc. (a)	236,475	39,782,189
Skyworks Solutions, Inc.	351,803	58,796,835
Teradyne, Inc.	354,467	49,001,518
Universal Display Corp.	92,283	16,906,246
Wolfspeed, Inc. (a)(b)	245,927	29,538,292
Xilinx, Inc.	524,665	94,439,700
		768,140,603
Software - 8.4%
Alteryx, Inc. Class A (a)(b)	125,335	9,173,269
Anaplan, Inc. (a)	299,420	19,525,178
ANSYS, Inc. (a)	185,776	70,516,854
Aspen Technology, Inc. (a)	144,815	22,691,062
Avalara, Inc. (a)	180,632	32,448,732
Bentley Systems, Inc. Class B (b)	294,227	17,403,527
Bill.Com Holdings, Inc. (a)	168,456	49,578,285
Black Knight, Inc. (a)	324,101	22,722,721
C3.Ai, Inc. (b)	72,974	3,292,587
Cadence Design Systems, Inc. (a)	586,250	101,485,738
CDK Global, Inc.	259,871	11,309,586
Ceridian HCM Holding, Inc. (a)	275,427	34,497,232
Citrix Systems, Inc.	264,122	25,020,277
Coupa Software, Inc. (a)	156,047	35,531,902
Crowdstrike Holdings, Inc. (a)	420,424	118,475,483
Datadog, Inc. Class A (a)	495,347	82,747,716
Datto Holding Corp. (b)	50,835	1,214,957
DocuSign, Inc. (a)	406,886	113,232,305
Dolby Laboratories, Inc. Class A	136,902	12,095,292
DoubleVerify Holdings, Inc. (a)(b)	33,059	1,306,822
Dropbox, Inc. Class A (a)	649,993	19,818,287
Duck Creek Technologies, Inc. (a)	152,883	4,815,815
Dynatrace, Inc. (a)	419,580	31,468,500
Elastic NV (a)	148,450	25,757,560
Everbridge, Inc. (a)	81,758	13,024,867
Fair Isaac Corp. (a)	58,684	23,367,969
Five9, Inc. (a)	142,408	22,501,888
Fortinet, Inc. (a)	285,655	96,077,203
Guidewire Software, Inc. (a)(b)	178,886	22,491,337
HubSpot, Inc. (a)	95,048	77,010,741
Jamf Holding Corp. (a)(b)	112,768	5,373,395
Mandiant, Inc. (a)	499,699	8,714,751
Manhattan Associates, Inc. (a)	134,941	24,497,189
McAfee Corp.	145,344	3,106,001
N-able, Inc. (a)(b)	84,370	1,122,121
nCino, Inc. (a)(b)	119,640	8,693,042
NCR Corp. (a)	271,725	10,744,007
New Relic, Inc. (a)(b)	109,971	8,925,246
NortonLifeLock, Inc.	1,172,175	29,831,854
Nuance Communications, Inc. (a)	607,628	33,449,921
Nutanix, Inc. Class A (a)	410,629	14,088,681
Palantir Technologies, Inc. (a)	3,465,208	89,679,583
Palo Alto Networks, Inc. (a)	203,306	103,501,052
Paycom Software, Inc. (a)	108,144	59,246,690
Paycor HCM, Inc.	69,327	2,248,968
Paylocity Holding Corp. (a)	79,908	24,383,127
Pegasystems, Inc.	86,980	10,326,266
Procore Technologies, Inc. (a)	21,594	1,974,771
PTC, Inc. (a)	224,765	28,623,823
RingCentral, Inc. (a)	171,373	41,777,310
Smartsheet, Inc. (a)	256,138	17,676,083
Splunk, Inc. (a)	349,414	57,590,415
SS&C Technologies Holdings, Inc.	477,967	37,984,037
Synopsys, Inc. (a)	323,669	107,840,037
Teradata Corp. (a)	232,114	13,128,368
The Trade Desk, Inc. (a)	913,867	68,457,777
Tyler Technologies, Inc. (a)	85,859	46,640,326
Unity Software, Inc. (a)(b)	317,406	48,026,702
Zendesk, Inc. (a)	253,743	25,831,037
Zscaler, Inc. (a)	164,851	52,564,390
		2,106,650,662
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	2,773,094	40,625,827
HP, Inc.	2,564,201	77,772,216
NetApp, Inc.	474,629	42,384,370
Pure Storage, Inc. Class A (a)	568,408	15,267,439
Western Digital Corp. (a)	654,636	34,230,916
Xerox Holdings Corp.	302,570	5,385,746
		215,666,514

TOTAL INFORMATION TECHNOLOGY		4,818,820,619

MATERIALS - 5.2%
Chemicals - 2.5%
Albemarle Corp. U.S.	247,928	62,098,526
Ashland Global Holdings, Inc. (b)	117,125	11,245,171
Axalta Coating Systems Ltd. (a)	439,863	13,719,327
Celanese Corp. Class A	237,055	38,286,753
CF Industries Holdings, Inc.	456,005	25,901,084
Corteva, Inc.	1,574,576	67,942,954
Diversey Holdings Ltd. (a)	106,657	1,855,832
Eastman Chemical Co.	289,585	30,125,528
Element Solutions, Inc.	493,252	11,201,753
FMC Corp.	274,785	25,008,183
Huntsman Corp.	449,468	14,643,667
International Flavors & Fragrances, Inc.	531,306	78,341,070
LyondellBasell Industries NV Class A	560,713	52,045,381
NewMarket Corp.	14,271	4,852,283
Olin Corp.	306,545	17,466,934
PPG Industries, Inc.	504,981	81,084,799
RPM International, Inc.	272,241	23,739,415
The Chemours Co. LLC	350,932	9,833,115
The Mosaic Co.	736,679	30,623,746
The Scotts Miracle-Gro Co. Class A	87,536	12,995,595
Valvoline, Inc.	386,122	13,112,703
Westlake Chemical Corp.	70,688	6,880,770
		633,004,589
Construction Materials - 0.5%
Eagle Materials, Inc.	87,675	13,007,463
Martin Marietta Materials, Inc.	132,630	52,102,369
Vulcan Materials Co.	282,021	53,617,833
		118,727,665
Containers & Packaging - 1.4%
Amcor PLC	3,285,864	39,660,378
Aptargroup, Inc.	139,983	16,907,147
Ardagh Group SA	38,734	953,825
Avery Dennison Corp.	176,470	38,421,048
Ball Corp.	685,606	62,719,237
Berry Global Group, Inc. (a)	287,899	18,868,900
Crown Holdings, Inc.	269,304	28,004,923
Graphic Packaging Holding Co.	601,488	11,987,656
International Paper Co.	834,598	41,454,483
Packaging Corp. of America	199,822	27,449,548
Sealed Air Corp.	319,233	18,936,902
Silgan Holdings, Inc.	178,330	7,168,866
Sonoco Products Co.	208,928	12,107,378
WestRock Co.	562,425	27,052,643
		351,692,934
Metals & Mining - 0.7%
Alcoa Corp.	398,202	18,297,382
Cleveland-Cliffs, Inc. (a)(b)	971,469	23,422,118
Nucor Corp.	626,688	69,969,715
Reliance Steel & Aluminum Co.	135,086	19,744,170
Royal Gold, Inc.	139,711	13,834,183
Steel Dynamics, Inc.	413,482	27,322,891
United States Steel Corp.	570,091	15,044,701
		187,635,160
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	202,362	11,925,193
Sylvamo Corp. (a)	75,886	2,136,950
		14,062,143

TOTAL MATERIALS		1,305,122,491

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Alexandria Real Estate Equities, Inc.	329,022	67,166,551
American Campus Communities, Inc.	291,895	15,680,599
American Homes 4 Rent Class A	603,149	24,487,849
Americold Realty Trust	556,570	16,402,118
Apartment Income (REIT) Corp.	333,176	17,861,565
AvalonBay Communities, Inc.	297,360	70,379,165
Boston Properties, Inc.	332,972	37,838,938
Brixmor Property Group, Inc.	631,126	14,793,593
Camden Property Trust (SBI)	207,454	33,835,747
CoreSite Realty Corp.	93,347	13,298,214
Cousins Properties, Inc.	316,015	12,517,354
CubeSmart	428,068	23,548,021
CyrusOne, Inc.	264,286	21,676,738
Douglas Emmett, Inc.	354,661	11,590,321
Duke Realty Corp.	798,360	44,899,766
EPR Properties	157,760	7,921,130
Equity Lifestyle Properties, Inc.	370,576	31,317,378
Equity Residential (SBI)	786,184	67,926,298
Essex Property Trust, Inc.	138,214	46,983,085
Extra Space Storage, Inc.	279,704	55,205,178
Federal Realty Investment Trust (SBI)	164,565	19,805,398
First Industrial Realty Trust, Inc.	274,299	15,972,431
Gaming & Leisure Properties	470,137	22,796,943
Healthcare Trust of America, Inc.	463,935	15,490,790
Healthpeak Properties, Inc.	1,149,840	40,830,818
Highwoods Properties, Inc. (SBI)	219,058	9,822,561
Host Hotels & Resorts, Inc. (a)	1,507,736	25,375,197
Hudson Pacific Properties, Inc.	315,944	8,135,558
Invitation Homes, Inc.	1,229,622	50,721,908
Iron Mountain, Inc.	610,974	27,884,853
JBG SMITH Properties	264,025	7,619,762
Kilroy Realty Corp.	247,513	16,677,426
Kimco Realty Corp.	1,238,851	27,998,033
Lamar Advertising Co. Class A	183,740	20,799,368
Life Storage, Inc.	165,871	22,195,199
Medical Properties Trust, Inc.	1,260,232	26,880,749
Mid-America Apartment Communities, Inc.	246,063	50,248,525
National Retail Properties, Inc.	372,454	16,894,513
Omega Healthcare Investors, Inc.	508,794	14,938,192
Park Hotels & Resorts, Inc. (a)	500,462	9,273,561
Rayonier, Inc.	299,174	11,168,165
Realty Income Corp.	830,941	59,354,116
Regency Centers Corp.	360,095	25,354,289
Rexford Industrial Realty, Inc.	294,009	19,757,405
SBA Communications Corp. Class A	231,078	79,798,166
Simon Property Group, Inc.	695,811	101,991,976
SL Green Realty Corp.	142,644	9,995,065
Spirit Realty Capital, Inc.	253,175	12,387,853
Store Capital Corp.	520,912	17,882,909
Sun Communities, Inc.	244,296	47,877,130
UDR, Inc.	629,822	34,974,016
Ventas, Inc.	837,716	44,708,903
VEREIT, Inc.	488,002	24,546,501
VICI Properties, Inc. (b)	1,252,099	36,749,106
Vornado Realty Trust	374,110	15,948,309
Welltower, Inc.	901,814	72,505,846
Weyerhaeuser Co.	1,598,300	57,091,276
WP Carey, Inc.	389,690	30,048,996
		1,787,831,420
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	712,257	74,131,709
Howard Hughes Corp. (a)	88,455	7,707,084
Jones Lang LaSalle, Inc. (a)	107,707	27,813,179
Opendoor Technologies, Inc. (a)(b)	958,574	22,727,790
		132,379,762

TOTAL REAL ESTATE		1,920,211,182

UTILITIES - 4.4%
Electric Utilities - 2.0%
Alliant Energy Corp.	533,631	30,187,506
Avangrid, Inc. (b)	121,767	6,417,121
Edison International	795,464	50,058,550
Entergy Corp.	427,485	44,039,505
Evergy, Inc.	487,751	31,094,126
Eversource Energy	732,247	62,167,770
FirstEnergy Corp.	1,160,401	44,710,251
Hawaiian Electric Industries, Inc.	224,706	9,114,075
IDACORP, Inc.	107,303	11,193,849
NRG Energy, Inc.	518,849	20,696,887
OGE Energy Corp.	425,655	14,502,066
PG&E Corp. (a)(b)	3,221,290	37,366,964
Pinnacle West Capital Corp.	240,316	15,497,979
PPL Corp.	1,643,866	47,343,341
Xcel Energy, Inc.	1,148,644	74,190,916
		498,580,906
Gas Utilities - 0.2%
Atmos Energy Corp.	275,862	25,412,407
National Fuel Gas Co.	186,032	10,683,818
UGI Corp.	443,520	19,253,203
		55,349,428
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	272,306	11,276,191
The AES Corp.	1,408,771	35,402,415
Vistra Corp.	1,021,275	20,006,777
		66,685,383
Multi-Utilities - 1.5%
Ameren Corp.	542,928	45,763,401
CenterPoint Energy, Inc.	1,265,880	32,963,515
CMS Energy Corp.	616,559	37,209,336
Consolidated Edison, Inc.	755,230	56,944,342
DTE Energy Co.	411,626	46,657,807
MDU Resources Group, Inc.	425,228	13,067,256
NiSource, Inc.	835,289	20,606,580
Public Service Enterprise Group, Inc.	1,075,928	68,644,206
WEC Energy Group, Inc.	673,237	60,631,724
		382,488,167
Water Utilities - 0.4%
American Water Works Co., Inc.	387,352	67,468,971
Essential Utilities, Inc.	477,904	22,494,941
		89,963,912

TOTAL UTILITIES		1,093,067,796

TOTAL COMMON STOCKS
(Cost $17,050,942,210)		24,862,652,394

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.06% (c)	55,990,254	56,001,452
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	827,475,358	827,558,106
TOTAL MONEY MARKET FUNDS
(Cost $883,555,642)		883,559,558
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $17,934,497,852)		25,746,211,952
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(789,857,361)
NET ASSETS - 100%		$24,956,354,591

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	291	Dec. 2021	$81,171,540	$2,418,898	$2,418,898

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$43,980,920	$1,682,410,780	$1,670,390,248	$25,740	$--	$--	$56,001,452	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	646,407,750	2,268,960,948	2,087,810,592	900,993	--	--	827,558,106	2.2%
Total	$690,388,670	$3,951,371,728	$3,758,200,840	$926,733	$--	$--	$883,559,558

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,025,306,791	$1,025,306,791	$--	$--
Consumer Discretionary	3,137,642,578	3,137,642,578	--	--
Consumer Staples	791,589,535	791,589,535	--	--
Energy	980,688,629	980,688,629	--	--
Financials	3,133,953,567	3,133,953,567	--	--
Health Care	2,861,016,876	2,861,016,876	--	--
Industrials	3,795,232,330	3,795,232,330	--	--
Information Technology	4,818,820,619	4,818,820,619	--	--
Materials	1,305,122,491	1,305,122,491	--	--
Real Estate	1,920,211,182	1,920,211,182	--	--
Utilities	1,093,067,796	1,093,067,796	--	--
Money Market Funds	883,559,558	883,559,558	--	--
Total Investments in Securities:	$25,746,211,952	$25,746,211,952	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$2,418,898	$2,418,898	$--	$--
Total Assets	$2,418,898	$2,418,898	$--	$--
Total Derivative Instruments:	$2,418,898	$2,418,898	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,418,898	$0
Total Equity Risk	2,418,898	0
Total Value of Derivatives	$2,418,898	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $812,794,022) — See accompanying schedule: Unaffiliated issuers (cost $17,050,942,210)	$24,862,652,394
Fidelity Central Funds (cost $883,555,642)	883,559,558
Total Investment in Securities (cost $17,934,497,852)		$25,746,211,952
Segregated cash with brokers for derivative instruments		3,375,000
Cash		7,662,384
Receivable for fund shares sold		36,113,468
Dividends receivable		8,271,466
Distributions receivable from Fidelity Central Funds		107,539
Receivable for daily variation margin on futures contracts		32,346
Other receivables		373,498
Total assets		25,802,147,653
Liabilities
Payable for fund shares redeemed	$17,668,092
Accrued management fee	505,908
Other payables and accrued expenses	74,883
Collateral on securities loaned	827,544,179
Total liabilities		845,793,062
Net Assets		$24,956,354,591
Net Assets consist of:
Paid in capital		$16,478,490,693
Total accumulated earnings (loss)		8,477,863,898
Net Assets		$24,956,354,591
Net Asset Value, offering price and redemption price per share ($24,956,354,591 ÷ 760,139,413 shares)		$32.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$149,697,934
Interest		1,934
Income from Fidelity Central Funds (including $900,993 from security lending)		926,733
Total income		150,626,601
Expenses
Management fee	$2,860,692
Independent trustees' fees and expenses	33,921
Total expenses before reductions	2,894,613
Expense reductions	(11)
Total expenses after reductions		2,894,602
Net investment income (loss)		147,731,999
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	678,750,356
Futures contracts	(5,605,688)
Total net realized gain (loss)		673,144,668
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	838,233,892
Futures contracts	421,321
Total change in net unrealized appreciation (depreciation)		838,655,213
Net gain (loss)		1,511,799,881
Net increase (decrease) in net assets resulting from operations		$1,659,531,880

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$147,731,999	$222,523,794
Net realized gain (loss)	673,144,668	237,389,245
Change in net unrealized appreciation (depreciation)	838,655,213	7,107,793,057
Net increase (decrease) in net assets resulting from operations	1,659,531,880	7,567,706,096
Distributions to shareholders	(80,435,786)	(410,200,120)
Share transactions
Proceeds from sales of shares	3,799,836,796	7,119,456,006
Reinvestment of distributions	76,156,156	390,795,119
Cost of shares redeemed	(2,452,863,073)	(4,669,032,900)
Net increase (decrease) in net assets resulting from share transactions	1,423,129,879	2,841,218,225
Total increase (decrease) in net assets	3,002,225,973	9,998,724,201
Net Assets
Beginning of period	21,954,128,618	11,955,404,417
End of period	$24,956,354,591	$21,954,128,618
Other Information
Shares
Sold	120,783,290	279,167,839
Issued in reinvestment of distributions	2,458,238	15,064,593
Redeemed	(78,236,802)	(185,726,148)
Net increase (decrease)	45,004,726	108,506,284

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$30.70	$19.71	$22.53	$20.85	$19.25	$16.87
Income from Investment Operations
Net investment income (loss)A	.20	.34	.40	.36	.34	.31
Net realized and unrealized gain (loss)	2.04	11.28	(2.54)	1.80	1.79	2.48
Total from investment operations	2.24	11.62	(2.14)	2.16	2.13	2.79
Distributions from net investment income	(.07)	(.37)	(.34)	(.34)	(.28)	(.25)
Distributions from net realized gain	(.05)	(.26)	(.34)	(.14)	(.25)	(.16)
Total distributions	(.11)B	(.63)	(.68)	(.48)	(.53)	(.41)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$32.83	$30.70	$19.71	$22.53	$20.85	$19.25
Total ReturnD,E	7.32%	59.59%	(9.99)%	10.68%	11.13%	16.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H,I	.03%	.03%	.03%	.04%	.05%
Expenses net of fee waivers, if any	.02%H,I	.03%	.03%	.03%	.04%	.04%
Expenses net of all reductions	.02%H,I	.03%	.03%	.03%	.04%	.04%
Net investment income (loss)	1.28%H	1.35%	1.82%	1.71%	1.66%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$24,956,355	$21,954,129	$11,955,404	$9,705,989	$393,979	$191,401
Portfolio turnover rateJ	17%H,K	14%K	14%	12%	10%K	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
AMC Entertainment Holdings, Inc. Class A	0.6
Asana, Inc.	0.3
Crocs, Inc.	0.3
Ovintiv, Inc.	0.3
Tetra Tech, Inc.	0.3
Lattice Semiconductor Corp.	0.3
Intellia Therapeutics, Inc.	0.3
Avis Budget Group, Inc.	0.3
Silicon Laboratories, Inc.	0.3
Saia, Inc.	0.3
3.3

Top Market Sectors as of October 31, 2021

% of fund's net assets
Health Care	18.9
Financials	15.2
Industrials	14.3
Information Technology	13.8
Consumer Discretionary	10.9
Real Estate	6.8
Energy	4.6
Materials	3.7
Communication Services	3.4
Consumer Staples	3.0

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.4%

Fidelity® Small Cap Index Fund

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)(b)	81,099	$5,198,446
ATN International, Inc.	77,532	3,161,755
Bandwidth, Inc. (a)	170,250	14,518,920
Cogent Communications Group, Inc.	311,327	23,844,535
Consolidated Communications Holdings, Inc. (a)	500,821	3,706,075
EchoStar Holding Corp. Class A (a)(b)	285,912	6,707,496
Globalstar, Inc. (a)(b)	4,411,971	7,279,752
IDT Corp. Class B (a)	145,607	7,043,011
Iridium Communications, Inc. (a)	860,511	34,893,721
Liberty Latin America Ltd.:
Class A (a)	91,428	1,098,965
Class C (a)	1,336,893	16,082,823
Ooma, Inc. (a)(b)	162,340	3,750,054
Radius Global Infrastructure, Inc. (a)	428,785	7,430,844
		134,716,397
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (a)(b)	3,747,033	132,532,534
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	60,614	1,185,004
Cinemark Holdings, Inc. (a)(b)	786,945	14,794,566
CuriosityStream, Inc. Class A (a)(b)	212,372	2,117,349
Eros International PLC (a)(b)	1,688,246	1,380,141
IMAX Corp. (a)	360,804	6,801,155
Lions Gate Entertainment Corp.:
Class A (a)(b)	586,975	7,601,326
Class B (a)	663,114	7,506,450
LiveOne, Inc. (a)	478,629	1,096,060
Madison Square Garden Entertainment Corp. (a)(b)	191,152	13,470,481
Marcus Corp. (a)(b)	161,751	3,003,716
		191,488,782
Interactive Media & Services - 0.6%
CarGurus, Inc. Class A (a)	688,534	23,093,430
Cars.com, Inc. (a)	500,563	6,517,330
Eventbrite, Inc. (a)(b)	546,399	11,059,116
EverQuote, Inc. Class A (a)	97,592	1,345,794
fuboTV, Inc. (a)(b)	957,233	28,535,116
Liberty TripAdvisor Holdings, Inc. (a)	417,755	1,290,863
MediaAlpha, Inc. Class A (b)	111,660	1,957,400
Outbrain, Inc. (b)	61,866	1,048,010
QuinStreet, Inc. (a)	369,344	5,170,816
TrueCar, Inc. (a)	613,064	2,568,738
Yelp, Inc. (a)	519,880	20,082,964
Ziff Davis, Inc. (a)(b)	316,805	40,636,577
		143,306,154
Media - 1.1%
Advantage Solutions, Inc. Class A (a)	558,115	4,766,302
AMC Networks, Inc. Class A (a)	210,631	8,381,007
Audacy, Inc. Class A (a)	772,445	2,494,997
Boston Omaha Corp. (a)(b)	131,668	4,667,631
Cardlytics, Inc. (a)(b)	233,581	18,373,481
Clear Channel Outdoor Holdings, Inc. (a)	2,636,833	7,646,816
comScore, Inc. (a)	514,604	2,012,102
Daily Journal Corp. (a)	8,623	2,959,586
Digital Media Solutions, Inc. Class A (a)(b)	23,077	138,000
E.W. Scripps Co. Class A	419,810	7,808,466
Emerald Holding, Inc. (a)	153,285	620,804
Entravision Communication Corp. Class A (b)	435,432	3,470,393
Fluent, Inc. (a)(b)	306,325	729,054
Gannett Co., Inc. (a)(b)	935,199	5,424,154
Gray Television, Inc.	620,753	14,550,450
Hemisphere Media Group, Inc. (a)	121,349	1,340,906
iHeartMedia, Inc. (a)	808,408	15,666,947
Integral Ad Science Holding Corp.	124,041	3,047,687
John Wiley & Sons, Inc. Class A	311,793	16,889,827
Liberty Media Corp.:
Liberty Braves Class A (a)	43,982	1,344,530
Liberty Braves Class C (a)	298,173	8,861,702
Loral Space & Communications Ltd.	94,826	4,724,231
Magnite, Inc. (a)(b)	945,080	25,545,512
Meredith Corp. (a)	287,792	16,761,006
National CineMedia, Inc.	550,220	1,749,700
Scholastic Corp.	188,444	6,819,788
Sinclair Broadcast Group, Inc. Class A	337,435	8,817,177
Stagwell, Inc. (a)(b)	440,294	3,821,752
TechTarget, Inc. (a)(b)	186,667	17,604,565
Tegna, Inc.	1,605,535	31,564,818
Thryv Holdings, Inc. (a)	55,505	1,757,843
WideOpenWest, Inc. (a)	376,073	7,164,191
		257,525,425
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	429,343	6,981,117
Shenandoah Telecommunications Co.	348,950	9,644,978
Telephone & Data Systems, Inc.	735,382	13,781,059
U.S. Cellular Corp.(a)	108,506	3,317,028
		33,724,182

TOTAL COMMUNICATION SERVICES		760,760,940

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.2%
Adient PLC (a)	689,592	28,700,819
American Axle & Manufacturing Holdings, Inc. (a)	680,744	6,181,156
Cooper-Standard Holding, Inc. (a)	119,639	3,103,436
Dana, Inc.	1,054,134	23,391,233
Dorman Products, Inc. (a)	193,394	20,186,466
Fox Factory Holding Corp. (a)(b)	307,801	49,540,571
Gentherm, Inc. (a)	241,002	17,744,977
LCI Industries	180,801	25,247,052
Modine Manufacturing Co. (a)	367,132	4,038,452
Motorcar Parts of America, Inc. (a)	135,190	2,557,795
Patrick Industries, Inc.	165,440	12,889,430
Standard Motor Products, Inc.	151,169	7,240,995
Stoneridge, Inc. (a)	187,869	3,565,754
Tenneco, Inc. (a)	496,353	6,586,604
The Goodyear Tire & Rubber Co. (a)	2,001,796	38,274,340
Visteon Corp. (a)	202,404	22,908,085
XL Fleet Corp. (Class A) (a)(b)	360,505	1,975,567
XPEL, Inc. (a)	130,765	9,925,064
		284,057,796
Automobiles - 0.2%
Arcimoto, Inc. (a)(b)	253,616	2,962,235
Canoo, Inc. (a)(b)	831,701	6,670,242
Fisker, Inc. (a)(b)	1,199,548	19,252,745
Lordstown Motors Corp. Class A (a)(b)	807,558	4,175,075
Winnebago Industries, Inc. (b)	235,054	15,910,805
Workhorse Group, Inc. (a)(b)	666,955	4,488,607
		53,459,709
Distributors - 0.0%
Funko, Inc. (a)	192,142	3,149,207
Diversified Consumer Services - 0.7%
2U, Inc. (a)(b)	533,538	15,760,713
Adtalem Global Education, Inc. (a)	367,251	13,562,579
American Public Education, Inc. (a)(b)	141,741	3,542,108
Carriage Services, Inc.	128,289	6,600,469
Coursera, Inc. (b)	425,333	14,848,375
European Wax Center, Inc.	77,326	2,465,153
Graham Holdings Co.	28,656	16,788,118
Houghton Mifflin Harcourt Co. (a)	923,377	13,102,720
Laureate Education, Inc. Class A	744,775	12,899,503
OneSpaWorld Holdings Ltd. (a)(b)	394,451	4,260,071
Perdoceo Education Corp. (a)	487,227	5,174,351
PowerSchool Holdings, Inc. (b)	317,535	7,338,234
Regis Corp. (a)(b)	27,450	74,115
StoneMor, Inc. (a)(b)	242,953	629,248
Strategic Education, Inc.	141,519	9,653,011
Stride, Inc. (a)	298,441	10,594,656
Vivint Smart Home, Inc. Class A (a)(b)	697,153	6,323,178
WW International, Inc. (a)(b)	301,582	5,235,464
		148,852,066
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	425,927	5,187,791
Bally's Corp. (a)	237,800	10,893,618
Biglari Holdings, Inc. (a)	5,519	917,423
BJ's Restaurants, Inc. (a)(b)	164,897	5,494,368
Bloomin' Brands, Inc. (a)	644,844	13,941,527
Bluegreen Vacations Holding Corp. Class A (a)	106,395	2,724,776
Brinker International, Inc. (a)	332,964	13,971,169
Carrols Restaurant Group, Inc. (b)	189,867	696,812
Century Casinos, Inc. (a)	200,575	2,968,510
Chuy's Holdings, Inc. (a)(b)	145,585	4,245,259
Cracker Barrel Old Country Store, Inc.	172,169	22,927,746
Dave & Buster's Entertainment, Inc. (a)	314,557	11,679,501
Del Taco Restaurants, Inc.	217,548	1,814,350
Denny's Corp. (a)(b)	451,573	7,180,011
Dine Brands Global, Inc. (a)	119,608	10,108,072
Drive Shack, Inc. (a)	594,910	1,546,766
El Pollo Loco Holdings, Inc. (a)	139,053	2,044,079
Esports Technologies, Inc. (a)(b)	83,922	2,358,208
Everi Holdings, Inc. (a)	620,980	14,903,520
F45 Training Holdings, Inc. (b)	148,527	2,039,276
Fiesta Restaurant Group, Inc. (a)(b)	129,818	1,368,282
Full House Resorts, Inc. (a)	242,428	2,412,159
GAN Ltd. (a)(b)	324,388	4,632,261
Golden Entertainment, Inc. (a)	126,096	6,553,209
Golden Nugget Online Gaming, Inc. (a)	308,807	5,209,574
Hall of Fame Resort & Entertainment Co. (a)(b)	491,441	1,130,314
Hilton Grand Vacations, Inc. (a)	616,705	31,007,927
International Game Technology PLC (a)	723,309	21,330,382
Jack in the Box, Inc.	159,413	15,773,916
Krispy Kreme, Inc. (b)	160,380	2,044,845
Kura Sushi U.S.A., Inc. Class A (a)	28,919	1,231,371
Lindblad Expeditions Holdings (a)	241,569	3,611,457
Monarch Casino & Resort, Inc. (a)	96,229	6,949,658
Nathan's Famous, Inc.	18,316	1,144,750
NeoGames SA	41,874	1,555,619
Noodles & Co. (a)	302,267	3,672,544
Papa John's International, Inc.	239,382	29,702,519
PlayAGS, Inc. (a)	177,962	1,569,625
RCI Hospitality Holdings, Inc.	61,222	4,150,852
Red Robin Gourmet Burgers, Inc. (a)(b)	122,594	2,435,943
Red Rock Resorts, Inc. (a)	445,076	24,216,585
Rush Street Interactive, Inc. (a)	409,387	8,240,960
Ruth's Hospitality Group, Inc. (a)	246,813	4,773,363
Scientific Games Corp. Class A (a)	698,929	55,949,266
SeaWorld Entertainment, Inc. (a)	373,550	23,720,425
Shake Shack, Inc. Class A (a)(b)	272,812	18,870,406
Target Hospitality Corp. (a)	178,913	740,700
Texas Roadhouse, Inc. Class A	511,452	45,422,052
The Cheesecake Factory, Inc. (a)	335,638	13,640,328
The ONE Group Hospitality, Inc. (a)	149,799	1,980,343
Wingstop, Inc. (b)	217,630	37,534,646
Xponential Fitness, Inc. (b)	67,479	1,140,395
		521,359,458
Household Durables - 1.8%
Aterian, Inc. (a)(b)	219,403	1,401,985
Bassett Furniture Industries, Inc.	75,467	1,274,638
Beazer Homes U.S.A., Inc. (a)	215,701	3,906,345
Casper Sleep, Inc. (a)(b)	231,530	842,769
Cavco Industries, Inc. (a)	66,710	16,035,750
Century Communities, Inc.	219,093	14,692,377
Ethan Allen Interiors, Inc.	159,876	3,710,722
Flexsteel Industries, Inc.	46,811	1,310,708
GoPro, Inc. Class A (a)	919,123	7,913,649
Green Brick Partners, Inc. (a)	229,179	5,970,113
Hamilton Beach Brands Holding Co. Class A	46,766	701,490
Helen of Troy Ltd. (a)	174,963	39,357,927
Hooker Furnishings Corp.	81,362	2,051,136
Hovnanian Enterprises, Inc. Class A (a)	37,037	3,120,738
Installed Building Products, Inc.	172,961	21,974,695
iRobot Corp. (a)(b)	203,263	16,956,199
KB Home	608,384	24,426,618
La-Z-Boy, Inc.	325,751	10,827,963
Landsea Homes Corp. (a)	74,298	672,397
Legacy Housing Corp. (a)	56,681	1,006,088
LGI Homes, Inc. (a)	158,896	23,723,173
Lifetime Brands, Inc.	89,922	1,525,077
Lovesac (a)(b)	94,835	7,398,078
M.D.C. Holdings, Inc.	415,147	20,333,900
M/I Homes, Inc. (a)	208,132	11,917,638
Meritage Homes Corp. (a)	272,277	29,599,233
Purple Innovation, Inc. (a)(b)	424,665	8,196,035
Skyline Champion Corp. (a)	380,914	24,119,474
Snap One Holdings Corp. (a)	95,015	1,387,219
Sonos, Inc. (a)	875,500	28,558,810
Taylor Morrison Home Corp. (a)	889,028	27,142,025
Traeger, Inc. (a)	163,504	3,088,591
TRI Pointe Homes, Inc. (a)	817,261	19,769,544
Tupperware Brands Corp. (a)(b)	361,427	8,038,136
Universal Electronics, Inc. (a)	94,476	3,890,522
VOXX International Corp. (a)	135,752	1,535,355
Vuzix Corp. (a)(b)	437,130	4,672,920
Weber, Inc. (b)	121,923	2,031,237
		405,081,274
Internet & Direct Marketing Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)(b)	195,569	6,281,676
1stDibs.com, Inc. (b)	50,712	869,204
CarParts.com, Inc. (a)(b)	359,088	5,468,910
Duluth Holdings, Inc. (a)(b)	92,136	1,320,309
Groupon, Inc. (a)(b)	174,885	3,711,060
Lands' End, Inc. (a)(b)	106,474	2,798,137
Liquidity Services, Inc. (a)	192,074	4,240,994
Overstock.com, Inc. (a)(b)	313,452	29,850,034
PetMed Express, Inc.	144,637	4,112,030
Porch Group, Inc. Class A (a)	563,673	11,854,043
Quotient Technology, Inc. (a)	485,133	3,124,257
Revolve Group, Inc. (a)	260,337	19,535,688
Shutterstock, Inc.	170,195	20,619,124
Stitch Fix, Inc. (a)	430,054	14,879,868
The RealReal, Inc. (a)	584,440	7,615,253
Xometry, Inc.	59,480	3,211,920
		139,492,507
Leisure Products - 0.5%
Acushnet Holdings Corp.	249,263	12,697,457
American Outdoor Brands, Inc. (a)	105,067	2,393,426
AMMO, Inc. (b)	623,159	3,763,880
Callaway Golf Co. (a)	845,479	22,870,207
Clarus Corp. (b)	177,192	4,886,955
Escalade, Inc. (b)	75,317	1,409,181
Genius Brands International, Inc. (a)(b)	2,065,429	2,870,946
Johnson Outdoors, Inc. Class A	38,002	4,035,052
Latham Group, Inc. (a)	170,761	2,629,719
Malibu Boats, Inc. Class A (a)	152,776	10,787,513
Marine Products Corp.	59,172	749,709
MasterCraft Boat Holdings, Inc. (a)	140,604	3,765,375
Nautilus, Inc. (a)(b)	214,846	2,197,875
Smith & Wesson Brands, Inc.	349,641	7,517,282
Sturm, Ruger & Co., Inc.	124,289	9,803,916
Vista Outdoor, Inc. (a)	416,701	17,434,770
		109,813,263
Multiline Retail - 0.4%
Big Lots, Inc. (b)	249,347	11,033,605
Dillard's, Inc. Class A (b)	43,321	10,013,216
Franchise Group, Inc.	211,152	7,770,394
Macy's, Inc.	2,278,470	60,311,101
		89,128,316
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (a)	445,070	17,598,068
Academy Sports & Outdoors, Inc.	563,916	24,124,326
America's Car Mart, Inc. (a)	45,805	5,473,239
American Eagle Outfitters, Inc. (b)	1,108,230	26,309,380
Arko Corp. (a)(b)	740,765	7,103,936
Asbury Automotive Group, Inc. (a)	140,464	27,490,209
Barnes & Noble Education, Inc. (a)	277,750	2,883,045
Bed Bath & Beyond, Inc. (a)(b)	764,839	10,738,340
Big 5 Sporting Goods Corp. (b)	155,918	3,770,097
Boot Barn Holdings, Inc. (a)	213,192	22,276,432
Caleres, Inc.	267,115	6,159,672
Camping World Holdings, Inc. (b)	311,674	11,609,857
CarLotz, Inc. Class A (a)(b)	664,518	2,392,265
Chico's FAS, Inc. (a)	869,938	4,749,861
Citi Trends, Inc. (a)(b)	64,383	4,980,669
Conn's, Inc. (a)(b)	131,068	2,918,884
Designer Brands, Inc. Class A (a)(b)	434,985	5,885,347
Genesco, Inc. (a)	106,453	6,449,987
Group 1 Automotive, Inc.	127,396	22,905,801
GrowGeneration Corp. (a)(b)	405,351	8,544,799
Guess?, Inc.	294,959	6,108,601
Haverty Furniture Companies, Inc.	121,844	3,496,923
Hibbett, Inc. (b)	117,222	9,077,672
JOANN, Inc. (b)	106,717	1,090,648
Kirkland's, Inc. (a)(b)	103,159	2,319,014
Lazydays Holdings, Inc. (a)(b)	58,826	1,240,640
Lumber Liquidators Holdings, Inc. (a)(b)	197,584	3,572,319
MarineMax, Inc. (a)	154,200	7,986,018
Monro, Inc. (b)	239,321	14,780,465
Murphy U.S.A., Inc.	174,923	28,503,703
National Vision Holdings, Inc. (a)(b)	594,155	36,623,714
OneWater Marine, Inc. Class A	76,279	3,382,211
Party City Holdco, Inc. (a)	798,234	5,803,161
Rent-A-Center, Inc.	479,415	25,533,643
Sally Beauty Holdings, Inc. (a)(b)	815,683	12,447,323
Shift Technologies, Inc. Class A (a)(b)	471,997	3,223,740
Shoe Carnival, Inc. (b)	129,712	4,393,345
Signet Jewelers Ltd.	377,107	33,630,402
Sleep Number Corp. (a)(b)	168,018	14,842,710
Sonic Automotive, Inc. Class A (sub. vtg.)	159,000	7,859,370
Sportsman's Warehouse Holdings, Inc. (a)	328,514	5,670,152
The Aaron's Co., Inc.	233,796	5,468,488
The Buckle, Inc.	215,065	8,951,005
The Cato Corp. Class A (sub. vtg.)	142,749	2,516,665
The Children's Place, Inc. (a)(b)	101,594	8,421,127
The Container Store Group, Inc. (a)(b)	228,009	2,521,780
The ODP Corp. (a)	344,381	14,911,697
Tilly's, Inc.	165,617	2,298,764
Torrid Holdings, Inc. (b)	92,944	1,397,878
TravelCenters of America LLC (a)	91,453	4,930,231
Urban Outfitters, Inc. (a)	499,237	15,940,637
Winmark Corp.	24,144	5,621,206
Zumiez, Inc. (a)	160,212	6,520,628
		535,450,094
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	448,874	72,470,707
Fossil Group, Inc. (a)	318,754	3,767,672
G-III Apparel Group Ltd. (a)	317,232	9,091,869
Kontoor Brands, Inc.	374,948	19,872,244
Movado Group, Inc.	114,152	3,801,262
Oxford Industries, Inc.	116,178	10,772,024
PLBY Group, Inc. (a)(b)	182,941	5,136,983
Rocky Brands, Inc.	49,736	2,713,099
Steven Madden Ltd.	592,714	26,731,401
Superior Group of Companies, Inc.	84,260	2,189,917
Unifi, Inc. (a)	91,176	2,190,048
Vera Bradley, Inc. (a)	187,770	1,842,024
Wolverine World Wide, Inc.	590,774	19,595,974
		180,175,224

TOTAL CONSUMER DISCRETIONARY		2,470,018,914

CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Celsius Holdings, Inc. (a)(b)	392,085	37,844,044
Coca-Cola Bottling Co. Consolidated	33,994	13,645,192
Duckhorn Portfolio, Inc. (a)(b)	147,734	2,857,176
MGP Ingredients, Inc.	102,556	6,585,121
National Beverage Corp. (b)	169,771	9,575,084
Newage, Inc. (a)(b)	837,619	1,239,676
Primo Water Corp.	1,162,761	18,487,900
Zevia PBC (b)	75,350	843,167
		91,077,360
Food & Staples Retailing - 0.9%
Andersons, Inc.	227,740	7,756,824
BJ's Wholesale Club Holdings, Inc. (a)	997,800	58,311,432
Chefs' Warehouse Holdings (a)	229,043	7,986,729
HF Foods Group, Inc. (a)(b)	235,011	1,659,178
Ingles Markets, Inc. Class A	99,030	6,851,886
MedAvail Holdings, Inc. (a)(b)	104,123	264,472
Natural Grocers by Vitamin Cottage, Inc.	67,630	823,733
Performance Food Group Co. (a)	1,107,841	50,107,648
PriceSmart, Inc.	170,486	12,266,468
Rite Aid Corp. (a)(b)	403,279	5,480,562
SpartanNash Co.	254,765	5,895,262
Sprouts Farmers Market LLC (a)	833,230	18,447,712
United Natural Foods, Inc. (a)	403,183	17,494,110
Village Super Market, Inc. Class A	49,369	1,099,448
Weis Markets, Inc.	115,829	6,522,331
		200,967,795
Food Products - 0.9%
AppHarvest, Inc. (a)(b)	503,218	3,029,372
B&G Foods, Inc. Class A (b)	466,167	13,723,956
Cal-Maine Foods, Inc. (a)(b)	263,337	9,495,932
Calavo Growers, Inc.	57,875	2,326,575
Fresh Del Monte Produce, Inc.	240,470	8,053,340
Hostess Brands, Inc. Class A (a)	956,151	18,080,815
J&J Snack Foods Corp.	107,606	15,877,265
John B. Sanfilippo & Son, Inc.	63,778	5,389,241
Laird Superfood, Inc. (a)(b)	38,221	667,339
Lancaster Colony Corp.	141,113	23,989,210
Landec Corp. (a)	187,611	1,823,579
Limoneira Co.	109,285	1,762,767
Mission Produce, Inc. (b)	266,413	5,059,183
Sanderson Farms, Inc.	147,879	28,015,677
Seneca Foods Corp. Class A (a)	46,278	2,389,333
Tattooed Chef, Inc. (a)(b)	347,807	6,250,092
The Simply Good Foods Co. (a)	622,221	24,671,063
Tootsie Roll Industries, Inc. (b)	110,425	3,494,951
TreeHouse Foods, Inc. (a)	380,611	13,755,282
Utz Brands, Inc. Class A (b)	423,736	6,606,044
Vital Farms, Inc. (a)(b)	128,755	2,114,157
Whole Earth Brands, Inc. Class A (a)(b)	276,468	3,353,557
		199,928,730
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	337,686	17,417,844
Central Garden & Pet Co. Class A (non-vtg.) (a)	750	34,650
Energizer Holdings, Inc.	510,763	18,627,527
Oil-Dri Corp. of America	34,807	1,211,980
WD-40 Co. (b)	99,446	22,574,242
		59,866,243
Personal Products - 0.5%
BellRing Brands, Inc. Class A (a)(b)	288,397	7,734,808
Edgewell Personal Care Co.	393,498	13,768,495
elf Beauty, Inc. (a)	351,365	11,352,603
Inter Parfums, Inc.	129,898	11,999,977
MediFast, Inc.	85,350	16,751,645
Nature's Sunshine Products, Inc.	90,922	1,435,658
Nu Skin Enterprises, Inc. Class A	361,657	14,520,529
Revlon, Inc. (a)(b)	53,923	558,642
The Beauty Health Co. (a)	630,325	17,315,028
The Honest Co., Inc. (b)	185,567	1,697,938
USANA Health Sciences, Inc. (a)	89,254	8,662,993
Veru, Inc. (a)(b)	462,274	3,776,779
		109,575,095
Tobacco - 0.1%
22nd Century Group, Inc.(a)(b)	1,173,612	3,215,697
Turning Point Brands, Inc.	109,415	4,176,371
Universal Corp.	174,840	8,217,480
Vector Group Ltd.	1,054,751	13,985,998
		29,595,546

TOTAL CONSUMER STAPLES		691,010,769

ENERGY - 4.6%
Energy Equipment & Services - 0.8%
Archrock, Inc.	998,301	8,176,085
Aspen Aerogels, Inc. (a)	159,315	8,676,295
Bristow Group, Inc. (a)	176,938	6,122,055
Cactus, Inc.	396,780	17,259,930
Championx Corp. (a)	1,478,287	38,775,468
DMC Global, Inc. (a)(b)	138,022	5,766,559
Dril-Quip, Inc. (a)	265,166	6,247,311
Expro Group Holdings NV (a)(b)	179,095	3,071,479
FTS International, Inc. Class A (a)	64,788	1,716,882
Helix Energy Solutions Group, Inc. (a)(b)	1,253,790	4,739,326
Helmerich & Payne, Inc.	766,136	23,780,861
Liberty Oilfield Services, Inc. Class A (a)	682,544	8,818,468
Nabors Industries Ltd. (a)	57,220	5,865,050
Newpark Resources, Inc. (a)	763,473	2,595,808
Nextier Oilfield Solutions, Inc. (a)	898,992	4,009,504
Oceaneering International, Inc. (a)	722,024	9,819,526
Oil States International, Inc. (a)	520,750	3,155,745
Patterson-UTI Energy, Inc.	1,349,333	11,550,290
ProPetro Holding Corp. (a)(b)	600,958	5,763,187
RPC, Inc. (a)(b)	525,035	2,829,939
Select Energy Services, Inc. Class A (a)	383,625	2,305,586
Solaris Oilfield Infrastructure, Inc. Class A	192,489	1,460,992
TETRA Technologies, Inc. (a)(b)	903,645	2,918,773
Tidewater, Inc. (a)(b)	275,780	3,345,211
U.S. Silica Holdings, Inc. (a)(b)	403,071	3,901,727
		192,672,057
Oil, Gas & Consumable Fuels - 3.8%
Aemetis, Inc. (a)(b)	204,957	4,078,644
Alto Ingredients, Inc. (a)(b)	646,901	3,441,513
Altus Midstream Co.	24,934	1,541,420
Antero Resources Corp. (a)	2,072,684	41,184,231
Arch Resources, Inc. (b)	108,807	9,910,142
Berry Corp.	478,376	4,597,193
Bonanza Creek Energy, Inc.	224,778	12,619,037
Brigham Minerals, Inc. Class A	316,793	7,343,262
California Resources Corp. (a)	597,241	27,550,727
Callon Petroleum Co. (a)(b)	289,825	14,992,647
Centennial Resource Development, Inc. Class A (a)	1,306,474	9,406,613
Centrus Energy Corp. Class A (a)(b)	70,727	4,008,099
Chesapeake Energy Corp.	715,331	45,595,198
Clean Energy Fuels Corp. (a)(b)	1,126,009	10,381,803
CNX Resources Corp. (a)	1,569,430	22,929,372
Comstock Resources, Inc. (a)(b)	667,649	6,589,696
CONSOL Energy, Inc. (a)	246,329	6,776,511
Contango Oil & Gas Co. (a)(b)	1,069,427	4,416,734
CVR Energy, Inc. (b)	214,569	4,113,288
Delek U.S. Holdings, Inc. (a)	439,511	8,548,489
Denbury, Inc. (a)	364,534	30,861,448
DHT Holdings, Inc.	1,034,622	6,735,389
Dorian LPG Ltd.	229,729	2,784,315
Earthstone Energy, Inc. (a)	174,392	1,770,079
Energy Fuels, Inc. (a)(b)	1,073,501	8,416,248
Equitrans Midstream Corp.	2,967,370	30,593,585
Extraction Oil & Gas, Inc. (a)	112,337	7,485,014
Falcon Minerals Corp.	294,597	1,732,230
Frontline Ltd. (NY Shares) (a)(b)	869,707	7,662,119
Gevo, Inc. (a)(b)	1,420,774	10,272,196
Golar LNG Ltd. (a)	628,567	8,190,228
Green Plains, Inc. (a)(b)	346,624	13,154,381
HighPeak Energy, Inc. (b)	37,169	525,198
International Seaways, Inc.	339,703	5,961,788
Kosmos Energy Ltd. (a)	3,160,261	11,376,940
Laredo Petroleum, Inc. (a)(b)	92,707	6,990,108
Magnolia Oil & Gas Corp. Class A	1,006,853	21,023,091
Matador Resources Co.	801,099	33,525,993
Murphy Oil Corp.	1,056,665	29,406,987
National Energy Services Reunited Corp. (a)	280,377	3,280,411
Nordic American Tanker Shipping Ltd. (b)	1,215,778	2,857,078
Northern Oil & Gas, Inc. (b)	380,049	8,801,935
Oasis Petroleum, Inc.	145,109	17,500,145
Ovintiv, Inc.	1,900,123	71,292,615
Par Pacific Holdings, Inc. (a)	328,473	5,078,193
PBF Energy, Inc. Class A (a)(b)	765,275	11,180,668
PDC Energy, Inc.	719,803	37,652,895
Peabody Energy Corp. (a)(b)	587,894	6,990,060
Range Resources Corp. (a)	1,732,190	40,394,671
Ranger Oil Corp. (a)	119,647	3,953,137
Renewable Energy Group, Inc. (a)(b)	326,881	20,920,384
Rex American Resources Corp. (a)	38,782	3,410,877
Riley Exploration Permian, Inc.	22,275	590,956
Scorpio Tankers, Inc.	362,337	5,804,639
SFL Corp. Ltd.	757,325	5,990,441
SM Energy Co.	869,864	29,853,732
Southwestern Energy Co. (a)	4,923,759	24,027,944
Talos Energy, Inc. (a)(b)	269,854	3,500,006
Teekay Corp. (a)	543,924	1,925,491
Teekay Tankers Ltd. (a)(b)	177,015	2,456,968
Tellurian, Inc. (a)(b)	2,678,115	10,498,211
Ur-Energy, Inc. (a)	1,458,570	2,537,912
Uranium Energy Corp. (a)(b)	1,794,783	6,676,593
Vine Energy, Inc. Class A	178,383	3,044,998
W&T Offshore, Inc. (a)	673,766	2,769,178
Whiting Petroleum Corp. (a)(b)	284,679	18,541,143
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	29,463	335,878
warrants 9/1/25 (a)	14,729	158,926
World Fuel Services Corp.	454,439	13,874,023
		854,392,064

TOTAL ENERGY		1,047,064,121

FINANCIALS - 15.2%
Banks - 7.9%
1st Source Corp.	118,194	5,706,406
Allegiance Bancshares, Inc.	139,093	5,448,273
Amalgamated Financial Corp.	93,714	1,720,589
Amerant Bancorp, Inc. Class A (a)	150,696	4,000,979
American National Bankshares, Inc.	75,277	2,792,777
Ameris Bancorp	487,347	25,532,109
Arrow Financial Corp.	97,590	3,498,602
Associated Banc-Corp.	1,091,241	24,312,849
Atlantic Capital Bancshares, Inc. (a)	146,109	4,019,459
Atlantic Union Bankshares Corp.	559,328	20,063,095
Banc of California, Inc.	396,459	8,060,011
BancFirst Corp.	125,313	8,146,598
Bancorp, Inc., Delaware (a)(b)	384,749	11,754,082
Bank First National Corp.	47,883	3,399,214
Bank of Marin Bancorp	117,116	4,463,291
BankUnited, Inc.	674,549	27,359,707
Banner Corp.	252,247	14,569,787
Bar Harbor Bankshares	105,145	3,122,807
Berkshire Hills Bancorp, Inc.	349,156	9,479,585
Blue Ridge Bankshares, Inc.	132,315	2,427,980
Brookline Bancorp, Inc., Delaware	545,053	8,748,101
Bryn Mawr Bank Corp.	141,363	6,550,761
Business First Bancshares, Inc.	142,661	3,806,195
Byline Bancorp, Inc.	179,177	4,615,600
Cadence Bank	1,378,757	40,011,528
Cambridge Bancorp	49,314	4,527,518
Camden National Corp.	103,072	4,906,227
Capital Bancorp, Inc.	57,828	1,471,723
Capital City Bank Group, Inc.	96,780	2,600,479
Capstar Financial Holdings, Inc.	156,868	3,446,390
Carter Bankshares, Inc. (a)	187,403	2,807,297
Cathay General Bancorp	538,565	22,722,057
CBTX, Inc.	128,285	3,489,352
Central Pacific Financial Corp.	196,388	5,398,706
Century Bancorp, Inc. Class A (non-vtg.)	19,717	2,270,413
CIT Group, Inc.	722,928	35,806,624
Citizens & Northern Corp.	110,632	2,822,222
City Holding Co.	109,057	8,678,756
Civista Bancshares, Inc.	109,613	2,637,289
CNB Financial Corp., Pennsylvania	116,455	2,989,400
Coastal Financial Corp. of Washington (a)(b)	70,122	2,668,142
Columbia Banking Systems, Inc.	574,978	19,623,999
Community Bank System, Inc.	390,094	27,958,037
Community Trust Bancorp, Inc.	107,226	4,683,632
ConnectOne Bancorp, Inc.	270,046	9,108,652
CrossFirst Bankshares, Inc. (a)	342,744	4,877,247
Customers Bancorp, Inc. (a)	217,270	11,578,318
CVB Financial Corp.	943,518	18,889,230
Dime Community Bancshares, Inc.	252,972	9,026,041
Eagle Bancorp, Inc.	227,369	12,866,812
Eastern Bankshares, Inc.	1,231,725	25,582,928
Enterprise Bancorp, Inc.	67,689	2,514,646
Enterprise Financial Services Corp.	260,135	12,231,548
Equity Bancshares, Inc.	94,763	3,170,770
Farmers National Banc Corp. (b)	224,380	3,998,452
FB Financial Corp.	242,530	10,993,885
Fidelity D & D Bancorp, Inc.	30,094	1,522,455
Financial Institutions, Inc.	111,149	3,547,876
First Bancorp, North Carolina (b)	250,949	12,150,951
First Bancorp, Puerto Rico	1,495,269	20,410,422
First Bancshares, Inc.	153,179	6,165,455
First Bank Hamilton New Jersey	115,257	1,733,465
First Busey Corp.	365,731	9,322,483
First Commonwealth Financial Corp.	685,066	10,481,510
First Community Bankshares, Inc.	121,344	3,933,972
First Financial Bancorp, Ohio	680,826	16,190,042
First Financial Bankshares, Inc.	952,171	48,294,113
First Financial Corp., Indiana	81,139	3,476,806
First Foundation, Inc.	291,027	7,744,228
First Internet Bancorp	66,995	2,280,510
First Interstate Bancsystem, Inc.	302,805	12,587,604
First Merchants Corp.	398,616	16,574,453
First Mid-Illinois Bancshares, Inc.	118,201	5,092,099
First Midwest Bancorp, Inc., Delaware	816,290	15,713,583
First of Long Island Corp.	158,977	3,200,207
Five Star Bancorp	38,344	1,051,392
Flushing Financial Corp.	204,828	4,919,969
Fulton Financial Corp.	1,143,945	18,417,515
German American Bancorp, Inc.	177,953	7,014,907
Glacier Bancorp, Inc.	808,345	44,693,395
Great Southern Bancorp, Inc.	70,583	3,982,999
Great Western Bancorp, Inc.	401,190	13,660,520
Guaranty Bancshares, Inc. Texas	54,134	2,032,190
Hancock Whitney Corp.	627,943	31,070,620
Hanmi Financial Corp.	215,571	4,783,520
HarborOne Bancorp, Inc.	358,088	5,145,725
HBT Financial, Inc.	60,011	1,081,998
Heartland Financial U.S.A., Inc.	291,935	14,631,782
Heritage Commerce Corp.	423,229	5,074,516
Heritage Financial Corp., Washington	258,219	6,414,160
Hilltop Holdings, Inc.	459,603	16,288,330
Home Bancshares, Inc.	1,105,875	26,275,590
HomeTrust Bancshares, Inc.	107,807	3,277,333
Hope Bancorp, Inc.	844,898	12,327,062
Horizon Bancorp, Inc. Indiana	313,712	5,982,488
Howard Bancorp, Inc. (a)	97,958	2,028,710
Independent Bank Corp.	147,600	3,325,428
Independent Bank Corp., Massachusetts	241,287	20,388,752
Independent Bank Group, Inc.	275,485	19,914,811
International Bancshares Corp.	387,827	16,443,865
Investors Bancorp, Inc.	1,653,735	25,302,146
Lakeland Bancorp, Inc.	352,673	6,341,061
Lakeland Financial Corp. (b)	178,372	12,819,596
Live Oak Bancshares, Inc. (b)	230,712	20,574,896
Macatawa Bank Corp.	181,058	1,520,887
Mercantile Bank Corp.	108,710	3,736,363
Metrocity Bankshares, Inc.	133,250	3,131,375
Metropolitan Bank Holding Corp. (a)	57,144	5,192,104
Mid Penn Bancorp, Inc.	69,967	1,960,475
Midland States Bancorp, Inc.	149,056	3,824,777
MidWestOne Financial Group, Inc.	102,209	3,204,252
MVB Financial Corp. (b)	72,870	3,110,820
National Bank Holdings Corp.	215,438	9,343,546
NBT Bancorp, Inc.	300,168	11,013,164
Nicolet Bankshares, Inc. (a)	79,669	5,727,404
Northrim Bancorp, Inc.	43,136	1,916,101
OceanFirst Financial Corp.	428,970	9,510,265
OFG Bancorp	370,903	9,606,388
Old National Bancorp, Indiana (b)	1,218,873	20,818,351
Old Second Bancorp, Inc.	198,199	2,683,614
Origin Bancorp, Inc.	160,495	7,158,077
Orrstown Financial Services, Inc.	77,238	1,831,313
Pacific Premier Bancorp, Inc.	685,195	28,771,338
Park National Corp.	103,427	13,299,678
Peapack-Gladstone Financial Corp.	131,265	4,403,941
Peoples Bancorp, Inc.	183,830	5,875,207
Peoples Financial Services Corp.	48,929	2,239,970
Preferred Bank, Los Angeles	98,480	6,752,774
Primis Financial Corp.	174,237	2,639,691
QCR Holdings, Inc.	111,723	6,160,406
RBB Bancorp	101,376	2,602,322
Red River Bancshares, Inc.	31,868	1,669,246
Reliant Bancorp, Inc.	112,770	3,820,648
Renasant Corp.	402,681	15,064,296
Republic Bancorp, Inc., Kentucky Class A	64,926	3,507,303
Republic First Bancorp, Inc. (a)(b)	300,571	931,770
S&T Bancorp, Inc.	274,670	8,393,915
Sandy Spring Bancorp, Inc.	338,891	16,083,767
Seacoast Banking Corp., Florida	399,152	14,541,107
ServisFirst Bancshares, Inc.	361,402	29,024,195
Sierra Bancorp	100,258	2,502,440
Silvergate Capital Corp. (a)	177,798	27,846,723
Simmons First National Corp. Class A	773,816	23,129,360
SmartFinancial, Inc.	103,282	2,684,299
South Plains Financial, Inc.	76,206	1,985,928
Southern First Bancshares, Inc. (a)	55,389	2,983,805
Southside Bancshares, Inc.	221,028	9,132,877
Southstate Corp.	513,856	40,127,015
Spirit of Texas Bancshares, Inc.	97,088	2,362,151
Stock Yards Bancorp, Inc.	172,833	10,586,021
Summit Financial Group, Inc.	82,803	2,080,839
Texas Capital Bancshares, Inc. (a)	369,211	22,374,187
The Bank of NT Butterfield & Son Ltd.	360,486	12,941,447
The First Bancorp, Inc.	71,414	2,118,853
Tompkins Financial Corp.	101,254	8,313,966
TowneBank	488,843	15,408,331
Trico Bancshares	198,391	8,695,478
TriState Capital Holdings, Inc. (a)	215,241	6,467,992
Triumph Bancorp, Inc. (a)	171,302	20,093,725
Trustmark Corp. (b)	453,539	14,427,076
UMB Financial Corp.	317,267	31,352,325
United Bankshares, Inc., West Virginia	907,702	33,575,897
United Community Bank, Inc.	635,320	22,134,549
Univest Corp. of Pennsylvania	206,774	5,934,414
Valley National Bancorp	2,939,576	38,978,778
Veritex Holdings, Inc.	356,291	14,590,116
Washington Trust Bancorp, Inc.	120,098	6,564,557
WesBanco, Inc.	458,202	15,931,684
West Bancorp., Inc.	118,940	3,770,398
Westamerica Bancorp.	191,070	10,654,063
		1,786,464,831
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	428,077	21,206,935
Assetmark Financial Holdings, Inc. (a)	129,020	3,308,073
Associated Capital Group, Inc.	10,985	399,305
B. Riley Financial, Inc.	148,003	10,605,895
BGC Partners, Inc. Class A	2,394,739	12,859,748
Blucora, Inc. (a)	309,690	5,116,079
BrightSphere Investment Group, Inc.	420,561	12,608,419
Cohen & Steers, Inc.	180,721	17,148,616
Cowen Group, Inc. Class A	206,462	7,789,811
Diamond Hill Investment Group, Inc.	21,368	4,633,864
Donnelley Financial Solutions, Inc. (a)	212,465	8,141,659
Federated Hermes, Inc.	684,517	22,801,261
Focus Financial Partners, Inc. Class A (a)	436,148	27,416,263
GAMCO Investors, Inc. Class A	33,800	894,010
GCM Grosvenor, Inc. Class A (b)	325,710	3,729,380
Greenhill & Co., Inc.	90,353	1,420,349
Hamilton Lane, Inc. Class A	248,201	25,939,487
Houlihan Lokey	371,646	41,654,084
Moelis & Co. Class A	443,603	32,267,682
Open Lending Corp. (a)	762,623	24,037,877
Oppenheimer Holdings, Inc. Class A (non-vtg.)	66,474	3,459,972
Piper Jaffray Companies	128,050	21,088,555
PJT Partners, Inc.	176,704	14,452,620
Pzena Investment Management, Inc.	129,227	1,405,990
Sculptor Capital Management, Inc. Class A	159,649	4,230,699
StepStone Group, Inc. Class A	293,596	13,793,140
StoneX Group, Inc. (a)	119,576	8,263,897
Value Line, Inc.	6,740	232,193
Virtus Investment Partners, Inc.	53,273	17,047,360
WisdomTree Investments, Inc.	967,574	6,182,798
		374,136,021
Consumer Finance - 0.9%
Atlanticus Holdings Corp. (a)(b)	39,345	3,048,844
CURO Group Holdings Corp.	151,517	2,603,062
Encore Capital Group, Inc. (a)(b)	217,729	11,761,721
Enova International, Inc. (a)	263,894	8,560,721
EZCORP, Inc. (non-vtg.) Class A (a)	346,966	2,588,366
First Cash Financial Services, Inc.	286,655	25,360,368
Green Dot Corp. Class A (a)	391,501	16,583,982
LendingClub Corp. (a)	709,945	32,629,072
LendingTree, Inc. (a)(b)	85,620	13,818,212
Navient Corp.	1,187,819	23,400,034
Nelnet, Inc. Class A	121,191	10,014,012
Oportun Financial Corp. (a)	151,380	3,516,557
PRA Group, Inc. (a)	329,847	14,143,839
PROG Holdings, Inc.	483,005	19,537,552
Regional Management Corp.	58,366	2,981,335
World Acceptance Corp. (a)(b)	30,926	5,733,371
		196,281,048
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	63,384	4,753,166
Alerus Financial Corp.	110,229	3,461,191
Banco Latinoamericano de Comercio Exterior SA Series E	214,671	3,894,132
Cannae Holdings, Inc. (a)	621,737	21,201,232
Marlin Business Services Corp.	58,784	1,347,329
		34,657,050
Insurance - 1.8%
AMBAC Financial Group, Inc. (a)	335,344	5,670,667
American Equity Investment Life Holding Co.	599,380	19,102,241
American National Group, Inc.	53,337	10,118,562
Amerisafe, Inc.	138,498	8,211,546
Argo Group International Holdings, Ltd.	229,329	12,636,028
Bright Health Group, Inc. (b)	393,541	3,443,484
BRP Group, Inc. (a)	346,861	12,660,427
Citizens, Inc. Class A (a)(b)	353,531	2,276,740
CNO Financial Group, Inc.	932,564	22,512,095
Crawford & Co. Class A	113,089	977,089
Donegal Group, Inc. Class A	100,909	1,437,953
eHealth, Inc. (a)(b)	122,401	5,428,484
Employers Holdings, Inc.	203,365	7,849,889
Enstar Group Ltd. (a)	89,936	20,755,430
Genworth Financial, Inc. Class A (a)	3,689,695	15,164,646
Goosehead Insurance (b)	129,419	18,675,162
Greenlight Capital Re, Ltd. (a)(b)	153,927	1,143,678
HCI Group, Inc.	40,909	5,482,215
Heritage Insurance Holdings, Inc.	139,287	910,937
Horace Mann Educators Corp.	304,203	11,918,674
Independence Holding Co. (b)	29,032	1,424,020
Investors Title Co.	9,962	1,930,636
James River Group Holdings Ltd.	268,295	8,572,025
Kinsale Capital Group, Inc.	158,687	29,698,272
Maiden Holdings Ltd. (a)(b)	496,139	1,617,413
MBIA, Inc. (a)(b)	352,381	5,476,001
MetroMile, Inc. (a)(b)	477,274	1,465,231
National Western Life Group, Inc.	18,467	3,970,590
NI Holdings, Inc. (a)	60,328	1,199,321
Palomar Holdings, Inc. (a)(b)	182,040	16,647,558
ProAssurance Corp.	386,458	8,853,753
RLI Corp.	295,770	32,034,849
Safety Insurance Group, Inc.	104,862	8,222,229
Selective Insurance Group, Inc.	435,412	34,123,238
Selectquote, Inc. (a)(b)	834,135	11,085,654
Siriuspoint Ltd. (a)	658,382	6,188,791
State Auto Financial Corp.	127,490	6,541,512
Stewart Information Services Corp.	196,766	14,003,836
Tiptree, Inc.	168,615	2,632,080
Trean Insurance Group, Inc. (a)	139,689	1,313,077
Trupanion, Inc. (a)(b)	278,466	28,514,918
United Fire Group, Inc.	134,768	2,753,310
United Insurance Holdings Corp.	57,043	217,904
Universal Insurance Holdings, Inc.	167,393	2,472,395
		417,334,560
Mortgage Real Estate Investment Trusts - 1.3%
Angel Oak Mortgage, Inc.	45,746	811,534
Apollo Commercial Real Estate Finance, Inc.	1,010,884	15,304,784
Arbor Realty Trust, Inc.	1,001,361	20,137,370
Ares Commercial Real Estate Corp.	327,294	5,112,332
Armour Residential REIT, Inc.	597,374	6,284,374
Blackstone Mortgage Trust, Inc.	1,081,203	35,571,579
BrightSpire Capital, Inc.	616,422	6,047,100
Broadmark Realty Capital, Inc.	958,283	9,889,481
Chimera Investment Corp.	1,696,582	26,483,645
Dynex Capital, Inc.	256,949	4,496,608
Ellington Financial LLC	352,426	6,407,105
Franklin BSP Realty Trust, Inc. (a)	248,819	4,083,120
Granite Point Mortgage Trust, Inc.	407,260	5,457,284
Great Ajax Corp.	159,998	2,265,572
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	562,387	33,968,175
Invesco Mortgage Capital, Inc.	2,025,614	6,360,428
KKR Real Estate Finance Trust, Inc. (b)	243,619	5,288,968
Ladder Capital Corp. Class A	814,559	9,774,708
MFA Financial, Inc.	3,183,095	14,355,758
New York Mortgage Trust, Inc.	2,768,266	12,152,688
Orchid Island Capital, Inc.	850,559	4,218,773
PennyMac Mortgage Investment Trust	727,113	14,651,327
Ready Capital Corp.	435,824	6,742,197
Redwood Trust, Inc.	819,745	11,115,742
TPG RE Finance Trust, Inc.	448,873	5,866,770
Two Harbors Investment Corp.	2,228,700	14,308,254
		287,155,676
Thrifts & Mortgage Finance - 1.6%
Axos Financial, Inc. (a)	417,034	22,102,802
Blue Foundry Bancorp	208,896	2,939,167
Bridgewater Bancshares, Inc. (a)	151,071	2,732,874
Capitol Federal Financial, Inc.	921,967	11,183,460
Columbia Financial, Inc. (a)	293,336	5,461,916
Essent Group Ltd.	817,182	39,224,736
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	64,500	8,132,805
Finance of America Companies, Inc. (a)(b)	263,761	1,263,415
Flagstar Bancorp, Inc.	379,914	17,928,142
FS Bancorp, Inc.	52,573	1,811,666
Hingham Institution for Savings	10,555	3,812,888
Home Bancorp, Inc.	54,548	2,277,379
Home Point Capital, Inc. (b)	41,934	191,848
HomeStreet, Inc.	146,129	6,891,444
Kearny Financial Corp.	531,495	7,132,663
Luther Burbank Corp.	107,710	1,562,872
Merchants Bancorp	74,354	3,303,548
Meridian Bancorp, Inc. Maryland	338,043	7,842,598
Meta Financial Group, Inc.	229,082	12,700,306
Mr. Cooper Group, Inc. (a)	517,788	22,699,826
NMI Holdings, Inc. (a)	620,499	15,065,716
Northfield Bancorp, Inc.	327,171	5,741,851
Northwest Bancshares, Inc.	877,922	12,115,324
Ocwen Financial Corp. (a)(b)	60,315	1,894,494
PCSB Financial Corp.	90,467	1,728,824
PennyMac Financial Services, Inc.	241,523	14,988,917
Pioneer Bancorp, Inc. (a)(b)	79,763	1,009,800
Premier Financial Corp.	269,771	8,600,299
Provident Bancorp, Inc.	115,640	2,083,833
Provident Financial Services, Inc.	544,052	13,470,728
Radian Group, Inc.	1,356,725	32,385,026
Southern Missouri Bancorp, Inc.	53,791	2,926,230
Trustco Bank Corp., New York	137,934	4,629,065
Velocity Financial, Inc. (a)	62,879	807,995
Walker & Dunlop, Inc.	212,719	27,668,360
Washington Federal, Inc.	488,498	17,273,289
Waterstone Financial, Inc.	145,147	3,000,188
WSFS Financial Corp.	341,571	17,696,794
		364,283,088

TOTAL FINANCIALS		3,460,312,274

HEALTH CARE - 18.9%
Biotechnology - 9.0%
4D Molecular Therapeutics, Inc. (b)	158,348	3,805,102
89Bio, Inc. (a)(b)	81,126	1,427,818
ACADIA Pharmaceuticals, Inc. (a)	881,273	15,818,850
Acumen Pharmaceuticals, Inc. (b)	72,969	1,025,214
Adagio Theraputics, Inc. (b)	153,929	4,500,884
Adicet Bio, Inc. (a)	165,655	1,424,633
Adverum Biotechnologies, Inc. (a)(b)	358,903	814,710
Aeglea BioTherapeutics, Inc. (a)	305,306	2,234,840
Aerovate Therapeutics, Inc. (b)	74,662	1,189,366
Affimed NV (a)	854,167	5,808,336
Agenus, Inc. (a)(b)	1,521,034	5,840,771
Agios Pharmaceuticals, Inc. (a)(b)	431,561	20,283,367
Akebia Therapeutics, Inc. (a)(b)	1,433,590	4,114,403
Akero Therapeutics, Inc. (a)(b)	191,024	4,105,106
Akouos, Inc. (a)(b)	180,898	1,685,969
Albireo Pharma, Inc. (a)(b)	131,729	3,849,121
Aldeyra Therapeutics, Inc. (a)(b)	359,057	3,267,419
Alector, Inc. (a)(b)	425,684	9,254,370
Aligos Therapeutics, Inc. (b)	176,987	2,819,403
Alkermes PLC (a)	1,169,078	35,411,373
Allakos, Inc. (a)	253,838	25,531,026
Allogene Therapeutics, Inc. (a)(b)	498,608	8,596,002
Allovir, Inc. (a)(b)	215,534	5,174,971
Alpine Immune Sciences, Inc. (a)(b)	90,562	1,145,609
Altimmune, Inc. (a)(b)	309,086	3,338,129
ALX Oncology Holdings, Inc. (a)	128,391	7,195,032
Amicus Therapeutics, Inc. (a)(b)	1,872,187	19,657,964
AnaptysBio, Inc. (a)(b)	111,017	3,652,459
Anavex Life Sciences Corp. (a)(b)	464,816	8,710,652
Anika Therapeutics, Inc. (a)	105,910	4,411,152
Annexon, Inc. (a)(b)	226,843	3,699,809
Apellis Pharmaceuticals, Inc. (a)	465,978	14,324,164
Applied Molecular Transport, Inc. (a)(b)	151,437	3,410,361
Applied Therapeutics, Inc. (a)(b)	142,266	2,087,042
AquaBounty Technologies, Inc. (a)(b)	476,713	1,902,085
Arbutus Biopharma Corp. (a)	659,101	2,656,177
Arcturus Therapeutics Holdings, Inc. (a)(b)	160,395	7,209,755
Arcus Biosciences, Inc. (a)(b)	331,485	11,084,858
Arcutis Biotherapeutics, Inc. (a)	199,980	4,235,576
Ardelyx, Inc. (a)(b)	1,082,070	1,309,305
Arena Pharmaceuticals, Inc. (a)	446,160	25,605,122
Arrowhead Pharmaceuticals, Inc. (a)	740,221	47,240,904
Atara Biotherapeutics, Inc. (a)	503,764	7,798,267
Athenex, Inc. (a)(b)	617,256	1,567,830
Athersys, Inc. (a)(b)	1,578,365	1,846,687
Atossa Therapeutics, Inc. (a)(b)	955,350	2,455,250
Atreca, Inc. (a)(b)	125,571	650,458
Avid Bioservices, Inc. (a)	439,269	13,476,773
Avidity Biosciences, Inc. (a)(b)	300,843	6,768,968
Avita Medical, Inc. (a)(b)	183,168	3,016,777
AVROBIO, Inc. (a)	202,407	1,137,527
Beam Therapeutics, Inc. (a)(b)	362,599	32,187,913
BeyondSpring, Inc. (a)(b)	187,853	2,596,128
BioAtla, Inc. (b)	53,411	1,561,204
BioCryst Pharmaceuticals, Inc. (a)(b)	1,292,250	19,293,293
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	405,672	57,735,239
Biomea Fusion, Inc. (a)(b)	69,158	742,757
BioXcel Therapeutics, Inc. (a)(b)	127,108	3,703,927
Black Diamond Therapeutics, Inc. (a)(b)	115,079	881,505
bluebird bio, Inc. (a)	506,087	11,847,497
Blueprint Medicines Corp. (a)	428,599	48,213,102
Bolt Biotherapeutics, Inc. (b)	194,033	2,539,892
BridgeBio Pharma, Inc. (a)(b)	787,993	38,911,094
Brooklyn ImmunoTherapeutics, Inc. (a)	235,993	2,010,660
C4 Therapeutics, Inc. (b)	280,999	12,481,976
Cardiff Oncology, Inc. (a)(b)	337,761	1,982,657
CareDx, Inc. (a)	371,237	18,933,087
Caribou Biosciences, Inc. (b)	141,108	3,119,898
Catalyst Pharmaceutical Partners, Inc. (a)	734,765	4,335,114
Cel-Sci Corp. (a)	303,788	3,402,426
Celcuity, Inc. (a)	68,782	1,244,954
Celldex Therapeutics, Inc. (a)	333,548	14,189,132
Century Therapeutics, Inc. (b)	86,977	1,954,373
Cerevel Therapeutics Holdings (a)(b)	290,104	11,792,728
ChemoCentryx, Inc. (a)(b)	425,256	14,803,161
Chimerix, Inc. (a)(b)	550,524	2,884,746
Chinook Therapeutics, Inc. (a)	224,384	2,409,884
Chinook Therapeutics, Inc. rights (a)(c)	86,210	4,311
Clene, Inc. (a)(b)	161,600	877,488
Clovis Oncology, Inc. (a)(b)	811,142	3,512,245
Codiak Biosciences, Inc. (b)	124,974	1,800,875
Cogent Biosciences, Inc. (a)(b)	274,696	2,329,422
Coherus BioSciences, Inc. (a)(b)	482,305	8,068,963
Cortexyme, Inc. (a)(b)	145,138	1,915,822
Crinetics Pharmaceuticals, Inc. (a)	270,514	6,743,914
Cue Biopharma, Inc. (a)(b)	263,056	3,211,914
Cullinan Oncology, Inc.	196,748	4,371,741
Curis, Inc. (a)(b)	624,414	4,058,691
Cytokinetics, Inc. (a)(b)	575,298	20,083,653
CytomX Therapeutics, Inc. (a)(b)	364,809	2,163,317
Day One Biopharmaceuticals, Inc. (a)(b)	81,902	2,001,685
Deciphera Pharmaceuticals, Inc. (a)	295,554	9,868,548
Denali Therapeutics, Inc. (a)(b)	663,490	32,079,742
DermTech, Inc. (a)(b)	177,853	4,864,280
Design Therapeutics, Inc. (a)(b)	110,105	1,726,446
Dicerna Pharmaceuticals, Inc. (a)	513,008	10,675,696
Dynavax Technologies Corp. (a)(b)	785,152	15,679,485
Dyne Therapeutics, Inc. (a)(b)	218,763	3,174,251
Eagle Pharmaceuticals, Inc. (a)	84,902	4,446,318
Editas Medicine, Inc. (a)(b)	498,373	18,300,257
Eiger Biopharmaceuticals, Inc. (a)	248,137	1,672,443
Eliem Therapeutics, Inc. (b)	52,788	919,567
Emergent BioSolutions, Inc. (a)	342,746	16,338,702
Enanta Pharmaceuticals, Inc. (a)	140,053	12,023,550
Epizyme, Inc. (a)(b)	645,101	2,709,424
Erasca, Inc. (b)	152,044	3,007,430
Evelo Biosciences, Inc. (a)(b)	259,475	2,296,354
Fate Therapeutics, Inc. (a)(b)	592,246	31,862,835
FibroGen, Inc. (a)	370,421	4,119,082
Finch Therapeutics Group, Inc. (a)(b)	57,836	775,002
Flexion Therapeutics, Inc. (a)	460,244	4,257,257
Foghorn Therapeutics, Inc. (b)	151,673	1,924,730
Forma Therapeutics Holdings, Inc. (a)	247,074	4,585,693
Fortress Biotech, Inc. (a)	564,200	1,839,292
Frequency Therapeutics, Inc. (a)(b)	202,595	1,272,297
G1 Therapeutics, Inc. (a)(b)	302,055	4,376,777
Gemini Therapeutics, Inc. (a)(b)	208,531	792,418
Generation Bio Co. (a)(b)	327,798	6,870,646
Geron Corp. (a)(b)	2,255,891	3,474,072
Global Blood Therapeutics, Inc. (a)(b)	442,286	16,152,285
Gossamer Bio, Inc. (a)(b)	460,714	5,722,068
Graphite Bio, Inc. (b)	122,189	1,556,688
Greenwich Lifesciences, Inc. (a)	29,676	1,049,343
Gritstone Bio, Inc. (a)	296,572	3,259,326
Gt Biopharma, Inc. (a)(b)	163,716	1,057,605
Halozyme Therapeutics, Inc. (a)	1,034,499	39,383,377
Harpoon Therapeutics, Inc. (a)	99,625	623,653
Heron Therapeutics, Inc. (a)(b)	549,537	6,050,402
Homology Medicines, Inc. (a)(b)	220,682	1,264,508
Hookipa Pharma, Inc. (a)(b)	162,671	792,208
Humanigen, Inc. (a)(b)	50,646	363,638
iBio, Inc. (a)	1,974,463	1,540,081
Icosavax, Inc. (a)(b)	98,268	2,570,691
Ideaya Biosciences, Inc. (a)(b)	238,007	5,102,870
IGM Biosciences, Inc. (a)(b)	61,924	2,905,474
Imago BioSciences, Inc. (b)	71,758	1,910,198
Immuneering Corp. (b)	60,803	1,647,761
Immunic, Inc. (a)	152,027	1,416,892
ImmunityBio, Inc. (a)(b)	484,600	3,794,418
ImmunoGen, Inc. (a)	1,330,868	8,025,134
Immunovant, Inc. (a)(b)	311,660	2,505,746
Impel Neuropharma, Inc. (a)(b)	62,248	665,431
Infinity Pharmaceuticals, Inc. (a)(b)	684,699	1,739,135
Inhibrx, Inc. (a)	208,843	8,393,400
Inovio Pharmaceuticals, Inc. (a)(b)	1,161,102	8,290,268
Inozyme Pharma, Inc. (a)(b)	116,153	1,084,869
Insmed, Inc. (a)(b)	843,948	25,445,032
Instil Bio, Inc. (a)(b)	132,086	2,690,592
Intellia Therapeutics, Inc. (a)(b)	500,101	66,503,431
Intercept Pharmaceuticals, Inc. (a)(b)	200,882	3,386,871
Invitae Corp. (a)(b)	1,465,253	38,829,205
Ironwood Pharmaceuticals, Inc. Class A (a)	1,066,757	13,622,487
iTeos Therapeutics, Inc. (a)	152,357	4,075,550
Iveric Bio, Inc. (a)(b)	756,376	13,387,855
Janux Therapeutics, Inc.	97,296	2,369,158
Jounce Therapeutics, Inc. (a)	267,412	2,347,877
Kadmon Holdings, Inc. (a)(b)	1,263,566	11,940,699
Kalvista Pharmaceuticals, Inc. (a)	147,879	2,658,864
Karuna Therapeutics, Inc. (a)(b)	160,848	22,579,842
Karyopharm Therapeutics, Inc. (a)(b)	630,400	3,441,984
Keros Therapeutics, Inc. (a)(b)	88,841	3,706,447
Kezar Life Sciences, Inc. (a)	250,576	2,004,608
Kiniksa Pharmaceuticals Ltd. (a)(b)	163,633	1,700,147
Kinnate Biopharma, Inc. (b)	187,158	4,448,746
Kodiak Sciences, Inc. (a)(b)	243,822	28,549,118
Kronos Bio, Inc. (b)	282,241	4,645,687
Krystal Biotech, Inc. (a)(b)	130,652	6,544,359
Kura Oncology, Inc. (a)	424,777	6,974,838
Kymera Therapeutics, Inc. (a)	251,045	14,781,530
Lexicon Pharmaceuticals, Inc. (a)(b)	497,627	2,632,447
Ligand Pharmaceuticals, Inc. Class B (a)(b)	109,880	16,035,887
Lineage Cell Therapeutics, Inc. (a)(b)	909,172	2,072,912
Lyell Immunopharma, Inc. (b)	173,580	2,419,705
Macrogenics, Inc. (a)(b)	438,889	8,571,502
Madrigal Pharmaceuticals, Inc. (a)(b)	79,798	6,204,295
Magenta Therapeutics, Inc. (a)	238,153	1,524,179
MannKind Corp. (a)(b)	1,796,147	8,459,852
MEI Pharma, Inc. (a)(b)	814,058	2,295,644
MeiraGTx Holdings PLC (a)(b)	216,597	4,656,836
Mersana Therapeutics, Inc. (a)(b)	512,222	4,384,620
MiMedx Group, Inc. (a)	811,236	5,556,967
Mirum Pharmaceuticals, Inc. (a)(b)	36,027	572,109
Molecular Templates, Inc. (a)(b)	229,679	1,198,924
Monte Rosa Therapeutics, Inc. (b)	85,554	2,006,241
Morphic Holding, Inc. (a)	151,254	8,697,105
Mustang Bio, Inc. (a)(b)	570,095	1,277,013
Myriad Genetics, Inc. (a)	561,290	17,270,893
Neoleukin Therapeutics, Inc. (a)	284,321	2,084,073
Neximmune, Inc.	141,940	1,615,277
Nkarta, Inc. (a)(b)	113,750	1,783,600
Nurix Therapeutics, Inc. (a)(b)	234,602	7,847,437
Nuvalent, Inc. Class A (a)(b)	78,891	1,927,307
Ocugen, Inc. (a)(b)	1,349,070	15,972,989
Olema Pharmaceuticals, Inc. (b)	190,386	5,140,422
Omega Therapeutics, Inc. (a)	55,697	1,636,378
OncoCyte Corp. (a)(b)	460,045	1,508,948
Oncorus, Inc. (a)(b)	128,495	1,369,757
Oncternal Therapeutics, Inc. (a)(b)	341,657	1,253,881
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Opko Health, Inc. (a)(b)	2,927,970	11,097,006
Organogenesis Holdings, Inc. Class A (a)	280,886	3,084,128
ORIC Pharmaceuticals, Inc. (a)(b)	232,715	3,406,948
Outlook Therapeutics, Inc. (a)(b)	665,923	1,378,461
Oyster Point Pharma, Inc. (a)(b)	74,291	875,148
Passage Bio, Inc. (a)(b)	217,523	1,896,801
PMV Pharmaceuticals, Inc. (a)	192,607	4,549,377
Portage Biotech, Inc. (a)	35,569	725,608
Poseida Therapeutics, Inc. (a)(b)	215,414	1,380,804
Praxis Precision Medicines, Inc. (b)	255,824	5,321,139
Precigen, Inc. (a)(b)	524,403	2,532,866
Precision BioSciences, Inc. (a)	370,826	3,519,139
Prelude Therapeutics, Inc. (a)(b)	89,153	1,567,310
Prometheus Biosciences, Inc. (a)(b)	87,775	2,796,512
Protagonist Therapeutics, Inc. (a)	322,661	10,054,117
Prothena Corp. PLC (a)(b)	253,968	14,057,129
PTC Therapeutics, Inc. (a)	512,300	19,431,539
Puma Biotechnology, Inc. (a)(b)	174,968	892,337
Radius Health, Inc. (a)	289,786	6,259,378
Rallybio Corp. (a)(b)	53,954	963,079
RAPT Therapeutics, Inc. (a)	158,546	5,006,883
Recursion Pharmaceuticals, Inc. (a)(b)	209,059	4,003,480
REGENXBIO, Inc. (a)(b)	289,313	10,253,253
Relay Therapeutics, Inc. (a)(b)	436,415	14,510,799
Reneo Pharmaceuticals, Inc. (a)(b)	69,745	457,527
Replimune Group, Inc. (a)(b)	218,484	6,447,463
Revolution Medicines, Inc. (a)(b)	436,196	12,837,248
Rhythm Pharmaceuticals, Inc. (a)(b)	283,967	3,268,460
Rigel Pharmaceuticals, Inc. (a)(b)	1,308,303	4,395,898
Rocket Pharmaceuticals, Inc. (a)(b)	298,376	8,864,751
Rubius Therapeutics, Inc. (a)(b)	331,952	4,717,038
Sana Biotechnology, Inc. (b)	630,562	13,077,856
Sangamo Therapeutics, Inc. (a)	886,012	7,194,417
Scholar Rock Holding Corp. (a)(b)	203,595	5,354,549
Selecta Biosciences, Inc. (a)(b)	688,068	2,470,164
Sensei Biotherapeutics, Inc.	173,099	1,504,230
Sera Prognostics, Inc. (b)	37,095	383,191
Seres Therapeutics, Inc. (a)(b)	266,825	1,622,296
Shattuck Labs, Inc.	157,924	3,047,933
Sigilon Therapeutics, Inc. (b)	144,423	778,440
Silverback Therapeutics, Inc. (b)	31,831	274,702
Solid Biosciences, Inc. (a)(b)	381,239	773,915
Sorrento Therapeutics, Inc. (a)(b)	2,063,210	14,153,621
Spectrum Pharmaceuticals, Inc. (a)(b)	1,133,375	2,074,076
Spero Therapeutics, Inc. (a)(b)	184,033	3,231,619
Springworks Therapeutics, Inc. (a)(b)	212,399	14,243,477
Spruce Biosciences, Inc. (b)	45,517	216,661
SQZ Biotechnologies Co. (b)	170,094	2,277,559
Stoke Therapeutics, Inc. (a)(b)	126,884	2,896,762
Summit Therapeutics, Inc. (a)(b)	190,531	983,140
Surface Oncology, Inc. (a)(b)	283,811	2,105,878
Sutro Biopharma, Inc. (a)(b)	319,037	6,431,786
Syndax Pharmaceuticals, Inc. (a)(b)	331,880	6,455,066
Syros Pharmaceuticals, Inc. (a)(b)	326,174	1,347,099
Talaris Therapeutics, Inc. (a)	72,264	1,220,539
Taysha Gene Therapies, Inc. (a)(b)	172,463	2,697,321
TCR2 Therapeutics, Inc. (a)	109,669	690,915
Tenaya Therapeutics, Inc. (a)(b)	102,527	2,635,969
TG Therapeutics, Inc. (a)(b)	933,116	29,131,882
Tobira Therapeutics, Inc. rights (a)(c)	9,663	0
TONIX Pharmaceuticals Holding (a)	3,298,179	1,820,595
Travere Therapeutics, Inc. (a)	426,053	12,274,587
Trevena, Inc. (a)(b)	1,358,178	1,371,760
Trillium Therapeutics, Inc. (a)	727,160	13,168,868
Turning Point Therapeutics, Inc. (a)	335,120	13,934,290
Twist Bioscience Corp. (a)(b)	344,479	40,924,105
UroGen Pharma Ltd. (a)(b)	128,248	2,205,866
Vanda Pharmaceuticals, Inc. (a)	404,009	6,916,634
Vaxart, Inc. (a)(b)	911,632	6,117,051
Vaxcyte, Inc. (a)	299,381	7,005,515
VBI Vaccines, Inc. (a)	1,427,395	4,139,446
Vera Therapeutics, Inc. (a)(b)	52,050	1,007,168
Veracyte, Inc. (a)(b)	492,464	23,579,176
Verastem, Inc. (a)(b)	1,265,523	3,290,360
Vericel Corp. (a)	339,153	15,607,821
Verve Therapeutics, Inc.	115,270	5,347,375
Viking Therapeutics, Inc. (a)(b)	512,499	2,982,744
Vincerx Pharma, Inc. (a)(b)	101,044	1,411,585
Vir Biotechnology, Inc. (a)(b)	438,553	16,546,605
Viracta Therapeutics, Inc. (a)(b)	286,540	1,684,855
VistaGen Therapeutics, Inc. (a)(b)	1,404,244	3,215,719
Vor Biopharma, Inc. (a)(b)	164,808	2,592,430
Werewolf Therapeutics, Inc. (a)(b)	55,558	870,594
Xbiotech, Inc.	129,440	1,897,590
Xencor, Inc. (a)	416,092	16,460,600
XOMA Corp. (a)(b)	45,704	1,142,600
Y-mAbs Therapeutics, Inc. (a)(b)	257,288	6,318,993
Zentalis Pharmaceuticals, Inc. (a)	259,965	20,911,585
ZIOPHARM Oncology, Inc. (a)(b)	1,202,476	1,803,714
		2,052,269,244
Health Care Equipment & Supplies - 3.4%
Accelerate Diagnostics, Inc. (a)(b)	214,499	1,265,544
Accuray, Inc. (a)(b)	699,667	3,491,338
Acutus Medical, Inc. (a)(b)	139,581	1,094,315
Alphatec Holdings, Inc. (a)	524,928	6,157,405
Angiodynamics, Inc. (a)	267,155	7,640,633
Apyx Medical Corp. (a)	225,150	3,219,645
Asensus Surgical, Inc. (a)(b)	1,776,650	3,002,539
Aspira Women's Health, Inc. (a)(b)	551,602	1,847,867
Atricure, Inc. (a)	324,793	24,378,963
Atrion Corp.	10,147	7,387,016
Avanos Medical, Inc. (a)	358,372	11,303,053
AxoGen, Inc. (a)	259,581	3,943,035
Axonics Modulation Technologies, Inc. (a)	336,443	24,678,094
BioLife Solutions, Inc. (a)	180,189	9,577,045
Bioventus, Inc. (b)	122,011	1,842,366
Butterfly Network, Inc. Class A (a)(b)	1,337,580	13,803,826
Cardiovascular Systems, Inc. (a)	287,150	10,073,222
Cerus Corp. (a)(b)	1,248,828	8,242,265
ClearPoint Neuro, Inc. (a)(b)	140,317	2,347,503
CONMED Corp. (b)	211,859	30,990,735
Cryolife, Inc. (a)	277,110	5,719,550
CryoPort, Inc. (a)(b)	295,726	24,113,498
Cutera, Inc. (a)(b)	128,769	5,537,067
CVRx, Inc.	63,452	1,072,973
CytoSorbents Corp. (a)(b)	316,815	1,866,040
DarioHealth Corp. (a)(b)	120,312	1,967,101
Glaukos Corp. (a)	329,242	15,049,652
Haemonetics Corp. (a)	368,904	25,347,394
Heska Corp. (a)(b)	70,813	15,828,830
Inari Medical, Inc. (a)	249,613	22,594,969
Inogen, Inc. (a)	101,031	4,005,879
Integer Holdings Corp. (a)	238,682	21,486,154
Intersect ENT, Inc. (a)	245,548	6,622,430
Invacare Corp. (a)(b)	263,761	1,302,979
IRadimed Corp. (a)	45,575	1,700,859
iRhythm Technologies, Inc. (a)	183,095	12,842,283
Lantheus Holdings, Inc. (a)	485,126	11,347,097
Lantheus Holdings, Inc. rights (a)(c)	524,619	5
LeMaitre Vascular, Inc.	138,534	7,205,153
LivaNova PLC (a)	388,107	29,775,569
Meridian Bioscience, Inc. (a)(b)	313,348	5,894,076
Merit Medical Systems, Inc. (a)	374,811	25,209,788
Mesa Laboratories, Inc.	36,495	11,156,522
Misonix, Inc. (a)	88,991	2,361,821
Natus Medical, Inc. (a)	247,004	6,187,450
Neogen Corp. (a)	785,576	33,237,721
Neuronetics, Inc. (a)	110,198	573,030
NeuroPace, Inc. (a)(b)	54,797	830,723
Nevro Corp. (a)	253,207	28,799,764
NuVasive, Inc. (a)	379,042	20,225,681
OraSure Technologies, Inc. (a)(b)	521,551	5,564,949
Ortho Clinical Diagnostics Holdings PLC	809,173	15,997,350
Orthofix International NV (a)	140,816	5,066,560
OrthoPediatrics Corp. (a)(b)	100,884	7,179,914
Outset Medical, Inc. (a)	335,836	17,889,984
PAVmed, Inc. (a)(b)	517,293	2,808,901
Pulmonx Corp.	193,434	7,530,386
Pulse Biosciences, Inc. (a)(b)	101,066	2,131,482
Quotient Ltd. (a)	480,836	1,216,515
Retractable Technologies, Inc. (a)(b)	133,649	1,264,320
RxSight, Inc. (b)	64,223	769,392
Seaspine Holdings Corp. (a)	236,749	3,541,765
Senseonics Holdings, Inc. (a)(b)	3,138,147	10,983,515
Shockwave Medical, Inc. (a)	245,673	52,500,320
SI-BONE, Inc. (a)	244,065	5,503,666
Sientra, Inc. (a)(b)	417,532	2,446,738
Sight Sciences, Inc.	82,728	2,231,174
Silk Road Medical, Inc. (a)(b)	248,834	14,609,044
Soliton, Inc. (a)	83,244	1,713,994
Staar Surgical Co. (a)(b)	346,168	41,007,061
Stereotaxis, Inc. (a)	362,099	2,136,384
SurModics, Inc. (a)	98,850	5,501,991
Tactile Systems Technology, Inc. (a)(b)	143,202	4,939,037
Talis Biomedical Corp.	139,137	744,383
TransMedics Group, Inc. (a)	189,083	5,186,547
Treace Medical Concepts, Inc. (a)	82,991	1,913,772
Utah Medical Products, Inc. (b)	24,320	2,354,906
Vapotherm, Inc. (a)(b)	172,514	3,945,395
Varex Imaging Corp. (a)	277,278	7,444,914
ViewRay, Inc. (a)(b)	1,006,427	7,356,981
Zynex, Inc. (a)(b)	151,068	1,892,882
		771,522,689
Health Care Providers & Services - 2.8%
1Life Healthcare, Inc. (a)	821,723	17,798,520
Accolade, Inc. (a)(b)	368,935	14,679,924
AdaptHealth Corp. (a)	526,826	14,356,009
Addus HomeCare Corp. (a)(b)	114,722	10,726,507
Agiliti, Inc. (a)(b)	169,770	3,828,314
Alignment Healthcare, Inc. (a)(b)	192,021	3,813,537
AMN Healthcare Services, Inc. (a)	342,692	33,823,700
Apollo Medical Holdings, Inc. (a)(b)	273,580	18,775,795
Apria, Inc. (b)	109,853	4,111,798
Aveanna Healthcare Holdings, Inc. (a)(b)	290,924	2,245,933
Biodesix, Inc. (a)(b)	99,991	753,932
Brookdale Senior Living, Inc. (a)	1,346,586	8,752,809
Castle Biosciences, Inc. (a)	156,156	9,736,327
Community Health Systems, Inc. (a)	904,891	11,854,072
Corvel Corp. (a)	63,132	11,567,045
Covetrus, Inc. (a)	755,342	15,250,355
Cross Country Healthcare, Inc. (a)	258,518	5,359,078
Exagen, Inc. (a)(b)	86,450	1,004,549
Fulgent Genetics, Inc. (a)(b)	150,304	12,463,208
Hanger, Inc. (a)	282,009	5,267,928
HealthEquity, Inc. (a)	596,908	39,503,371
InfuSystems Holdings, Inc. (a)	136,925	2,277,063
Innovage Holding Corp. (a)(b)	42,005	278,073
LHC Group, Inc. (a)	224,370	30,197,958
LifeStance Health Group, Inc.	341,391	4,089,864
Magellan Health Services, Inc. (a)	175,535	16,645,984
MEDNAX, Inc. (a)	547,600	14,911,148
Modivcare, Inc. (a)	90,454	14,723,198
National Healthcare Corp.	89,141	6,234,522
National Research Corp. Class A	101,234	4,383,432
Ontrak, Inc. (a)(b)	116,480	1,001,728
Option Care Health, Inc. (a)	1,092,981	29,871,171
Owens & Minor, Inc.	527,250	18,917,730
Patterson Companies, Inc.	622,356	19,454,849
Pennant Group, Inc. (a)	190,932	4,882,131
PetIQ, Inc. Class A (a)(b)	201,197	5,039,985
Privia Health Group, Inc. (a)(b)	148,461	3,815,448
Progyny, Inc. (a)	460,819	28,308,111
R1 RCM, Inc. (a)	868,816	18,853,307
RadNet, Inc. (a)	331,157	10,295,671
Select Medical Holdings Corp.	804,352	26,720,573
Sharps Compliance Corp. (a)(b)	115,334	951,506
SOC Telemed, Inc. Class A (a)(b)	312,344	687,157
Surgery Partners, Inc. (a)	229,904	9,458,251
Tenet Healthcare Corp. (a)	772,027	55,323,455
The Ensign Group, Inc.	382,646	29,850,214
The Joint Corp. (a)(b)	100,226	8,767,770
Tivity Health, Inc. (a)	320,706	8,024,064
Triple-S Management Corp. (a)	165,835	5,852,317
U.S. Physical Therapy, Inc.	93,678	10,104,109
Viemed Healthcare, Inc. (a)	279,760	1,603,025
		637,196,525
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (a)	912,312	12,571,659
American Well Corp. (a)	1,341,693	12,075,237
Castlight Health, Inc. Class B (a)	883,304	1,589,947
Computer Programs & Systems, Inc. (a)(b)	104,683	3,779,056
Convey Holding Parent, Inc.	99,501	736,307
Evolent Health, Inc. (a)	561,129	16,424,246
Forian, Inc. (a)(b)	134,352	1,362,329
Health Catalyst, Inc. (a)(b)	367,832	19,362,676
HealthStream, Inc. (a)	180,475	4,802,440
iCAD, Inc. (a)	163,471	1,724,619
Inovalon Holdings, Inc. Class A (a)	550,174	22,441,597
Inspire Medical Systems, Inc. (a)	195,716	52,761,119
MultiPlan Corp. Class A (a)(b)	1,662,421	7,165,035
NantHealth, Inc. (a)(b)	173,519	272,425
Nextgen Healthcare, Inc. (a)	415,247	6,834,966
Omnicell, Inc. (a)	313,738	55,892,425
OptimizeRx Corp. (a)(b)	125,768	12,161,766
Phreesia, Inc. (a)	355,926	25,107,020
Schrodinger, Inc. (a)(b)	331,890	18,114,556
Simulations Plus, Inc. (b)	115,438	5,829,619
Tabula Rasa HealthCare, Inc. (a)(b)	159,608	4,333,357
Vocera Communications, Inc. (a)	252,496	14,286,224
		299,628,625
Life Sciences Tools & Services - 1.0%
Absci Corp. (b)	104,257	1,529,450
Akoya Biosciences, Inc. (a)(b)	61,018	808,489
Alpha Teknova, Inc. (b)	51,474	1,183,387
Berkeley Lights, Inc. (a)(b)	267,806	6,226,490
BioNano Genomics, Inc. (a)(b)	2,041,983	10,373,274
ChromaDex, Inc. (a)(b)	349,695	2,164,612
Codex DNA, Inc.	61,632	569,480
Codexis, Inc. (a)(b)	439,213	15,271,436
Cytek Biosciences, Inc. (b)	118,131	2,694,568
Fluidigm Corp. (a)(b)	534,020	2,750,203
Harvard Bioscience, Inc. (a)(b)	295,981	2,228,737
Inotiv, Inc. (a)(b)	93,900	4,543,821
MaxCyte, Inc. (b)	120,455	1,353,914
Medpace Holdings, Inc. (a)	211,980	48,024,069
Nanostring Technologies, Inc. (a)	333,241	16,095,540
NeoGenomics, Inc. (a)	830,007	38,180,322
Pacific Biosciences of California, Inc. (a)	1,416,112	37,498,646
Personalis, Inc. (a)(b)	273,248	5,361,126
Quanterix Corp. (a)	226,644	11,470,453
Rapid Micro Biosystems, Inc. (b)	60,931	1,242,383
Seer, Inc. (b)	313,893	11,588,930
Singular Genomics Systems, Inc. (a)(b)	89,913	1,245,295
		222,404,625
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)(b)	1,684,704	2,139,574
Aclaris Therapeutics, Inc. (a)	370,409	6,426,596
Aerie Pharmaceuticals, Inc. (a)(b)	195,477	2,077,921
Amneal Pharmaceuticals, Inc. (a)	503,583	2,764,671
Amphastar Pharmaceuticals, Inc. (a)(b)	275,290	5,142,417
Ampio Pharmaceuticals, Inc. (a)(b)	1,497,770	2,336,521
Angion Biomedica Corp. (b)	186,214	776,512
ANI Pharmaceuticals, Inc. (a)(b)	59,429	2,221,456
Antares Pharma, Inc. (a)	1,292,602	4,834,331
Arvinas Holding Co. LLC (a)	316,734	27,422,830
AstraZeneca PLC rights (a)(c)	1,000	0
Atea Pharmaceuticals, Inc.	475,803	5,538,347
Athira Pharma, Inc. (a)(b)	172,184	2,250,445
Avalo Therapeutics, Inc. (a)(b)	315,473	738,207
Axsome Therapeutics, Inc. (a)(b)	223,333	8,598,321
Biodelivery Sciences International, Inc. (a)	728,791	2,973,467
Cara Therapeutics, Inc. (a)	339,207	5,708,854
Cassava Sciences, Inc. (a)(b)	279,263	12,044,613
Citius Pharmaceuticals, Inc. (a)(b)	925,023	1,729,793
Collegium Pharmaceutical, Inc. (a)(b)	265,326	5,208,349
Corcept Therapeutics, Inc. (a)	714,333	12,857,994
CorMedix, Inc. (a)(b)	313,408	1,523,163
CymaBay Therapeutics, Inc. (a)(b)	422,542	1,647,914
Cyteir Therapeutics, Inc. (b)	63,255	1,132,897
Durect Corp. (a)	1,741,854	2,229,573
Edgewise Therapeutics, Inc. (a)(b)	96,717	1,595,831
Endo International PLC (a)	1,198,564	5,093,897
Esperion Therapeutics, Inc. (a)(b)	25,988	232,333
Evolus, Inc. (a)(b)	233,164	1,823,342
Eyepoint Pharmaceuticals, Inc. (a)(b)	159,895	1,833,996
Fulcrum Therapeutics, Inc. (a)(b)	194,182	4,299,189
Harmony Biosciences Holdings, Inc. (a)(b)	167,800	6,958,666
Ikena Oncology, Inc. (a)(b)	88,165	947,774
Innoviva, Inc. (a)	318,730	5,561,839
Intra-Cellular Therapies, Inc. (a)(b)	518,020	22,311,121
Kala Pharmaceuticals, Inc. (a)(b)	496,875	864,563
Kaleido Biosciences, Inc. (a)(b)	148,953	640,498
KemPharm, Inc. (a)(b)	216,551	2,057,235
Landos Biopharma, Inc. (b)	34,798	468,381
Marinus Pharmaceuticals, Inc. (a)(b)	254,958	2,932,017
Mind Medicine (MindMed), Inc. (a)(b)	2,544,531	6,412,218
NGM Biopharmaceuticals, Inc. (a)	231,383	4,273,644
Nuvation Bio, Inc. (a)(b)	491,718	4,509,054
Ocular Therapeutix, Inc. (a)(b)	556,876	3,697,657
Omeros Corp. (a)(b)	463,957	2,909,010
Oramed Pharmaceuticals, Inc. (a)(b)	220,294	5,157,083
Pacira Biosciences, Inc. (a)	323,643	16,920,056
Paratek Pharmaceuticals, Inc. (a)(b)	298,279	1,497,361
Phathom Pharmaceuticals, Inc. (a)(b)	151,328	3,560,748
Phibro Animal Health Corp. Class A	152,150	3,338,171
Pliant Therapeutics, Inc. (a)(b)	139,828	2,227,460
Prestige Brands Holdings, Inc. (a)	363,913	21,831,141
Provention Bio, Inc. (a)(b)	465,928	2,916,709
Rain Therapeutics, Inc. (a)(b)	58,989	919,049
Reata Pharmaceuticals, Inc. (a)(b)	200,227	19,223,794
Relmada Therapeutics, Inc. (a)	117,863	2,766,245
Revance Therapeutics, Inc. (a)(b)	530,607	7,295,846
Seelos Therapeutics, Inc. (a)	856,270	1,849,543
SIGA Technologies, Inc. (a)	369,813	2,666,352
Supernus Pharmaceuticals, Inc. (a)(b)	354,075	10,569,139
Tarsus Pharmaceuticals, Inc. (a)(b)	57,290	1,590,370
Terns Pharmaceuticals, Inc. (b)	108,978	1,035,291
TherapeuticsMD, Inc. (a)(b)	3,711,056	2,701,649
Theravance Biopharma, Inc. (a)(b)	56,536	439,285
Verrica Pharmaceuticals, Inc. (a)(b)	112,494	1,416,299
WAVE Life Sciences (a)(b)	219,026	1,005,329
Zogenix, Inc. (a)	432,072	6,623,664
		317,297,615

TOTAL HEALTH CARE		4,300,319,323

INDUSTRIALS - 14.3%
Aerospace & Defense - 0.6%
AAR Corp. (a)	247,670	8,760,088
Aerojet Rocketdyne Holdings, Inc. (b)	545,691	24,015,861
AeroVironment, Inc. (a)(b)	164,983	14,701,635
AerSale Corp. (a)	66,112	1,478,264
Astronics Corp. (a)	151,779	1,957,949
Byrna Technologies, Inc. (a)(b)	135,292	2,279,670
Ducommun, Inc. (a)	81,946	3,965,367
Kaman Corp.	184,484	6,602,682
Kratos Defense & Security Solutions, Inc. (a)	900,031	19,251,663
Maxar Technologies, Inc. (b)	523,377	13,895,659
Moog, Inc. Class A	210,120	15,870,364
National Presto Industries, Inc.	35,904	2,985,418
PAE, Inc. (a)(b)	518,838	5,146,873
Park Aerospace Corp.	134,263	1,757,503
Parsons Corp. (a)	189,256	6,555,828
Triumph Group, Inc. (a)	462,985	9,468,043
Vectrus, Inc. (a)	82,101	3,976,151
		142,669,018
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	433,986	10,801,912
Atlas Air Worldwide Holdings, Inc. (a)	208,122	16,882,857
Echo Global Logistics, Inc. (a)	193,069	9,311,718
Forward Air Corp.	197,259	19,836,365
Hub Group, Inc. Class A (a)	239,595	18,824,979
Radiant Logistics, Inc. (a)	279,684	1,882,273
		77,540,104
Airlines - 0.3%
Allegiant Travel Co. (a)	112,007	19,631,467
Frontier Group Holdings, Inc. (a)	254,941	3,989,827
Hawaiian Holdings, Inc. (a)(b)	375,733	7,270,434
Mesa Air Group, Inc. (a)	248,477	1,873,517
SkyWest, Inc. (a)	362,558	15,600,871
Spirit Airlines, Inc. (a)	653,161	14,271,568
Sun Country Airlines Holdings, Inc. (a)(b)	190,539	5,769,521
		68,407,205
Building Products - 1.2%
AAON, Inc.	302,528	21,676,131
American Woodmark Corp. (a)(b)	123,282	8,474,405
Apogee Enterprises, Inc.	180,860	7,583,460
Caesarstone Sdot-Yam Ltd.	146,489	1,828,183
Cornerstone Building Brands, Inc. (a)	397,749	5,691,788
CSW Industrials, Inc.	106,898	14,818,201
Gibraltar Industries, Inc. (a)	238,244	15,523,979
Griffon Corp.	336,624	8,917,170
Insteel Industries, Inc.	135,852	5,525,101
Jeld-Wen Holding, Inc. (a)	611,677	16,766,067
Masonite International Corp. (a)	175,423	21,052,514
PGT Innovations, Inc. (a)	423,081	9,032,779
Quanex Building Products Corp.	247,423	5,126,605
Resideo Technologies, Inc. (a)	1,049,898	25,890,485
Simpson Manufacturing Co. Ltd.	315,653	33,487,627
UFP Industries, Inc.	436,765	35,740,480
View, Inc. Class A (a)(b)	745,669	3,981,872
Zurn Water Solutions Corp.	880,951	31,960,902
		273,077,749
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	492,687	21,683,155
ACCO Brands Corp.	677,514	5,603,041
Brady Corp. Class A	343,879	17,912,657
BrightView Holdings, Inc. (a)	312,460	4,955,616
Casella Waste Systems, Inc. Class A (a)	359,884	31,209,140
CECO Environmental Corp. (a)	230,437	1,585,407
Cimpress PLC (a)	123,497	11,030,752
CompX International, Inc. Class A	10,550	227,880
CoreCivic, Inc. (a)	849,689	7,315,822
Covanta Holding Corp.	865,517	17,466,133
Deluxe Corp.	266,586	9,509,123
Ennis, Inc.	176,980	3,352,001
Harsco Corp. (a)	576,442	9,857,158
Healthcare Services Group, Inc.	524,160	10,058,630
Heritage-Crystal Clean, Inc. (a)	114,125	3,956,714
Herman Miller, Inc.	545,433	21,228,252
HNI Corp.	317,866	11,888,188
Interface, Inc.	423,009	6,074,409
KAR Auction Services, Inc. (a)	867,674	12,728,778
Kimball International, Inc. Class B	257,428	2,798,242
Matthews International Corp. Class A	215,729	7,414,606
Montrose Environmental Group, Inc. (a)	168,630	11,559,587
NL Industries, Inc.	56,469	325,826
Pitney Bowes, Inc.	1,287,446	8,934,875
R.R. Donnelley & Sons Co. (a)(b)	514,879	3,295,226
SP Plus Corp. (a)	167,145	5,390,426
Steelcase, Inc. Class A	646,336	7,691,398
Team, Inc. (a)	41,750	101,035
Tetra Tech, Inc.	393,211	69,071,444
The Brink's Co.	358,279	24,678,258
U.S. Ecology, Inc. (a)	204,069	6,568,981
UniFirst Corp.	109,439	21,664,544
Viad Corp. (a)	146,605	6,504,864
VSE Corp.	74,973	4,164,750
		387,806,918
Construction & Engineering - 1.4%
Ameresco, Inc. Class A (a)(b)	225,329	18,506,271
API Group Corp. (a)(b)	1,435,587	31,267,085
Arcosa, Inc.	351,992	18,208,546
Argan, Inc.	102,891	4,245,283
Comfort Systems U.S.A., Inc.	259,216	23,710,488
Concrete Pumping Holdings, Inc. (a)	194,076	1,669,054
Construction Partners, Inc. Class A (a)	209,310	7,453,529
Dycom Industries, Inc. (a)	217,041	17,237,396
EMCOR Group, Inc.	386,817	46,994,397
Fluor Corp. (a)(b)	1,031,723	20,056,695
Granite Construction, Inc. (b)	329,400	12,227,328
Great Lakes Dredge & Dock Corp. (a)(b)	473,130	7,201,039
IES Holdings, Inc. (a)	62,752	3,128,187
Infrastructure and Energy Alternatives, Inc. (a)(b)	211,358	2,339,733
INNOVATE Corp. (a)(b)	339,275	1,340,136
Matrix Service Co. (a)	167,782	1,716,410
MYR Group, Inc. (a)	120,661	12,325,521
Northwest Pipe Co. (a)	72,616	1,725,356
NV5 Global, Inc. (a)	95,596	9,954,411
Primoris Services Corp.	390,219	10,516,402
Sterling Construction Co., Inc. (a)	204,462	4,915,266
Tutor Perini Corp. (a)	296,239	4,034,775
Willscot Mobile Mini Holdings (a)	1,530,379	53,180,670
		313,953,978
Electrical Equipment - 1.1%
Advent Technologies Holdings, Inc. Class A (a)(b)	156,594	1,501,736
Allied Motion Technologies, Inc.	85,595	3,008,664
American Superconductor Corp. (a)(b)	245,919	4,519,991
Array Technologies, Inc.	951,313	20,310,533
Atkore, Inc. (a)	333,005	31,478,963
AZZ, Inc.	176,722	9,389,240
Babcock & Wilcox Enterprises, Inc. (a)	401,876	2,744,813
Beam Global (a)(b)	86,007	2,709,221
Blink Charging Co. (a)(b)	266,122	8,462,680
Bloom Energy Corp. Class A (a)(b)	1,049,745	32,815,029
Encore Wire Corp.	144,872	19,421,540
EnerSys	310,460	24,849,218
Eos Energy Enterprises, Inc. (a)(b)	335,154	3,535,875
FTC Solar, Inc. (a)	139,006	1,326,117
FuelCell Energy, Inc. (a)(b)	2,279,044	18,209,562
GrafTech International Ltd.	1,473,389	15,765,262
Powell Industries, Inc.	60,467	1,563,677
Preformed Line Products Co.	20,264	1,406,322
Romeo Power, Inc. (a)(b)	1,051,990	4,565,637
Stem, Inc. (a)	354,349	8,401,615
Thermon Group Holdings, Inc. (a)	234,181	4,046,648
TPI Composites, Inc. (a)(b)	264,715	8,902,365
Vicor Corp. (a)(b)	154,092	23,358,806
		252,293,514
Industrial Conglomerates - 0.1%
Raven Industries, Inc. (a)	258,020	14,918,716
Machinery - 3.5%
AgEagle Aerial Systems, Inc. (a)(b)	651,149	1,868,798
Alamo Group, Inc.	71,590	10,824,408
Albany International Corp. Class A	221,920	17,897,848
Altra Industrial Motion Corp.	472,440	24,637,746
Astec Industries, Inc.	164,953	8,805,191
Barnes Group, Inc.	340,426	14,277,466
Blue Bird Corp. (a)	112,114	2,198,556
Chart Industries, Inc. (a)(b)	265,762	47,178,070
CIRCOR International, Inc. (a)	136,230	3,888,004
Columbus McKinnon Corp. (NY Shares)	201,310	9,515,924
Commercial Vehicle Group, Inc. (a)	232,355	2,332,844
Desktop Metal, Inc. (a)(b)	1,187,207	8,298,577
Douglas Dynamics, Inc.	162,826	6,887,540
Energy Recovery, Inc. (a)(b)	304,398	6,185,367
Enerpac Tool Group Corp. Class A	440,859	9,209,545
EnPro Industries, Inc. (b)	145,330	13,030,288
ESCO Technologies, Inc.	185,441	15,680,891
Evoqua Water Technologies Corp. (a)	840,351	35,151,882
ExOne Co. (a)(b)	130,590	3,006,182
Federal Signal Corp.	435,928	18,662,078
Franklin Electric Co., Inc.	334,297	28,876,575
Gorman-Rupp Co.	159,395	6,777,475
Helios Technologies, Inc.	233,996	21,305,336
Hillenbrand, Inc.	528,414	24,021,700
Hydrofarm Holdings Group, Inc. (b)	285,671	9,418,573
Hyliion Holdings Corp. Class A (a)(b)	929,340	7,518,361
Hyster-Yale Materials Handling Class A	72,359	3,476,126
Ideanomics, Inc. (a)(b)	3,065,462	6,069,615
John Bean Technologies Corp.	227,462	33,607,511
Kadant, Inc.	83,000	18,435,960
Kennametal, Inc.	605,910	24,084,923
Lindsay Corp.	78,912	11,495,111
Luxfer Holdings PLC sponsored	197,513	3,971,986
Manitowoc Co., Inc. (a)	252,119	5,402,910
Mayville Engineering Co., Inc. (a)(b)	64,143	1,139,180
Meritor, Inc. (a)	493,864	12,020,650
Miller Industries, Inc.	73,999	2,674,324
Mueller Industries, Inc.	408,650	21,511,336
Mueller Water Products, Inc. Class A	1,135,374	18,631,487
Nikola Corp. (a)(b)	1,676,023	19,777,071
NN, Inc. (a)	276,893	1,381,696
Omega Flex, Inc. (b)	21,941	3,176,179
Park-Ohio Holdings Corp.	59,064	1,377,372
Proto Labs, Inc. (a)	190,004	11,364,139
RBC Bearings, Inc. (a)	203,500	47,604,755
REV Group, Inc.	206,883	3,126,002
SPX Corp. (a)	318,195	18,483,948
SPX Flow, Inc.	300,603	22,458,050
Standex International Corp.	86,068	9,576,786
Tennant Co.	132,363	10,517,564
Terex Corp.	497,754	22,299,379
The Greenbrier Companies, Inc.	228,720	9,382,094
The Shyft Group, Inc.	252,484	10,404,866
Titan International, Inc. (a)	378,509	2,732,835
Trinity Industries, Inc. (b)	563,212	15,798,097
Wabash National Corp.	358,801	5,572,180
Watts Water Technologies, Inc. Class A	199,580	37,924,192
Welbilt, Inc. (a)	944,688	22,351,318
		795,284,867
Marine - 0.2%
Costamare, Inc.	379,370	5,087,352
Eagle Bulk Shipping, Inc. (a)	64,654	2,783,355
Genco Shipping & Trading Ltd.	227,007	3,897,710
Matson, Inc.	310,463	25,855,359
Safe Bulkers, Inc. (a)	444,171	1,981,003
		39,604,779
Professional Services - 1.7%
Acacia Research Corp. (a)	332,532	1,905,408
ASGN, Inc. (a)	379,134	45,367,174
Atlas Technical Consultants, Inc. (a)	101,149	1,030,708
Barrett Business Services, Inc.	53,915	4,421,030
CBIZ, Inc. (a)	357,216	13,113,399
CRA International, Inc.	50,985	5,599,173
Exponent, Inc.	378,279	43,426,429
First Advantage Corp.	214,338	4,008,121
Forrester Research, Inc. (a)	81,911	4,361,761
Franklin Covey Co. (a)	92,827	3,921,941
Heidrick & Struggles International, Inc.	139,296	6,530,196
Hirequest, Inc. (b)	34,242	616,356
Huron Consulting Group, Inc. (a)	165,152	8,284,024
ICF International, Inc.	133,217	13,386,976
Insperity, Inc.	263,741	32,967,625
KBR, Inc.	1,029,893	43,708,659
Kelly Services, Inc. Class A (non-vtg.)	248,486	4,480,203
Kforce, Inc.	145,113	9,397,518
Korn Ferry	397,587	30,697,692
ManTech International Corp. Class A (b)	198,302	17,097,598
MISTRAS Group, Inc. (a)	128,118	1,258,119
Resources Connection, Inc.	226,186	3,937,898
TriNet Group, Inc. (a)	295,018	29,870,573
TrueBlue, Inc. (a)	249,939	6,960,801
Upwork, Inc. (a)	858,414	40,448,468
Willdan Group, Inc. (a)(b)	82,019	2,741,895
		379,539,745
Road & Rail - 0.8%
ArcBest Corp.	183,463	16,484,151
Avis Budget Group, Inc. (a)(b)	353,491	61,263,525
Covenant Transport Group, Inc. Class A (a)	87,509	2,485,256
Daseke, Inc. (a)	294,978	2,787,542
Heartland Express, Inc.	349,146	5,701,554
HyreCar, Inc. (a)(b)	33,628	228,334
Marten Transport Ltd.	438,068	7,285,071
P.A.M. Transportation Services, Inc.	27,362	1,691,519
Saia, Inc. (a)	193,764	60,578,377
U.S. Xpress Enterprises, Inc. (a)(b)	199,652	1,511,366
Universal Logistics Holdings, Inc.	57,476	1,211,594
Werner Enterprises, Inc.	458,764	20,791,184
Yellow Corp. (a)	375,130	3,282,388
		185,301,861
Trading Companies & Distributors - 1.4%
Alta Equipment Group, Inc. (a)	137,911	1,990,056
Applied Industrial Technologies, Inc.	282,276	27,516,264
Beacon Roofing Supply, Inc. (a)	408,590	21,602,153
BlueLinx Corp. (a)	67,552	3,217,502
Boise Cascade Co.	288,164	16,315,846
CAI International, Inc.	117,171	6,553,374
Custom Truck One Source, Inc. Class A (a)(b)	344,551	3,118,187
DXP Enterprises, Inc. (a)	130,058	4,286,712
EVI Industries, Inc. (a)(b)	42,564	1,340,766
GATX Corp.	255,007	24,187,414
Global Industrial Co.	92,089	3,736,972
GMS, Inc. (a)	313,043	15,505,020
H&E Equipment Services, Inc.	234,841	10,586,632
Herc Holdings, Inc.	181,161	32,978,548
Karat Packaging, Inc. (a)(b)	33,260	756,332
Lawson Products, Inc. (a)	34,635	1,755,995
McGrath RentCorp.	176,369	12,723,260
MRC Global, Inc. (a)	523,530	4,345,299
NOW, Inc. (a)	706,211	5,098,843
Rush Enterprises, Inc. Class A	352,256	18,345,492
Textainer Group Holdings Ltd. (a)	348,332	13,685,964
Titan Machinery, Inc. (a)	144,681	4,111,834
Transcat, Inc. (a)	50,312	3,767,363
Triton International Ltd.	485,454	30,190,384
Veritiv Corp. (a)	105,835	11,352,920
WESCO International, Inc. (a)	325,060	42,114,774
Willis Lease Finance Corp. (a)	17,973	728,086
		321,911,992

TOTAL INDUSTRIALS		3,252,310,446

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.6%
ADTRAN, Inc.	347,393	6,419,823
Aviat Networks, Inc. (a)	70,719	2,022,563
CalAmp Corp. (a)	236,213	2,272,369
Calix, Inc. (a)	400,743	25,082,504
Cambium Networks Corp. (a)	79,207	2,235,222
Casa Systems, Inc. (a)	219,383	1,388,694
Clearfield, Inc. (a)	83,760	4,731,602
Comtech Telecommunications Corp.	182,781	3,942,586
Digi International, Inc. (a)	247,354	5,330,479
DZS, Inc. (a)	124,481	1,356,843
EMCORE Corp. (a)	266,622	1,994,333
Extreme Networks, Inc. (a)	893,607	8,784,157
Harmonic, Inc. (a)(b)	656,269	5,952,360
Infinera Corp. (a)(b)	1,325,095	10,057,471
Inseego Corp. (a)(b)	583,092	3,615,170
KVH Industries, Inc. (a)	105,698	1,084,461
NETGEAR, Inc. (a)(b)	218,333	6,294,540
NetScout Systems, Inc. (a)	504,661	13,656,127
Plantronics, Inc. (a)(b)	303,717	8,127,467
Ribbon Communications, Inc. (a)	513,746	2,810,191
Viavi Solutions, Inc. (a)	1,659,380	25,554,452
		142,713,414
Electronic Equipment & Components - 2.1%
908 Devices, Inc. (b)	96,017	3,158,959
Advanced Energy Industries, Inc.	280,860	25,788,565
Aeva Technologies, Inc. (a)(b)	597,027	4,632,930
Akoustis Technologies, Inc. (a)(b)	338,160	2,542,963
Arlo Technologies, Inc. (a)	591,600	4,082,040
Badger Meter, Inc.	210,959	21,570,558
Belden, Inc.	319,413	19,231,857
Benchmark Electronics, Inc.	251,963	5,873,258
CTS Corp.	231,186	8,234,845
Daktronics, Inc. (a)	246,930	1,370,462
ePlus, Inc. (a)	95,877	10,601,120
Fabrinet (a)	266,981	25,630,176
FARO Technologies, Inc. (a)	132,122	9,720,216
Identiv, Inc. (a)	155,462	2,978,652
II-VI, Inc. (a)(b)	765,091	46,295,656
Insight Enterprises, Inc. (a)	250,594	23,731,252
Iteris, Inc. (a)	313,604	1,680,917
Itron, Inc. (a)	329,388	25,616,505
Kimball Electronics, Inc. (a)	173,255	4,981,081
Knowles Corp. (a)	652,805	13,604,456
Luna Innovations, Inc. (a)(b)	236,164	2,300,237
Methode Electronics, Inc. Class A	275,656	11,596,848
MicroVision, Inc. (a)(b)	1,200,854	9,138,499
Napco Security Technolgies, Inc. (a)(b)	104,966	5,034,169
nLIGHT, Inc. (a)	310,653	8,735,562
Novanta, Inc. (a)	256,302	44,227,473
OSI Systems, Inc. (a)	122,212	11,379,159
Ouster, Inc. (a)(b)	237,229	1,461,331
Par Technology Corp. (a)(b)	177,294	11,137,609
PC Connection, Inc.	79,606	3,665,856
Plexus Corp. (a)	200,882	17,541,016
Rogers Corp. (a)	135,398	27,231,246
Sanmina Corp. (a)	461,282	17,413,396
ScanSource, Inc. (a)	181,161	6,481,941
TTM Technologies, Inc. (a)	776,805	10,284,898
Velodyne Lidar, Inc. (a)(b)	623,079	3,800,782
Vishay Intertechnology, Inc.	968,887	18,622,008
Vishay Precision Group, Inc. (a)	89,212	3,041,237
		474,419,735
IT Services - 1.5%
BigCommerce Holdings, Inc. (a)(b)	353,934	16,355,290
Brightcove, Inc. (a)	303,722	3,012,922
Cantaloupe, Inc. (a)(b)	422,185	5,277,313
Cass Information Systems, Inc.	100,836	4,133,268
Conduent, Inc. (a)	1,205,546	8,137,436
CSG Systems International, Inc.	236,552	11,839,428
Digitalocean Holdings, Inc. (a)	359,977	35,130,155
EVERTEC, Inc.	436,786	19,747,095
EVO Payments, Inc. Class A (a)	350,111	7,590,406
ExlService Holdings, Inc. (a)	236,885	29,049,208
Flywire Corp. (a)	88,134	4,181,077
GreenBox POS (a)(b)	166,110	1,348,813
GreenSky, Inc. Class A (a)	516,124	6,317,358
Grid Dynamics Holdings, Inc. (a)	304,049	8,741,409
Hackett Group, Inc.	173,972	3,677,768
i3 Verticals, Inc. Class A (a)	162,556	3,639,629
IBEX Ltd. (a)(b)	43,466	706,323
International Money Express, Inc. (a)	247,984	4,151,252
Limelight Networks, Inc. (a)(b)	685,715	2,043,431
Liveramp Holdings, Inc. (a)	481,177	25,747,781
Maximus, Inc.	447,295	37,827,738
MoneyGram International, Inc. (a)	653,995	3,904,350
Paya Holdings, Inc. (a)(b)	625,288	5,696,374
Perficient, Inc. (a)(b)	236,363	29,214,467
Priority Technology Holdings, Inc. (a)(b)	74,895	395,446
Rackspace Technology, Inc. (a)(b)	402,129	5,344,294
Repay Holdings Corp. (a)	642,651	13,502,098
StarTek, Inc. (a)	120,964	665,302
Ttec Holdings, Inc.	135,281	12,769,174
Tucows, Inc. (a)(b)	68,484	5,636,233
Unisys Corp. (a)	472,793	12,089,317
Verra Mobility Corp. (a)(b)	984,501	14,649,375
		342,521,530
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd. (a)	155,780	5,397,777
Ambarella, Inc. (a)	253,234	47,058,474
Amkor Technology, Inc.	740,095	16,222,882
Atomera, Inc. (a)(b)	161,385	3,487,530
Axcelis Technologies, Inc. (a)	241,255	13,252,137
AXT, Inc. (a)	293,748	2,399,921
CEVA, Inc. (a)	164,989	7,525,148
CMC Materials, Inc.	212,698	27,304,042
Cohu, Inc. (a)	350,680	11,235,787
Diodes, Inc. (a)	315,517	30,318,029
DSP Group, Inc. (a)	162,836	3,577,507
FormFactor, Inc. (a)	567,289	22,566,756
Ichor Holdings Ltd. (a)	202,242	8,842,020
Impinj, Inc. (a)(b)	135,064	9,416,662
Kopin Corp. (a)	567,291	2,972,605
Kulicke & Soffa Industries, Inc. (b)	444,405	25,331,085
Lattice Semiconductor Corp. (a)	987,730	68,587,971
MACOM Technology Solutions Holdings, Inc. (a)	351,434	24,537,122
MaxLinear, Inc. Class A (a)	515,379	32,468,877
Meta Materials, Inc. (a)(b)	1,613,622	7,584,023
NeoPhotonics Corp. (a)	375,349	3,798,532
NVE Corp.	32,127	2,183,672
Onto Innovation, Inc. (a)	353,806	28,024,973
PDF Solutions, Inc. (a)	209,796	4,936,500
Photronics, Inc. (a)	428,132	5,561,435
Power Integrations, Inc.	439,223	45,332,206
Rambus, Inc. (a)	779,613	18,141,595
Semtech Corp. (a)	469,725	39,940,717
Silicon Laboratories, Inc. (a)(b)	322,359	60,848,485
SiTime Corp. (a)(b)	94,494	25,030,516
SkyWater Technology, Inc. (a)(b)	61,614	2,109,663
SMART Global Holdings, Inc. (a)	127,433	6,812,568
SunPower Corp. (a)(b)	581,344	19,568,039
Synaptics, Inc. (a)(b)	255,800	49,771,006
Ultra Clean Holdings, Inc. (a)	323,551	16,038,423
Veeco Instruments, Inc. (a)(b)	359,039	8,721,057
		706,905,742
Software - 6.2%
8x8, Inc. (a)	808,731	18,325,844
A10 Networks, Inc.	438,065	8,187,435
ACI Worldwide, Inc. (a)	862,592	26,464,323
Agilysys, Inc. (a)	144,573	6,899,024
Alarm.com Holdings, Inc. (a)	345,449	29,107,533
Alkami Technology, Inc. (a)	54,152	1,624,560
Altair Engineering, Inc. Class A (a)(b)	338,589	26,338,838
American Software, Inc. Class A	222,706	6,442,885
AppFolio, Inc. (a)(b)	137,029	18,045,349
Appian Corp. Class A (a)(b)	286,290	28,460,089
Asana, Inc. (a)	536,982	72,922,156
Avaya Holdings Corp. (a)	600,711	11,185,239
Benefitfocus, Inc. (a)(b)	181,783	1,992,342
Blackbaud, Inc. (a)(b)	350,611	24,896,887
BlackLine, Inc. (a)(b)	393,257	49,892,516
Bottomline Technologies, Inc. (a)	324,860	15,041,018
Box, Inc. Class A (a)	1,039,113	26,840,289
BTRS Holdings, Inc. (a)	482,651	4,145,972
Cerence, Inc. (a)(b)	275,782	28,992,962
ChannelAdvisor Corp. (a)	214,243	5,465,339
Cleanspark, Inc. (a)(b)	286,024	5,794,846
CommVault Systems, Inc. (a)	333,545	20,513,018
Consensus Cloud Solutions, Inc. (a)	105,761	6,697,844
Couchbase, Inc. (b)	71,248	2,872,719
CS Disco, Inc. (b)	94,363	5,411,718
Digimarc Corp. (a)(b)	93,439	4,721,473
Digital Turbine, Inc. (a)	661,071	56,891,770
Domo, Inc. Class B (a)	200,492	17,713,468
E2open Parent Holdings, Inc. (a)(b)	1,182,870	14,785,875
Ebix, Inc. (b)	169,836	5,572,319
eGain Communications Corp. (a)	157,401	1,624,378
Envestnet, Inc. (a)	396,950	33,145,325
EverCommerce, Inc. (b)	120,893	2,500,067
GTY Technology Holdings, Inc. (a)(b)	231,495	1,759,362
Instructure Holdings, Inc. (b)	87,242	2,200,243
Intapp, Inc.	74,335	2,007,045
Intelligent Systems Corp. (a)(b)	54,624	2,312,234
InterDigital, Inc.	221,530	14,831,434
JFrog Ltd. (a)(b)	390,929	12,779,469
Kaltura, Inc. (b)	127,288	1,201,599
LivePerson, Inc. (a)(b)	471,957	24,310,505
Marathon Digital Holdings, Inc. (a)(b)	693,477	36,227,238
MeridianLink, Inc.	93,054	2,247,254
MicroStrategy, Inc. Class A (a)(b)	56,992	40,752,700
Mimecast Ltd. (a)	444,389	33,524,706
Mitek Systems, Inc. (a)(b)	318,912	6,005,113
Model N, Inc. (a)(b)	260,815	8,453,014
Momentive Global, Inc. (a)	946,245	21,687,935
ON24, Inc. (a)	202,734	3,878,301
Onespan, Inc. (a)	257,666	5,261,540
Pagerduty, Inc. (a)	589,409	24,607,826
Ping Identity Holding Corp. (a)(b)	363,510	10,298,238
Progress Software Corp.	322,286	16,568,723
PROS Holdings, Inc. (a)	294,271	8,828,130
Q2 Holdings, Inc. (a)	400,958	31,459,165
QAD, Inc. Class A	88,358	7,743,695
Qualys, Inc. (a)	247,758	30,840,916
Rapid7, Inc. (a)	404,895	52,130,231
Rekor Systems, Inc. (a)(b)	257,418	3,500,885
Rimini Street, Inc. (a)	320,870	3,340,257
Riot Blockchain, Inc. (a)(b)	613,186	16,690,923
SailPoint Technologies Holding, Inc. (a)	667,695	32,036,006
Sapiens International Corp. NV	227,702	7,953,631
SecureWorks Corp. (a)	70,605	1,300,544
ShotSpotter, Inc. (a)(b)	63,090	2,454,832
Smith Micro Software, Inc. (a)	348,525	1,986,593
Sprout Social, Inc. (a)	325,061	41,503,788
SPS Commerce, Inc. (a)	262,224	40,049,472
Sumo Logic, Inc. (a)(b)	628,340	10,851,432
Telos Corp. (b)	292,427	7,576,784
Tenable Holdings, Inc. (a)	661,846	35,243,300
Upland Software, Inc. (a)	216,604	7,228,075
Varonis Systems, Inc. (a)	771,498	49,946,781
Verint Systems, Inc. (a)	468,218	21,818,959
Veritone, Inc. (a)(b)	208,216	6,227,741
Viant Technology, Inc.	17,665	207,564
VirnetX Holding Corp. (a)(b)	451,008	1,736,381
Vonage Holdings Corp. (a)	1,756,711	28,318,181
Workiva, Inc. (a)	311,567	46,594,845
Xperi Holding Corp.	694,460	12,444,723
Yext, Inc. (a)	824,302	10,377,962
Zix Corp. (a)(b)	413,023	3,498,305
Zuora, Inc. (a)(b)	811,646	17,742,582
		1,402,062,582
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	880,502	24,794,936
Avid Technology, Inc. (a)	262,912	7,529,800
Corsair Gaming, Inc. (a)(b)	205,041	5,013,252
Diebold Nixdorf, Inc. (a)(b)	523,393	4,710,537
Eastman Kodak Co. (a)(b)	384,015	2,607,462
Quantum Corp. (a)	418,010	2,386,837
Super Micro Computer, Inc. (a)	314,881	11,143,639
Turtle Beach Corp. (a)(b)	111,987	3,220,746
		61,407,209

TOTAL INFORMATION TECHNOLOGY		3,130,030,212

MATERIALS - 3.7%
Chemicals - 1.9%
AdvanSix, Inc.	196,424	9,546,206
American Vanguard Corp.	209,540	3,264,633
Amyris, Inc. (a)(b)	1,239,402	18,367,938
Avient Corp.	658,547	35,482,512
Balchem Corp.	232,018	35,519,636
Cabot Corp.	405,567	21,636,999
Chase Corp.	52,800	5,068,800
Danimer Scientific, Inc. (a)(b)	502,607	7,418,479
Ecovyst, Inc.	361,156	4,218,302
Ferro Corp. (a)	585,502	12,307,252
FutureFuel Corp.	119,862	846,226
GCP Applied Technologies, Inc. (a)	357,682	8,087,190
H.B. Fuller Co.	377,132	26,591,577
Hawkins, Inc.	140,251	5,143,004
Ingevity Corp. (a)	288,478	22,475,321
Innospec, Inc.	176,711	16,011,784
Intrepid Potash, Inc. (a)	72,190	3,516,375
Koppers Holdings, Inc. (a)	149,793	5,256,236
Kraton Performance Polymers, Inc. (a)	228,563	10,433,901
Kronos Worldwide, Inc.	138,804	1,808,616
Livent Corp. (a)(b)	1,177,125	33,218,468
Marrone Bio Innovations, Inc. (a)	735,815	644,648
Minerals Technologies, Inc.	241,189	17,109,948
Orion Engineered Carbons SA (a)	435,405	8,185,614
PureCycle Technologies, Inc. (a)(b)	269,375	3,606,931
Quaker Chemical Corp. (b)	97,947	24,079,290
Rayonier Advanced Materials, Inc. (a)	417,864	3,000,264
Sensient Technologies Corp.	304,609	29,120,620
Stepan Co.	154,702	18,567,334
Tredegar Corp.	173,133	2,087,984
Trinseo PLC (b)	281,242	15,766,427
Tronox Holdings PLC	831,802	19,397,623
Valhi, Inc.	14,487	335,519
Zymergen, Inc. (a)(b)	152,522	1,616,733
		429,738,390
Construction Materials - 0.2%
Forterra, Inc. (a)	215,260	5,127,493
Summit Materials, Inc. (a)	862,413	30,745,023
United States Lime & Minerals, Inc.	15,171	1,873,315
		37,745,831
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	223,210	14,437,223
Class B	1,714	111,856
Myers Industries, Inc.	259,709	5,344,811
O-I Glass, Inc. (a)	1,143,874	14,927,556
Pactiv Evergreen, Inc.	310,252	4,315,605
Ranpak Holdings Corp. (A Shares) (a)	274,784	9,469,057
TriMas Corp.	310,339	10,349,806
UFP Technologies, Inc. (a)	49,826	3,083,731
		62,039,645
Metals & Mining - 1.1%
Allegheny Technologies, Inc. (a)	934,858	15,051,214
Arconic Corp. (a)	799,387	23,517,966
Carpenter Technology Corp.	342,514	10,576,832
Century Aluminum Co. (a)(b)	375,505	4,960,421
Coeur d'Alene Mines Corp. (a)(b)	1,865,398	11,807,969
Commercial Metals Co.	870,265	28,005,128
Compass Minerals International, Inc. (b)	247,985	16,267,816
Constellium NV (a)	890,207	16,388,711
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gatos Silver, Inc.	339,151	4,103,727
Haynes International, Inc.	89,531	3,592,879
Hecla Mining Co.	3,867,159	22,352,179
Kaiser Aluminum Corp.	114,668	11,138,850
Materion Corp.	148,059	10,686,899
MP Materials Corp. (a)(b)	530,642	17,962,232
Novagold Resources, Inc. (a)(b)	1,725,195	12,611,175
Olympic Steel, Inc.	67,629	1,823,954
Perpetua Resources Corp. (a)(b)	191,541	911,735
PolyMet Mining Corp. (a)(b)	200,301	671,008
Ryerson Holding Corp.	120,420	3,174,271
Schnitzer Steel Industries, Inc. Class A	186,471	10,032,140
SunCoke Energy, Inc.	591,372	4,269,706
TimkenSteel Corp. (a)(b)	334,201	4,662,104
Warrior Metropolitan Coal, Inc.	372,566	8,930,407
Worthington Industries, Inc.	245,385	13,329,313
		256,828,637
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	123,814	5,179,140
Domtar Corp. (a)	363,193	19,826,706
Glatfelter Corp.	329,133	5,407,655
Neenah, Inc.	111,825	5,651,636
Schweitzer-Mauduit International, Inc.	235,086	8,190,396
Verso Corp.	192,639	4,253,469
		48,509,002

TOTAL MATERIALS		834,861,505

REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Acadia Realty Trust (SBI)	640,471	13,693,270
Agree Realty Corp.	519,824	36,938,693
Alexander & Baldwin, Inc.	533,258	13,080,819
Alexanders, Inc.	16,850	4,697,443
American Assets Trust, Inc.	373,481	14,128,786
American Finance Trust, Inc.	916,589	7,589,357
Apartment Investment & Management Co. Class A	1,099,251	8,332,323
Apple Hospitality (REIT), Inc.	1,577,626	24,784,504
Armada Hoffler Properties, Inc.	466,270	6,392,562
Ashford Hospitality Trust, Inc. (a)(b)	159,630	2,255,572
Braemar Hotels & Resorts, Inc. (a)	401,970	2,042,008
Brandywine Realty Trust (SBI)	1,287,809	17,063,469
Broadstone Net Lease, Inc.	1,135,855	30,202,384
BRT Apartments Corp.	83,217	1,656,018
CareTrust (REIT), Inc.	737,099	15,294,804
CatchMark Timber Trust, Inc.	388,128	3,322,376
Centerspace	106,383	10,770,215
Chatham Lodging Trust (a)	362,290	4,597,460
City Office REIT, Inc.	321,463	6,098,153
Clipper Realty, Inc.	98,319	843,577
Columbia Property Trust, Inc.	840,451	16,111,446
Community Healthcare Trust, Inc.	192,718	9,219,629
CorePoint Lodging, Inc. (a)	291,178	5,019,909
Corporate Office Properties Trust (SBI)	846,213	22,949,297
CTO Realty Growth, Inc. (b)	43,410	2,327,210
DiamondRock Hospitality Co. (a)	1,537,438	13,898,440
Digitalbridge Group, Inc. (a)(b)	3,547,457	23,767,962
Diversified Healthcare Trust (SBI)	1,574,184	5,730,030
Easterly Government Properties, Inc.	675,596	14,207,784
EastGroup Properties, Inc.	298,652	59,067,393
Empire State Realty Trust, Inc.	1,050,524	10,169,072
Equity Commonwealth	866,020	22,455,899
Essential Properties Realty Trust, Inc.	883,203	26,310,617
Farmland Partners, Inc.	221,930	2,494,493
Four Corners Property Trust, Inc.	579,540	16,806,660
Franklin Street Properties Corp.	657,311	2,957,900
Getty Realty Corp.	315,384	10,130,134
Gladstone Commercial Corp.	290,547	6,351,357
Gladstone Land Corp.	221,322	4,900,069
Global Medical REIT, Inc.	498,578	8,266,423
Global Net Lease, Inc.	775,396	12,421,844
Healthcare Realty Trust, Inc.	1,086,844	35,931,063
Hersha Hospitality Trust (a)	252,652	2,256,182
Independence Realty Trust, Inc.	792,186	18,719,355
Indus Realty Trust, Inc.	33,822	2,357,393
Industrial Logistics Properties Trust	501,458	14,085,955
iStar Financial, Inc.	507,592	12,811,622
Kite Realty Group Trust	1,597,770	32,434,731
Lexington Corporate Properties Trust	2,051,089	29,884,367
LTC Properties, Inc.	306,765	9,773,533
Mack-Cali Realty Corp. (a)	649,086	11,806,874
Monmouth Real Estate Investment Corp. Class A	722,398	13,617,202
National Health Investors, Inc.	331,215	17,812,743
National Storage Affiliates Trust	608,678	38,018,028
NETSTREIT Corp.	323,736	7,847,361
NexPoint Residential Trust, Inc.	168,378	11,924,530
Office Properties Income Trust	362,378	9,284,124
One Liberty Properties, Inc.	126,769	3,962,799
Outfront Media, Inc.	1,067,346	26,566,242
Paramount Group, Inc.	1,376,751	11,674,848
Pebblebrook Hotel Trust	955,474	21,459,946
Phillips Edison & Co., Inc.	143,297	4,318,972
Physicians Realty Trust	1,642,678	31,227,309
Piedmont Office Realty Trust, Inc. Class A	933,546	16,579,777
Plymouth Industrial REIT, Inc.	233,876	5,977,871
Postal Realty Trust, Inc.	105,636	2,052,507
Potlatch Corp.	488,445	25,531,020
Preferred Apartment Communities, Inc. Class A	375,087	4,729,847
PS Business Parks, Inc.	151,545	26,929,547
Retail Opportunity Investments Corp.	901,569	16,020,881
Retail Value, Inc.	132,532	829,650
RLJ Lodging Trust	1,217,568	17,557,331
RPT Realty	613,325	8,151,089
Ryman Hospitality Properties, Inc. (a)	392,924	33,610,719
Sabra Health Care REIT, Inc.	1,638,661	23,187,053
Safehold, Inc.	138,763	10,365,596
Saul Centers, Inc.	96,072	4,457,741
Seritage Growth Properties (a)	233,408	3,594,483
Service Properties Trust	1,217,198	13,109,222
SITE Centers Corp.	1,281,879	20,369,057
Stag Industrial, Inc.	1,225,234	53,334,436
Summit Hotel Properties, Inc. (a)	777,759	7,777,590
Sunstone Hotel Investors, Inc. (a)	1,602,568	19,775,689
Tanger Factory Outlet Centers, Inc.	743,796	12,495,773
Terreno Realty Corp.	525,668	38,442,101
The GEO Group, Inc. (b)	967,741	7,916,121
The Macerich Co.	1,553,257	28,098,419
UMH Properties, Inc.	328,309	7,859,717
Uniti Group, Inc.	1,439,574	20,600,304
Universal Health Realty Income Trust (SBI)	91,301	5,201,418
Urban Edge Properties	855,430	14,995,688
Urstadt Biddle Properties, Inc. Class A	229,518	4,507,734
Washington REIT (SBI)	620,501	15,729,700
Whitestone REIT Class B	356,708	3,274,579
Xenia Hotels & Resorts, Inc. (a)	832,434	14,817,325
		1,375,002,525
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)(b)	1,014,430	18,655,368
eXp World Holdings, Inc. (b)	458,480	23,657,568
Fathom Holdings, Inc. (a)(b)	38,991	986,082
Forestar Group, Inc. (a)	134,802	2,638,075
FRP Holdings, Inc. (a)	46,440	2,656,368
Kennedy-Wilson Holdings, Inc.	854,579	19,116,932
Marcus & Millichap, Inc. (a)	171,888	8,095,925
Newmark Group, Inc.	1,085,431	16,151,213
Rafael Holdings, Inc. (a)(b)	75,554	571,188
RE/MAX Holdings, Inc.	139,482	4,436,922
Realogy Holdings Corp. (a)	837,123	14,498,970
Redfin Corp. (a)(b)	748,716	38,439,079
Tejon Ranch Co. (a)	152,514	2,777,280
The RMR Group, Inc.	106,040	3,689,132
The St. Joe Co.	242,774	11,415,233
		167,785,335

TOTAL REAL ESTATE		1,542,787,860

UTILITIES - 2.4%
Electric Utilities - 0.6%
Allete, Inc.	381,692	23,489,326
MGE Energy, Inc.	264,292	20,057,120
Otter Tail Corp.	298,806	18,528,960
PNM Resources, Inc.	631,471	31,415,682
Portland General Electric Co.	653,570	32,227,537
Via Renewables, Inc. Class A, (b)	85,276	950,827
		126,669,452
Gas Utilities - 0.8%
Brookfield Infrastructure Corp. A Shares	388,371	23,550,817
Chesapeake Utilities Corp.	124,805	16,358,191
New Jersey Resources Corp.	697,171	26,360,036
Northwest Natural Holding Co.	221,299	9,978,372
ONE Gas, Inc.	388,856	26,170,009
South Jersey Industries, Inc.	754,258	17,166,912
Southwest Gas Corp.	430,351	29,801,807
Spire, Inc. (b)	367,987	23,094,864
		172,481,008
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	869,426	28,682,364
Class C	20,366	722,586
Ormat Technologies, Inc. (b)	328,259	23,742,973
Sunnova Energy International, Inc. (a)(b)	627,886	27,978,600
		81,126,523
Multi-Utilities - 0.3%
Avista Corp.	504,204	20,072,361
Black Hills Corp.	460,443	30,564,206
NorthWestern Energy Corp.	377,785	21,480,855
Unitil Corp.	114,600	4,784,550
		76,901,972
Water Utilities - 0.4%
American States Water Co.	267,129	24,265,998
Artesian Resources Corp. Class A	57,941	2,330,387
Cadiz, Inc. (a)(b)	181,717	1,103,022
California Water Service Group	376,113	22,897,759
Global Water Resources, Inc.	94,728	1,792,254
Middlesex Water Co.	124,886	13,752,446
Pure Cycle Corp. (a)	161,239	2,529,840
SJW Corp.	199,363	13,142,009
York Water Co.	95,806	4,591,024
		86,404,739

TOTAL UTILITIES		543,583,694

TOTAL COMMON STOCKS
(Cost $16,522,836,125)		22,033,060,058
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (Cost $63,000)(d)	63,000	62,830
	Shares	Value

Money Market Funds - 14.7%
Fidelity Cash Central Fund 0.06% (e)	627,820,567	627,946,131
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	2,716,475,416	2,716,747,064
TOTAL MONEY MARKET FUNDS
(Cost $3,344,675,232)		3,344,693,195
TOTAL INVESTMENT IN SECURITIES - 111.7%
(Cost $19,867,574,357)		25,377,816,083
NET OTHER ASSETS (LIABILITIES) - (11.7)%		(2,660,631,506)
NET ASSETS - 100%		$22,717,184,577

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5,928	Dec. 2021	$680,326,920	$20,343,097	$20,343,097

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$202,920,958	$2,996,113,306	$2,571,088,133	$81,617	$--	$--	$627,946,131	1.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,238,021,415	4,345,853,348	3,867,127,700	6,432,847	--	1	2,716,747,064	7.2%
Total	$2,440,942,373	$7,341,966,654	$6,438,215,833	$6,514,464	$--	$1	$3,344,693,195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$760,760,940	$760,760,940	$--	$--
Consumer Discretionary	2,470,018,914	2,470,018,914	--	--
Consumer Staples	691,010,769	691,010,769	--	--
Energy	1,047,064,121	1,047,064,121	--	--
Financials	3,460,312,274	3,460,312,274	--	--
Health Care	4,300,319,323	4,297,953,186	2,361,821	4,316
Industrials	3,252,310,446	3,252,310,446	--	--
Information Technology	3,130,030,212	3,130,030,212	--	--
Materials	834,861,505	834,861,504	--	1
Real Estate	1,542,787,860	1,542,787,860	--	--
Utilities	543,583,694	543,583,694	--	--
Corporate Bonds	62,830	--	62,830	--
Money Market Funds	3,344,693,195	3,344,693,195	--	--
Total Investments in Securities:	$25,377,816,083	$25,375,387,115	$2,424,651	$4,317
Derivative Instruments:
Assets
Futures Contracts	$20,343,097	$20,343,097	$--	$--
Total Assets	$20,343,097	$20,343,097	$--	$--
Total Derivative Instruments:	$20,343,097	$20,343,097	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$20,343,097	$0
Total Equity Risk	20,343,097	0
Total Value of Derivatives	$20,343,097	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,643,157,041) — See accompanying schedule: Unaffiliated issuers (cost $16,522,899,125)	$22,033,122,888
Fidelity Central Funds (cost $3,344,675,232)	3,344,693,195
Total Investment in Securities (cost $19,867,574,357)		$25,377,816,083
Segregated cash with brokers for derivative instruments		41,741,700
Cash		5,211,302
Receivable for fund shares sold		25,743,367
Dividends receivable		4,870,601
Interest receivable		957
Distributions receivable from Fidelity Central Funds		1,047,358
Receivable for daily variation margin on futures contracts		54,643
Other receivables		32,997
Total assets		25,456,519,008
Liabilities
Payable for investments purchased	$1,201,718
Payable for fund shares redeemed	15,744,580
Accrued management fee	464,125
Deferred dividend income	5,220,873
Collateral on securities loaned	2,716,703,135
Total liabilities		2,739,334,431
Net Assets		$22,717,184,577
Net Assets consist of:
Paid in capital		$16,058,237,008
Total accumulated earnings (loss)		6,658,947,569
Net Assets		$22,717,184,577
Net Asset Value, offering price and redemption price per share ($22,717,184,577 ÷ 778,222,302 shares)		$29.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$113,639,518
Interest		915
Income from Fidelity Central Funds (including $6,432,847 from security lending)		6,514,464
Total income		120,154,897
Expenses
Management fee	$2,686,979
Independent trustees' fees and expenses	32,441
Total expenses before reductions	2,719,420
Expense reductions	(61)
Total expenses after reductions		2,719,359
Net investment income (loss)		117,435,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,240,130,964
Futures contracts	(1,885,282)
Total net realized gain (loss)		1,238,245,682
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(967,749,881)
Fidelity Central Funds	1
Futures contracts	17,312,652
Total change in net unrealized appreciation (depreciation)		(950,437,228)
Net gain (loss)		287,808,454
Net increase (decrease) in net assets resulting from operations		$405,243,992

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,435,538	$160,835,481
Net realized gain (loss)	1,238,245,682	92,878,602
Change in net unrealized appreciation (depreciation)	(950,437,228)	7,654,220,397
Net increase (decrease) in net assets resulting from operations	405,243,992	7,907,934,480
Distributions to shareholders	(51,248,406)	(149,090,960)
Share transactions
Proceeds from sales of shares	4,916,032,914	8,754,671,056
Reinvestment of distributions	48,798,910	143,821,664
Cost of shares redeemed	(3,817,006,006)	(5,369,268,250)
Net increase (decrease) in net assets resulting from share transactions	1,147,825,818	3,529,224,470
Total increase (decrease) in net assets	1,501,821,404	11,288,067,990
Net Assets
Beginning of period	21,215,363,173	9,927,295,183
End of period	$22,717,184,577	$21,215,363,173
Other Information
Shares
Sold	171,841,127	373,282,279
Issued in reinvestment of distributions	1,685,045	6,215,163
Redeemed	(133,244,916)	(239,596,382)
Net increase (decrease)	40,281,256	139,901,060

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.75	$16.60	$20.43	$20.49	$19.03	$15.48
Income from Investment Operations
Net investment income (loss)A	.15	.25	.27	.27	.28	.25
Net realized and unrealized gain (loss)	.36	12.13	(3.48)	.60	1.93	3.72
Total from investment operations	.51	12.38	(3.21)	.87	2.21	3.97
Distributions from net investment income	(.06)	(.23)	(.28)	(.23)	(.23)	(.23)
Distributions from net realized gain	(.01)	–	(.35)	(.70)	(.51)	(.19)
Total distributions	(.07)	(.23)	(.62)B	(.93)	(.75)B	(.42)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$29.19	$28.75	$16.60	$20.43	$20.49	$19.03
Total ReturnD,E	1.77%	74.95%	(16.27)%	4.74%	11.73%	25.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H,I	.03%	.03%	.03%	.04%	.05%
Expenses net of fee waivers, if any	.02%H,I	.03%	.03%	.03%	.04%	.04%
Expenses net of all reductions	.02%H,I	.03%	.03%	.03%	.04%	.04%
Net investment income (loss)	1.08%H	1.09%	1.42%	1.37%	1.38%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$22,717,185	$21,215,363	$9,927,295	$8,564,571	$353,568	$169,906
Portfolio turnover rateJ	34%H,K	19%	17%	18%	14%K	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. For Fidelity Small Cap Index Fund, a non-recurring dividend with a payable date of October 29, 2021 and an ex-date of November 1, 2021 is presented in the Statement of Assets and Liabilities as "Deferred dividend income". Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid Cap Index Fund	$74,875

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$18,081,720,044	$8,460,267,689	$(793,356,883)	$7,666,910,806
Fidelity Small Cap Index Fund	20,091,200,907	6,788,555,008	(1,481,596,735)	5,306,958,273

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	3,625,806,133	1,956,021,060
Fidelity Small Cap Index Fund	5,545,938,713	3,636,864,781

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	5,630,278	102,053,673	178,817,642
Fidelity Small Cap Index Fund	31,228,555	585,506,698	907,274,643

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid Cap Index Fund	14,198,868	357,669,486

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2022.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Mid Cap Index Fund	Borrower	$64,524,333.32%
Fidelity Small Cap Index Fund	Borrower	$69,632,000.33%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Index Fund	$93,830	$4,423	$321,446
Fidelity Small Cap Index Fund	$666,906	$248,731	$33,953,477

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Index Fund	$11
Fidelity Small Cap Index Fund	61

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Mid Cap Index Fund	.02%
Actual		$1,000.00	$1,073.20	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10
Fidelity Small Cap Index Fund	.02%
Actual		$1,000.00	$1,017.70	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Index Fund
Fidelity Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board due to the fact that each fund's peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Mid Cap Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.12% to 0.04%; (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.04% to 0.035%; and (iii) effective August 1, 2018, the fund's management fee rate was further reduced from 0.035% to 0.025%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016, 2017, and 2018, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

At its July 2021 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective August 1, 2021) that lowered the sub-advisory fee rate that FMR pays to Geode.

Fidelity Small Cap Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.15% to 0.04%; (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.04% to 0.035%; and (iii) effective August 1, 2018, the fund's management fee rate was further reduced from 0.035% to 0.025%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016, 2017, and 2018, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

At its July 2021 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective August 1, 2021) that lowered the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that each fund's total expense ratio ranked below its respective similar sales load structure group competitive median and below its respective ASPG competitive median for 2020.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

MCX-I-SCX-I-SANN-1221
1.929323.110

Fidelity® Large Cap Growth Index Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Microsoft Corp.	10.7
Apple, Inc.	10.1
Amazon.com, Inc.	6.3
Tesla, Inc.	3.8
Meta Platforms, Inc. Class A	3.3
Alphabet, Inc. Class A	3.3
Alphabet, Inc. Class C	3.1
NVIDIA Corp.	2.6
The Home Depot, Inc.	1.7
Visa, Inc. Class A	1.5
46.4

Top Market Sectors as of October 31, 2021

% of fund's net assets
Information Technology	44.7
Consumer Discretionary	18.8
Communication Services	12.3
Health Care	8.8
Industrials	5.9
Consumer Staples	3.7
Financials	2.5
Real Estate	1.6
Materials	1.0
Energy	0.3

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.2%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 12.3%
Entertainment - 1.8%
Live Nation Entertainment, Inc. (a)	21,122	$2,136,490
Madison Square Garden Sports Corp. (a)	2,964	561,708
Netflix, Inc. (a)	177,225	122,340,190
Playtika Holding Corp. (b)	42,470	1,201,052
Roku, Inc. Class A (a)	47,736	14,554,706
Skillz, Inc. (a)(b)	120,400	1,346,072
Spotify Technology SA (a)	56,024	16,213,346
Take-Two Interactive Software, Inc. (a)	9,399	1,701,219
The Walt Disney Co. (a)	37,997	6,424,153
World Wrestling Entertainment, Inc. Class A (b)	15,713	959,907
Zynga, Inc. (a)	194,394	1,434,628
		168,873,471
Interactive Media & Services - 10.1%
Alphabet, Inc.:
Class A (a)	106,325	314,819,819
Class C (a)	99,092	293,848,408
Match Group, Inc. (a)	113,288	17,081,565
Meta Platforms, Inc. Class A (a)	982,100	317,778,097
Pinterest, Inc. Class A (a)	227,338	10,148,368
TripAdvisor, Inc. (a)(b)	24,660	813,040
Twitter, Inc. (a)	33,664	1,802,371
Vimeo, Inc. (a)	54,084	1,824,253
Zillow Group, Inc.:
Class A (a)	24,629	2,603,778
Class C (a)(b)	69,122	7,163,113
		967,882,812
Media - 0.4%
Altice U.S.A., Inc. Class A (a)	61,180	997,234
Cable One, Inc.	1,171	2,003,827
Charter Communications, Inc. Class A (a)	49,777	33,594,000
Nexstar Broadcasting Group, Inc. Class A	1,139	170,770
		36,765,831

TOTAL COMMUNICATION SERVICES		1,173,522,114

CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.0%
Aptiv PLC (a)	20,258	3,502,406
QuantumScape Corp. Class A (a)(b)	60,052	1,737,905
		5,240,311
Automobiles - 3.8%
Tesla, Inc. (a)	327,166	364,462,924
Thor Industries, Inc.	8,857	903,060
		365,365,984
Distributors - 0.1%
Pool Corp.	15,956	8,219,893
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	19,872	3,298,752
Chegg, Inc. (a)	44,619	2,652,153
Frontdoor, Inc. (a)	23,957	893,117
H&R Block, Inc.	58,674	1,353,609
Mister Car Wash, Inc.	13,706	251,368
		8,448,999
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc. (a)	16,819	40,715,099
Boyd Gaming Corp. (a)	7,210	459,854
Caesars Entertainment, Inc. (a)	51,907	5,681,740
Chipotle Mexican Grill, Inc. (a)	11,504	20,465,961
Choice Hotels International, Inc.	14,309	2,012,132
Churchill Downs, Inc.	15,108	3,474,840
Darden Restaurants, Inc.	36,200	5,217,868
Domino's Pizza, Inc.	10,234	5,004,119
DraftKings, Inc. Class A (a)(b)	124,483	5,799,663
Expedia, Inc. (a)	59,444	9,773,188
Hilton Worldwide Holdings, Inc. (a)	75,258	10,833,389
Las Vegas Sands Corp. (a)	135,616	5,263,257
Marriott International, Inc. Class A (a)	111,533	17,847,511
McDonald's Corp.	54,542	13,392,788
Penn National Gaming, Inc. (a)	4,262	305,159
Planet Fitness, Inc. (a)	23,428	1,863,697
Six Flags Entertainment Corp. (a)	12,114	498,249
Starbucks Corp.	483,504	51,285,269
Travel+Leisure Co.	23,035	1,251,722
Vail Resorts, Inc.	16,359	5,639,111
Wendy's Co.	72,845	1,624,444
Wyndham Hotels & Resorts, Inc.	23,774	2,008,190
Wynn Resorts Ltd. (a)	43,317	3,889,867
Yum China Holdings, Inc.	13,454	767,954
Yum! Brands, Inc.	10,366	1,295,128
		216,370,199
Household Durables - 0.2%
D.R. Horton, Inc.	56,338	5,029,293
NVR, Inc. (a)	886	4,336,793
PulteGroup, Inc.	30,761	1,478,989
Tempur Sealy International, Inc.	74,582	3,316,662
Toll Brothers, Inc.	18,601	1,119,222
TopBuild Corp. (a)	11,198	2,877,550
		18,158,509
Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc. (a)	178,109	600,660,135
Doordash, Inc.	52,004	10,130,379
eBay, Inc.	266,562	20,450,637
Etsy, Inc. (a)	51,913	13,014,070
Wayfair LLC Class A (a)(b)	17,142	4,270,072
		648,525,293
Leisure Products - 0.2%
Brunswick Corp.	4,138	385,206
Mattel, Inc. (a)	142,902	3,116,693
Peloton Interactive, Inc. Class A (a)	108,235	9,897,008
Polaris, Inc.	16,195	1,861,615
YETI Holdings, Inc. (a)	35,054	3,446,860
		18,707,382
Multiline Retail - 0.4%
Dollar General Corp.	41,474	9,187,320
Nordstrom, Inc. (a)(b)	38,084	1,094,153
Target Corp.	91,389	23,726,412
		34,007,885
Specialty Retail - 3.7%
AutoZone, Inc. (a)	1,887	3,367,993
Bath & Body Works, Inc.	57,689	3,985,733
Best Buy Co., Inc.	23,584	2,882,908
Burlington Stores, Inc. (a)	25,621	7,078,826
CarMax, Inc. (a)	5,766	789,481
Carvana Co. Class A (a)(b)	31,609	9,583,217
Five Below, Inc. (a)	22,582	4,455,429
Floor & Decor Holdings, Inc. Class A (a)	41,708	5,668,951
GameStop Corp. Class A (a)(b)	26,318	4,829,616
Leslie's, Inc. (b)	48,160	995,949
Lithia Motors, Inc. Class A (sub. vtg.)	1,100	351,142
Lowe's Companies, Inc.	290,262	67,869,061
O'Reilly Automotive, Inc. (a)	8,523	5,304,033
Petco Health & Wellness Co., Inc. (b)	1,655	40,928
RH (a)	7,032	4,638,518
Ross Stores, Inc.	143,613	16,256,992
The Home Depot, Inc.	436,362	162,213,210
TJX Companies, Inc.	494,806	32,404,845
Tractor Supply Co.	47,130	10,235,222
Ulta Beauty, Inc. (a)	21,802	8,009,183
Victoria's Secret & Co. (a)	18,269	922,036
Vroom, Inc. (a)(b)	11,722	224,242
Williams-Sonoma, Inc.	23,327	4,332,524
		356,440,039
Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co.	988	102,594
Deckers Outdoor Corp. (a)	1,522	601,662
Hanesbrands, Inc.	84,832	1,445,537
lululemon athletica, Inc. (a)	46,760	21,790,628
NIKE, Inc. Class B	508,391	85,048,730
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,048	279,478
Tapestry, Inc.	11,504	448,426
VF Corp.	85,387	6,223,005
		115,940,060

TOTAL CONSUMER DISCRETIONARY		1,795,424,554

CONSUMER STAPLES - 3.7%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	3,832	1,887,183
Brown-Forman Corp.:
Class A	9,419	603,099
Class B (non-vtg.)	37,178	2,524,014
Monster Beverage Corp. (a)	141,308	12,011,180
PepsiCo, Inc.	470,540	76,039,264
The Coca-Cola Co.	1,124,741	63,401,650
		156,466,390
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	169,616	83,373,049
Sysco Corp.	199,880	15,370,772
		98,743,821
Food Products - 0.2%
Beyond Meat, Inc. (a)(b)	20,657	2,044,630
Darling Ingredients, Inc. (a)	3,513	296,919
Freshpet, Inc. (a)	16,748	2,611,181
Kellogg Co.	45,826	2,809,134
Lamb Weston Holdings, Inc.	17,666	997,246
Pilgrim's Pride Corp. (a)	7,923	223,112
The Hershey Co.	51,442	9,020,355
		18,002,577
Household Products - 0.3%
Church & Dwight Co., Inc.	5,368	468,948
Colgate-Palmolive Co.	181,523	13,830,237
Kimberly-Clark Corp.	69,544	9,005,253
The Clorox Co.	40,813	6,652,927
		29,957,365
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	93,893	30,452,317
Herbalife Nutrition Ltd. (a)	7,166	332,502
		30,784,819
Tobacco - 0.2%
Altria Group, Inc.	422,421	18,632,990

TOTAL CONSUMER STAPLES		352,587,962

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Halliburton Co.	19,401	484,831
Oil, Gas & Consumable Fuels - 0.3%
Cheniere Energy, Inc.	96,028	9,929,295
Continental Resources, Inc.	2,698	131,689
Coterra Energy, Inc.	52,081	1,110,367
Diamondback Energy, Inc.	35,099	3,762,262
EOG Resources, Inc.	28,485	2,633,723
Hess Corp.	7,711	636,697
New Fortress Energy, Inc.	10,807	324,210
Occidental Petroleum Corp.	43,894	1,471,766
Pioneer Natural Resources Co.	39,474	7,380,849
Texas Pacific Land Corp. (b)	2,413	3,073,366
		30,454,224

TOTAL ENERGY		30,939,055

FINANCIALS - 2.5%
Banks - 0.0%
Citizens Financial Group, Inc.	30,769	1,457,835
Sterling Bancorp	6,273	159,648
Synovus Financial Corp.	4,342	202,294
Western Alliance Bancorp.	21,749	2,524,841
		4,344,618
Capital Markets - 1.7%
Ameriprise Financial, Inc.	26,061	7,873,810
Apollo Global Management LLC Class A	74,293	5,716,846
Ares Management Corp.	49,535	4,197,596
Blackstone, Inc.	279,349	38,667,489
FactSet Research Systems, Inc.	13,378	5,938,360
Goldman Sachs Group, Inc.	7,450	3,079,458
LPL Financial	32,626	5,351,317
MarketAxess Holdings, Inc.	15,314	6,258,372
Moody's Corp.	63,100	25,501,865
Morningstar, Inc.	8,697	2,754,775
MSCI, Inc.	23,310	15,498,353
Raymond James Financial, Inc.	3,819	376,515
S&P Global, Inc.	69,933	33,159,431
T. Rowe Price Group, Inc.	30,576	6,631,323
		161,005,510
Consumer Finance - 0.5%
American Express Co.	168,198	29,229,448
Credit Acceptance Corp. (a)(b)	269	160,918
Discover Financial Services	67,488	7,647,740
Synchrony Financial	43,664	2,028,193
Upstart Holdings, Inc.	18,479	5,950,977
		45,017,276
Insurance - 0.3%
Alleghany Corp. (a)	602	392,131
Aon PLC	54,059	17,294,555
Arch Capital Group Ltd. (a)	37,272	1,558,715
Brown & Brown, Inc.	5,538	349,503
Erie Indemnity Co. Class A	7,102	1,461,663
Everest Re Group Ltd.	3,680	962,320
GoHealth, Inc. (a)	17,552	94,781
Lemonade, Inc. (a)(b)	1,706	106,045
Lincoln National Corp.	11,645	840,187
Markel Corp. (a)	923	1,212,019
Marsh & McLennan Companies, Inc.	24,592	4,101,946
RenaissanceRe Holdings Ltd.	8,425	1,194,665
		29,568,530
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	56,554	932,010
UWM Holdings Corp. Class A (b)	17,878	121,570
		1,053,580

TOTAL FINANCIALS		240,989,514

HEALTH CARE - 8.8%
Biotechnology - 2.6%
AbbVie, Inc.	724,971	83,132,425
Acceleron Pharma, Inc. (a)	21,620	3,765,772
Alnylam Pharmaceuticals, Inc. (a)	48,606	7,755,573
Amgen, Inc.	191,823	39,701,606
CureVac NV (a)(b)	21,720	870,320
Exact Sciences Corp. (a)	64,736	6,164,162
Exelixis, Inc. (a)	108,796	2,340,202
Horizon Therapeutics PLC (a)	16,693	2,001,658
Incyte Corp. (a)	64,816	4,341,376
Ionis Pharmaceuticals, Inc. (a)	52,814	1,683,182
Iovance Biotherapeutics, Inc. (a)	18,198	442,393
Mirati Therapeutics, Inc. (a)	13,436	2,539,673
Moderna, Inc. (a)	138,807	47,917,564
Natera, Inc. (a)	31,877	3,652,148
Neurocrine Biosciences, Inc. (a)	38,331	4,040,471
Novavax, Inc. (a)(b)	30,267	4,504,638
Regeneron Pharmaceuticals, Inc. (a)	4,406	2,819,576
Repligen Corp. (a)	21,129	6,137,975
Sarepta Therapeutics, Inc. (a)	33,700	2,666,681
Seagen, Inc. (a)	48,838	8,611,605
Ultragenyx Pharmaceutical, Inc. (a)	19,604	1,645,168
Vertex Pharmaceuticals, Inc. (a)	42,515	7,862,299
		244,596,467
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	356,374	45,933,045
Abiomed, Inc. (a)	18,165	6,031,507
Align Technology, Inc. (a)	32,278	20,153,415
Danaher Corp.	13,528	4,217,625
DexCom, Inc. (a)	39,523	24,631,129
Edwards Lifesciences Corp. (a)	253,482	30,372,213
Figs, Inc. Class A (a)(b)	3,823	128,491
Globus Medical, Inc. (a)	1,666	128,565
IDEXX Laboratories, Inc. (a)	34,693	23,110,395
Insulet Corp. (a)	27,101	8,401,852
Intuitive Surgical, Inc. (a)	145,373	52,498,551
Masimo Corp. (a)	14,869	4,215,956
Novocure Ltd. (a)	41,954	4,303,222
Penumbra, Inc. (a)	13,843	3,828,282
ResMed, Inc.	53,088	13,957,366
STERIS PLC	4,772	1,115,407
Stryker Corp.	61,081	16,251,822
Tandem Diabetes Care, Inc. (a)	23,515	3,205,800
Teleflex, Inc.	3,383	1,207,528
West Pharmaceutical Services, Inc.	30,126	12,950,565
		276,642,736
Health Care Providers & Services - 0.6%
agilon health, Inc. (a)	26,109	639,671
Amedisys, Inc. (a)	11,648	1,972,472
Cardinal Health, Inc.	70,400	3,365,824
Chemed Corp.	1,666	803,429
DaVita HealthCare Partners, Inc. (a)	19,900	2,054,476
Encompass Health Corp.	22,864	1,453,236
Guardant Health, Inc. (a)(b)	36,808	4,298,806
HCA Holdings, Inc.	103,354	25,886,043
McKesson Corp.	9,173	1,906,883
Molina Healthcare, Inc. (a)	3,584	1,059,860
Oak Street Health, Inc. (a)(b)	36,243	1,711,757
UnitedHealth Group, Inc.	26,634	12,264,158
		57,416,615
Health Care Technology - 0.2%
Certara, Inc.	19,295	797,076
Veeva Systems, Inc. Class A (a)	56,162	17,803,916
		18,600,992
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	34,278	5,528,013
Adaptive Biotechnologies Corp. (a)	39,648	1,324,640
Agilent Technologies, Inc.	111,769	17,602,500
Avantor, Inc. (a)	237,642	9,595,984
Bio-Techne Corp.	15,866	8,308,231
Bruker Corp.	41,931	3,367,059
Charles River Laboratories International, Inc. (a)	19,137	8,586,389
Illumina, Inc. (a)	59,843	24,838,436
IQVIA Holdings, Inc. (a)	38,628	10,098,132
Maravai LifeSciences Holdings, Inc.	41,528	1,756,219
Mettler-Toledo International, Inc. (a)	9,409	13,933,600
PPD, Inc. (a)	26,776	1,263,024
Sotera Health Co.	40,634	1,003,660
Syneos Health, Inc. (a)	5,392	503,289
Thermo Fisher Scientific, Inc.	14,510	9,185,846
Waters Corp. (a)	23,307	8,566,488
		125,461,510
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	15,683	2,162,058
Eli Lilly & Co.	274,781	70,003,208
Royalty Pharma PLC	78,937	3,120,380
Zoetis, Inc. Class A	184,676	39,926,951
		115,212,597

TOTAL HEALTH CARE		837,930,917

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)	26,589	4,784,956
BWX Technologies, Inc.	29,246	1,659,418
HEICO Corp.	6,044	842,473
HEICO Corp. Class A	10,188	1,280,428
Howmet Aerospace, Inc.	11,739	348,531
Lockheed Martin Corp.	88,829	29,519,653
Northrop Grumman Corp.	5,398	1,928,274
Spirit AeroSystems Holdings, Inc. Class A	12,522	517,033
TransDigm Group, Inc. (a)	6,106	3,809,045
Virgin Galactic Holdings, Inc. (a)(b)	67,244	1,260,825
		45,950,636
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	10,637	1,031,683
Expeditors International of Washington, Inc.	50,278	6,197,266
FedEx Corp.	43,764	10,307,735
GXO Logistics, Inc. (a)	34,003	3,019,466
United Parcel Service, Inc. Class B	296,974	63,395,040
		83,951,190
Airlines - 0.1%
Delta Air Lines, Inc. (a)	262,038	10,253,547
Building Products - 0.4%
Advanced Drain Systems, Inc.	24,786	2,795,861
Allegion PLC	28,009	3,593,555
Armstrong World Industries, Inc.	9,389	991,948
Carlisle Companies, Inc.	8,043	1,792,946
Carrier Global Corp.	166,873	8,715,777
Fortune Brands Home & Security, Inc.	14,409	1,461,073
The AZEK Co., Inc. (a)	25,150	922,754
Trane Technologies PLC	47,668	8,624,571
Trex Co., Inc. (a)	47,425	5,046,020
		33,944,505
Commercial Services & Supplies - 0.4%
Cintas Corp.	33,559	14,534,403
Copart, Inc. (a)	85,699	13,308,198
IAA, Inc. (a)	55,289	3,297,989
MSA Safety, Inc.	4,303	658,488
Rollins, Inc.	86,304	3,040,490
Waste Management, Inc.	27,525	4,410,331
		39,249,899
Electrical Equipment - 0.4%
Generac Holdings, Inc. (a)	25,140	12,533,798
Plug Power, Inc. (a)(b)	209,735	8,026,558
Regal Rexnord Corp.	5,790	881,991
Rockwell Automation, Inc.	28,891	9,227,785
Vertiv Holdings Co.	115,274	2,960,236
		33,630,368
Industrial Conglomerates - 0.2%
3M Co.	34,671	6,195,014
Honeywell International, Inc.	61,599	13,466,773
		19,661,787
Machinery - 1.3%
AGCO Corp.	2,487	303,936
Allison Transmission Holdings, Inc.	32,640	1,088,870
Caterpillar, Inc.	193,829	39,543,054
Deere & Co.	115,679	39,598,078
Donaldson Co., Inc.	6,275	376,563
Graco, Inc.	42,737	3,212,968
Illinois Tool Works, Inc.	115,764	26,379,143
Lincoln Electric Holdings, Inc.	23,544	3,352,666
Middleby Corp. (a)	6,779	1,236,761
Nordson Corp.	4,060	1,032,093
Parker Hannifin Corp.	8,768	2,600,501
Toro Co.	41,662	3,977,471
Xylem, Inc.	48,363	6,315,724
		129,017,828
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	54,611	4,743,511
CoStar Group, Inc. (a)	124,623	10,723,809
Equifax, Inc.	18,973	5,263,679
LegalZoom.com, Inc.	4,488	125,844
Robert Half International, Inc.	39,482	4,464,230
TransUnion Holding Co., Inc.	53,591	6,178,506
Verisk Analytics, Inc.	41,455	8,716,743
		40,216,322
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	30,601	6,034,211
Kansas City Southern	9,920	3,077,680
Landstar System, Inc.	13,919	2,447,099
Lyft, Inc. (a)	117,067	5,369,863
Old Dominion Freight Lines, Inc.	38,590	13,172,697
TuSimple Holdings, Inc. (a)(b)	1,512	59,149
Uber Technologies, Inc. (a)	566,693	24,832,487
Union Pacific Corp.	169,118	40,825,085
XPO Logistics, Inc. (a)	34,012	2,918,230
		98,736,501
Trading Companies & Distributors - 0.3%
Core & Main, Inc.	7,204	197,101
Fastenal Co.	208,663	11,910,484
SiteOne Landscape Supply, Inc. (a)	9,389	2,206,039
United Rentals, Inc. (a)	10,290	3,901,042
W.W. Grainger, Inc.	15,813	7,323,158
		25,537,824

TOTAL INDUSTRIALS		560,150,407

INFORMATION TECHNOLOGY - 44.7%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	22,066	9,040,220
CommScope Holding Co., Inc. (a)	82,031	878,552
Ubiquiti, Inc.	2,398	732,661
		10,651,433
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	170,197	13,066,024
CDW Corp.	56,258	10,500,556
Cognex Corp.	70,077	6,138,044
Coherent, Inc. (a)	9,000	2,289,600
Corning, Inc.	105,492	3,752,350
IPG Photonics Corp. (a)	1,102	175,229
Jabil, Inc.	46,121	2,765,415
Keysight Technologies, Inc. (a)	33,358	6,005,107
Vontier Corp.	37,398	1,265,174
Zebra Technologies Corp. Class A (a)	21,822	11,651,857
		57,609,356
IT Services - 7.2%
Accenture PLC Class A	209,805	75,275,936
Automatic Data Processing, Inc.	160,550	36,041,870
Broadridge Financial Solutions, Inc.	43,041	7,678,945
Cloudflare, Inc. (a)	99,872	19,447,076
EPAM Systems, Inc. (a)	22,057	14,849,655
Euronet Worldwide, Inc. (a)	14,656	1,644,257
Fiserv, Inc. (a)	16,648	1,639,662
FleetCor Technologies, Inc. (a)	7,670	1,897,635
Gartner, Inc. (a)	33,351	11,069,530
Genpact Ltd.	3,703	182,743
Globant SA (a)	16,566	5,287,702
GoDaddy, Inc. (a)	7,022	485,712
Jack Henry & Associates, Inc.	7,881	1,312,029
MasterCard, Inc. Class A	359,058	120,471,140
MongoDB, Inc. Class A (a)	25,402	13,241,809
Okta, Inc. (a)	50,917	12,585,664
Paychex, Inc.	115,140	14,194,459
PayPal Holdings, Inc. (a)	482,185	112,151,409
Sabre Corp. (a)(b)	129,747	1,346,774
Shift4 Payments, Inc. (a)(b)	17,554	1,108,184
Snowflake Computing, Inc. (a)	75,510	26,718,458
Square, Inc. (a)	162,442	41,341,489
StoneCo Ltd. Class A (a)	84,414	2,858,258
Switch, Inc. Class A	46,852	1,184,419
The Western Union Co.	41,380	753,944
Twilio, Inc. Class A (a)	19,188	5,590,616
Visa, Inc. Class A	694,608	147,097,136
WEX, Inc. (a)	12,305	1,842,059
Wix.com Ltd. (a)	21,853	4,063,784
		683,362,354
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	496,615	59,708,021
Allegro MicroSystems LLC (a)	16,414	547,571
Analog Devices, Inc.	87,676	15,210,909
Applied Materials, Inc.	375,633	51,330,249
Broadcom, Inc.	163,806	87,090,736
Brooks Automation, Inc.	24,752	2,882,370
Enphase Energy, Inc. (a)	54,059	12,521,686
Entegris, Inc.	55,176	7,767,677
KLA Corp.	62,886	23,441,385
Lam Research Corp.	58,446	32,938,412
Microchip Technology, Inc.	185,792	13,765,329
Micron Technology, Inc.	63,451	4,384,464
MKS Instruments, Inc.	19,126	2,869,856
Monolithic Power Systems, Inc.	18,370	9,652,700
NVIDIA Corp.	981,729	250,998,653
NXP Semiconductors NV	33,370	6,702,698
ON Semiconductor Corp. (a)	93,894	4,513,485
Qualcomm, Inc.	462,891	61,583,019
Skyworks Solutions, Inc.	31,913	5,333,620
Teradyne, Inc.	68,125	9,417,600
Texas Instruments, Inc.	234,979	44,053,863
Universal Display Corp.	17,739	3,249,785
Xilinx, Inc.	100,834	18,150,120
		728,114,208
Software - 18.9%
Adobe, Inc. (a)	195,918	127,417,230
Alteryx, Inc. Class A (a)	24,034	1,759,048
Anaplan, Inc. (a)	57,556	3,753,227
ANSYS, Inc. (a)	14,853	5,637,902
Aspen Technology, Inc. (a)	27,834	4,361,309
Atlassian Corp. PLC (a)	55,879	25,599,846
Autodesk, Inc. (a)	90,331	28,690,029
Avalara, Inc. (a)	34,721	6,237,280
Bentley Systems, Inc. Class B (b)	56,550	3,344,933
Bill.Com Holdings, Inc. (a)	32,375	9,528,286
C3.Ai, Inc. (b)	3,644	164,417
Cadence Design Systems, Inc. (a)	112,666	19,503,611
CDK Global, Inc.	7,676	334,060
Citrix Systems, Inc.	18,027	1,707,698
Coupa Software, Inc. (a)	29,994	6,829,634
Crowdstrike Holdings, Inc. (a)	80,800	22,769,440
Datadog, Inc. Class A (a)	95,200	15,903,160
DocuSign, Inc. (a)	78,199	21,762,000
DoubleVerify Holdings, Inc. (a)	6,302	249,118
Dropbox, Inc. Class A (a)	124,927	3,809,024
Duck Creek Technologies, Inc. (a)	6,507	204,971
Dynatrace, Inc. (a)	75,876	5,690,700
Elastic NV (a)	28,533	4,950,761
Everbridge, Inc. (a)(b)	15,742	2,507,858
Fair Isaac Corp. (a)	11,281	4,492,094
Five9, Inc. (a)	27,375	4,325,524
Fortinet, Inc. (a)	54,895	18,463,384
HubSpot, Inc. (a)	18,267	14,800,471
Intuit, Inc.	104,721	65,554,299
Jamf Holding Corp. (a)(b)	18,320	872,948
Mandiant, Inc. (a)	28,178	491,424
Manhattan Associates, Inc. (a)	13,849	2,514,147
McAfee Corp.	21,303	455,245
Microsoft Corp.	3,092,591	1,025,565,026
nCino, Inc. (a)(b)	22,941	1,666,893
NCR Corp. (a)	17,797	703,693
New Relic, Inc. (a)	21,088	1,711,502
NortonLifeLock, Inc.	59,559	1,515,777
Nuance Communications, Inc. (a)	44,443	2,446,587
Nutanix, Inc. Class A (a)	78,936	2,708,294
Oracle Corp.	644,608	61,843,692
Palantir Technologies, Inc. (a)	665,967	17,235,226
Palo Alto Networks, Inc. (a)	39,072	19,891,164
Paycom Software, Inc. (a)	20,784	11,386,514
Paycor HCM, Inc.	9,616	311,943
Paylocity Holding Corp. (a)	15,359	4,686,645
Pegasystems, Inc.	15,821	1,878,269
Procore Technologies, Inc. (a)	3,032	277,276
PTC, Inc. (a)	43,199	5,501,393
RingCentral, Inc. (a)	32,940	8,030,113
Salesforce.com, Inc. (a)	72,829	21,826,123
ServiceNow, Inc. (a)	80,870	56,427,851
Smartsheet, Inc. (a)	49,238	3,397,914
Splunk, Inc. (a)	67,162	11,069,641
Synopsys, Inc. (a)	39,437	13,139,620
Teradata Corp. (a)	38,181	2,159,517
The Trade Desk, Inc. (a)	175,640	13,157,192
Tyler Technologies, Inc. (a)	14,290	7,762,614
Unity Software, Inc. (a)(b)	61,005	9,230,667
VMware, Inc. Class A (a)	12,195	1,849,982
Workday, Inc. Class A (a)	77,019	22,333,970
Zendesk, Inc. (a)	48,774	4,965,193
Zoom Video Communications, Inc. Class A (a)	87,569	24,050,826
Zscaler, Inc. (a)	31,683	10,102,441
		1,803,518,636
Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	6,442,680	965,113,464
Dell Technologies, Inc. (a)	54,117	5,952,329
HP, Inc.	171,014	5,186,855
NetApp, Inc.	60,471	5,400,060
Pure Storage, Inc. Class A (a)	102,384	2,750,034
		984,402,742

TOTAL INFORMATION TECHNOLOGY		4,267,658,729

MATERIALS - 1.0%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (a)	14,932	465,729
Celanese Corp. Class A	16,605	2,681,874
Diversey Holdings Ltd. (a)	15,594	271,336
Dow, Inc.	22,033	1,233,187
Ecolab, Inc.	89,934	19,985,133
FMC Corp.	13,332	1,213,345
LyondellBasell Industries NV Class A	13,227	1,227,730
Olin Corp.	4,549	259,202
PPG Industries, Inc.	40,963	6,577,429
RPM International, Inc.	30,577	2,666,314
Sherwin-Williams Co.	100,048	31,676,197
The Chemours Co. LLC	34,658	971,117
The Scotts Miracle-Gro Co. Class A	16,831	2,498,730
Westlake Chemical Corp.	2,727	265,446
		71,992,769
Containers & Packaging - 0.1%
Avery Dennison Corp.	18,010	3,921,137
Ball Corp.	39,016	3,569,184
Crown Holdings, Inc.	6,353	660,648
Graphic Packaging Holding Co.	32,545	648,622
Sealed Air Corp.	33,353	1,978,500
		10,778,091
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	175,818	6,631,855
Southern Copper Corp.	31,549	1,892,625
Steel Dynamics, Inc.	14,852	981,420
		9,505,900
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,780	163,825

TOTAL MATERIALS		92,440,585

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	185,188	52,217,460
CoreSite Realty Corp.	14,063	2,003,415
Crown Castle International Corp.	176,754	31,868,746
Equinix, Inc.	26,030	21,788,932
Equity Lifestyle Properties, Inc.	37,595	3,177,153
Extra Space Storage, Inc.	4,771	941,652
Iron Mountain, Inc.	82,671	3,773,104
Lamar Advertising Co. Class A	30,863	3,493,692
Public Storage	47,224	15,686,868
SBA Communications Corp. Class A	7,426	2,564,421
Simon Property Group, Inc.	116,207	17,033,622
		154,549,065
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	7,271	756,766
Opendoor Technologies, Inc. (a)(b)	36,941	875,871
		1,632,637

TOTAL REAL ESTATE		156,181,702

UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	45,406	1,811,245
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	13,116	543,134

TOTAL UTILITIES		2,354,379

TOTAL COMMON STOCKS
(Cost $5,768,737,705)		9,510,179,918

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.06% (c)	27,409,097	27,414,578
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	62,584,368	62,590,626
TOTAL MONEY MARKET FUNDS
(Cost $90,005,204)		90,005,204
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $5,858,742,909)		9,600,185,122
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(53,072,140)
NET ASSETS - 100%		$9,547,112,982

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	83	Dec. 2021	$26,291,910	$1,549,103	$1,549,103
CME E-mini S&P 500 Index Contracts (United States)	35	Dec. 2021	8,044,750	382,917	382,917
TOTAL FUTURES CONTRACTS					$1,932,020

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$40,923,061	$1,239,254,905	$1,252,763,388	$10,409	$--	$--	$27,414,578	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	56,797,224	320,727,535	314,934,133	146,291	--	--	62,590,626	0.2%
Total	$97,720,285	$1,559,982,440	$1,567,697,521	$156,700	$--	$--	$90,005,204

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,173,522,114	$1,173,522,114	$--	$--
Consumer Discretionary	1,795,424,554	1,795,424,554	--	--
Consumer Staples	352,587,962	352,587,962	--	--
Energy	30,939,055	30,939,055	--	--
Financials	240,989,514	240,989,514	--	--
Health Care	837,930,917	837,930,917	--	--
Industrials	560,150,407	560,150,407	--	--
Information Technology	4,267,658,729	4,267,658,729	--	--
Materials	92,440,585	92,440,585	--	--
Real Estate	156,181,702	156,181,702	--	--
Utilities	2,354,379	2,354,379	--	--
Money Market Funds	90,005,204	90,005,204	--	--
Total Investments in Securities:	$9,600,185,122	$9,600,185,122	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$1,932,020	$1,932,020	$--	$--
Total Assets	$1,932,020	$1,932,020	$--	$--
Total Derivative Instruments:	$1,932,020	$1,932,020	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,932,020	$0
Total Equity Risk	1,932,020	0
Total Value of Derivatives	$1,932,020	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $61,864,817) — See accompanying schedule: Unaffiliated issuers (cost $5,768,737,705)	$9,510,179,918
Fidelity Central Funds (cost $90,005,204)	90,005,204
Total Investment in Securities (cost $5,858,742,909)		$9,600,185,122
Segregated cash with brokers for derivative instruments		1,671,500
Cash		856,590
Receivable for fund shares sold		11,689,359
Dividends receivable		3,311,972
Distributions receivable from Fidelity Central Funds		15,660
Receivable for daily variation margin on futures contracts		134,488
Total assets		9,617,864,691
Liabilities
Payable for investments purchased	$49,999
Payable for fund shares redeemed	7,841,510
Accrued management fee	263,950
Collateral on securities loaned	62,596,250
Total liabilities		70,751,709
Net Assets		$9,547,112,982
Net Assets consist of:
Paid in capital		$5,620,990,617
Total accumulated earnings (loss)		3,926,122,365
Net Assets		$9,547,112,982
Net Asset Value, offering price and redemption price per share ($9,547,112,982 ÷ 323,889,357 shares)		$29.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$29,416,478
Interest		640
Income from Fidelity Central Funds (including $146,291 from security lending)		156,700
Total income		29,573,818
Expenses
Management fee	$1,421,498
Independent trustees' fees and expenses	11,569
Total expenses before reductions	1,433,067
Expense reductions	(48)
Total expenses after reductions		1,433,019
Net investment income (loss)		28,140,799
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,173,051
Futures contracts	3,350,032
Total net realized gain (loss)		181,523,083
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	970,608,175
Futures contracts	(28,306)
Total change in net unrealized appreciation (depreciation)		970,579,869
Net gain (loss)		1,152,102,952
Net increase (decrease) in net assets resulting from operations		$1,180,243,751

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,140,799	$46,191,944
Net realized gain (loss)	181,523,083	73,813,180
Change in net unrealized appreciation (depreciation)	970,579,869	2,076,095,983
Net increase (decrease) in net assets resulting from operations	1,180,243,751	2,196,101,107
Distributions to shareholders	(10,199,741)	(105,606,913)
Share transactions
Proceeds from sales of shares	2,162,607,870	3,333,287,751
Reinvestment of distributions	9,190,142	96,443,522
Cost of shares redeemed	(916,102,366)	(2,441,343,798)
Net increase (decrease) in net assets resulting from share transactions	1,255,695,646	988,387,475
Total increase (decrease) in net assets	2,425,739,656	3,078,881,669
Net Assets
Beginning of period	7,121,373,326	4,042,491,657
End of period	$9,547,112,982	$7,121,373,326
Other Information
Shares
Sold	79,336,712	152,304,192
Issued in reinvestment of distributions	362,960	4,500,812
Redeemed	(33,696,822)	(112,947,643)
Net increase (decrease)	46,002,850	43,857,361

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$25.63	$17.27	$15.75	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.18	.20	.19	.18	.13
Net realized and unrealized gain (loss)	3.80	8.60	1.50	2.13	2.00	1.50
Total from investment operations	3.89	8.78	1.70	2.32	2.18	1.63
Distributions from net investment income	(.04)	(.18)	(.17)	(.15)	(.13)	(.03)
Distributions from net realized gain	–	(.24)	(.01)	(.04)	(.03)	–
Total distributions	(.04)	(.42)	(.18)	(.19)	(.16)	(.03)
Net asset value, end of period	$29.48	$25.63	$17.27	$15.75	$13.62	$11.60
Total ReturnC,D	15.18%	51.34%	10.84%	17.34%	18.89%	16.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G,H	.04%	.04%	.04%	.04%	.05%G
Expenses net of fee waivers, if any	.03%G,H	.04%	.04%	.04%	.04%	.05%G
Expenses net of all reductions	.03%G,H	.04%	.04%	.04%	.04%	.05%G
Net investment income (loss)	.69%G	.82%	1.20%	1.30%	1.33%	1.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,547,113	$7,121,373	$4,042,492	$2,240,759	$141,224	$758
Portfolio turnover rateI	27%G	21%	15%	14%	24%	17%G

 A For the period June 7, 2016 (commencement of operations) through April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,817,273,759
Gross unrealized depreciation	(95,700,853)
Net unrealized appreciation (depreciation)	$3,721,572,906
Tax cost	$5,880,544,236

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	2,386,126,871	1,082,366,064

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2022.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Large Cap Growth Index Fund	Borrower	$26,997,000.32%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Growth Index Fund	$15,186	$4,240	$74,906

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $48.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Large Cap Growth Index Fund	.03%
Actual		$1,000.00	$1,151.80	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods. No performance peer group information was considered by the Board due to the fact that the peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.05% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rate for 2017, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2020.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements terminate on June 30, 2022 and may not be amended to increase the fees or expenses payable by the fund except by a vote of a majority of the Board.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC1-I-SANN-1221
1.9879606.105

Fidelity® Large Cap Value Index Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Berkshire Hathaway, Inc. Class B	2.5
JPMorgan Chase & Co.	2.4
Johnson & Johnson	2.1
UnitedHealth Group, Inc.	1.9
Bank of America Corp.	1.7
Procter & Gamble Co.	1.7
The Walt Disney Co.	1.4
Exxon Mobil Corp.	1.3
Pfizer, Inc.	1.2
Cisco Systems, Inc.	1.1
17.3

Top Market Sectors as of October 31, 2021

% of fund's net assets
Financials	21.8
Health Care	17.3
Industrials	11.6
Information Technology	9.8
Communication Services	7.7
Consumer Staples	7.0
Consumer Discretionary	5.6
Energy	5.3
Utilities	4.9
Real Estate	4.8

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.7%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,564,271	$39,513,485
Lumen Technologies, Inc.	240,834	2,856,291
Verizon Communications, Inc.	907,463	48,086,464
		90,456,240
Entertainment - 2.0%
Activision Blizzard, Inc.	169,078	13,220,209
Electronic Arts, Inc.	62,058	8,703,635
Live Nation Entertainment, Inc. (a)	18,104	1,831,220
Madison Square Garden Sports Corp. (a)	2,535	480,408
Take-Two Interactive Software, Inc. (a)	20,240	3,663,440
The Walt Disney Co. (a)	377,342	63,797,212
World Wrestling Entertainment, Inc. Class A (b)	1,314	80,272
Zynga, Inc. (a)	114,421	844,427
		92,620,823
Interactive Media & Services - 1.4%
Alphabet, Inc.:
Class A (a)	9,159	27,119,066
Class C (a)	8,539	25,321,636
IAC (a)	16,722	2,547,931
TripAdvisor, Inc. (a)(b)	8,364	275,761
Twitter, Inc. (a)	152,754	8,178,449
Vimeo, Inc. (a)	2,583	87,125
		63,529,968
Media - 2.0%
Altice U.S.A., Inc. Class A (a)	13,999	228,184
Cable One, Inc.	555	949,722
Charter Communications, Inc. Class A (a)	1,486	1,002,887
Comcast Corp. Class A	998,757	51,366,073
Discovery Communications, Inc.:
Class A (a)	36,182	848,106
Class C (non-vtg.) (a)	68,943	1,555,354
DISH Network Corp. Class A (a)	54,359	2,232,524
Fox Corp.:
Class A	70,070	2,784,582
Class B	32,905	1,216,169
Interpublic Group of Companies, Inc.	85,748	3,135,804
Liberty Broadband Corp.:
Class A (a)	5,392	866,872
Class C (a)	31,675	5,145,604
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	43,063	2,402,915
Liberty Media Class A (a)	5,796	302,261
Liberty SiriusXM Series A (a)	17,485	870,403
Liberty SiriusXM Series C (a)	35,485	1,750,120
News Corp.:
Class A	85,381	1,955,225
Class B	26,168	590,350
Nexstar Broadcasting Group, Inc. Class A	8,214	1,231,525
Omnicom Group, Inc.	46,620	3,173,890
Sirius XM Holdings, Inc. (b)	196,779	1,198,384
The New York Times Co. Class A	36,119	1,971,736
ViacomCBS, Inc.:
Class A (b)	1,839	71,592
Class B	127,503	4,618,159
		91,468,441
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	128,998	14,838,640

TOTAL COMMUNICATION SERVICES		352,914,112

CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.3%
Aptiv PLC (a)	48,230	8,338,485
BorgWarner, Inc.	52,415	2,362,344
Gentex Corp.	52,323	1,851,711
Lear Corp.	13,136	2,257,422
QuantumScape Corp. Class A (a)(b)	12,891	373,066
		15,183,028
Automobiles - 0.7%
Ford Motor Co.	856,649	14,631,565
General Motors Co. (a)	301,002	16,383,539
Harley-Davidson, Inc.	33,549	1,224,203
Thor Industries, Inc. (b)	6,913	704,849
		32,944,156
Distributors - 0.2%
Genuine Parts Co.	30,905	4,051,955
LKQ Corp.	59,502	3,277,370
		7,329,325
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,694	447,204
Chegg, Inc. (a)	7,424	441,283
Frontdoor, Inc. (a)	5,888	219,505
Grand Canyon Education, Inc. (a)	9,781	779,546
H&R Block, Inc.	7,593	175,171
Mister Car Wash, Inc. (b)	1,738	31,875
Service Corp. International	35,801	2,452,010
Terminix Global Holdings, Inc. (a)	27,244	1,102,837
		5,649,431
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	50,071	1,826,590
Boyd Gaming Corp. (a)	14,113	900,127
Caesars Entertainment, Inc. (a)	16,887	1,848,451
Carnival Corp. (a)	186,369	4,129,937
Darden Restaurants, Inc.	9,119	1,314,413
Domino's Pizza, Inc.	2,575	1,259,098
Hilton Worldwide Holdings, Inc. (a)	19,787	2,848,339
Hyatt Hotels Corp. Class A (a)	10,359	882,587
Marriott Vacations Worldwide Corp.	9,089	1,428,973
McDonald's Corp.	134,435	33,010,514
MGM Resorts International	87,704	4,136,121
Norwegian Cruise Line Holdings Ltd. (a)(b)	80,809	2,078,407
Penn National Gaming, Inc. (a)	33,753	2,416,715
Planet Fitness, Inc. (a)(b)	5,682	452,003
Royal Caribbean Cruises Ltd. (a)	47,951	4,048,503
Six Flags Entertainment Corp. (a)(b)	10,396	427,587
Travel+Leisure Co.	6,212	337,560
Wyndham Hotels & Resorts, Inc.	7,398	624,909
Yum China Holdings, Inc.	84,896	4,845,864
Yum! Brands, Inc.	59,723	7,461,792
		76,278,490
Household Durables - 0.6%
D.R. Horton, Inc.	42,727	3,814,239
Garmin Ltd.	33,115	4,755,314
Leggett & Platt, Inc.	29,045	1,360,758
Lennar Corp.:
Class A	59,313	5,927,148
Class B	3,513	288,347
Mohawk Industries, Inc. (a)	12,375	2,192,974
Newell Brands, Inc.	83,089	1,901,907
NVR, Inc. (a)	235	1,150,278
PulteGroup, Inc.	40,055	1,925,844
Toll Brothers, Inc.	14,623	879,866
TopBuild Corp. (a)(b)	1,247	320,442
Whirlpool Corp.	13,408	2,826,809
		27,343,926
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc.	3,791	738,487
Qurate Retail, Inc. Series A (b)	81,461	850,453
Wayfair LLC Class A (a)(b)	7,327	1,825,156
		3,414,096
Leisure Products - 0.1%
Brunswick Corp.	14,817	1,379,315
Hasbro, Inc.	27,985	2,679,844
Hayward Holdings, Inc. (b)	8,454	196,048
Polaris, Inc.	3,837	441,063
		4,696,270
Multiline Retail - 0.7%
Dollar General Corp.	29,583	6,553,226
Dollar Tree, Inc. (a)	50,692	5,462,570
Kohl's Corp.	34,252	1,662,250
Nordstrom, Inc. (a)	3,773	108,398
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	14,252	964,290
Target Corp.	60,097	15,602,383
		30,353,117
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	14,306	3,226,289
AutoNation, Inc. (a)(b)	9,863	1,194,607
AutoZone, Inc. (a)	3,701	6,605,693
Bath & Body Works, Inc.	22,576	1,559,776
Best Buy Co., Inc.	42,128	5,149,727
Burlington Stores, Inc. (a)	835	230,702
CarMax, Inc. (a)	32,611	4,465,098
Dick's Sporting Goods, Inc. (b)	13,749	1,707,763
Foot Locker, Inc.	19,582	933,474
Gap, Inc. (b)	44,073	1,000,016
Leslie's, Inc. (b)	3,251	67,231
Lithia Motors, Inc. Class A (sub. vtg.)	5,841	1,864,564
O'Reilly Automotive, Inc. (a)	10,368	6,452,214
Penske Automotive Group, Inc.	6,969	739,062
Petco Health & Wellness Co., Inc. (b)	11,407	282,095
Victoria's Secret & Co. (a)	7,173	362,021
Vroom, Inc. (a)(b)	18,851	360,620
Williams-Sonoma, Inc.	3,922	728,433
		36,929,385
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	32,286	1,718,907
Carter's, Inc.	9,401	926,187
Columbia Sportswear Co.	8,174	848,788
Deckers Outdoor Corp. (a)	5,179	2,047,310
Hanesbrands, Inc.	30,445	518,783
PVH Corp.	15,516	1,696,364
Ralph Lauren Corp.	10,340	1,314,938
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	25,598	1,182,884
Tapestry, Inc.	54,978	2,143,042
Under Armour, Inc.:
Class A (sub. vtg.) (a)	41,557	912,592
Class C (non-vtg.) (a)	42,928	810,481
VF Corp.	25,264	1,841,240
		15,961,516

TOTAL CONSUMER DISCRETIONARY		256,082,740

CONSUMER STAPLES - 7.0%
Beverages - 0.9%
Brown-Forman Corp.:
Class A	4,852	310,674
Class B (non-vtg.)	20,335	1,380,543
Constellation Brands, Inc. Class A (sub. vtg.)	34,988	7,585,748
Keurig Dr. Pepper, Inc.	152,916	5,518,738
Molson Coors Beverage Co. Class B	39,014	1,720,127
Monster Beverage Corp. (a)	5,854	497,590
PepsiCo, Inc.	51,433	8,311,573
The Coca-Cola Co.	249,967	14,090,640
		39,415,633
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	34,006	1,052,486
Casey's General Stores, Inc.	8,047	1,541,322
Costco Wholesale Corp.	6,294	3,093,753
Grocery Outlet Holding Corp. (a)(b)	19,080	423,385
Kroger Co.	163,608	6,547,592
U.S. Foods Holding Corp. (a)	48,268	1,673,452
Walgreens Boots Alliance, Inc.	157,027	7,383,410
Walmart, Inc.	314,146	46,939,695
		68,655,095
Food Products - 1.6%
Archer Daniels Midland Co.	121,826	7,826,102
Beyond Meat, Inc. (a)(b)	1,561	154,508
Bunge Ltd.	30,061	2,784,851
Campbell Soup Co.	42,648	1,703,788
Conagra Brands, Inc.	102,471	3,299,566
Darling Ingredients, Inc. (a)	33,473	2,829,138
Flowers Foods, Inc.	41,054	1,016,087
General Mills, Inc.	133,566	8,254,379
Hormel Foods Corp.	61,881	2,618,804
Ingredion, Inc.	14,670	1,397,024
Kellogg Co.	30,582	1,874,677
Lamb Weston Holdings, Inc.	22,456	1,267,641
McCormick & Co., Inc. (non-vtg.)	54,579	4,378,873
Mondelez International, Inc.	305,304	18,544,165
Pilgrim's Pride Corp. (a)	6,224	175,268
Post Holdings, Inc. (a)(b)	12,909	1,310,005
Seaboard Corp.	55	211,751
The Hain Celestial Group, Inc. (a)	18,361	823,858
The Hershey Co.	4,548	797,492
The J.M. Smucker Co.	22,947	2,819,268
The Kraft Heinz Co.	145,241	5,212,699
Tyson Foods, Inc. Class A	62,826	5,024,195
		74,324,139
Household Products - 2.1%
Church & Dwight Co., Inc.	50,829	4,440,421
Colgate-Palmolive Co.	85,912	6,545,635
Kimberly-Clark Corp.	36,668	4,748,139
Procter & Gamble Co.	533,180	76,239,408
Reynolds Consumer Products, Inc.	11,872	320,307
Spectrum Brands Holdings, Inc.	9,151	857,906
The Clorox Co.	5,118	834,285
		93,986,101
Personal Products - 0.0%
Coty, Inc. Class A (a)	74,602	632,625
Herbalife Nutrition Ltd. (a)	19,167	889,349
		1,521,974
Tobacco - 0.9%
Altria Group, Inc.	180,022	7,940,770
Philip Morris International, Inc.	340,988	32,237,006
		40,177,776

TOTAL CONSUMER STAPLES		318,080,718

ENERGY - 5.3%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	161,255	4,044,275
Halliburton Co.	183,619	4,588,639
NOV, Inc. (a)	85,095	1,193,032
Schlumberger Ltd.	306,258	9,879,883
		19,705,829
Oil, Gas & Consumable Fuels - 4.9%
Antero Midstream GP LP	73,271	779,603
APA Corp.	82,531	2,163,138
Chevron Corp.	423,656	48,504,375
ConocoPhillips Co.	295,603	22,019,467
Continental Resources, Inc.	12,765	623,060
Coterra Energy, Inc.	146,288	3,118,860
Devon Energy Corp.	147,492	5,911,479
Diamondback Energy, Inc.	20,789	2,228,373
DT Midstream, Inc.	21,093	1,011,620
EOG Resources, Inc.	112,476	10,399,531
EQT Corp. (a)	66,471	1,323,438
Exxon Mobil Corp.	927,398	59,789,349
Hess Corp.	56,551	4,669,416
HollyFrontier Corp.	32,700	1,105,260
Kinder Morgan, Inc.	425,903	7,133,875
Marathon Oil Corp.	171,481	2,798,570
Marathon Petroleum Corp.	139,494	9,196,839
Occidental Petroleum Corp.	161,428	5,412,681
ONEOK, Inc.	97,058	6,174,830
Phillips 66 Co.	95,816	7,165,120
Pioneer Natural Resources Co.	26,162	4,891,771
Targa Resources Corp.	49,283	2,694,302
The Williams Companies, Inc.	265,983	7,471,462
Valero Energy Corp.	89,342	6,908,817
		223,495,236

TOTAL ENERGY		243,201,065

FINANCIALS - 21.8%
Banks - 8.8%
Bank of America Corp.	1,621,658	77,482,819
Bank of Hawaii Corp. (b)	8,682	733,629
Bank OZK	26,851	1,199,434
BOK Financial Corp.	6,677	675,512
Citigroup, Inc.	443,774	30,691,410
Citizens Financial Group, Inc.	76,499	3,624,523
Comerica, Inc.	29,279	2,491,350
Commerce Bancshares, Inc.	23,259	1,639,992
Cullen/Frost Bankers, Inc.	12,502	1,619,009
East West Bancorp, Inc.	30,878	2,454,183
Fifth Third Bancorp	150,615	6,556,271
First Citizens Bancshares, Inc. (b)	1,320	1,074,348
First Hawaiian, Inc.	28,492	786,094
First Horizon National Corp.	119,794	2,032,904
First Republic Bank	38,959	8,428,000
FNB Corp., Pennsylvania	69,693	811,923
Huntington Bancshares, Inc.	320,678	5,047,472
JPMorgan Chase & Co.	650,164	110,456,362
KeyCorp	208,533	4,852,563
M&T Bank Corp.	28,064	4,128,776
PacWest Bancorp	25,339	1,202,842
Peoples United Financial, Inc.	93,095	1,595,648
Pinnacle Financial Partners, Inc.	16,252	1,569,456
PNC Financial Services Group, Inc.	92,897	19,604,054
Popular, Inc.	17,346	1,412,658
Prosperity Bancshares, Inc.	19,560	1,473,064
Regions Financial Corp.	210,337	4,980,780
Signature Bank	12,972	3,863,321
Sterling Bancorp	38,442	978,349
SVB Financial Group (a)	12,383	8,883,564
Synovus Financial Corp.	29,355	1,367,649
Truist Financial Corp.	294,097	18,666,337
U.S. Bancorp	293,897	17,742,562
Umpqua Holdings Corp.	48,006	981,723
Webster Financial Corp.	19,695	1,102,132
Wells Fargo & Co.	905,878	46,344,718
Western Alliance Bancorp.	10,444	1,212,444
Wintrust Financial Corp.	12,365	1,094,303
Zions Bancorp NA	34,932	2,200,367
		403,062,545
Capital Markets - 5.2%
Affiliated Managers Group, Inc.	8,971	1,506,051
Ameriprise Financial, Inc.	10,974	3,315,575
Ares Management Corp.	3,656	309,809
Bank of New York Mellon Corp.	173,067	10,245,566
BlackRock, Inc. Class A	31,303	29,533,128
Carlyle Group LP	35,458	1,990,967
Cboe Global Markets, Inc.	23,260	3,068,924
Charles Schwab Corp.	329,361	27,017,483
CME Group, Inc.	78,489	17,310,749
Evercore, Inc. Class A	8,452	1,283,352
FactSet Research Systems, Inc.	1,151	510,917
Franklin Resources, Inc.	63,172	1,989,286
Goldman Sachs Group, Inc.	68,290	28,227,672
Interactive Brokers Group, Inc.	17,525	1,241,646
Intercontinental Exchange, Inc.	121,739	16,855,982
Invesco Ltd.	72,883	1,851,957
Janus Henderson Group PLC	37,339	1,736,264
Jefferies Financial Group, Inc.	47,871	2,058,453
KKR & Co. LP	121,710	9,696,636
Lazard Ltd. Class A	21,888	1,072,293
Moody's Corp.	1,846	746,061
Morgan Stanley	298,139	30,642,726
Morningstar, Inc.	474	150,140
MSCI, Inc.	5,106	3,394,877
NASDAQ, Inc.	25,450	5,341,192
Northern Trust Corp.	44,919	5,526,834
Raymond James Financial, Inc.	38,335	3,779,448
S&P Global, Inc.	15,392	7,298,271
SEI Investments Co.	23,700	1,494,048
State Street Corp.	79,865	7,870,696
Stifel Financial Corp.	22,320	1,626,458
T. Rowe Price Group, Inc.	32,981	7,152,919
Tradeweb Markets, Inc. Class A	22,966	2,046,271
Virtu Financial, Inc. Class A	19,971	496,878
		238,389,529
Consumer Finance - 0.9%
Ally Financial, Inc.	78,805	3,762,151
American Express Co.	51,374	8,927,774
Capital One Financial Corp.	96,961	14,644,020
Credit Acceptance Corp. (a)(b)	1,767	1,057,037
Discover Financial Services	29,467	3,339,200
OneMain Holdings, Inc.	22,737	1,200,741
Santander Consumer U.S.A. Holdings, Inc.	13,187	549,898
SLM Corp.	66,641	1,222,862
Synchrony Financial	101,101	4,696,141
		39,399,824
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B (a)	406,568	116,689,078
Equitable Holdings, Inc.	80,795	2,706,633
Voya Financial, Inc. (b)	24,636	1,718,854
		121,114,565
Insurance - 4.0%
AFLAC, Inc.	144,997	7,781,989
Alleghany Corp. (a)	2,631	1,713,781
Allstate Corp.	64,544	7,982,156
American Financial Group, Inc.	14,844	2,019,378
American International Group, Inc.	187,921	11,104,252
Aon PLC	20,131	6,440,310
Arch Capital Group Ltd. (a)	63,485	2,654,943
Arthur J. Gallagher & Co.	44,814	7,513,963
Assurant, Inc.	12,834	2,070,253
Assured Guaranty Ltd.	15,434	857,822
Athene Holding Ltd. (a)	25,261	2,197,960
Axis Capital Holdings Ltd.	16,893	879,619
Brighthouse Financial, Inc. (a)	18,084	908,359
Brown & Brown, Inc.	48,302	3,048,339
Chubb Ltd.	95,626	18,683,408
Cincinnati Financial Corp.	32,768	3,979,346
CNA Financial Corp.	6,005	269,384
Erie Indemnity Co. Class A	1,695	348,848
Everest Re Group Ltd.	6,697	1,751,266
Fidelity National Financial, Inc.	59,665	2,858,550
First American Financial Corp.	23,270	1,701,968
Globe Life, Inc.	21,912	1,950,606
GoHealth, Inc. (a)	1,315	7,101
Hanover Insurance Group, Inc. (b)	7,819	985,194
Hartford Financial Services Group, Inc.	75,846	5,531,449
Kemper Corp.	13,130	833,492
Lemonade, Inc. (a)(b)	7,510	466,822
Lincoln National Corp.	34,697	2,503,389
Loews Corp.	47,432	2,659,512
Markel Corp. (a)	2,463	3,234,239
Marsh & McLennan Companies, Inc.	98,102	16,363,414
Mercury General Corp.	5,815	316,859
MetLife, Inc.	158,770	9,970,756
Old Republic International Corp.	61,213	1,581,132
Primerica, Inc.	8,554	1,439,125
Principal Financial Group, Inc.	58,001	3,891,287
Progressive Corp.	127,892	12,134,393
Prudential Financial, Inc.	84,537	9,303,297
Reinsurance Group of America, Inc.	14,825	1,750,536
RenaissanceRe Holdings Ltd. (b)	5,694	807,409
The Travelers Companies, Inc.	54,988	8,846,469
Unum Group	44,484	1,133,007
W.R. Berkley Corp.	30,199	2,403,840
White Mountains Insurance Group Ltd.	660	696,293
Willis Towers Watson PLC	28,102	6,808,553
		182,384,068
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	114,786	1,827,393
Annaly Capital Management, Inc.	305,825	2,587,280
New Residential Investment Corp.	94,697	1,075,758
Starwood Property Trust, Inc.	59,905	1,525,780
		7,016,211
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	73,858	1,193,545
New York Community Bancorp, Inc.	98,769	1,227,699
TFS Financial Corp.	10,800	210,168
UWM Holdings Corp. Class A (b)	10,190	69,292
		2,700,704

TOTAL FINANCIALS		994,067,446

HEALTH CARE - 17.3%
Biotechnology - 1.4%
Amgen, Inc.	22,019	4,557,272
Biogen, Inc. (a)	32,474	8,660,166
BioMarin Pharmaceutical, Inc. (a)	39,905	3,161,673
Exact Sciences Corp. (a)(b)	2,812	267,759
Exelixis, Inc. (a)	9,680	208,217
Gilead Sciences, Inc.	274,906	17,835,901
Horizon Therapeutics PLC (a)	38,823	4,655,266
Incyte Corp. (a)	5,838	391,029
Ionis Pharmaceuticals, Inc. (a)	2,471	78,751
Iovance Biotherapeutics, Inc. (a)	22,310	542,356
Mirati Therapeutics, Inc. (a)	1,415	267,463
Natera, Inc. (a)	1,222	140,005
Regeneron Pharmaceuticals, Inc. (a)	19,598	12,541,544
Repligen Corp. (a)	696	202,188
Sage Therapeutics, Inc. (a)	11,181	451,265
Seagen, Inc. (a)	3,134	552,618
Ultragenyx Pharmaceutical, Inc. (a)(b)	3,622	303,958
United Therapeutics Corp. (a)	9,643	1,839,499
Vertex Pharmaceuticals, Inc. (a)	34,036	6,294,277
		62,951,207
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	190,184	24,512,816
Baxter International, Inc.	110,036	8,688,443
Becton, Dickinson & Co.	62,486	14,971,021
Boston Scientific Corp. (a)	310,585	13,395,531
Danaher Corp.	131,627	41,037,350
Dentsply Sirona, Inc.	47,539	2,719,706
Envista Holdings Corp. (a)	35,210	1,376,711
Figs, Inc. Class A (a)(b)	6,205	208,550
Globus Medical, Inc. (a)	16,002	1,234,874
Hill-Rom Holdings, Inc.	14,553	2,254,260
Hologic, Inc. (a)	54,886	4,023,693
ICU Medical, Inc. (a)	4,353	1,019,168
Integra LifeSciences Holdings Corp. (a)(b)	15,815	1,051,065
Masimo Corp. (a)	3,011	853,739
Medtronic PLC	294,013	35,240,398
Quidel Corp. (a)	8,029	1,066,010
ResMed, Inc.	3,149	827,904
STERIS PLC	16,112	3,766,019
Stryker Corp.	43,744	11,638,966
Tandem Diabetes Care, Inc. (a)	813	110,836
Teleflex, Inc.	8,417	3,004,364
The Cooper Companies, Inc.	10,588	4,414,349
Zimmer Biomet Holdings, Inc.	45,676	6,537,149
		183,952,922
Health Care Providers & Services - 4.6%
Acadia Healthcare Co., Inc. (a)	19,305	1,196,910
agilon health, Inc. (a)	894	21,903
Amedisys, Inc. (a)	801	135,641
AmerisourceBergen Corp.	32,491	3,964,552
Anthem, Inc.	53,633	23,337,327
Cardinal Health, Inc.	25,949	1,240,622
Centene Corp. (a)	126,620	9,020,409
Chemed Corp.	2,476	1,194,051
Cigna Corp.	73,126	15,620,445
CVS Health Corp.	288,229	25,733,085
DaVita HealthCare Partners, Inc. (a)	4,513	465,922
Encompass Health Corp.	9,112	579,159
Henry Schein, Inc. (a)	30,817	2,352,878
Humana, Inc.	28,231	13,075,470
Laboratory Corp. of America Holdings (a)	21,095	6,054,687
McKesson Corp.	29,022	6,033,093
Molina Healthcare, Inc. (a)	10,698	3,163,613
Oak Street Health, Inc. (a)(b)	2,033	96,019
Premier, Inc.	26,589	1,035,642
Quest Diagnostics, Inc.	26,670	3,914,623
Signify Health, Inc. (b)	13,859	222,714
UnitedHealth Group, Inc.	191,802	88,319,067
Universal Health Services, Inc. Class B	16,144	2,003,470
		208,781,302
Health Care Technology - 0.2%
Cerner Corp.	64,688	4,805,672
Certara, Inc.	7,850	324,284
Change Healthcare, Inc. (a)	54,690	1,177,476
Teladoc Health, Inc. (a)(b)	33,058	4,945,146
		11,252,578
Life Sciences Tools & Services - 1.5%
Adaptive Biotechnologies Corp. (a)	2,609	87,167
Agilent Technologies, Inc.	6,929	1,091,248
Bio-Rad Laboratories, Inc. Class A (a)	4,640	3,687,315
Charles River Laboratories International, Inc. (a)	689	309,141
IQVIA Holdings, Inc. (a)	21,116	5,520,145
PerkinElmer, Inc.	24,499	4,333,628
PPD, Inc. (a)	20,667	974,862
QIAGEN NV (a)	49,645	2,768,205
Syneos Health, Inc. (a)	19,369	1,807,902
Thermo Fisher Scientific, Inc.	78,295	49,566,216
Waters Corp. (a)	933	342,924
		70,488,753
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	489,182	28,568,229
Catalent, Inc. (a)	27,180	3,747,035
Elanco Animal Health, Inc. (a)	97,363	3,201,295
Eli Lilly & Co.	38,980	9,930,545
Jazz Pharmaceuticals PLC (a)	12,947	1,722,469
Johnson & Johnson	576,993	93,980,620
Merck & Co., Inc.	554,790	48,849,260
Nektar Therapeutics (a)(b)	38,856	589,057
Organon & Co.	55,520	2,040,360
Perrigo Co. PLC	29,245	1,320,412
Pfizer, Inc.	1,222,526	53,473,287
Royalty Pharma PLC	29,041	1,147,991
Viatris, Inc.	264,398	3,529,713
Zoetis, Inc. Class A	5,408	1,169,210
		253,269,483

TOTAL HEALTH CARE		790,696,245

INDUSTRIALS - 11.6%
Aerospace & Defense - 2.3%
BWX Technologies, Inc.	5,172	293,459
Curtiss-Wright Corp.	8,908	1,137,373
General Dynamics Corp.	54,450	11,039,738
HEICO Corp. (b)	6,805	948,549
HEICO Corp. Class A	11,485	1,443,435
Hexcel Corp. (a)(b)	18,275	1,036,924
Howmet Aerospace, Inc.	78,402	2,327,755
Huntington Ingalls Industries, Inc.	8,606	1,744,694
L3Harris Technologies, Inc.	43,844	10,107,796
Lockheed Martin Corp.	6,839	2,272,736
Mercury Systems, Inc. (a)	12,045	620,799
Northrop Grumman Corp.	30,168	10,776,613
Raytheon Technologies Corp.	331,807	29,484,370
Spirit AeroSystems Holdings, Inc. Class A	16,247	670,839
Textron, Inc.	49,351	3,644,571
The Boeing Co. (a)	117,271	24,278,615
TransDigm Group, Inc. (a)	8,053	5,023,622
Virgin Galactic Holdings, Inc. (a)(b)	3,033	56,869
		106,908,757
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	23,205	2,250,653
Expeditors International of Washington, Inc.	9,990	1,231,367
FedEx Corp.	30,330	7,143,625
GXO Logistics, Inc. (a)	3,014	267,643
		10,893,288
Airlines - 0.3%
Alaska Air Group, Inc. (a)	26,716	1,410,605
American Airlines Group, Inc. (a)(b)	139,664	2,681,549
Copa Holdings SA Class A (a)	6,895	509,954
JetBlue Airways Corp. (a)	69,289	972,125
Southwest Airlines Co. (a)	129,208	6,108,954
United Airlines Holdings, Inc. (a)	70,701	3,262,144
		14,945,331
Building Products - 0.9%
A.O. Smith Corp.	28,912	2,112,600
Allegion PLC	4,698	602,753
Armstrong World Industries, Inc.	5,377	568,080
Builders FirstSource, Inc. (a)	44,826	2,612,011
Carlisle Companies, Inc. (b)	6,931	1,545,059
Carrier Global Corp.	101,223	5,286,877
Fortune Brands Home & Security, Inc.	22,489	2,280,385
Johnson Controls International PLC	156,667	11,494,658
Lennox International, Inc.	7,333	2,194,620
Masco Corp.	53,899	3,533,079
Owens Corning	22,515	2,103,126
The AZEK Co., Inc. (a)	11,055	405,608
Trane Technologies PLC	26,793	4,847,657
		39,586,513
Commercial Services & Supplies - 0.5%
ADT, Inc. (b)	34,252	286,004
Cintas Corp.	1,204	521,452
Clean Harbors, Inc. (a)	11,063	1,245,030
Driven Brands Holdings, Inc.	11,736	381,068
MSA Safety, Inc.	5,720	875,332
Republic Services, Inc.	45,963	6,186,620
Rollins, Inc.	3,469	122,213
Stericycle, Inc. (a)	20,018	1,339,605
Waste Management, Inc.	77,707	12,450,993
		23,408,317
Construction & Engineering - 0.2%
AECOM (a)	29,789	2,036,674
MasTec, Inc. (a)(b)	12,282	1,094,695
Quanta Services, Inc.	30,264	3,670,418
Valmont Industries, Inc. (b)	4,560	1,089,658
		7,891,445
Electrical Equipment - 1.1%
Acuity Brands, Inc.	7,733	1,588,590
AMETEK, Inc.	50,438	6,677,991
ChargePoint Holdings, Inc. Class A (a)(b)	22,938	568,404
Eaton Corp. PLC	87,159	14,360,317
Emerson Electric Co.	130,609	12,670,379
Hubbell, Inc. Class B	11,844	2,361,338
nVent Electric PLC	36,382	1,289,742
Regal Rexnord Corp.	11,646	1,774,035
Rockwell Automation, Inc.	9,981	3,187,931
Sensata Technologies, Inc. PLC (a)	33,988	1,872,739
Shoals Technologies Group, Inc. (b)	22,347	692,534
Sunrun, Inc. (a)	43,620	2,516,002
		49,560,002
Industrial Conglomerates - 1.8%
3M Co.	108,166	19,327,101
General Electric Co.	239,139	25,078,507
Honeywell International, Inc.	119,301	26,081,585
Roper Technologies, Inc.	22,951	11,197,104
		81,684,297
Machinery - 1.9%
AGCO Corp.	12,312	1,504,650
Allison Transmission Holdings, Inc.	5,582	186,216
Caterpillar, Inc.	16,562	3,378,814
Colfax Corp. (a)	25,531	1,317,910
Crane Co.	10,796	1,115,011
Cummins, Inc.	31,400	7,530,976
Donaldson Co., Inc.	24,134	1,448,281
Dover Corp.	31,390	5,307,421
Flowserve Corp.	28,429	955,783
Fortive Corp.	71,472	5,411,145
Gates Industrial Corp. PLC (a)	20,796	341,886
Graco, Inc.	13,937	1,047,784
IDEX Corp.	16,608	3,696,443
Illinois Tool Works, Inc.	7,106	1,619,244
Ingersoll Rand, Inc.	88,713	4,769,211
ITT, Inc. (b)	18,832	1,771,526
Middleby Corp. (a)	8,434	1,538,699
Nordson Corp.	10,529	2,676,577
Oshkosh Corp.	14,945	1,599,115
Otis Worldwide Corp.	94,039	7,552,272
PACCAR, Inc.	74,556	6,681,709
Parker Hannifin Corp.	23,476	6,962,747
Pentair PLC	36,164	2,675,051
Snap-On, Inc.	11,681	2,373,930
Stanley Black & Decker, Inc.	35,314	6,346,985
Timken Co.	14,007	993,797
Toro Co.	1,253	119,624
Westinghouse Air Brake Tech Co.	39,668	3,599,078
Woodward, Inc.	12,534	1,415,715
Xylem, Inc.	13,349	1,743,246
		87,680,846
Marine - 0.0%
Kirby Corp. (a)	13,022	682,483
Professional Services - 0.8%
CACI International, Inc. Class A (a)	5,086	1,462,937
Clarivate Analytics PLC (a)	95,132	2,230,845
CoStar Group, Inc. (a)	19,180	1,650,439
Dun & Bradstreet Holdings, Inc. (a)(b)	35,101	661,303
Equifax, Inc.	16,379	4,544,026
FTI Consulting, Inc. (a)(b)	7,330	1,054,934
IHS Markit Ltd.	81,685	10,677,863
Jacobs Engineering Group, Inc.	28,272	3,969,954
LegalZoom.com, Inc.	1,611	45,172
Leidos Holdings, Inc.	30,877	3,087,082
Manpower, Inc.	11,856	1,145,882
Nielsen Holdings PLC	78,193	1,583,408
Robert Half International, Inc.	2,968	335,592
Science Applications Internati	12,661	1,136,705
TransUnion Holding Co., Inc.	13,275	1,530,475
Verisk Analytics, Inc.	12,608	2,651,084
		37,767,701
Road & Rail - 1.3%
AMERCO	1,959	1,443,763
CSX Corp.	495,845	17,934,714
J.B. Hunt Transport Services, Inc.	2,053	404,831
Kansas City Southern	14,534	4,509,174
Knight-Swift Transportation Holdings, Inc. Class A	35,196	1,995,261
Landstar System, Inc.	935	164,382
Norfolk Southern Corp.	53,959	15,812,685
Old Dominion Freight Lines, Inc.	1,772	604,872
Ryder System, Inc.	11,401	968,515
Schneider National, Inc. Class B	11,231	280,101
TuSimple Holdings, Inc. (a)(b)	6,375	249,390
Uber Technologies, Inc. (a)	50,904	2,230,613
Union Pacific Corp.	52,555	12,686,777
XPO Logistics, Inc. (a)	3,006	257,915
		59,542,993
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	23,369	935,928
Core & Main, Inc.	3,799	103,941
Fastenal Co.	14,221	811,735
MSC Industrial Direct Co., Inc. Class A	9,824	825,904
SiteOne Landscape Supply, Inc. (a)(b)	4,616	1,084,575
United Rentals, Inc. (a)	10,330	3,916,206
Univar, Inc. (a)	36,616	936,637
W.W. Grainger, Inc.	1,725	798,865
Watsco, Inc.	7,150	2,070,497
		11,484,288

TOTAL INDUSTRIALS		532,036,261

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.6%
Arista Networks, Inc. (a)	1,401	573,976
Ciena Corp. (a)	33,750	1,832,288
Cisco Systems, Inc.	925,416	51,795,534
F5 Networks, Inc. (a)	13,176	2,782,112
Juniper Networks, Inc.	70,991	2,095,654
Lumentum Holdings, Inc. (a)	16,517	1,363,974
Motorola Solutions, Inc.	36,355	9,037,489
Ubiquiti, Inc.	164	50,107
ViaSat, Inc. (a)(b)	15,203	907,467
		70,438,601
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	36,921	2,834,425
Arrow Electronics, Inc. (a)	15,636	1,809,867
Avnet, Inc.	21,707	827,254
Coherent, Inc. (a)	542	137,885
Corning, Inc.	110,225	3,920,703
IPG Photonics Corp. (a)	7,341	1,167,292
Jabil, Inc.	6,438	386,022
Keysight Technologies, Inc. (a)	22,753	4,095,995
Littelfuse, Inc.	5,244	1,544,620
National Instruments Corp.	28,980	1,230,781
TD SYNNEX Corp.	9,102	955,710
Teledyne Technologies, Inc. (a)	10,050	4,514,661
Trimble, Inc. (a)	54,783	4,786,391
Vontier Corp.	16,918	572,336
		28,783,942
IT Services - 2.6%
Accenture PLC Class A	27,295	9,793,173
Akamai Technologies, Inc. (a)	35,164	3,708,395
Alliance Data Systems Corp.	10,880	927,520
Amdocs Ltd.	28,299	2,202,794
Automatic Data Processing, Inc.	7,460	1,674,695
Broadridge Financial Solutions, Inc.	2,336	416,766
Cloudflare, Inc. (a)	3,232	629,335
Cognizant Technology Solutions Corp. Class A	115,289	9,002,918
Concentrix Corp.	9,207	1,635,900
DXC Technology Co. (a)	54,850	1,786,465
Euronet Worldwide, Inc. (a)	3,235	362,935
Fastly, Inc. Class A (a)(b)	23,082	1,168,180
Fidelity National Information Services, Inc.	135,659	15,022,878
Fiserv, Inc. (a)	122,058	12,021,492
FleetCor Technologies, Inc. (a)	13,752	3,402,382
Genpact Ltd.	38,075	1,879,001
Global Payments, Inc.	64,197	9,179,529
GoDaddy, Inc. (a)	32,987	2,281,711
IBM Corp.	195,693	24,481,194
Jack Henry & Associates, Inc.	11,942	1,988,104
Paychex, Inc.	9,023	1,112,355
Paysafe Ltd. (a)(b)	90,872	708,802
Snowflake Computing, Inc. (a)	2,531	895,569
SolarWinds, Inc. (b)	7,572	121,909
StoneCo Ltd. Class A (a)	3,314	112,212
The Western Union Co.	67,031	1,221,305
Twilio, Inc. Class A (a)	26,200	7,633,632
VeriSign, Inc. (a)	21,570	4,802,992
WEX, Inc. (a)	3,210	480,537
		120,654,680
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	70,698	12,265,396
Brooks Automation, Inc.	2,832	329,786
Cirrus Logic, Inc. (a)	12,660	1,023,055
First Solar, Inc. (a)	23,185	2,772,694
Intel Corp.	885,154	43,372,546
Marvell Technology, Inc.	179,216	12,276,296
Microchip Technology, Inc.	18,568	1,375,703
Micron Technology, Inc.	211,484	14,613,544
MKS Instruments, Inc.	1,896	284,495
NXP Semiconductors NV	40,201	8,074,773
ON Semiconductor Corp. (a)	42,467	2,041,389
Qorvo, Inc. (a)	24,255	4,080,419
Skyworks Solutions, Inc.	19,052	3,184,161
Texas Instruments, Inc.	76,859	14,409,525
Wolfspeed, Inc. (a)	25,233	3,030,736
		123,134,518
Software - 1.9%
ANSYS, Inc. (a)	11,130	4,224,725
Black Knight, Inc. (a)	33,252	2,331,298
C3.Ai, Inc. (b)	5,534	249,694
CDK Global, Inc.	22,570	982,246
Ceridian HCM Holding, Inc. (a)	28,254	3,538,814
Citrix Systems, Inc.	17,434	1,651,523
Datto Holding Corp. (b)	5,140	122,846
Dolby Laboratories, Inc. Class A	14,016	1,238,314
Duck Creek Technologies, Inc. (a)	12,165	383,198
Dynatrace, Inc. (a)	2,528	189,600
Guidewire Software, Inc. (a)	18,325	2,304,002
Jamf Holding Corp. (a)(b)	1,787	85,151
Mandiant, Inc. (a)	36,255	632,287
Manhattan Associates, Inc. (a)	6,470	1,174,564
McAfee Corp.	3,409	72,850
N-able, Inc. (a)(b)	8,759	116,495
NCR Corp. (a)	18,332	724,847
NortonLifeLock, Inc.	88,400	2,249,780
Nuance Communications, Inc. (a)	38,654	2,127,903
Oracle Corp.	25,107	2,408,766
Paycor HCM, Inc.	1,980	64,231
Pegasystems, Inc.	497	59,004
Procore Technologies, Inc. (a)	597	54,596
Salesforce.com, Inc. (a)	163,516	49,004,110
SS&C Technologies Holdings, Inc.	49,024	3,895,937
Synopsys, Inc. (a)	12,152	4,048,803
Teradata Corp. (a)	3,438	194,453
Tyler Technologies, Inc. (a)	1,179	640,456
VMware, Inc. Class A (a)	11,053	1,676,740
		86,447,233
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies, Inc. (a)	30,424	3,346,336
Hewlett Packard Enterprise Co.	284,399	4,166,445
HP, Inc.	171,749	5,209,147
NetApp, Inc.	16,430	1,467,199
Pure Storage, Inc. Class A (a)	3,639	97,744
Western Digital Corp. (a)	67,149	3,511,221
Xerox Holdings Corp.	31,049	552,672
		18,350,764

TOTAL INFORMATION TECHNOLOGY		447,809,738

MATERIALS - 3.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	48,398	14,510,204
Albemarle Corp. U.S.	25,428	6,368,951
Ashland Global Holdings, Inc. (b)	12,011	1,153,176
Axalta Coating Systems Ltd. (a)	37,124	1,157,898
Celanese Corp. Class A	15,466	2,497,914
CF Industries Holdings, Inc.	46,773	2,656,706
Corteva, Inc.	161,480	6,967,862
Diversey Holdings Ltd. (a)	2,564	44,614
Dow, Inc.	151,849	8,498,989
DuPont de Nemours, Inc.	114,608	7,976,717
Eastman Chemical Co.	29,696	3,089,275
Ecolab, Inc.	6,736	1,496,874
Element Solutions, Inc.	50,578	1,148,626
FMC Corp.	21,070	1,917,581
Huntsman Corp. (b)	46,104	1,502,068
International Flavors & Fragrances, Inc.	54,488	8,034,256
LyondellBasell Industries NV Class A	50,432	4,681,098
NewMarket Corp.	1,458	495,735
Olin Corp.	29,085	1,657,263
PPG Industries, Inc.	29,931	4,806,021
RPM International, Inc.	11,594	1,010,997
The Chemours Co. LLC	17,468	489,453
The Mosaic Co.	75,553	3,140,738
Valvoline, Inc.	39,629	1,345,801
Westlake Chemical Corp.	5,815	566,032
		87,214,849
Construction Materials - 0.3%
Eagle Materials, Inc.	8,977	1,331,828
Martin Marietta Materials, Inc.	13,603	5,343,803
Vulcan Materials Co.	28,926	5,499,411
		12,175,042
Containers & Packaging - 0.7%
Amcor PLC	336,927	4,066,709
Aptargroup, Inc.	14,368	1,735,367
Ardagh Group SA	4,009	98,722
Avery Dennison Corp.	8,479	1,846,048
Ball Corp.	49,496	4,527,894
Berry Global Group, Inc. (a)	29,565	1,937,690
Crown Holdings, Inc.	24,227	2,519,366
Graphic Packaging Holding Co.	44,377	884,434
International Paper Co.	85,583	4,250,908
Packaging Corp. of America	20,494	2,815,261
Sealed Air Corp.	14,992	889,325
Silgan Holdings, Inc.	18,261	734,092
Sonoco Products Co.	21,454	1,243,259
WestRock Co.	57,679	2,774,360
		30,323,435
Metals & Mining - 0.8%
Alcoa Corp.	40,806	1,875,036
Cleveland-Cliffs, Inc. (a)(b)	99,658	2,402,754
Freeport-McMoRan, Inc.	226,413	8,540,298
Newmont Corp.	175,461	9,474,894
Nucor Corp.	64,266	7,175,299
Reliance Steel & Aluminum Co.	13,860	2,025,778
Royal Gold, Inc.	14,353	1,421,234
Southern Copper Corp.	1,625	97,484
Steel Dynamics, Inc.	34,489	2,279,033
United States Steel Corp.	58,525	1,544,475
		36,836,285
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	19,218	1,132,517
Sylvamo Corp. (a)	7,855	221,197
		1,353,714

TOTAL MATERIALS		167,903,325

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	33,740	6,887,684
American Campus Communities, Inc.	29,977	1,610,364
American Homes 4 Rent Class A	61,869	2,511,881
Americold Realty Trust	57,050	1,681,264
Apartment Income (REIT) Corp.	34,148	1,830,674
AvalonBay Communities, Inc.	30,490	7,216,373
Boston Properties, Inc.	34,149	3,880,692
Brixmor Property Group, Inc.	64,823	1,519,451
Camden Property Trust (SBI)	21,269	3,468,974
CoreSite Realty Corp.	2,092	298,026
Cousins Properties, Inc.	32,451	1,285,384
CubeSmart	43,919	2,415,984
CyrusOne, Inc.	27,121	2,224,464
Digital Realty Trust, Inc.	61,409	9,690,954
Douglas Emmett, Inc.	36,343	1,187,689
Duke Realty Corp.	81,858	4,603,694
EPR Properties	16,189	812,850
Equinix, Inc.	5,674	4,749,535
Equity Lifestyle Properties, Inc.	17,963	1,518,053
Equity Residential (SBI)	80,616	6,965,222
Essex Property Trust, Inc.	14,174	4,818,168
Extra Space Storage, Inc.	26,130	5,157,278
Federal Realty Investment Trust (SBI)	16,889	2,032,591
First Industrial Realty Trust, Inc.	28,125	1,637,719
Gaming & Leisure Properties	48,237	2,339,012
Healthcare Trust of America, Inc.	47,582	1,588,763
Healthpeak Properties, Inc.	117,905	4,186,807
Highwoods Properties, Inc. (SBI)	22,503	1,009,035
Host Hotels & Resorts, Inc. (a)	154,657	2,602,877
Hudson Pacific Properties, Inc.	32,380	833,785
Invitation Homes, Inc.	126,093	5,201,336
Iron Mountain, Inc.	18,602	848,995
JBG SMITH Properties	27,109	782,366
Kilroy Realty Corp.	25,365	1,709,094
Kimco Realty Corp.	127,058	2,871,511
Lamar Advertising Co. Class A	2,393	270,888
Life Storage, Inc.	17,020	2,277,446
Medical Properties Trust, Inc.	129,281	2,757,564
Mid-America Apartment Communities, Inc.	25,228	5,151,810
National Retail Properties, Inc.	38,179	1,731,799
Omega Healthcare Investors, Inc.	52,199	1,532,563
Park Hotels & Resorts, Inc. (a)	51,329	951,126
Prologis (REIT), Inc.	161,391	23,395,239
Public Storage	7,787	2,586,686
Rayonier, Inc.	30,677	1,145,172
Realty Income Corp.	85,217	6,087,050
Regency Centers Corp.	36,936	2,600,664
Rexford Industrial Realty, Inc.	30,175	2,027,760
SBA Communications Corp. Class A	19,741	6,817,160
Simon Property Group, Inc.	9,332	1,367,885
SL Green Realty Corp.	14,635	1,025,474
Spirit Realty Capital, Inc.	26,002	1,272,278
Store Capital Corp.	53,425	1,834,080
Sun Communities, Inc.	25,052	4,909,691
UDR, Inc.	64,572	3,585,683
Ventas, Inc.	85,912	4,585,123
VEREIT, Inc.	50,056	2,517,817
VICI Properties, Inc. (b)	128,423	3,769,215
Vornado Realty Trust	38,372	1,635,798
Welltower, Inc.	92,488	7,436,035
Weyerhaeuser Co.	163,931	5,855,615
WP Carey, Inc.	39,962	3,081,470
		206,187,640
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	69,169	7,199,110
Howard Hughes Corp. (a)	9,084	791,489
Jones Lang LaSalle, Inc. (a)	11,047	2,852,667
Opendoor Technologies, Inc. (a)(b)	78,632	1,864,365
		12,707,631

TOTAL REAL ESTATE		218,895,271

UTILITIES - 4.9%
Electric Utilities - 3.1%
Alliant Energy Corp.	54,726	3,095,850
American Electric Power Co., Inc.	109,544	9,279,472
Avangrid, Inc. (b)	12,496	658,539
Duke Energy Corp.	168,466	17,185,217
Edison International	81,597	5,134,899
Entergy Corp.	43,852	4,517,633
Evergy, Inc.	50,017	3,188,584
Eversource Energy	75,110	6,376,839
Exelon Corp.	213,670	11,365,107
FirstEnergy Corp.	119,017	4,585,725
Hawaiian Electric Industries, Inc.	23,021	933,732
IDACORP, Inc.	11,004	1,147,937
NextEra Energy, Inc.	429,436	36,643,774
NRG Energy, Inc.	29,008	1,157,129
OGE Energy Corp. (b)	43,671	1,487,871
PG&E Corp. (a)	330,425	3,832,930
Pinnacle West Capital Corp.	24,635	1,588,711
PPL Corp.	168,584	4,855,219
Southern Co.	231,598	14,433,187
Xcel Energy, Inc.	117,821	7,610,058
		139,078,413
Gas Utilities - 0.1%
Atmos Energy Corp.	28,303	2,607,272
National Fuel Gas Co.	19,088	1,096,224
UGI Corp.	45,540	1,976,891
		5,680,387
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	20,948	867,457
The AES Corp.	144,489	3,631,009
Vistra Corp.	104,825	2,053,522
		6,551,988
Multi-Utilities - 1.4%
Ameren Corp.	55,672	4,692,593
CenterPoint Energy, Inc.	129,819	3,380,487
CMS Energy Corp.	63,223	3,815,508
Consolidated Edison, Inc.	77,448	5,839,579
Dominion Energy, Inc.	176,367	13,391,546
DTE Energy Co.	42,207	4,784,163
MDU Resources Group, Inc.	43,654	1,341,487
NiSource, Inc.	85,717	2,114,638
Public Service Enterprise Group, Inc.	110,341	7,039,756
Sempra Energy	69,988	8,932,568
WEC Energy Group, Inc.	69,044	6,218,103
		61,550,428
Water Utilities - 0.2%
American Water Works Co., Inc.	39,724	6,919,126
Essential Utilities, Inc.	49,044	2,308,501
		9,227,627

TOTAL UTILITIES		222,088,843

TOTAL COMMON STOCKS
(Cost $3,606,384,642)		4,543,775,764

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.06% (c)	12,172,440	12,174,874
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	40,001,288	40,005,288
TOTAL MONEY MARKET FUNDS
(Cost $52,180,162)		52,180,162
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,658,564,804)		4,595,955,926
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(30,135,181)
NET ASSETS - 100%		$4,565,820,745

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	41	Dec. 2021	$9,423,850	$357,430	$357,430
CME E-mini S&P MidCap 400 Index Contracts (United States)	36	Dec. 2021	10,041,840	303,925	303,925
TOTAL FUTURES CONTRACTS					$661,355

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$12,693,118	$640,030,444	$640,548,688	$5,791	$--	$--	$12,174,874	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	26,980,229	131,688,958	118,663,899	45,591	--	--	40,005,288	0.1%
Total	$39,673,347	$771,719,402	$759,212,587	$51,382	$--	$--	$52,180,162

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$352,914,112	$352,914,112	$--	$--
Consumer Discretionary	256,082,740	256,082,740	--	--
Consumer Staples	318,080,718	318,080,718	--	--
Energy	243,201,065	243,201,065	--	--
Financials	994,067,446	994,067,446	--	--
Health Care	790,696,245	790,696,245	--	--
Industrials	532,036,261	532,036,261	--	--
Information Technology	447,809,738	447,809,738	--	--
Materials	167,903,325	167,903,325	--	--
Real Estate	218,895,271	218,895,271	--	--
Utilities	222,088,843	222,088,843	--	--
Money Market Funds	52,180,162	52,180,162	--	--
Total Investments in Securities:	$4,595,955,926	$4,595,955,926	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$661,355	$661,355	$--	$--
Total Assets	$661,355	$661,355	$--	$--
Total Derivative Instruments:	$661,355	$661,355	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$661,355	$0
Total Equity Risk	661,355	0
Total Value of Derivatives	$661,355	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $39,110,898) — See accompanying schedule: Unaffiliated issuers (cost $3,606,384,642)	$4,543,775,764
Fidelity Central Funds (cost $52,180,162)	52,180,162
Total Investment in Securities (cost $3,658,564,804)		$4,595,955,926
Segregated cash with brokers for derivative instruments		809,500
Cash		355,285
Receivable for fund shares sold		6,181,159
Dividends receivable		4,964,474
Distributions receivable from Fidelity Central Funds		7,087
Receivable for daily variation margin on futures contracts		24,058
Total assets		4,608,297,489
Liabilities
Payable for fund shares redeemed	$2,342,548
Accrued management fee	130,083
Other payables and accrued expenses	7
Collateral on securities loaned	40,004,106
Total liabilities		42,476,744
Net Assets		$4,565,820,745
Net Assets consist of:
Paid in capital		$3,667,291,913
Total accumulated earnings (loss)		898,528,832
Net Assets		$4,565,820,745
Net Asset Value, offering price and redemption price per share ($4,565,820,745 ÷ 283,044,691 shares)		$16.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$40,342,414
Interest		405
Income from Fidelity Central Funds (including $45,591 from security lending)		51,382
Total income		40,394,201
Expenses
Management fee	$712,584
Independent trustees' fees and expenses	5,871
Total expenses before reductions	718,455
Expense reductions	(62)
Total expenses after reductions		718,393
Net investment income (loss)		39,675,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	114,962,423
Futures contracts	(1,622,822)
Total net realized gain (loss)		113,339,601
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	69,419,282
Futures contracts	(22,715)
Total change in net unrealized appreciation (depreciation)		69,396,567
Net gain (loss)		182,736,168
Net increase (decrease) in net assets resulting from operations		$222,411,976

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,675,808	$60,036,532
Net realized gain (loss)	113,339,601	(57,463,109)
Change in net unrealized appreciation (depreciation)	69,396,567	1,035,655,084
Net increase (decrease) in net assets resulting from operations	222,411,976	1,038,228,507
Distributions to shareholders	(13,562,668)	(62,580,924)
Share transactions
Proceeds from sales of shares	1,091,114,088	1,506,019,329
Reinvestment of distributions	11,510,129	54,429,786
Cost of shares redeemed	(435,484,388)	(1,144,768,964)
Net increase (decrease) in net assets resulting from share transactions	667,139,829	415,680,151
Total increase (decrease) in net assets	875,989,137	1,391,327,734
Net Assets
Beginning of period	3,689,831,608	2,298,503,874
End of period	$4,565,820,745	$3,689,831,608
Other Information
Shares
Sold	69,789,296	117,238,147
Issued in reinvestment of distributions	729,875	4,288,788
Redeemed	(27,844,129)	(94,565,413)
Net increase (decrease)	42,675,042	26,961,522

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.35	$10.77	$12.58	$11.86	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.28	.33	.30	.28	.23
Net realized and unrealized gain (loss)	.69	4.60	(1.64)	.73	.57	1.12
Total from investment operations	.84	4.88	(1.31)	1.03	.85	1.35
Distributions from net investment income	(.06)	(.30)	(.28)	(.25)	(.21)	(.06)
Distributions from net realized gain	–	–	(.22)	(.06)	(.07)	–
Total distributions	(.06)	(.30)	(.50)	(.31)	(.28)	(.06)
Net asset value, end of period	$16.13	$15.35	$10.77	$12.58	$11.86	$11.29
Total ReturnC,D	5.45%	45.93%	(11.04)%	9.15%	7.55%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G,H	.04%	.04%	.04%	.04%	.05%G
Expenses net of fee waivers, if any	.03%G,H	.04%	.04%	.04%	.04%	.05%G
Expenses net of all reductions	.03%G,H	.04%	.04%	.04%	.04%	.05%G
Net investment income (loss)	1.93%G	2.24%	2.65%	2.55%	2.35%	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,565,821	$3,689,832	$2,298,504	$2,097,991	$355,541	$2,429
Portfolio turnover rateI	31%G	31%	27%	15%	12%	23%G

 A For the period June 7, 2016 (commencement of operations) through April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,016,089,975
Gross unrealized depreciation	(119,870,352)
Net unrealized appreciation (depreciation)	$896,219,623
Tax cost	$3,700,397,658

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(73,875,829)
Long-term	(74,988,586)
Total capital loss carryforward	$(148,864,415)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	1,312,499,039	621,791,467

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2022.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Value Index Fund	$4,629	$120	$6,216

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $62.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Large Cap Value Index Fund	.03%
Actual		$1,000.00	$1,054.50	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods. No performance peer group information was considered by the Board due to the fact that the peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.05% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rate for 2017, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2020.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements terminate on June 30, 2022 and may not be amended to increase the fees or expenses payable by the fund except by a vote of a majority of the Board.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC2-I-SANN-1221
1.9879610.105

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
DexCom, Inc.	0.5
IDEXX Laboratories, Inc.	0.5
Marvell Technology, Inc.	0.5
Crowdstrike Holdings, Inc.	0.5
MSCI, Inc.	0.5
lululemon athletica, Inc.	0.5
DocuSign, Inc.	0.5
Synopsys, Inc.	0.4
Cloudflare, Inc.	0.4
Chipotle Mexican Grill, Inc.	0.4
4.7

Top Market Sectors as of October 31, 2021

% of fund's net assets
Information Technology	19.4
Industrials	15.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	11.5
Real Estate	7.7
Materials	5.2
Utilities	4.4
Communication Services	4.1
Energy	3.9

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.0%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc.	23,323	$276,611
Entertainment - 1.1%
Live Nation Entertainment, Inc. (a)	2,843	287,569
Madison Square Garden Sports Corp. (a)	401	75,994
Playtika Holding Corp.	2,201	62,244
Roku, Inc. Class A (a)	2,468	752,493
Skillz, Inc. (a)(b)	6,215	69,484
Spotify Technology SA (a)	2,896	838,102
Take-Two Interactive Software, Inc. (a)	2,447	442,907
World Wrestling Entertainment, Inc. Class A	937	57,241
Zynga, Inc. (a)	21,178	156,294
		2,742,328
Interactive Media & Services - 1.3%
IAC (a)	1,619	246,687
Match Group, Inc. (a)	5,857	883,118
Pinterest, Inc. Class A (a)	11,739	524,029
TripAdvisor, Inc. (a)	2,071	68,281
Twitter, Inc. (a)	16,533	885,177
Vimeo, Inc. (a)	3,040	102,539
Zillow Group, Inc.:
Class A (a)	1,275	134,793
Class C (a)	3,574	370,374
		3,214,998
Media - 1.6%
Altice U.S.A., Inc. Class A (a)	4,555	74,247
Cable One, Inc.	115	196,789
Discovery Communications, Inc.:
Class A (a)(b)	3,514	82,368
Class C (non-vtg.) (a)	6,644	149,889
DISH Network Corp. Class A (a)	5,255	215,823
Fox Corp.:
Class A	6,769	269,000
Class B	3,198	118,198
Interpublic Group of Companies, Inc.	8,301	303,568
Liberty Broadband Corp.:
Class A (a)	527	84,726
Class C (a)	3,060	497,097
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	4,170	232,686
Liberty Media Class A (a)	551	28,735
Liberty SiriusXM Series A (a)	1,665	82,884
Liberty SiriusXM Series C (a)	3,472	171,239
News Corp.:
Class A	8,286	189,749
Class B	2,519	56,829
Nexstar Broadcasting Group, Inc. Class A	851	127,590
Omnicom Group, Inc.	4,517	307,517
Sirius XM Holdings, Inc. (b)	19,159	116,678
The New York Times Co. Class A	3,502	191,174
ViacomCBS, Inc.:
Class A	317	12,341
Class B	12,187	441,413
		3,950,540

TOTAL COMMUNICATION SERVICES		10,184,477

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.7%
Aptiv PLC (a)	5,720	988,931
BorgWarner, Inc.	5,072	228,595
Gentex Corp.	5,076	179,640
Lear Corp.	1,268	217,906
QuantumScape Corp. Class A (a)(b)	4,342	125,657
		1,740,729
Automobiles - 0.1%
Harley-Davidson, Inc.	3,252	118,665
Thor Industries, Inc.	1,126	114,807
		233,472
Distributors - 0.5%
Genuine Parts Co.	2,991	392,150
LKQ Corp.	5,760	317,261
Pool Corp.	825	425,007
		1,134,418
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	1,288	213,808
Chegg, Inc. (a)	3,035	180,400
Frontdoor, Inc. (a)	1,823	67,961
Grand Canyon Education, Inc. (a)	950	75,715
H&R Block, Inc.	3,776	87,112
Mister Car Wash, Inc.	842	15,442
Service Corp. International	3,462	237,112
Terminix Global Holdings, Inc. (a)	2,630	106,462
		984,012
Hotels, Restaurants & Leisure - 3.5%
ARAMARK Holdings Corp.	4,864	177,439
Boyd Gaming Corp. (a)	1,732	110,467
Caesars Entertainment, Inc. (a)	4,319	472,758
Carnival Corp. (a)	18,034	399,633
Chipotle Mexican Grill, Inc. (a)	595	1,058,523
Choice Hotels International, Inc.	735	103,356
Churchill Downs, Inc.	779	179,170
Darden Restaurants, Inc.	2,757	397,394
Domino's Pizza, Inc.	778	380,419
DraftKings, Inc. Class A (a)(b)	6,428	299,481
Expedia, Inc. (a)	3,070	504,739
Hilton Worldwide Holdings, Inc. (a)	5,807	835,918
Hyatt Hotels Corp. Class A (a)	1,000	85,200
Marriott Vacations Worldwide Corp.	883	138,825
MGM Resorts International	8,502	400,954
Norwegian Cruise Line Holdings Ltd. (a)(b)	7,852	201,953
Penn National Gaming, Inc. (a)	3,487	249,669
Planet Fitness, Inc. (a)	1,765	140,406
Royal Caribbean Cruises Ltd. (a)	4,640	391,755
Six Flags Entertainment Corp. (a)	1,632	67,124
Travel+Leisure Co.	1,804	98,029
Vail Resorts, Inc.	845	291,280
Wendy's Co.	3,788	84,472
Wyndham Hotels & Resorts, Inc.	1,944	164,210
Wynn Resorts Ltd. (a)	2,235	200,703
Yum China Holdings, Inc.	8,908	508,469
Yum! Brands, Inc.	6,323	789,996
		8,732,342
Household Durables - 1.4%
D.R. Horton, Inc.	7,041	628,550
Garmin Ltd.	3,207	460,525
Leggett & Platt, Inc.	2,818	132,023
Lennar Corp.:
Class A	5,727	572,299
Class B	354	29,056
Mohawk Industries, Inc. (a)	1,201	212,829
Newell Brands, Inc.	8,060	184,493
NVR, Inc. (a)	69	337,741
PulteGroup, Inc.	5,467	262,853
Tempur Sealy International, Inc.	3,845	170,987
Toll Brothers, Inc.	2,380	143,205
TopBuild Corp. (a)	698	179,365
Whirlpool Corp.	1,296	273,236
		3,587,162
Internet & Direct Marketing Retail - 0.7%
Doordash, Inc.	3,056	595,309
Etsy, Inc. (a)	2,681	672,100
Qurate Retail, Inc. Series A	7,863	82,090
Wayfair LLC Class A (a)(b)	1,597	397,813
		1,747,312
Leisure Products - 0.6%
Brunswick Corp.	1,643	152,947
Hasbro, Inc.	2,713	259,797
Hayward Holdings, Inc.	804	18,645
Mattel, Inc. (a)	7,366	160,652
Peloton Interactive, Inc. Class A (a)	5,591	511,241
Polaris, Inc.	1,210	139,090
YETI Holdings, Inc. (a)	1,814	178,371
		1,420,743
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	4,907	528,778
Kohl's Corp.	3,320	161,120
Nordstrom, Inc. (a)	2,332	66,998
Ollie's Bargain Outlet Holdings, Inc. (a)	1,380	93,371
		850,267
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	1,387	312,796
AutoNation, Inc. (a)	959	116,154
AutoZone, Inc. (a)	456	813,887
Bath & Body Works, Inc.	5,169	357,126
Best Buy Co., Inc.	5,301	647,994
Burlington Stores, Inc. (a)	1,405	388,187
CarMax, Inc. (a)	3,454	472,922
Carvana Co. Class A (a)	1,632	494,790
Dick's Sporting Goods, Inc.	1,335	165,820
Five Below, Inc. (a)	1,165	229,855
Floor & Decor Holdings, Inc. Class A (a)	2,156	293,044
Foot Locker, Inc.	1,897	90,430
GameStop Corp. Class A (a)(b)	1,359	249,390
Gap, Inc.	4,264	96,750
Leslie's, Inc.	2,811	58,131
Lithia Motors, Inc. Class A (sub. vtg.)	625	199,513
O'Reilly Automotive, Inc. (a)	1,443	898,008
Penske Automotive Group, Inc.	671	71,160
Petco Health & Wellness Co., Inc. (b)	1,178	29,132
RH (a)	364	240,105
Tractor Supply Co.	2,434	528,592
Ulta Beauty, Inc. (a)	1,128	414,382
Victoria's Secret & Co. (a)	1,634	82,468
Vroom, Inc. (a)	2,414	46,180
Williams-Sonoma, Inc.	1,586	294,568
		7,591,384
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	3,137	167,014
Carter's, Inc.	908	89,456
Columbia Sportswear Co.	841	87,329
Deckers Outdoor Corp. (a)	581	229,675
Hanesbrands, Inc.	7,375	125,670
lululemon athletica, Inc. (a)	2,417	1,126,346
PVH Corp.	1,500	163,995
Ralph Lauren Corp.	1,006	127,933
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,783	128,602
Tapestry, Inc.	5,919	230,723
Under Armour, Inc.:
Class A (sub. vtg.) (a)	4,086	89,729
Class C (non-vtg.) (a)	4,105	77,502
VF Corp.	6,858	499,811
		3,143,785

TOTAL CONSUMER DISCRETIONARY		31,165,626

CONSUMER STAPLES - 3.2%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	197	97,019
Brown-Forman Corp.:
Class A	981	62,813
Class B (non-vtg.)	3,873	262,938
Molson Coors Beverage Co. Class B	3,778	166,572
		589,342
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc. (b)	3,301	102,166
Casey's General Stores, Inc.	781	149,593
Grocery Outlet Holding Corp. (a)	1,852	41,096
Kroger Co.	15,838	633,837
U.S. Foods Holding Corp. (a)	4,679	162,221
		1,088,913
Food Products - 2.0%
Archer Daniels Midland Co.	11,801	758,096
Beyond Meat, Inc. (a)(b)	1,216	120,360
Bunge Ltd.	2,916	270,138
Campbell Soup Co.	4,124	164,754
Conagra Brands, Inc.	9,922	319,488
Darling Ingredients, Inc. (a)	3,426	289,566
Flowers Foods, Inc.	3,974	98,357
Freshpet, Inc. (a)	866	135,018
Hormel Foods Corp.	6,001	253,962
Ingredion, Inc.	1,415	134,750
Kellogg Co.	5,331	326,790
Lamb Weston Holdings, Inc.	3,091	174,487
McCormick & Co., Inc. (non-vtg.)	5,284	423,935
Pilgrim's Pride Corp. (a)	999	28,132
Post Holdings, Inc. (a)	1,244	126,241
Seaboard Corp.	5	19,250
The Hain Celestial Group, Inc. (a)	1,771	79,465
The Hershey Co.	3,101	543,760
The J.M. Smucker Co.	2,224	273,241
Tyson Foods, Inc. Class A	6,082	486,378
		5,026,168
Household Products - 0.4%
Church & Dwight Co., Inc.	5,197	454,010
Reynolds Consumer Products, Inc.	1,147	30,946
Spectrum Brands Holdings, Inc.	883	82,781
The Clorox Co.	2,605	424,641
		992,378
Personal Products - 0.1%
Coty, Inc. Class A (a)	7,226	61,276
Herbalife Nutrition Ltd. (a)	2,215	102,776
		164,052

TOTAL CONSUMER STAPLES		7,860,853

ENERGY - 3.9%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	15,627	391,925
Halliburton Co.	18,746	468,463
NOV, Inc. (a)	8,277	116,044
		976,432
Oil, Gas & Consumable Fuels - 3.5%
Antero Midstream GP LP	7,054	75,055
APA Corp.	7,991	209,444
Cheniere Energy, Inc.	4,959	512,761
Continental Resources, Inc.	1,382	67,455
Coterra Energy, Inc.	16,863	359,519
Devon Energy Corp.	14,271	571,982
Diamondback Energy, Inc.	3,829	410,431
DT Midstream, Inc.	2,051	98,366
EQT Corp. (a)	6,435	128,121
Hess Corp.	5,876	485,181
HollyFrontier Corp.	3,163	106,909
Marathon Oil Corp.	16,635	271,483
Marathon Petroleum Corp.	13,509	890,648
New Fortress Energy, Inc.	556	16,680
Occidental Petroleum Corp.	17,891	599,885
ONEOK, Inc.	9,404	598,282
Phillips 66 Co.	9,281	694,033
Pioneer Natural Resources Co.	4,574	855,247
Targa Resources Corp.	4,774	260,995
Texas Pacific Land Corp.	125	159,209
The Williams Companies, Inc.	25,763	723,683
Valero Energy Corp.	8,655	669,291
		8,764,660

TOTAL ENERGY		9,741,092

FINANCIALS - 12.6%
Banks - 3.3%
Bank of Hawaii Corp.	847	71,572
Bank OZK	2,608	116,499
BOK Financial Corp.	647	65,457
Citizens Financial Group, Inc.	9,011	426,941
Comerica, Inc.	2,836	241,315
Commerce Bancshares, Inc.	2,255	159,000
Cullen/Frost Bankers, Inc.	1,208	156,436
East West Bancorp, Inc.	2,987	237,407
Fifth Third Bancorp	14,592	635,190
First Citizens Bancshares, Inc.	128	104,179
First Hawaiian, Inc.	2,768	76,369
First Horizon National Corp.	11,559	196,156
First Republic Bank	3,774	816,429
FNB Corp., Pennsylvania	6,760	78,754
Huntington Bancshares, Inc.	31,046	488,664
KeyCorp	20,179	469,565
M&T Bank Corp.	2,716	399,578
PacWest Bancorp	2,449	116,254
Peoples United Financial, Inc.	9,000	154,260
Pinnacle Financial Partners, Inc.	1,572	151,808
Popular, Inc.	1,678	136,656
Prosperity Bancshares, Inc.	1,897	142,863
Regions Financial Corp.	20,382	482,646
Signature Bank	1,255	373,764
Sterling Bancorp	4,033	102,640
SVB Financial Group (a)	1,200	860,880
Synovus Financial Corp.	3,070	143,031
Umpqua Holdings Corp.	4,662	95,338
Webster Financial Corp.	1,898	106,212
Western Alliance Bancorp.	2,131	247,388
Wintrust Financial Corp.	1,197	105,935
Zions Bancorp NA	3,385	213,221
		8,172,407
Capital Markets - 4.0%
Affiliated Managers Group, Inc.	873	146,559
Ameriprise Financial, Inc.	2,409	727,831
Apollo Global Management LLC Class A	3,833	294,949
Ares Management Corp.	2,907	246,339
Carlyle Group LP	3,440	193,156
Cboe Global Markets, Inc.	2,251	296,997
Evercore, Inc. Class A	820	124,509
FactSet Research Systems, Inc.	803	356,444
Franklin Resources, Inc.	6,135	193,191
Interactive Brokers Group, Inc.	1,695	120,091
Invesco Ltd.	7,045	179,013
Janus Henderson Group PLC	3,624	168,516
Jefferies Financial Group, Inc.	4,638	199,434
KKR & Co. LP	11,787	939,070
Lazard Ltd. Class A	2,111	103,418
LPL Financial	1,686	276,538
MarketAxess Holdings, Inc.	791	323,258
Morningstar, Inc.	496	157,108
MSCI, Inc.	1,699	1,129,631
NASDAQ, Inc.	2,467	517,749
Northern Trust Corp.	4,348	534,978
Raymond James Financial, Inc.	3,907	385,191
SEI Investments Co.	2,284	143,983
State Street Corp.	7,738	762,580
Stifel Financial Corp.	2,159	157,326
T. Rowe Price Group, Inc.	4,769	1,034,301
Tradeweb Markets, Inc. Class A	2,222	197,980
Virtu Financial, Inc. Class A	1,956	48,665
		9,958,805
Consumer Finance - 1.0%
Ally Financial, Inc.	7,626	364,065
Credit Acceptance Corp. (a)(b)	184	110,071
Discover Financial Services	6,344	718,902
OneMain Holdings, Inc.	2,206	116,499
Santander Consumer U.S.A. Holdings, Inc.	1,287	53,668
SLM Corp.	6,474	118,798
Synchrony Financial	12,046	559,537
Upstart Holdings, Inc.	956	307,870
		2,349,410
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	7,816	261,836
Voya Financial, Inc.	2,388	166,611
		428,447
Insurance - 3.7%
AFLAC, Inc.	14,040	753,527
Alleghany Corp. (a)	286	186,295
American Financial Group, Inc.	1,435	195,217
Arch Capital Group Ltd. (a)	8,070	337,487
Arthur J. Gallagher & Co.	4,342	728,023
Assurant, Inc.	1,245	200,831
Assured Guaranty Ltd.	1,482	82,370
Athene Holding Ltd. (a)	2,446	212,826
Axis Capital Holdings Ltd.	1,637	85,239
Brighthouse Financial, Inc. (a)	1,758	88,304
Brown & Brown, Inc.	4,961	313,089
Cincinnati Financial Corp.	3,174	385,451
CNA Financial Corp.	583	26,153
Erie Indemnity Co. Class A	533	109,697
Everest Re Group Ltd.	841	219,922
Fidelity National Financial, Inc.	5,773	276,584
First American Financial Corp.	2,257	165,077
Globe Life, Inc.	2,121	188,811
GoHealth, Inc. (a)	1,001	5,405
Hanover Insurance Group, Inc.	753	94,878
Hartford Financial Services Group, Inc.	7,353	536,254
Kemper Corp.	1,275	80,937
Lemonade, Inc. (a)(b)	804	49,977
Lincoln National Corp.	3,963	285,930
Loews Corp.	4,593	257,530
Markel Corp. (a)	286	375,555
Mercury General Corp.	560	30,514
Old Republic International Corp.	5,947	153,611
Primerica, Inc.	831	139,807
Principal Financial Group, Inc.	5,610	376,375
Prudential Financial, Inc.	8,185	900,759
Reinsurance Group of America, Inc.	1,433	169,209
RenaissanceRe Holdings Ltd.	990	140,382
Unum Group	4,324	110,132
W.R. Berkley Corp.	2,920	232,432
White Mountains Insurance Group Ltd.	64	67,519
Willis Towers Watson PLC	2,723	659,728
		9,221,837
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	11,080	176,394
Annaly Capital Management, Inc.	29,631	250,678
New Residential Investment Corp.	9,200	104,512
Starwood Property Trust, Inc.	5,816	148,134
		679,718
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	7,165	115,786
New York Community Bancorp, Inc.	9,555	118,769
Rocket Companies, Inc. (b)	2,914	48,023
TFS Financial Corp.	1,063	20,686
UWM Holdings Corp. Class A	1,895	12,886
		316,150

TOTAL FINANCIALS		31,126,774

HEALTH CARE - 11.5%
Biotechnology - 1.9%
Acceleron Pharma, Inc. (a)	1,115	194,211
Alnylam Pharmaceuticals, Inc. (a)	2,510	400,496
BioMarin Pharmaceutical, Inc. (a)	3,863	306,065
CureVac NV (a)	1,120	44,878
Exact Sciences Corp. (a)	3,617	344,411
Exelixis, Inc. (a)	6,579	141,514
Horizon Therapeutics PLC (a)	4,622	554,224
Incyte Corp. (a)	3,914	262,160
Ionis Pharmaceuticals, Inc. (a)	2,977	94,877
Iovance Biotherapeutics, Inc. (a)	3,106	75,507
Mirati Therapeutics, Inc. (a)	831	157,076
Natera, Inc. (a)	1,770	202,789
Neurocrine Biosciences, Inc. (a)	1,983	209,028
Novavax, Inc. (a)	1,566	233,068
Repligen Corp. (a)	1,158	336,399
Sage Therapeutics, Inc. (a)	1,079	43,548
Sarepta Therapeutics, Inc. (a)	1,739	137,607
Seagen, Inc. (a)	2,826	498,309
Ultragenyx Pharmaceutical, Inc. (a)	1,359	114,047
United Therapeutics Corp. (a)	937	178,742
		4,528,956
Health Care Equipment & Supplies - 3.6%
Abiomed, Inc. (a)	940	312,118
Dentsply Sirona, Inc.	4,607	263,566
DexCom, Inc. (a)	2,043	1,273,221
Envista Holdings Corp. (a)	3,415	133,527
Figs, Inc. Class A (a)	802	26,955
Globus Medical, Inc. (a)	1,642	126,713
Hill-Rom Holdings, Inc.	1,410	218,409
Hologic, Inc. (a)	5,309	389,203
ICU Medical, Inc. (a)	420	98,335
IDEXX Laboratories, Inc. (a)	1,792	1,193,723
Insulet Corp. (a)	1,399	433,718
Integra LifeSciences Holdings Corp. (a)	1,529	101,617
Masimo Corp. (a)	1,059	300,269
Novocure Ltd. (a)	2,170	222,577
Penumbra, Inc. (a)	717	198,286
Quidel Corp. (a)	781	103,693
ResMed, Inc.	3,050	801,876
STERIS PLC	1,806	422,134
Tandem Diabetes Care, Inc. (a)	1,293	176,275
Teleflex, Inc.	991	353,728
The Cooper Companies, Inc.	1,026	427,760
West Pharmaceutical Services, Inc.	1,556	668,893
Zimmer Biomet Holdings, Inc.	4,426	633,449
		8,880,045
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	1,867	115,754
agilon health, Inc. (a)	1,434	35,133
Amedisys, Inc. (a)	677	114,643
AmerisourceBergen Corp.	3,144	383,631
Cardinal Health, Inc.	6,151	294,079
Chemed Corp.	326	157,214
DaVita HealthCare Partners, Inc. (a)	1,469	151,660
Encompass Health Corp.	2,061	130,997
Guardant Health, Inc. (a)	1,903	222,251
Henry Schein, Inc. (a)	2,981	227,599
Laboratory Corp. of America Holdings (a)	2,042	586,095
McKesson Corp.	3,281	682,054
Molina Healthcare, Inc. (a)	1,220	360,778
Oak Street Health, Inc. (a)	2,071	97,813
Premier, Inc.	2,581	100,530
Quest Diagnostics, Inc.	2,582	378,986
Signify Health, Inc. (b)	1,346	21,630
Universal Health Services, Inc. Class B	1,566	194,341
		4,255,188
Health Care Technology - 0.8%
Cerner Corp.	6,263	465,278
Certara, Inc.	1,757	72,582
Change Healthcare, Inc. (a)	5,315	114,432
Teladoc Health, Inc. (a)	3,205	479,436
Veeva Systems, Inc. Class A (a)	2,904	920,597
		2,052,325
Life Sciences Tools & Services - 2.7%
10X Genomics, Inc. (a)	1,772	285,770
Adaptive Biotechnologies Corp. (a)	2,298	76,776
Agilent Technologies, Inc.	6,449	1,015,653
Avantor, Inc. (a)	12,270	495,463
Bio-Rad Laboratories, Inc. Class A (a)	449	356,811
Bio-Techne Corp.	819	428,869
Bruker Corp.	2,171	174,331
Charles River Laboratories International, Inc. (a)	1,055	473,357
IQVIA Holdings, Inc. (a)	4,043	1,056,921
Maravai LifeSciences Holdings, Inc.	2,144	90,670
Mettler-Toledo International, Inc. (a)	486	719,708
PerkinElmer, Inc.	2,370	419,229
PPD, Inc. (a)	3,395	160,142
QIAGEN NV (a)	4,803	267,815
Sotera Health Co.	2,101	51,895
Syneos Health, Inc. (a)	2,152	200,868
Waters Corp. (a)	1,294	475,610
		6,749,888
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	3,437	473,825
Elanco Animal Health, Inc. (a)	9,419	309,697
Jazz Pharmaceuticals PLC (a)	1,255	166,965
Nektar Therapeutics (a)	3,753	56,895
Organon & Co.	5,380	197,715
Perrigo Co. PLC	2,833	127,910
Royalty Pharma PLC	6,899	272,717
Viatris, Inc.	25,631	342,174
		1,947,898

TOTAL HEALTH CARE		28,414,300

INDUSTRIALS - 15.2%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	1,374	247,265
BWX Technologies, Inc.	2,006	113,820
Curtiss-Wright Corp.	866	110,571
HEICO Corp.	994	138,554
HEICO Corp. Class A	1,613	202,722
Hexcel Corp. (a)	1,765	100,146
Howmet Aerospace, Inc.	8,187	243,072
Huntington Ingalls Industries, Inc.	833	168,874
Mercury Systems, Inc. (a)	1,178	60,714
Spirit AeroSystems Holdings, Inc. Class A	2,231	92,118
Textron, Inc.	4,782	353,151
TransDigm Group, Inc. (a)	1,096	683,707
Virgin Galactic Holdings, Inc. (a)(b)	3,772	70,725
		2,585,439
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,792	270,796
Expeditors International of Washington, Inc.	3,564	439,299
GXO Logistics, Inc. (a)	2,054	182,395
		892,490
Airlines - 0.8%
Alaska Air Group, Inc. (a)	2,583	136,382
American Airlines Group, Inc. (a)	13,503	259,258
Copa Holdings SA Class A (a)	673	49,775
Delta Air Lines, Inc. (a)	13,525	529,233
JetBlue Airways Corp. (a)	6,759	94,829
Southwest Airlines Co. (a)	12,511	591,520
United Airlines Holdings, Inc. (a)	6,858	316,428
		1,977,425
Building Products - 1.8%
A.O. Smith Corp.	2,809	205,254
Advanced Drain Systems, Inc.	1,284	144,835
Allegion PLC	1,901	243,898
Armstrong World Industries, Inc.	1,010	106,707
Builders FirstSource, Inc. (a)	4,345	253,183
Carlisle Companies, Inc.	1,089	242,760
Carrier Global Corp.	18,428	962,494
Fortune Brands Home & Security, Inc.	2,926	296,696
Lennox International, Inc.	709	212,190
Masco Corp.	5,225	342,499
Owens Corning	2,175	203,167
The AZEK Co., Inc. (a)	2,376	87,175
Trane Technologies PLC	5,058	915,144
Trex Co., Inc. (a)	2,449	260,574
		4,476,576
Commercial Services & Supplies - 1.2%
ADT, Inc.	3,341	27,897
Cintas Corp.	1,851	801,668
Clean Harbors, Inc. (a)	1,073	120,755
Copart, Inc. (a)	4,431	688,090
Driven Brands Holdings, Inc.	1,136	36,886
IAA, Inc. (a)	2,858	170,480
MSA Safety, Inc.	779	119,210
Republic Services, Inc.	4,449	598,835
Rollins, Inc.	4,802	169,174
Stericycle, Inc. (a)	1,933	129,356
		2,862,351
Construction & Engineering - 0.3%
AECOM (a)	2,889	197,521
MasTec, Inc. (a)	1,193	106,332
Quanta Services, Inc.	2,934	355,836
Valmont Industries, Inc.	443	105,859
		765,548
Electrical Equipment - 1.6%
Acuity Brands, Inc.	749	153,867
AMETEK, Inc.	4,888	647,171
ChargePoint Holdings, Inc. Class A (a)(b)	2,195	54,392
Generac Holdings, Inc. (a)	1,300	648,128
Hubbell, Inc. Class B	1,147	228,677
nVent Electric PLC	3,518	124,713
Plug Power, Inc. (a)(b)	10,840	414,847
Regal Rexnord Corp.	1,430	217,832
Rockwell Automation, Inc.	2,460	785,724
Sensata Technologies, Inc. PLC (a)	3,284	180,948
Shoals Technologies Group, Inc.	2,158	66,876
Sunrun, Inc. (a)	4,220	243,410
Vertiv Holdings Co.	5,971	153,335
		3,919,920
Machinery - 3.7%
AGCO Corp.	1,318	161,073
Allison Transmission Holdings, Inc.	2,240	74,726
Colfax Corp. (a)	2,479	127,966
Crane Co.	1,041	107,514
Cummins, Inc.	3,041	729,353
Donaldson Co., Inc.	2,670	160,227
Dover Corp.	3,040	514,003
Flowserve Corp.	2,742	92,186
Fortive Corp.	6,919	523,837
Gates Industrial Corp. PLC (a)	2,010	33,044
Graco, Inc.	3,550	266,889
IDEX Corp.	1,610	358,338
Ingersoll Rand, Inc.	8,583	461,422
ITT, Inc.	1,826	171,772
Lincoln Electric Holdings, Inc.	1,218	173,443
Middleby Corp. (a)	1,167	212,907
Nordson Corp.	1,231	312,933
Oshkosh Corp.	1,450	155,150
Otis Worldwide Corp.	9,110	731,624
PACCAR, Inc.	7,222	647,236
Parker Hannifin Corp.	2,726	808,504
Pentair PLC	3,496	258,599
Snap-On, Inc.	1,131	229,853
Stanley Black & Decker, Inc.	3,421	614,856
Timken Co.	1,365	96,847
Toro Co.	2,273	217,003
Westinghouse Air Brake Tech Co.	3,838	348,222
Woodward, Inc.	1,212	136,895
Xylem, Inc.	3,792	495,197
		9,221,619
Marine - 0.0%
Kirby Corp. (a)	1,263	66,194
Professional Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	2,818	244,771
CACI International, Inc. Class A (a)	491	141,231
Clarivate Analytics PLC (a)	9,215	216,092
CoStar Group, Inc. (a)	8,302	714,387
Dun & Bradstreet Holdings, Inc. (a)	3,384	63,755
Equifax, Inc.	2,569	712,718
FTI Consulting, Inc. (a)	711	102,327
IHS Markit Ltd.	7,911	1,034,126
Jacobs Engineering Group, Inc.	2,735	384,049
LegalZoom.com, Inc.	386	10,823
Leidos Holdings, Inc.	2,987	298,640
Manpower, Inc.	1,154	111,534
Nielsen Holdings PLC	7,583	153,556
Robert Half International, Inc.	2,327	263,114
Science Applications Internati	1,221	109,621
TransUnion Holding Co., Inc.	4,052	467,155
Verisk Analytics, Inc.	3,365	707,559
		5,735,458
Road & Rail - 1.1%
AMERCO	189	139,291
J.B. Hunt Transport Services, Inc.	1,779	350,801
Kansas City Southern	1,921	595,990
Knight-Swift Transportation Holdings, Inc. Class A	3,405	193,029
Landstar System, Inc.	807	141,879
Lyft, Inc. (a)	6,042	277,147
Old Dominion Freight Lines, Inc.	2,166	739,364
Ryder System, Inc.	1,110	94,295
Schneider National, Inc. Class B	1,096	27,334
TuSimple Holdings, Inc. (a)(b)	709	27,736
XPO Logistics, Inc. (a)	2,050	175,890
		2,762,756
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	2,275	91,114
Core & Main, Inc.	741	20,274
Fastenal Co.	12,159	694,036
MSC Industrial Direct Co., Inc. Class A	946	79,530
SiteOne Landscape Supply, Inc. (a)	934	219,453
United Rentals, Inc. (a)	1,532	580,797
Univar, Inc. (a)	3,556	90,962
W.W. Grainger, Inc.	984	455,700
Watsco, Inc.	693	200,679
		2,432,545

TOTAL INDUSTRIALS		37,698,321

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	1,276	522,764
Ciena Corp. (a)	3,265	177,257
CommScope Holding Co., Inc. (a)	4,257	45,592
F5 Networks, Inc. (a)	1,274	269,005
Juniper Networks, Inc.	6,855	202,360
Lumentum Holdings, Inc. (a)	1,598	131,963
Motorola Solutions, Inc.	3,523	875,783
Ubiquiti, Inc.	140	42,774
ViaSat, Inc. (a)	1,477	88,162
		2,355,660
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	12,374	949,952
Arrow Electronics, Inc. (a)	1,514	175,246
Avnet, Inc.	2,090	79,650
CDW Corp.	2,910	543,152
Cognex Corp.	3,618	316,901
Coherent, Inc. (a)	518	131,779
Corning, Inc.	16,136	573,958
IPG Photonics Corp. (a)	768	122,120
Jabil, Inc.	3,010	180,480
Keysight Technologies, Inc. (a)	3,931	707,659
Littelfuse, Inc.	506	149,042
National Instruments Corp.	2,817	119,638
TD SYNNEX Corp.	886	93,030
Teledyne Technologies, Inc. (a)	973	437,091
Trimble, Inc. (a)	5,302	463,236
Vontier Corp.	3,579	121,078
Zebra Technologies Corp. Class A (a)	1,127	601,762
		5,765,774
IT Services - 3.7%
Akamai Technologies, Inc. (a)	3,405	359,091
Alliance Data Systems Corp.	1,050	89,513
Amdocs Ltd.	2,739	213,204
Broadridge Financial Solutions, Inc.	2,451	437,283
Cloudflare, Inc. (a)	5,475	1,066,092
Concentrix Corp.	893	158,668
DXC Technology Co. (a)	5,324	173,403
EPAM Systems, Inc. (a)	1,140	767,494
Euronet Worldwide, Inc. (a)	1,075	120,604
Fastly, Inc. Class A (a)(b)	2,232	112,962
FleetCor Technologies, Inc. (a)	1,726	427,030
Gartner, Inc. (a)	1,725	572,545
Genpact Ltd.	3,876	191,281
Globant SA (a)	855	272,907
GoDaddy, Inc. (a)	3,548	245,415
Jack Henry & Associates, Inc.	1,564	260,375
MongoDB, Inc. Class A (a)	1,312	683,932
Okta, Inc. (a)	2,633	650,825
Paychex, Inc.	6,825	841,386
Paysafe Ltd. (a)(b)	8,793	68,585
Sabre Corp. (a)	6,678	69,318
Shift4 Payments, Inc. (a)	909	57,385
SolarWinds, Inc.	731	11,769
StoneCo Ltd. Class A (a)	4,693	158,905
Switch, Inc. Class A	2,421	61,203
The Western Union Co.	8,652	157,639
VeriSign, Inc. (a)	2,089	465,158
WEX, Inc. (a)	947	141,766
Wix.com Ltd. (a)	1,128	209,763
		9,045,501
Semiconductors & Semiconductor Equipment - 3.1%
Allegro MicroSystems LLC (a)	854	28,489
Brooks Automation, Inc.	1,553	180,847
Cirrus Logic, Inc. (a)	1,220	98,588
Enphase Energy, Inc. (a)	2,792	646,711
Entegris, Inc.	2,849	401,082
First Solar, Inc. (a)	2,241	268,001
Marvell Technology, Inc.	17,357	1,188,955
Microchip Technology, Inc.	11,407	845,145
MKS Instruments, Inc.	1,173	176,009
Monolithic Power Systems, Inc.	949	498,662
ON Semiconductor Corp. (a)	8,976	431,476
Qorvo, Inc. (a)	2,351	395,509
Skyworks Solutions, Inc.	3,497	584,454
Teradyne, Inc.	3,521	486,743
Universal Display Corp.	918	168,178
Wolfspeed, Inc. (a)	2,443	293,429
Xilinx, Inc.	5,212	938,160
		7,630,438
Software - 8.5%
Alteryx, Inc. Class A (a)	1,246	91,195
Anaplan, Inc. (a)	2,979	194,261
ANSYS, Inc. (a)	1,846	700,705
Aspen Technology, Inc. (a)	1,439	225,477
Avalara, Inc. (a)	1,796	322,633
Bentley Systems, Inc. Class B	2,928	173,191
Bill.Com Holdings, Inc. (a)	1,674	492,675
Black Knight, Inc. (a)	3,221	225,824
C3.Ai, Inc. (b)	723	32,622
Cadence Design Systems, Inc. (a)	5,823	1,008,020
CDK Global, Inc.	2,587	112,586
Ceridian HCM Holding, Inc. (a)	2,733	342,308
Citrix Systems, Inc.	2,627	248,856
Coupa Software, Inc. (a)	1,552	353,390
Crowdstrike Holdings, Inc. (a)	4,177	1,177,079
Datadog, Inc. Class A (a)	4,922	822,220
Datto Holding Corp.	521	12,452
DocuSign, Inc. (a)	4,043	1,125,126
Dolby Laboratories, Inc. Class A	1,363	120,421
DoubleVerify Holdings, Inc. (a)	344	13,598
Dropbox, Inc. Class A (a)	6,453	196,752
Duck Creek Technologies, Inc. (a)	1,501	47,282
Dynatrace, Inc. (a)	4,161	312,075
Elastic NV (a)	1,472	255,407
Everbridge, Inc. (a)	812	129,360
Fair Isaac Corp. (a)	584	232,549
Five9, Inc. (a)	1,415	223,584
Fortinet, Inc. (a)	2,838	954,533
Guidewire Software, Inc. (a)	1,775	223,171
HubSpot, Inc. (a)	944	764,857
Jamf Holding Corp. (a)	1,110	52,892
Mandiant, Inc. (a)	4,939	86,136
Manhattan Associates, Inc. (a)	1,340	243,264
McAfee Corp.	1,443	30,837
N-able, Inc. (a)	819	10,893
nCino, Inc. (a)	1,191	86,538
NCR Corp. (a)	2,692	106,442
New Relic, Inc. (a)	1,096	88,951
NortonLifeLock, Inc.	11,634	296,085
Nuance Communications, Inc. (a)	6,041	332,557
Nutanix, Inc. Class A (a)	4,088	140,259
Palantir Technologies, Inc. (a)	34,427	890,971
Palo Alto Networks, Inc. (a)	2,020	1,028,362
Paycom Software, Inc. (a)	1,075	588,939
Paycor HCM, Inc.	683	22,157
Paylocity Holding Corp. (a)	792	241,671
Pegasystems, Inc.	861	102,218
Procore Technologies, Inc. (a)	218	19,936
PTC, Inc. (a)	2,231	284,118
RingCentral, Inc. (a)	1,701	414,670
Smartsheet, Inc. (a)	2,540	175,285
Splunk, Inc. (a)	3,468	571,596
SS&C Technologies Holdings, Inc.	4,747	377,244
Synopsys, Inc. (a)	3,215	1,071,174
Teradata Corp. (a)	2,299	130,031
The Trade Desk, Inc. (a)	9,082	680,333
Tyler Technologies, Inc. (a)	853	463,367
Unity Software, Inc. (a)	3,153	477,080
Zendesk, Inc. (a)	2,518	256,332
Zscaler, Inc. (a)	1,636	521,655
		20,926,202
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	27,518	403,139
HP, Inc.	25,480	772,808
NetApp, Inc.	4,713	420,871
Pure Storage, Inc. Class A (a)	5,629	151,195
Western Digital Corp. (a)	6,500	339,885
Xerox Holdings Corp.	2,996	53,329
		2,141,227

TOTAL INFORMATION TECHNOLOGY		47,864,802

MATERIALS - 5.2%
Chemicals - 2.5%
Albemarle Corp. U.S.	2,464	617,158
Ashland Global Holdings, Inc.	1,162	111,564
Axalta Coating Systems Ltd. (a)	4,364	136,113
Celanese Corp. Class A	2,353	380,033
CF Industries Holdings, Inc.	4,531	257,361
Corteva, Inc.	15,646	675,125
Diversey Holdings Ltd. (a)	1,064	18,514
Eastman Chemical Co.	2,876	299,190
Element Solutions, Inc.	4,906	111,415
FMC Corp.	2,725	248,002
Huntsman Corp.	4,468	145,567
International Flavors & Fragrances, Inc.	5,279	778,389
LyondellBasell Industries NV Class A	5,564	516,450
NewMarket Corp.	143	48,621
Olin Corp.	3,041	173,276
PPG Industries, Inc.	5,017	805,580
RPM International, Inc.	2,707	236,050
The Chemours Co. LLC	3,491	97,818
The Mosaic Co.	7,313	304,001
The Scotts Miracle-Gro Co. Class A	867	128,715
Valvoline, Inc.	3,842	130,474
Westlake Chemical Corp.	705	68,625
		6,288,041
Construction Materials - 0.5%
Eagle Materials, Inc.	870	129,073
Martin Marietta Materials, Inc.	1,318	517,763
Vulcan Materials Co.	2,799	532,146
		1,178,982
Containers & Packaging - 1.4%
Amcor PLC	32,624	393,772
Aptargroup, Inc.	1,390	167,884
Ardagh Group SA	363	8,939
Avery Dennison Corp.	1,754	381,881
Ball Corp.	6,806	622,613
Berry Global Group, Inc. (a)	2,860	187,444
Crown Holdings, Inc.	2,677	278,381
Graphic Packaging Holding Co.	5,977	119,122
International Paper Co.	8,288	411,665
Packaging Corp. of America	1,987	272,954
Sealed Air Corp.	3,172	188,163
Silgan Holdings, Inc.	1,775	71,355
Sonoco Products Co.	2,082	120,652
WestRock Co.	5,591	268,927
		3,493,752
Metals & Mining - 0.7%
Alcoa Corp.	3,950	181,503
Cleveland-Cliffs, Inc. (a)	9,662	232,951
Nucor Corp.	6,228	695,356
Reliance Steel & Aluminum Co.	1,339	195,708
Royal Gold, Inc.	1,388	137,440
Steel Dynamics, Inc.	4,108	271,457
United States Steel Corp.	5,676	149,790
		1,864,205
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	2,009	118,390
Sylvamo Corp. (a)	736	20,726
		139,116

TOTAL MATERIALS		12,964,096

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Alexandria Real Estate Equities, Inc.	3,269	667,334
American Campus Communities, Inc.	2,907	156,164
American Homes 4 Rent Class A	5,983	242,910
Americold Realty Trust	5,541	163,293
Apartment Income (REIT) Corp.	3,316	177,771
AvalonBay Communities, Inc.	2,949	697,969
Boston Properties, Inc.	3,310	376,148
Brixmor Property Group, Inc.	6,281	147,227
Camden Property Trust (SBI)	2,062	336,312
CoreSite Realty Corp.	927	132,060
Cousins Properties, Inc.	3,141	124,415
CubeSmart	4,246	233,572
CyrusOne, Inc.	2,627	215,467
Douglas Emmett, Inc.	3,508	114,641
Duke Realty Corp.	7,924	445,646
EPR Properties	1,563	78,478
Equity Lifestyle Properties, Inc.	3,675	310,574
Equity Residential (SBI)	7,810	674,784
Essex Property Trust, Inc.	1,373	466,724
Extra Space Storage, Inc.	2,780	548,689
Federal Realty Investment Trust (SBI)	1,636	196,893
First Industrial Realty Trust, Inc.	2,714	158,036
Gaming & Leisure Properties	4,676	226,739
Healthcare Trust of America, Inc.	4,615	154,095
Healthpeak Properties, Inc.	11,422	405,595
Highwoods Properties, Inc. (SBI)	2,168	97,213
Host Hotels & Resorts, Inc. (a)	14,946	251,541
Hudson Pacific Properties, Inc.	3,126	80,495
Invitation Homes, Inc.	12,219	504,034
Iron Mountain, Inc.	6,065	276,807
JBG SMITH Properties	2,634	76,017
Kilroy Realty Corp.	2,464	166,024
Kimco Realty Corp.	12,305	278,093
Lamar Advertising Co. Class A	1,824	206,477
Life Storage, Inc.	1,649	220,653
Medical Properties Trust, Inc.	12,518	267,009
Mid-America Apartment Communities, Inc.	2,442	498,681
National Retail Properties, Inc.	3,687	167,242
Omega Healthcare Investors, Inc.	5,073	148,943
Park Hotels & Resorts, Inc. (a)	4,984	92,354
Rayonier, Inc.	2,982	111,318
Realty Income Corp.	8,247	589,083
Regency Centers Corp.	3,575	251,716
Rexford Industrial Realty, Inc.	2,926	196,627
SBA Communications Corp. Class A	2,296	792,878
Simon Property Group, Inc.	6,911	1,013,014
SL Green Realty Corp.	1,412	98,939
Spirit Realty Capital, Inc.	2,515	123,059
Store Capital Corp.	5,183	177,932
Sun Communities, Inc.	2,425	475,252
UDR, Inc.	6,262	347,729
Ventas, Inc.	8,320	444,038
VEREIT, Inc.	4,856	244,257
VICI Properties, Inc. (b)	12,451	365,437
Vornado Realty Trust	3,721	158,626
Welltower, Inc.	8,959	720,304
Weyerhaeuser Co.	15,884	567,376
WP Carey, Inc.	3,866	298,107
		17,758,811
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	7,077	736,574
Howard Hughes Corp. (a)	880	76,674
Jones Lang LaSalle, Inc. (a)	1,071	276,564
Opendoor Technologies, Inc. (a)	9,523	225,790
		1,315,602

TOTAL REAL ESTATE		19,074,413

UTILITIES - 4.4%
Electric Utilities - 2.0%
Alliant Energy Corp.	5,301	299,878
Avangrid, Inc.	1,209	63,714
Edison International	7,900	497,147
Entergy Corp.	4,244	437,217
Evergy, Inc.	4,843	308,741
Eversource Energy	7,268	617,053
FirstEnergy Corp.	11,529	444,212
Hawaiian Electric Industries, Inc.	2,237	90,733
IDACORP, Inc.	1,070	111,622
NRG Energy, Inc.	5,154	205,593
OGE Energy Corp.	4,219	143,741
PG&E Corp. (a)	31,973	370,887
Pinnacle West Capital Corp.	2,388	154,002
PPL Corp.	16,322	470,074
Xcel Energy, Inc.	11,418	737,489
		4,952,103
Gas Utilities - 0.2%
Atmos Energy Corp.	2,736	252,040
National Fuel Gas Co.	1,854	106,475
UGI Corp.	4,409	191,395
		549,910
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	2,693	111,517
The AES Corp.	13,999	351,795
Vistra Corp.	10,152	198,878
		662,190
Multi-Utilities - 1.5%
Ameren Corp.	5,389	454,239
CenterPoint Energy, Inc.	12,592	327,896
CMS Energy Corp.	6,115	369,040
Consolidated Edison, Inc.	7,496	565,198
DTE Energy Co.	4,093	463,942
MDU Resources Group, Inc.	4,228	129,926
NiSource, Inc.	8,309	204,983
Public Service Enterprise Group, Inc.	10,684	681,639
WEC Energy Group, Inc.	6,691	602,591
		3,799,454
Water Utilities - 0.4%
American Water Works Co., Inc.	3,850	670,593
Essential Utilities, Inc.	4,748	223,488
		894,081

TOTAL UTILITIES		10,857,738

TOTAL COMMON STOCKS
(Cost $180,951,476)		246,952,492

Nonconvertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (a)
(Cost $74)	3	74

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.06% (c)	909,161	909,343
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	2,961,709	2,962,005
TOTAL MONEY MARKET FUNDS
(Cost $3,871,348)		3,871,348
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $184,822,898)		250,823,914
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(3,312,092)
NET ASSETS - 100%		$247,511,822

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Dec. 2021	$557,880	$28,476	$28,476

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$803,571	$15,323,202	$15,217,430	$210	$--	$--	$909,343	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	732,105	15,992,504	13,762,604	5,009	--	--	2,962,005	0.0%
Total	$1,535,676	$31,315,706	$28,980,034	$5,219	$--	$--	$3,871,348

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,184,477	$10,184,477	$--	$--
Consumer Discretionary	31,165,626	31,165,626	--	--
Consumer Staples	7,860,853	7,860,853	--	--
Energy	9,741,092	9,741,092	--	--
Financials	31,126,774	31,126,774	--	--
Health Care	28,414,300	28,414,300	--	--
Industrials	37,698,321	37,698,321	--	--
Information Technology	47,864,802	47,864,802	--	--
Materials	12,964,096	12,964,096	--	--
Real Estate	19,074,487	19,074,487	--	--
Utilities	10,857,738	10,857,738	--	--
Money Market Funds	3,871,348	3,871,348	--	--
Total Investments in Securities:	$250,823,914	$250,823,914	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$28,476	$28,476	$--	$--
Total Assets	$28,476	$28,476	$--	$--
Total Derivative Instruments:	$28,476	$28,476	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$28,476	$0
Total Equity Risk	28,476	0
Total Value of Derivatives	$28,476	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,913,094) — See accompanying schedule: Unaffiliated issuers (cost $180,951,550)	$246,952,566
Fidelity Central Funds (cost $3,871,348)	3,871,348
Total Investment in Securities (cost $184,822,898)		$250,823,914
Segregated cash with brokers for derivative instruments		27,000
Cash		76,607
Receivable for fund shares sold		324,338
Dividends receivable		81,745
Distributions receivable from Fidelity Central Funds		551
Receivable for daily variation margin on futures contracts		300
Total assets		251,334,455
Liabilities
Payable for investments purchased	$736,863
Payable for fund shares redeemed	123,679
Other payables and accrued expenses	116
Collateral on securities loaned	2,961,975
Total liabilities		3,822,633
Net Assets		$247,511,822
Net Assets consist of:
Paid in capital		$178,768,620
Total accumulated earnings (loss)		68,743,202
Net Assets		$247,511,822
Net Asset Value, offering price and redemption price per share ($247,511,822 ÷ 13,761,041 shares)		$17.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$1,410,506
Income from Fidelity Central Funds (including $5,009 from security lending)		5,219
Total income		1,415,725
Expenses
Independent trustees' fees and expenses	307
Total expenses		307
Net investment income (loss)		1,415,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,159,188
Foreign currency transactions	(1)
Futures contracts	5,576
Total net realized gain (loss)		4,164,763
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10,430,301
Futures contracts	16,149
Total change in net unrealized appreciation (depreciation)		10,446,450
Net gain (loss)		14,611,213
Net increase (decrease) in net assets resulting from operations		$16,026,631

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,415,418	$1,754,333
Net realized gain (loss)	4,164,763	971,012
Change in net unrealized appreciation (depreciation)	10,446,450	57,262,856
Net increase (decrease) in net assets resulting from operations	16,026,631	59,988,201
Distributions to shareholders	(835,582)	(2,940,785)
Share transactions
Proceeds from sales of shares	70,813,478	112,103,605
Reinvestment of distributions	579,368	2,139,339
Cost of shares redeemed	(28,406,993)	(70,320,053)
Net increase (decrease) in net assets resulting from share transactions	42,985,853	43,922,891
Total increase (decrease) in net assets	58,176,902	100,970,307
Net Assets
Beginning of period	189,334,920	88,364,613
End of period	$247,511,822	$189,334,920
Other Information
Shares
Sold	4,120,848	7,963,957
Issued in reinvestment of distributions	34,144	153,385
Redeemed	(1,647,855)	(5,058,761)
Net increase (decrease)	2,507,137	3,058,581

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$16.82	$10.78	$12.23	$11.28	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.19	.22	.20	.16	.02
Net realized and unrealized gain (loss)	1.13	6.17	(1.39)	.98	.98	.17
Total from investment operations	1.24	6.36	(1.17)	1.18	1.14	.19
Distributions from net investment income	(.03)	(.20)	(.18)	(.19)	(.04)	–
Distributions from net realized gain	(.04)	(.12)	(.10)	(.05)	(.01)	–
Total distributions	(.07)	(.32)	(.28)	(.23)C	(.05)	–
Net asset value, end of period	$17.99	$16.82	$10.78	$12.23	$11.28	$10.19
Total ReturnD,E	7.40%	59.64%	(9.88)%	10.75%	11.19%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	- %I
Net investment income (loss)	1.30%I	1.35%	1.84%	1.76%	1.46%	1.24%I
Supplemental Data
Net assets, end of period (000 omitted)	$247,512	$189,335	$88,365	$76,766	$54,888	$306
Portfolio turnover rateJ	18%I	26%	38%	25%	25%K	1%L

 A For the period March 9, 2017 (commencement of operations) through April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, short-term gain distributions from underlying funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$70,371,759
Gross unrealized depreciation	(7,320,691)
Net unrealized appreciation (depreciation)	$63,051,068
Tax cost	$187,801,322

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contract may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	63,392,825	19,273,344

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Mid Cap Index Fund	$95	$–

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Flex Mid Cap Index Fund	- %-C
Actual		$1,000.00	$1,074.00	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

At its July 2021 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective August 1, 2021) that lowered the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZMP-SANN-1221
1.9881626.104

Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
AMC Entertainment Holdings, Inc. Class A	0.6
Asana, Inc.	0.3
Crocs, Inc.	0.3
Ovintiv, Inc.	0.3
Tetra Tech, Inc.	0.3
Lattice Semiconductor Corp.	0.3
Intellia Therapeutics, Inc.	0.3
Avis Budget Group, Inc.	0.3
Silicon Laboratories, Inc.	0.3
Saia, Inc.	0.3
3.3

Top Market Sectors as of October 31, 2021

% of fund's net assets
Health Care	19.3
Financials	15.6
Industrials	14.6
Information Technology	14.1
Consumer Discretionary	11.1
Real Estate	6.9
Energy	4.7
Materials	3.8
Communication Services	3.4
Consumer Staples	3.1

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.6%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	879	$56,344
ATN International, Inc.	594	24,223
Bandwidth, Inc. (a)	1,818	155,039
Cogent Communications Group, Inc.	3,357	257,113
Consolidated Communications Holdings, Inc. (a)	5,812	43,009
EchoStar Holding Corp. Class A (a)	3,170	74,368
Globalstar, Inc. (a)	47,944	79,108
IDT Corp. Class B (a)	1,582	76,521
Iridium Communications, Inc. (a)	9,342	378,818
Liberty Latin America Ltd.:
Class A (a)	3,347	40,231
Class C (a)	12,518	150,592
Ooma, Inc. (a)	1,827	42,204
Radius Global Infrastructure, Inc. (a)	4,743	82,196
		1,459,766
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (a)(b)	40,575	1,435,115
Chicken Soup For The Soul Entertainment, Inc. (a)	637	12,453
Cinemark Holdings, Inc. (a)	8,648	162,582
CuriosityStream, Inc. Class A (a)(b)	2,146	21,396
Eros International PLC (a)	17,965	14,686
IMAX Corp. (a)	4,009	75,570
Lions Gate Entertainment Corp.:
Class A (a)	6,548	84,797
Class B (a)	7,129	80,700
LiveOne, Inc. (a)	5,478	12,545
Madison Square Garden Entertainment Corp. (a)	2,106	148,410
Marcus Corp. (a)(b)	1,045	19,406
		2,067,660
Interactive Media & Services - 0.6%
CarGurus, Inc. Class A (a)	7,487	251,114
Cars.com, Inc. (a)	5,337	69,488
Eventbrite, Inc. (a)	6,025	121,946
EverQuote, Inc. Class A (a)	568	7,833
fuboTV, Inc. (a)	10,389	309,696
Liberty TripAdvisor Holdings, Inc. (a)	3,157	9,755
MediaAlpha, Inc. Class A	1,059	18,564
Outbrain, Inc.	717	12,146
QuinStreet, Inc. (a)	4,138	57,932
TrueCar, Inc. (a)	6,551	27,449
Yelp, Inc. (a)	5,665	218,839
Ziff Davis, Inc. (a)	3,427	439,581
		1,544,343
Media - 1.2%
Advantage Solutions, Inc. Class A (a)	6,169	52,683
AMC Networks, Inc. Class A (a)	2,264	90,085
Audacy, Inc. Class A (a)	7,069	22,833
Boston Omaha Corp. (a)	1,431	50,729
Cardlytics, Inc. (a)	2,544	200,111
Clear Channel Outdoor Holdings, Inc. (a)	29,172	84,599
comScore, Inc. (a)	6,003	23,472
Daily Journal Corp. (a)	95	32,606
E.W. Scripps Co. Class A	4,677	86,992
Emerald Holding, Inc. (a)	2,587	10,477
Entravision Communication Corp. Class A	4,741	37,786
Fluent, Inc. (a)	4,532	10,786
Gannett Co., Inc. (a)	10,923	63,353
Gray Television, Inc.	6,744	158,079
Hemisphere Media Group, Inc. (a)	1,485	16,409
iHeartMedia, Inc. (a)	8,731	169,207
Integral Ad Science Holding Corp.	1,395	34,275
John Wiley & Sons, Inc. Class A	3,374	182,770
Liberty Media Corp.:
Liberty Braves Class A (a)	1,037	31,701
Liberty Braves Class C (a)	2,766	82,206
Loral Space & Communications Ltd.	1,017	50,667
Magnite, Inc. (a)	10,260	277,328
Meredith Corp. (a)	3,114	181,359
National CineMedia, Inc.	3,507	11,152
Scholastic Corp.	2,071	74,949
Sinclair Broadcast Group, Inc. Class A	3,737	97,648
Stagwell, Inc. (a)	4,829	41,916
TechTarget, Inc. (a)	2,039	192,298
Tegna, Inc.	17,384	341,769
Thryv Holdings, Inc. (a)	575	18,210
WideOpenWest, Inc. (a)	4,055	77,248
		2,805,703
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)(b)	4,701	76,438
Shenandoah Telecommunications Co.	3,774	104,313
Telephone & Data Systems, Inc.	8,031	150,501
U.S. Cellular Corp. (a)	1,189	36,348
		367,600

TOTAL COMMUNICATION SERVICES		8,245,072

CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.3%
Adient PLC (a)	7,506	312,400
American Axle & Manufacturing Holdings, Inc. (a)	8,843	80,294
Cooper-Standard Holding, Inc. (a)	964	25,006
Dana, Inc.	11,518	255,584
Dorman Products, Inc. (a)	2,088	217,945
Fox Factory Holding Corp. (a)	3,331	536,124
Gentherm, Inc. (a)	2,602	191,585
LCI Industries	1,960	273,694
Modine Manufacturing Co. (a)	4,279	47,069
Motorcar Parts of America, Inc. (a)	1,559	29,496
Patrick Industries, Inc.	1,797	140,004
Standard Motor Products, Inc.	1,629	78,029
Stoneridge, Inc. (a)	1,958	37,163
Tenneco, Inc. (a)	4,696	62,316
The Goodyear Tire & Rubber Co. (a)	21,739	415,650
Visteon Corp. (a)	2,208	249,901
XL Fleet Corp. (Class A) (a)(b)	3,266	17,898
XPEL, Inc. (a)	1,416	107,474
		3,077,632
Automobiles - 0.3%
Arcimoto, Inc. (a)(b)	2,332	27,238
Canoo, Inc. (a)(b)	8,594	68,924
Fisker, Inc. (a)(b)	12,921	207,382
Lordstown Motors Corp. Class A (a)(b)	7,951	41,107
Winnebago Industries, Inc.	2,564	173,557
Workhorse Group, Inc. (a)(b)	8,141	54,789
		572,997
Distributors - 0.0%
Funko, Inc. (a)	2,039	33,419
Diversified Consumer Services - 0.7%
2U, Inc. (a)	5,771	170,475
Adtalem Global Education, Inc. (a)	3,914	144,544
American Public Education, Inc. (a)	1,600	39,984
Carriage Services, Inc.	1,345	69,200
Coursera, Inc.	4,605	160,761
European Wax Center, Inc.	825	26,301
Graham Holdings Co.	302	176,927
Houghton Mifflin Harcourt Co. (a)	9,993	141,801
Laureate Education, Inc. Class A	8,051	139,443
OneSpaWorld Holdings Ltd. (a)	4,386	47,369
Perdoceo Education Corp. (a)	4,862	51,634
PowerSchool Holdings, Inc.	3,391	78,366
Regis Corp. (a)	255	689
StoneMor, Inc. (a)	2,798	7,247
Strategic Education, Inc.	1,929	131,577
Stride, Inc. (a)	3,230	114,665
Vivint Smart Home, Inc. Class A (a)	7,683	69,685
WW International, Inc. (a)	4,125	71,610
		1,642,278
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	4,704	57,295
Bally's Corp. (a)	2,595	118,877
Biglari Holdings, Inc. (a)	54	8,976
BJ's Restaurants, Inc. (a)	1,497	49,880
Bloomin' Brands, Inc. (a)	7,062	152,680
Bluegreen Vacations Holding Corp. Class A (a)	1,190	30,476
Brinker International, Inc. (a)	3,574	149,965
Carrols Restaurant Group, Inc.	3,639	13,355
Century Casinos, Inc. (a)	2,212	32,738
Chuy's Holdings, Inc. (a)	1,305	38,054
Cracker Barrel Old Country Store, Inc.	1,841	245,166
Dave & Buster's Entertainment, Inc. (a)	3,467	128,730
Del Taco Restaurants, Inc.	2,805	23,394
Denny's Corp. (a)	5,026	79,913
Dine Brands Global, Inc. (a)	1,314	111,046
Drive Shack, Inc. (a)	7,037	18,296
El Pollo Loco Holdings, Inc. (a)	1,229	18,066
Esports Technologies, Inc. (a)	909	25,543
Everi Holdings, Inc. (a)	6,713	161,112
F45 Training Holdings, Inc.	1,684	23,121
Fiesta Restaurant Group, Inc. (a)	1,059	11,162
Full House Resorts, Inc. (a)	2,651	26,377
GAN Ltd. (a)	3,279	46,824
Golden Entertainment, Inc. (a)	1,337	69,484
Golden Nugget Online Gaming, Inc. (a)	3,313	55,890
Hall of Fame Resort & Entertainment Co. (a)	3,264	7,507
Hilton Grand Vacations, Inc. (a)	6,711	337,429
International Game Technology PLC (a)	7,874	232,204
Jack in the Box, Inc.	1,735	171,678
Krispy Kreme, Inc.	1,819	23,192
Kura Sushi U.S.A., Inc. Class A (a)	330	14,051
Lindblad Expeditions Holdings (a)	2,620	39,169
Monarch Casino & Resort, Inc. (a)	1,061	76,625
Nathan's Famous, Inc.	249	15,563
NeoGames SA	480	17,832
Noodles & Co. (a)	3,379	41,055
Papa John's International, Inc.	2,589	321,243
PlayAGS, Inc. (a)	1,527	13,468
RCI Hospitality Holdings, Inc.	666	45,155
Red Robin Gourmet Burgers, Inc. (a)	1,373	27,282
Red Rock Resorts, Inc. (a)	4,833	262,964
Rush Street Interactive, Inc. (a)	4,333	87,223
Ruth's Hospitality Group, Inc. (a)	2,190	42,355
Scientific Games Corp. Class A (a)	7,582	606,939
SeaWorld Entertainment, Inc. (a)	4,062	257,937
Shake Shack, Inc. Class A (a)	2,934	202,945
Target Hospitality Corp. (a)	1,647	6,819
Texas Roadhouse, Inc. Class A	5,547	492,629
The Cheesecake Factory, Inc. (a)	3,683	149,677
The ONE Group Hospitality, Inc. (a)	1,653	21,853
Wingstop, Inc.	2,359	406,857
Xponential Fitness, Inc.	779	13,165
		5,631,236
Household Durables - 1.8%
Aterian, Inc. (a)	2,140	13,675
Bassett Furniture Industries, Inc.	840	14,188
Beazer Homes U.S.A., Inc. (a)	2,477	44,858
Casper Sleep, Inc. (a)	2,988	10,876
Cavco Industries, Inc. (a)	726	174,516
Century Communities, Inc.	2,384	159,871
Ethan Allen Interiors, Inc.	1,807	41,940
Flexsteel Industries, Inc.	273	7,644
GoPro, Inc. Class A (a)	9,919	85,403
Green Brick Partners, Inc. (a)	2,524	65,750
Hamilton Beach Brands Holding Co. Class A	291	4,365
Helen of Troy Ltd. (a)	1,892	425,605
Hooker Furnishings Corp.	602	15,176
Hovnanian Enterprises, Inc. Class A (a)	398	33,535
Installed Building Products, Inc.	1,883	239,235
iRobot Corp. (a)(b)	2,182	182,022
KB Home	6,609	265,351
La-Z-Boy, Inc.	3,519	116,972
Landsea Homes Corp. (a)	927	8,389
Legacy Housing Corp. (a)	618	10,970
LGI Homes, Inc. (a)	1,716	256,199
Lifetime Brands, Inc.	955	16,197
Lovesac (a)	1,013	79,024
M.D.C. Holdings, Inc.	4,510	220,900
M/I Homes, Inc. (a)	2,267	129,808
Meritage Homes Corp. (a)	2,952	320,912
Purple Innovation, Inc. (a)	4,676	90,247
Skyline Champion Corp. (a)	4,132	261,638
Snap One Holdings Corp. (a)	1,068	15,593
Sonos, Inc. (a)	9,490	309,564
Taylor Morrison Home Corp. (a)	9,682	295,591
Traeger, Inc. (a)	1,797	33,945
TRI Pointe Homes, Inc. (a)	8,909	215,509
Tupperware Brands Corp. (a)	3,940	87,626
Universal Electronics, Inc. (a)	939	38,668
VOXX International Corp. (a)	1,374	15,540
Vuzix Corp. (a)(b)	4,691	50,147
Weber, Inc.	1,335	22,241
		4,379,690
Internet & Direct Marketing Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	2,140	68,737
1stDibs.com, Inc.	587	10,061
CarParts.com, Inc. (a)	3,945	60,082
Duluth Holdings, Inc. (a)	1,102	15,792
Groupon, Inc. (a)	1,841	39,066
Lands' End, Inc. (a)	1,065	27,988
Liquidity Services, Inc. (a)	2,107	46,523
Overstock.com, Inc. (a)(b)	3,399	323,687
PetMed Express, Inc. (b)	1,604	45,602
Porch Group, Inc. Class A (a)	6,157	129,482
Quotient Technology, Inc. (a)	5,458	35,150
Revolve Group, Inc. (a)	2,812	211,012
Shutterstock, Inc.	1,841	223,037
Stitch Fix, Inc. (a)	4,672	161,651
The RealReal, Inc. (a)	6,411	83,535
Xometry, Inc.	655	35,370
		1,516,775
Leisure Products - 0.5%
Acushnet Holdings Corp.	2,696	137,334
American Outdoor Brands, Inc. (a)	1,209	27,541
AMMO, Inc. (b)	6,780	40,951
Callaway Golf Co. (a)	9,187	248,508
Clarus Corp.	1,956	53,946
Escalade, Inc.	649	12,143
Genius Brands International, Inc. (a)(b)	23,036	32,020
Johnson Outdoors, Inc. Class A	360	38,225
Latham Group, Inc. (a)	1,264	19,466
Malibu Boats, Inc. Class A (a)	1,671	117,989
Marine Products Corp.	395	5,005
MasterCraft Boat Holdings, Inc. (a)	1,575	42,179
Nautilus, Inc. (a)	2,510	25,677
Smith & Wesson Brands, Inc.	3,801	81,722
Sturm, Ruger & Co., Inc.	1,349	106,409
Vista Outdoor, Inc. (a)	4,523	189,242
		1,178,357
Multiline Retail - 0.4%
Big Lots, Inc.	2,719	120,316
Dillard's, Inc. Class A	471	108,867
Franchise Group, Inc.	2,280	83,904
Macy's, Inc.	24,668	652,962
		966,049
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (a)	4,840	191,374
Academy Sports & Outdoors, Inc.	6,099	260,915
America's Car Mart, Inc. (a)	505	60,342
American Eagle Outfitters, Inc.	11,903	282,577
Arko Corp. (a)	9,576	91,834
Asbury Automotive Group, Inc. (a)	1,519	297,283
Barnes & Noble Education, Inc. (a)	2,989	31,026
Bed Bath & Beyond, Inc. (a)	8,344	117,150
Big 5 Sporting Goods Corp. (b)	1,649	39,873
Boot Barn Holdings, Inc. (a)	2,306	240,954
Caleres, Inc.	2,591	59,748
Camping World Holdings, Inc.	3,376	125,756
CarLotz, Inc. Class A (a)	6,235	22,446
Chico's FAS, Inc. (a)	8,858	48,365
Citi Trends, Inc. (a)	702	54,307
Conn's, Inc. (a)	1,408	31,356
Designer Brands, Inc. Class A (a)	4,688	63,429
Genesco, Inc. (a)	1,151	69,739
Group 1 Automotive, Inc.	1,382	248,484
GrowGeneration Corp. (a)	4,251	89,611
Guess?, Inc.	2,878	59,603
Haverty Furniture Companies, Inc.	1,353	38,831
Hibbett, Inc.	1,270	98,349
JOANN, Inc.	1,051	10,741
Kirkland's, Inc. (a)(b)	1,140	25,627
Lazydays Holdings, Inc. (a)	673	14,194
Lumber Liquidators Holdings, Inc. (a)	2,349	42,470
MarineMax, Inc. (a)	1,682	87,111
Monro, Inc.	2,617	161,626
Murphy U.S.A., Inc.	1,887	307,487
National Vision Holdings, Inc. (a)	6,429	396,284
OneWater Marine, Inc. Class A	801	35,516
Party City Holdco, Inc. (a)	8,669	63,024
Rent-A-Center, Inc.	5,198	276,845
Sally Beauty Holdings, Inc. (a)	8,802	134,319
Shift Technologies, Inc. Class A (a)(b)	5,232	35,735
Shoe Carnival, Inc.	1,424	48,231
Signet Jewelers Ltd.	4,084	364,211
Sleep Number Corp. (a)	1,822	160,955
Sonic Automotive, Inc. Class A (sub. vtg.)	1,724	85,217
Sportsman's Warehouse Holdings, Inc. (a)	3,223	55,629
The Aaron's Co., Inc.	2,565	59,995
The Buckle, Inc.	2,350	97,807
The Cato Corp. Class A (sub. vtg.)	1,546	27,256
The Children's Place, Inc. (a)	1,091	90,433
The Container Store Group, Inc. (a)	2,641	29,209
The ODP Corp. (a)	3,734	161,682
Tilly's, Inc.	1,882	26,122
Torrid Holdings, Inc.	1,027	15,446
TravelCenters of America LLC (a)	1,001	53,964
Urban Outfitters, Inc. (a)	5,439	173,667
Winmark Corp.	261	60,766
Zumiez, Inc. (a)	1,786	72,690
		5,797,611
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	4,854	783,678
Fossil Group, Inc. (a)	3,841	45,401
G-III Apparel Group Ltd. (a)	3,487	99,937
Kontoor Brands, Inc.	4,071	215,763
Movado Group, Inc.	1,248	41,558
Oxford Industries, Inc.	1,259	116,734
PLBY Group, Inc. (a)(b)	1,843	51,751
Rocky Brands, Inc.	549	29,948
Steven Madden Ltd.	6,423	289,677
Superior Group of Companies, Inc.	907	23,573
Unifi, Inc. (a)	828	19,889
Vera Bradley, Inc. (a)	2,291	22,475
Wolverine World Wide, Inc.	6,460	214,278
		1,954,662

TOTAL CONSUMER DISCRETIONARY		26,750,706

CONSUMER STAPLES - 3.1%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	4,249	410,113
Coca-Cola Bottling Co. Consolidated	366	146,912
Duckhorn Portfolio, Inc. (a)	1,655	32,008
MGP Ingredients, Inc.	1,127	72,365
National Beverage Corp.	1,830	103,212
Newage, Inc. (a)	12,997	19,236
Primo Water Corp.	12,491	198,607
Zevia PBC	877	9,814
		992,267
Food & Staples Retailing - 0.9%
Andersons, Inc.	2,522	85,899
BJ's Wholesale Club Holdings, Inc. (a)	10,794	630,801
Chefs' Warehouse Holdings (a)	2,526	88,082
HF Foods Group, Inc. (a)	1,772	12,510
Ingles Markets, Inc. Class A	1,028	71,127
Natural Grocers by Vitamin Cottage, Inc.	875	10,658
Performance Food Group Co. (a)	12,013	543,348
PriceSmart, Inc.	1,829	131,597
Rite Aid Corp. (a)	4,273	58,070
SpartanNash Co.	2,813	65,093
Sprouts Farmers Market LLC (a)	9,031	199,946
United Natural Foods, Inc. (a)	4,361	189,224
Village Super Market, Inc. Class A	734	16,346
Weis Markets, Inc.	1,274	71,739
		2,174,440
Food Products - 0.9%
AppHarvest, Inc. (a)(b)	5,619	33,826
B&G Foods, Inc. Class A (b)	5,065	149,114
Cal-Maine Foods, Inc. (a)	2,763	99,634
Calavo Growers, Inc.	1,304	52,421
Fresh Del Monte Produce, Inc.	2,608	87,342
Hostess Brands, Inc. Class A (a)	10,276	194,319
J&J Snack Foods Corp.	1,139	168,059
John B. Sanfilippo & Son, Inc.	555	46,898
Laird Superfood, Inc. (a)	250	4,365
Lancaster Colony Corp.	1,466	249,220
Landec Corp. (a)	2,328	22,628
Limoneira Co.	738	11,904
Mission Produce, Inc.	2,893	54,938
Sanderson Farms, Inc.	1,587	300,657
Seneca Foods Corp. Class A (a)	499	25,763
Tattooed Chef, Inc. (a)(b)	3,819	68,627
The Simply Good Foods Co. (a)	6,696	265,496
Tootsie Roll Industries, Inc.	1,192	37,727
TreeHouse Foods, Inc. (a)	4,126	149,114
Utz Brands, Inc. Class A	4,684	73,024
Vital Farms, Inc. (a)	1,317	21,625
Whole Earth Brands, Inc. Class A (a)	3,127	37,931
		2,154,632
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,320	68,086
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,579	119,150
Energizer Holdings, Inc.	5,451	198,798
Oil-Dri Corp. of America	423	14,729
WD-40 Co.	1,076	244,252
		645,015
Personal Products - 0.5%
BellRing Brands, Inc. Class A (a)	3,102	83,196
Edgewell Personal Care Co.	4,290	150,107
elf Beauty, Inc. (a)	3,837	123,973
Inter Parfums, Inc.	1,393	128,685
MediFast, Inc.	917	179,980
Nature's Sunshine Products, Inc.	1,074	16,958
Nu Skin Enterprises, Inc. Class A	3,867	155,260
Revlon, Inc. (a)	381	3,947
The Beauty Health Co. (a)	6,875	188,856
The Honest Co., Inc. (b)	2,136	19,544
USANA Health Sciences, Inc. (a)	947	91,916
Veru, Inc. (a)	4,764	38,922
		1,181,344
Tobacco - 0.1%
22nd Century Group, Inc. (a)	11,909	32,631
Turning Point Brands, Inc.	1,213	46,300
Universal Corp.	1,989	93,483
Vector Group Ltd.	11,485	152,291
		324,705

TOTAL CONSUMER STAPLES		7,472,403

ENERGY - 4.7%
Energy Equipment & Services - 0.9%
Archrock, Inc.	10,920	89,435
Aspen Aerogels, Inc. (a)	1,728	94,107
Bristow Group, Inc. (a)	1,942	67,193
Cactus, Inc.	4,273	185,876
Championx Corp. (a)	15,974	418,998
DMC Global, Inc. (a)	1,514	63,255
Dril-Quip, Inc. (a)	2,772	65,308
Expro Group Holdings NV (a)	2,164	37,113
FTS International, Inc. Class A (a)	681	18,047
Helix Energy Solutions Group, Inc. (a)	12,565	47,496
Helmerich & Payne, Inc.	8,346	259,060
Liberty Oilfield Services, Inc. Class A (a)	7,254	93,722
Nabors Industries Ltd. (a)	576	59,040
Newpark Resources, Inc. (a)	5,856	19,910
Nextier Oilfield Solutions, Inc. (a)	13,413	59,822
Oceaneering International, Inc. (a)	7,842	106,651
Oil States International, Inc. (a)	2,679	16,235
Patterson-UTI Energy, Inc.	14,987	128,289
ProPetro Holding Corp. (a)	6,522	62,546
RPC, Inc. (a)	5,388	29,041
Select Energy Services, Inc. Class A (a)	3,798	22,826
Solaris Oilfield Infrastructure, Inc. Class A	1,564	11,871
TETRA Technologies, Inc. (a)	9,847	31,806
Tidewater, Inc. (a)	3,524	42,746
U.S. Silica Holdings, Inc. (a)	5,844	56,570
		2,086,963
Oil, Gas & Consumable Fuels - 3.8%
Aemetis, Inc. (a)	2,118	42,148
Alto Ingredients, Inc. (a)	5,958	31,697
Altus Midstream Co.	225	13,910
Antero Resources Corp. (a)	22,477	446,618
Arch Resources, Inc.	1,179	107,383
Berry Corp.	5,379	51,692
Bonanza Creek Energy, Inc.	2,430	136,420
Brigham Minerals, Inc. Class A	3,477	80,597
California Resources Corp. (a)	6,432	296,708
Callon Petroleum Co. (a)	3,159	163,415
Centennial Resource Development, Inc. Class A (a)	14,288	102,874
Centrus Energy Corp. Class A (a)	762	43,183
Chesapeake Energy Corp.	7,698	490,671
Clean Energy Fuels Corp. (a)(b)	12,152	112,041
CNX Resources Corp. (a)	17,089	249,670
Comstock Resources, Inc. (a)	7,285	71,903
CONSOL Energy, Inc. (a)	2,665	73,314
Contango Oil & Gas Co. (a)	11,489	47,450
CVR Energy, Inc.	2,287	43,842
Delek U.S. Holdings, Inc. (a)	5,212	101,373
Denbury, Inc. (a)	3,960	335,254
DHT Holdings, Inc.	11,330	73,758
Dorian LPG Ltd.	2,495	30,239
Earthstone Energy, Inc. (a)	1,931	19,600
Energy Fuels, Inc. (a)(b)	11,593	90,889
Equitrans Midstream Corp.	32,134	331,302
Extraction Oil & Gas, Inc. (a)	1,201	80,023
Falcon Minerals Corp.	2,276	13,383
Frontline Ltd. (NY Shares) (a)(b)	9,483	83,545
Gevo, Inc. (a)(b)	15,257	110,308
Golar LNG Ltd. (a)	8,093	105,452
Green Plains, Inc. (a)	3,774	143,223
HighPeak Energy, Inc.	330	4,663
International Seaways, Inc.	3,799	66,672
Kosmos Energy Ltd. (a)	32,248	116,093
Laredo Petroleum, Inc. (a)	1,002	75,551
Magnolia Oil & Gas Corp. Class A	10,911	227,822
Matador Resources Co.	8,680	363,258
Murphy Oil Corp.	11,515	320,462
National Energy Services Reunited Corp. (a)	2,980	34,866
Nordic American Tanker Shipping Ltd.	13,455	31,619
Northern Oil & Gas, Inc.	4,147	96,045
Oasis Petroleum, Inc.	1,561	188,257
Ovintiv, Inc.	20,597	772,799
Par Pacific Holdings, Inc. (a)	3,685	56,970
PBF Energy, Inc. Class A (a)	7,713	112,687
PDC Energy, Inc.	7,780	406,972
Peabody Energy Corp. (a)	6,304	74,955
Range Resources Corp. (a)	18,774	437,810
Ranger Oil Corp. (a)	1,250	41,300
Renewable Energy Group, Inc. (a)	3,548	227,072
Rex American Resources Corp. (a)	430	37,819
Riley Exploration Permian, Inc.	165	4,377
Scorpio Tankers, Inc.	3,946	63,215
SFL Corp. Ltd.	8,120	64,229
SM Energy Co.	9,443	324,084
Southwestern Energy Co. (a)	53,479	260,978
Talos Energy, Inc. (a)	3,146	40,804
Teekay Corp. (a)	6,044	21,396
Teekay Tankers Ltd. (a)	2,119	29,412
Tellurian, Inc. (a)	28,318	111,007
Ur-Energy, Inc. (a)	14,457	25,155
Uranium Energy Corp. (a)	18,352	68,269
Vine Energy, Inc. Class A	1,976	33,730
W&T Offshore, Inc. (a)	7,429	30,533
Whiting Petroleum Corp. (a)	3,076	200,340
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	224	2,554
warrants 9/1/25 (a)	111	1,198
World Fuel Services Corp.	4,932	150,574
		9,249,432

TOTAL ENERGY		11,336,395

FINANCIALS - 15.6%
Banks - 8.0%
1st Source Corp.	1,295	62,523
Allegiance Bancshares, Inc.	1,606	62,907
Amalgamated Financial Corp.	1,112	20,416
Amerant Bancorp, Inc. Class A (a)	1,565	41,551
American National Bankshares, Inc.	865	32,092
Ameris Bancorp	5,264	275,781
Arrow Financial Corp.	1,068	38,288
Associated Banc-Corp.	11,907	265,288
Atlantic Capital Bancshares, Inc. (a)	1,572	43,246
Atlantic Union Bankshares Corp.	6,107	219,058
Banc of California, Inc.	4,369	88,822
BancFirst Corp.	1,364	88,674
Bancorp, Inc., Delaware (a)	4,104	125,377
Bank First National Corp.	482	34,217
Bank of Marin Bancorp	1,299	49,505
BankUnited, Inc.	7,334	297,467
Banner Corp.	2,767	159,822
Bar Harbor Bankshares	1,219	36,204
Berkshire Hills Bancorp, Inc.	3,815	103,577
Blue Ridge Bankshares, Inc.	1,476	27,085
Brookline Bancorp, Inc., Delaware	6,054	97,167
Bryn Mawr Bank Corp.	1,565	72,522
Business First Bancshares, Inc.	1,590	42,421
Byline Bancorp, Inc.	1,944	50,077
Cadence Bank	14,815	429,931
Cambridge Bancorp	535	49,118
Camden National Corp.	1,128	53,693
Capital Bancorp, Inc.	556	14,150
Capital City Bank Group, Inc.	1,151	30,927
Capstar Financial Holdings, Inc.	1,691	37,151
Carter Bankshares, Inc. (a)	2,161	32,372
Cathay General Bancorp	5,872	247,740
CBTX, Inc.	1,059	28,805
Central Pacific Financial Corp.	2,186	60,093
Century Bancorp, Inc. Class A (non-vtg.)	179	20,612
CIT Group, Inc.	7,822	387,424
Citizens & Northern Corp.	1,200	30,612
City Holding Co.	1,192	94,859
Civista Bancshares, Inc.	1,178	28,343
CNB Financial Corp., Pennsylvania	933	23,950
Coastal Financial Corp. of Washington (a)	766	29,146
Columbia Banking Systems, Inc.	6,256	213,517
Community Bank System, Inc.	4,198	300,871
Community Trust Bancorp, Inc.	1,163	50,800
ConnectOne Bancorp, Inc.	2,869	96,771
CrossFirst Bankshares, Inc. (a)	3,729	53,064
Customers Bancorp, Inc. (a)	2,313	123,260
CVB Financial Corp.	10,222	204,644
Dime Community Bancshares, Inc.	2,768	98,762
Eagle Bancorp, Inc.	2,423	137,118
Eastern Bankshares, Inc.	13,340	277,072
Enterprise Bancorp, Inc.	723	26,859
Enterprise Financial Services Corp.	2,805	131,891
Equity Bancshares, Inc.	1,047	35,033
Farmers National Banc Corp.	2,428	43,267
FB Financial Corp.	2,640	119,671
Fidelity D & D Bancorp, Inc.	266	13,457
Financial Institutions, Inc.	1,220	38,942
First Bancorp, North Carolina	2,749	133,107
First Bancorp, Puerto Rico	16,154	220,502
First Bancshares, Inc.	1,669	67,177
First Bank Hamilton New Jersey	1,223	18,394
First Busey Corp.	4,074	103,846
First Commonwealth Financial Corp.	7,640	116,892
First Community Bankshares, Inc.	1,338	43,378
First Financial Bancorp, Ohio	7,474	177,732
First Financial Bankshares, Inc.	10,248	519,779
First Financial Corp., Indiana	958	41,050
First Foundation, Inc.	3,107	82,677
First Internet Bancorp	780	26,551
First Interstate Bancsystem, Inc.	3,288	136,682
First Merchants Corp.	4,357	181,164
First Mid-Illinois Bancshares, Inc.	1,286	55,401
First Midwest Bancorp, Inc., Delaware	8,846	170,286
First of Long Island Corp.	1,714	34,503
Five Star Bancorp	367	10,063
Flushing Financial Corp.	2,241	53,829
Fulton Financial Corp.	12,513	201,459
German American Bancorp, Inc.	1,820	71,744
Glacier Bancorp, Inc.	8,722	482,239
Great Southern Bancorp, Inc.	772	43,564
Great Western Bancorp, Inc.	4,296	146,279
Guaranty Bancshares, Inc. Texas	560	21,022
Hancock Whitney Corp.	6,778	335,375
Hanmi Financial Corp.	2,072	45,978
HarborOne Bancorp, Inc.	4,057	58,299
HBT Financial, Inc.	700	12,621
Heartland Financial U.S.A., Inc.	3,140	157,377
Heritage Commerce Corp.	4,548	54,531
Heritage Financial Corp., Washington	2,939	73,005
Hilltop Holdings, Inc.	4,935	174,896
Home Bancshares, Inc.	11,911	283,005
HomeTrust Bancshares, Inc.	1,241	37,726
Hope Bancorp, Inc.	9,258	135,074
Horizon Bancorp, Inc. Indiana	3,474	66,249
Howard Bancorp, Inc. (a)	1,120	23,195
Independent Bank Corp.	1,780	40,103
Independent Bank Corp., Massachusetts	2,620	221,390
Independent Bank Group, Inc.	2,987	215,930
International Bancshares Corp.	4,214	178,674
Investors Bancorp, Inc.	17,972	274,972
Lakeland Bancorp, Inc.	3,833	68,917
Lakeland Financial Corp.	1,934	138,997
Live Oak Bancshares, Inc.	2,508	223,663
Macatawa Bank Corp.	2,279	19,144
Mercantile Bank Corp.	1,265	43,478
Metrocity Bankshares, Inc.	1,399	32,877
Metropolitan Bank Holding Corp. (a)	617	56,061
Mid Penn Bancorp, Inc.	811	22,724
Midland States Bancorp, Inc.	1,255	32,203
MidWestOne Financial Group, Inc.	1,228	38,498
MVB Financial Corp.	761	32,487
National Bank Holdings Corp.	2,357	102,223
NBT Bancorp, Inc.	3,307	121,334
Nicolet Bankshares, Inc. (a)	873	62,760
Northrim Bancorp, Inc.	512	22,743
OceanFirst Financial Corp.	4,703	104,266
OFG Bancorp	4,029	104,351
Old National Bancorp, Indiana	13,246	226,242
Old Second Bancorp, Inc.	2,271	30,749
Origin Bancorp, Inc.	1,712	76,355
Orrstown Financial Services, Inc.	858	20,343
Pacific Premier Bancorp, Inc.	7,454	312,993
Park National Corp.	1,133	145,692
Peapack-Gladstone Financial Corp.	1,419	47,607
Peoples Bancorp, Inc.	2,043	65,294
Peoples Financial Services Corp.	558	25,545
Preferred Bank, Los Angeles	1,054	72,273
Primis Financial Corp.	1,944	29,452
QCR Holdings, Inc.	1,191	65,672
RBB Bancorp	1,098	28,186
Red River Bancshares, Inc.	362	18,962
Reliant Bancorp, Inc.	1,238	41,943
Renasant Corp.	4,439	166,063
Republic Bancorp, Inc., Kentucky Class A	711	38,408
Republic First Bancorp, Inc. (a)	2,024	6,274
S&T Bancorp, Inc.	2,086	63,748
Sandy Spring Bancorp, Inc.	3,708	175,982
Seacoast Banking Corp., Florida	4,375	159,381
ServisFirst Bancshares, Inc.	3,865	310,398
Sierra Bancorp	1,214	30,301
Silvergate Capital Corp. (a)	1,928	301,963
Simmons First National Corp. Class A	8,434	252,092
SmartFinancial, Inc.	1,057	27,471
South Plains Financial, Inc.	785	20,457
Southern First Bancshares, Inc. (a)	613	33,022
Southside Bancshares, Inc.	2,450	101,234
Southstate Corp.	5,566	434,649
Spirit of Texas Bancshares, Inc.	1,014	24,671
Stock Yards Bancorp, Inc.	1,888	115,640
Summit Financial Group, Inc.	916	23,019
Texas Capital Bancshares, Inc. (a)	4,014	243,248
The Bank of NT Butterfield & Son Ltd.	3,942	141,518
The First Bancorp, Inc.	879	26,080
Tompkins Financial Corp.	1,118	91,799
TowneBank	5,209	164,188
Trico Bancshares	2,227	97,609
TriState Capital Holdings, Inc. (a)	2,386	71,699
Triumph Bancorp, Inc. (a)	1,854	217,474
Trustmark Corp.	4,960	157,778
UMB Financial Corp.	3,403	336,284
United Bankshares, Inc., West Virginia	9,855	364,536
United Community Bank, Inc.	6,865	239,177
Univest Corp. of Pennsylvania	2,276	65,321
Valley National Bancorp	31,751	421,018
Veritex Holdings, Inc.	3,821	156,470
Washington Trust Bancorp, Inc.	1,329	72,643
WesBanco, Inc.	4,979	173,120
West Bancorp., Inc.	1,219	38,642
Westamerica Bancorp.	2,070	115,423
		19,358,566
Capital Markets - 1.7%
Artisan Partners Asset Management, Inc.	4,638	229,767
Assetmark Financial Holdings, Inc. (a)	1,406	36,050
Associated Capital Group, Inc.	128	4,653
B. Riley Financial, Inc.	1,535	109,998
BGC Partners, Inc. Class A	26,140	140,372
Blucora, Inc. (a)	3,847	63,552
BrightSphere Investment Group, Inc.	4,460	133,711
Cohen & Steers, Inc.	1,949	184,941
Cowen Group, Inc. Class A	2,253	85,006
Diamond Hill Investment Group, Inc.	214	46,408
Donnelley Financial Solutions, Inc. (a)	2,259	86,565
Federated Hermes, Inc.	7,423	247,260
Focus Financial Partners, Inc. Class A (a)	4,710	296,071
GAMCO Investors, Inc. Class A	337	8,914
GCM Grosvenor, Inc. Class A	3,517	40,270
Greenhill & Co., Inc.	1,184	18,612
Hamilton Lane, Inc. Class A	2,686	280,714
Houlihan Lokey	3,995	447,760
Moelis & Co. Class A	4,774	347,261
Open Lending Corp. (a)	8,272	260,733
Oppenheimer Holdings, Inc. Class A (non-vtg.)	736	38,309
Piper Jaffray Companies	1,381	227,437
PJT Partners, Inc.	1,903	155,646
Pzena Investment Management, Inc.	1,175	12,784
Sculptor Capital Management, Inc. Class A	1,611	42,692
StepStone Group, Inc. Class A	3,185	149,631
StoneX Group, Inc. (a)	1,287	88,945
Value Line, Inc.	108	3,721
Virtus Investment Partners, Inc.	576	184,320
WisdomTree Investments, Inc.	10,922	69,792
		4,041,895
Consumer Finance - 0.9%
Atlanticus Holdings Corp. (a)	436	33,786
CURO Group Holdings Corp.	1,648	28,313
Encore Capital Group, Inc. (a)	2,328	125,759
Enova International, Inc. (a)	2,796	90,702
EZCORP, Inc. (non-vtg.) Class A (a)	3,041	22,686
First Cash Financial Services, Inc.	3,098	274,080
Green Dot Corp. Class A (a)	4,189	177,446
LendingClub Corp. (a)	7,702	353,984
LendingTree, Inc. (a)	934	150,738
Navient Corp.	12,854	253,224
Nelnet, Inc. Class A	1,289	106,510
Oportun Financial Corp. (a)	1,680	39,026
PRA Group, Inc. (a)	3,578	153,425
PROG Holdings, Inc.	5,238	211,877
Regional Management Corp.	602	30,750
World Acceptance Corp. (a)	338	62,662
		2,114,968
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	695	52,118
Alerus Financial Corp.	1,268	39,815
Banco Latinoamericano de Comercio Exterior SA Series E	2,100	38,094
Cannae Holdings, Inc. (a)	6,783	231,300
Marlin Business Services Corp.	481	11,025
		372,352
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	3,891	65,797
American Equity Investment Life Holding Co.	6,550	208,749
American National Group, Inc.	563	106,807
Amerisafe, Inc.	1,544	91,544
Argo Group International Holdings, Ltd.	2,474	136,317
Bright Health Group, Inc.	4,376	38,290
BRP Group, Inc. (a)	3,785	138,153
Citizens, Inc. Class A (a)	4,461	28,729
CNO Financial Group, Inc.	10,307	248,811
Crawford & Co. Class A	1,410	12,182
Donegal Group, Inc. Class A	1,405	20,021
eHealth, Inc. (a)	1,673	74,198
Employers Holdings, Inc.	2,273	87,738
Enstar Group Ltd. (a)	953	219,933
Genworth Financial, Inc. Class A (a)	40,214	165,280
Goosehead Insurance	1,404	202,597
Greenlight Capital Re, Ltd. (a)	1,155	8,582
HCI Group, Inc.	452	60,573
Heritage Insurance Holdings, Inc.	850	5,559
Horace Mann Educators Corp.	3,358	131,566
Independence Holding Co.	349	17,118
Investors Title Co.	108	20,930
James River Group Holdings Ltd.	2,966	94,764
Kinsale Capital Group, Inc.	1,722	322,272
Maiden Holdings Ltd. (a)	5,177	16,877
MBIA, Inc. (a)	3,937	61,181
MetroMile, Inc. (a)	755	2,318
National Western Life Group, Inc.	153	32,897
NI Holdings, Inc. (a)	788	15,665
Palomar Holdings, Inc. (a)	1,987	181,711
ProAssurance Corp.	3,399	77,871
RLI Corp.	3,186	345,076
Safety Insurance Group, Inc.	1,160	90,956
Selective Insurance Group, Inc.	4,710	369,123
Selectquote, Inc. (a)	10,722	142,495
Siriuspoint Ltd. (a)	5,955	55,977
State Auto Financial Corp.	1,291	66,241
Stewart Information Services Corp.	2,117	150,667
Tiptree, Inc.	1,809	28,238
Trean Insurance Group, Inc. (a)	787	7,398
Trupanion, Inc. (a)	3,029	310,170
United Fire Group, Inc.	850	17,366
United Insurance Holdings Corp.	361	1,379
Universal Insurance Holdings, Inc.	908	13,411
		4,493,527
Mortgage Real Estate Investment Trusts - 1.3%
Angel Oak Mortgage, Inc.	646	11,460
Apollo Commercial Real Estate Finance, Inc.	11,357	171,945
Arbor Realty Trust, Inc.	10,965	220,506
Ares Commercial Real Estate Corp.	3,756	58,669
Armour Residential REIT, Inc. (b)	3,898	41,007
Blackstone Mortgage Trust, Inc.	11,826	389,075
BrightSpire Capital, Inc.	6,818	66,885
Broadmark Realty Capital, Inc.	10,767	111,115
Chimera Investment Corp.	18,248	284,851
Dynex Capital, Inc.	2,841	49,718
Ellington Financial LLC	3,914	71,157
Franklin BSP Realty Trust, Inc. (a)	2,849	46,752
Granite Point Mortgage Trust, Inc.	4,548	60,943
Great Ajax Corp.	1,896	26,847
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,132	370,373
Invesco Mortgage Capital, Inc. (b)	16,295	51,166
KKR Real Estate Finance Trust, Inc.	2,963	64,327
Ladder Capital Corp. Class A	7,151	85,812
MFA Financial, Inc.	35,341	159,388
New York Mortgage Trust, Inc.	29,961	131,529
Orchid Island Capital, Inc.	13,007	64,515
PennyMac Mortgage Investment Trust	8,153	164,283
Ready Capital Corp.	5,080	78,588
Redwood Trust, Inc.	8,857	120,101
TPG RE Finance Trust, Inc.	3,265	42,674
Two Harbors Investment Corp.	24,777	159,068
		3,102,754
Thrifts & Mortgage Finance - 1.6%
Axos Financial, Inc. (a)	4,440	235,320
Blue Foundry Bancorp	2,310	32,502
Bridgewater Bancshares, Inc. (a)	1,636	29,595
Capitol Federal Financial, Inc.	10,254	124,381
Columbia Financial, Inc. (a)	3,026	56,344
Essent Group Ltd.	8,810	422,880
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	708	89,272
Finance of America Companies, Inc. (a)	3,374	16,161
Flagstar Bancorp, Inc.	4,097	193,337
FS Bancorp, Inc.	629	21,675
Hingham Institution for Savings	111	40,098
Home Bancorp, Inc.	503	21,000
HomeStreet, Inc.	1,629	76,824
Kearny Financial Corp.	6,030	80,923
Luther Burbank Corp.	1,006	14,597
Merchants Bancorp	784	34,833
Meridian Bancorp, Inc. Maryland	3,773	87,534
Meta Financial Group, Inc.	2,489	137,990
Mr. Cooper Group, Inc. (a)	5,563	243,882
NMI Holdings, Inc. (a)	6,767	164,303
Northfield Bancorp, Inc.	3,481	61,092
Northwest Bancshares, Inc.	9,310	128,478
Ocwen Financial Corp. (a)	716	22,490
PCSB Financial Corp.	1,199	22,913
PennyMac Financial Services, Inc.	2,582	160,239
Pioneer Bancorp, Inc. (a)	1,004	12,711
Premier Financial Corp.	2,961	94,397
Provident Bancorp, Inc.	1,250	22,525
Provident Financial Services, Inc.	5,959	147,545
Radian Group, Inc.	14,691	350,674
Southern Missouri Bancorp, Inc.	604	32,858
Trustco Bank Corp., New York	1,531	51,380
Velocity Financial, Inc. (a)	579	7,440
Walker & Dunlop, Inc.	2,308	300,202
Washington Federal, Inc.	5,317	188,009
Waterstone Financial, Inc.	1,623	33,547
WSFS Financial Corp.	3,698	191,593
		3,951,544

TOTAL FINANCIALS		37,435,606

HEALTH CARE - 19.3%
Biotechnology - 9.2%
4D Molecular Therapeutics, Inc.	1,709	41,067
89Bio, Inc. (a)	936	16,474
ACADIA Pharmaceuticals, Inc. (a)	9,625	172,769
Acumen Pharmaceuticals, Inc.	856	12,027
Adagio Theraputics, Inc.	1,676	49,006
Adicet Bio, Inc. (a)	2,105	18,103
Adverum Biotechnologies, Inc. (a)	1,665	3,780
Aeglea BioTherapeutics, Inc. (a)	3,586	26,250
Aerovate Therapeutics, Inc.	847	13,493
Affimed NV (a)	9,499	64,593
Agenus, Inc. (a)	16,771	64,401
Agios Pharmaceuticals, Inc. (a)	4,708	221,276
Akebia Therapeutics, Inc. (a)	9,467	27,170
Akero Therapeutics, Inc. (a)	2,208	47,450
Akouos, Inc. (a)	829	7,726
Albireo Pharma, Inc. (a)	1,584	46,284
Aldeyra Therapeutics, Inc. (a)	4,095	37,265
Alector, Inc. (a)	4,644	100,961
Aligos Therapeutics, Inc.	1,758	28,005
Alkermes PLC (a)	12,640	382,866
Allakos, Inc. (a)	2,762	277,802
Allogene Therapeutics, Inc. (a)	4,592	79,166
Allovir, Inc. (a)	2,375	57,024
Alpine Immune Sciences, Inc. (a)	1,100	13,915
Altimmune, Inc. (a)	3,280	35,424
ALX Oncology Holdings, Inc. (a)	1,388	77,784
Amicus Therapeutics, Inc. (a)	21,110	221,655
AnaptysBio, Inc. (a)	1,554	51,127
Anavex Life Sciences Corp. (a)	5,085	95,293
Anika Therapeutics, Inc. (a)	1,172	48,814
Annexon, Inc. (a)	2,549	41,574
Apellis Pharmaceuticals, Inc. (a)	5,174	159,049
Applied Molecular Transport, Inc. (a)	1,954	44,004
Applied Therapeutics, Inc. (a)	1,198	17,575
AquaBounty Technologies, Inc. (a)	5,022	20,038
Arbutus Biopharma Corp. (a)	7,074	28,508
Arcturus Therapeutics Holdings, Inc. (a)	1,672	75,156
Arcus Biosciences, Inc. (a)	3,623	121,153
Arcutis Biotherapeutics, Inc. (a)	2,261	47,888
Ardelyx, Inc. (a)	195	236
Arena Pharmaceuticals, Inc. (a)	4,883	280,235
Arrowhead Pharmaceuticals, Inc. (a)	8,032	512,602
Atara Biotherapeutics, Inc. (a)	6,089	94,258
Athenex, Inc. (a)	6,928	17,597
Athersys, Inc. (a)(b)	13,160	15,397
Atossa Therapeutics, Inc. (a)	9,454	24,297
Atreca, Inc. (a)	591	3,061
Avid Bioservices, Inc. (a)	4,776	146,528
Avidity Biosciences, Inc. (a)	3,075	69,188
Avita Medical, Inc. (a)	2,103	34,636
AVROBIO, Inc. (a)	1,310	7,362
Beam Therapeutics, Inc. (a)	3,934	349,221
BeyondSpring, Inc. (a)(b)	1,904	26,313
BioAtla, Inc.	818	23,910
BioCryst Pharmaceuticals, Inc. (a)	14,034	209,528
Biohaven Pharmaceutical Holding Co. Ltd. (a)	4,398	625,923
Biomea Fusion, Inc. (a)	889	9,548
BioXcel Therapeutics, Inc. (a)	1,443	42,049
Black Diamond Therapeutics, Inc. (a)	535	4,098
bluebird bio, Inc. (a)	5,557	130,089
Blueprint Medicines Corp. (a)	4,639	521,841
Bolt Biotherapeutics, Inc.	990	12,959
BridgeBio Pharma, Inc. (a)	8,564	422,890
Brooklyn ImmunoTherapeutics, Inc. (a)	2,362	20,124
C4 Therapeutics, Inc.	3,064	136,103
Cardiff Oncology, Inc. (a)	3,434	20,158
CareDx, Inc. (a)	4,038	205,938
Caribou Biosciences, Inc.	1,553	34,337
Catalyst Pharmaceutical Partners, Inc. (a)	7,988	47,129
Cel-Sci Corp. (a)(b)	2,879	32,245
Celcuity, Inc. (a)	799	14,462
Celldex Therapeutics, Inc. (a)	3,625	154,208
Century Therapeutics, Inc.	977	21,953
Cerevel Therapeutics Holdings (a)	3,158	128,373
ChemoCentryx, Inc. (a)	4,306	149,892
Chimerix, Inc. (a)	5,198	27,238
Chinook Therapeutics, Inc. (a)	2,816	30,244
Chinook Therapeutics, Inc. rights (a)(c)	702	35
Clene, Inc. (a)	1,819	9,877
Clovis Oncology, Inc. (a)(b)	8,900	38,537
Codiak Biosciences, Inc.	1,277	18,402
Cogent Biosciences, Inc. (a)	3,128	26,525
Coherus BioSciences, Inc. (a)	5,296	88,602
Cortexyme, Inc. (a)(b)	1,576	20,803
Crinetics Pharmaceuticals, Inc. (a)	3,007	74,965
Cue Biopharma, Inc. (a)	1,997	24,383
Cullinan Oncology, Inc. (b)	2,050	45,551
Curis, Inc. (a)	6,862	44,603
Cytokinetics, Inc. (a)	6,262	218,606
CytomX Therapeutics, Inc. (a)	5,978	35,450
Day One Biopharmaceuticals, Inc. (a)	940	22,974
Deciphera Pharmaceuticals, Inc. (a)	3,273	109,285
Denali Therapeutics, Inc. (a)	7,198	348,023
DermTech, Inc. (a)	1,953	53,415
Design Therapeutics, Inc. (a)	1,221	19,145
Dicerna Pharmaceuticals, Inc. (a)	5,505	114,559
Dynavax Technologies Corp. (a)	8,521	170,164
Dyne Therapeutics, Inc. (a)	2,496	36,217
Eagle Pharmaceuticals, Inc. (a)	945	49,490
Editas Medicine, Inc. (a)	5,416	198,876
Eiger Biopharmaceuticals, Inc. (a)	3,281	22,114
Eliem Therapeutics, Inc.	593	10,330
Emergent BioSolutions, Inc. (a)	3,848	183,434
Enanta Pharmaceuticals, Inc. (a)	1,539	132,123
Epizyme, Inc. (a)	7,054	29,627
Erasca, Inc. (b)	1,644	32,518
Evelo Biosciences, Inc. (a)(b)	2,569	22,736
Fate Therapeutics, Inc. (a)	6,434	346,149
FibroGen, Inc. (a)	4,485	49,873
Finch Therapeutics Group, Inc. (a)	763	10,224
Flexion Therapeutics, Inc. (a)	3,925	36,306
Foghorn Therapeutics, Inc. (b)	1,091	13,845
Forma Therapeutics Holdings, Inc. (a)	2,580	47,885
Fortress Biotech, Inc. (a)	6,335	20,652
Frequency Therapeutics, Inc. (a)	984	6,180
G1 Therapeutics, Inc. (a)(b)	2,523	36,558
Gemini Therapeutics, Inc. (a)	2,272	8,634
Generation Bio Co. (a)	3,533	74,052
Geron Corp. (a)(b)	26,455	40,741
Global Blood Therapeutics, Inc. (a)	4,825	176,209
Gossamer Bio, Inc. (a)	4,302	53,431
Graphite Bio, Inc.	1,402	17,861
Greenwich Lifesciences, Inc. (a)	290	10,254
Gritstone Bio, Inc. (a)	2,993	32,893
Gt Biopharma, Inc. (a)	1,562	10,091
Halozyme Therapeutics, Inc. (a)	11,188	425,927
Harpoon Therapeutics, Inc. (a)	324	2,028
Heron Therapeutics, Inc. (a)	5,780	63,638
Homology Medicines, Inc. (a)	1,531	8,773
Hookipa Pharma, Inc. (a)	588	2,864
Humanigen, Inc. (a)(b)	3,803	27,306
iBio, Inc. (a)	11,495	8,966
Icosavax, Inc. (a)(b)	1,084	28,357
Ideaya Biosciences, Inc. (a)	2,627	56,323
IGM Biosciences, Inc. (a)	661	31,014
Imago BioSciences, Inc.	800	21,296
Immuneering Corp.	675	18,293
Immunic, Inc. (a)	1,843	17,177
ImmunityBio, Inc. (a)	4,959	38,829
ImmunoGen, Inc. (a)	15,812	95,346
Immunovant, Inc. (a)	1,124	9,037
Impel Neuropharma, Inc. (a)	539	5,762
Infinity Pharmaceuticals, Inc. (a)	7,549	19,174
Inhibrx, Inc. (a)	2,191	88,056
Inovio Pharmaceuticals, Inc. (a)(b)	16,211	115,747
Inozyme Pharma, Inc. (a)	449	4,194
Insmed, Inc. (a)	9,209	277,651
Instil Bio, Inc. (a)	1,495	30,453
Intellia Therapeutics, Inc. (a)	5,420	720,752
Intercept Pharmaceuticals, Inc. (a)(b)	1,073	18,091
Invitae Corp. (a)(b)	15,909	421,589
Ironwood Pharmaceuticals, Inc. Class A (a)	11,454	146,268
iTeos Therapeutics, Inc. (a)	1,684	45,047
Iveric Bio, Inc. (a)	8,238	145,813
Janux Therapeutics, Inc.	1,093	26,615
Jounce Therapeutics, Inc. (a)	2,824	24,795
Kadmon Holdings, Inc. (a)	13,773	130,155
Kalvista Pharmaceuticals, Inc. (a)	1,714	30,818
Karuna Therapeutics, Inc. (a)	1,756	246,507
Karyopharm Therapeutics, Inc. (a)	2,806	15,321
Keros Therapeutics, Inc. (a)	1,261	52,609
Kezar Life Sciences, Inc. (a)	2,926	23,408
Kiniksa Pharmaceuticals Ltd. (a)	2,307	23,970
Kinnate Biopharma, Inc.	2,107	50,083
Kodiak Sciences, Inc. (a)	2,652	310,523
Kronos Bio, Inc.	2,409	39,652
Krystal Biotech, Inc. (a)	1,455	72,881
Kura Oncology, Inc. (a)	5,207	85,499
Kymera Therapeutics, Inc. (a)	2,731	160,801
Lexicon Pharmaceuticals, Inc. (a)	5,435	28,751
Ligand Pharmaceuticals, Inc. Class B (a)	1,196	174,544
Lineage Cell Therapeutics, Inc. (a)(b)	10,409	23,733
Lyell Immunopharma, Inc. (b)	1,942	27,071
Macrogenics, Inc. (a)	4,801	93,764
Madrigal Pharmaceuticals, Inc. (a)	956	74,329
Magenta Therapeutics, Inc. (a)	1,807	11,565
MannKind Corp. (a)	19,654	92,570
MEI Pharma, Inc. (a)	9,662	27,247
MeiraGTx Holdings PLC (a)	2,485	53,428
Mersana Therapeutics, Inc. (a)	4,432	37,938
MiMedx Group, Inc. (a)	8,890	60,897
Mirum Pharmaceuticals, Inc. (a)	530	8,416
Molecular Templates, Inc. (a)	2,045	10,675
Monte Rosa Therapeutics, Inc.	965	22,629
Morphic Holding, Inc. (a)	1,645	94,588
Mustang Bio, Inc. (a)	7,777	17,420
Myriad Genetics, Inc. (a)	6,116	188,189
Neoleukin Therapeutics, Inc. (a)	1,243	9,111
Neximmune, Inc.	1,496	17,024
Nkarta, Inc. (a)	1,188	18,628
Nurix Therapeutics, Inc. (a)	2,510	83,960
Nuvalent, Inc. Class A (a)	878	21,450
Ocugen, Inc. (a)(b)	14,542	172,177
Olema Pharmaceuticals, Inc.	2,035	54,945
Omega Therapeutics, Inc. (a)	627	18,421
OncoCyte Corp. (a)	5,356	17,568
Oncorus, Inc. (a)	1,115	11,886
Oncternal Therapeutics, Inc. (a)	3,872	14,210
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Opko Health, Inc. (a)(b)	32,163	121,898
Organogenesis Holdings, Inc. Class A (a)	2,677	29,393
ORIC Pharmaceuticals, Inc. (a)	1,849	27,069
Outlook Therapeutics, Inc. (a)	7,720	15,980
Oyster Point Pharma, Inc. (a)	1,138	13,406
Passage Bio, Inc. (a)	1,458	12,714
PMV Pharmaceuticals, Inc. (a)	2,124	50,169
Portage Biotech, Inc. (a)	436	8,894
Poseida Therapeutics, Inc. (a)	2,645	16,954
Praxis Precision Medicines, Inc.	2,570	53,456
Precigen, Inc. (a)	6,234	30,110
Precision BioSciences, Inc. (a)	4,154	39,421
Prelude Therapeutics, Inc. (a)	332	5,837
Prometheus Biosciences, Inc. (a)	918	29,247
Protagonist Therapeutics, Inc. (a)	3,567	111,148
Prothena Corp. PLC (a)	2,759	152,711
PTC Therapeutics, Inc. (a)	5,603	212,522
Puma Biotechnology, Inc. (a)	923	4,707
Radius Health, Inc. (a)	3,771	81,454
Rallybio Corp. (a)	609	10,871
RAPT Therapeutics, Inc. (a)	1,740	54,949
Recursion Pharmaceuticals, Inc. (a)(b)	2,305	44,141
REGENXBIO, Inc. (a)	3,172	112,416
Relay Therapeutics, Inc. (a)	4,766	158,470
Reneo Pharmaceuticals, Inc. (a)	693	4,546
Replimune Group, Inc. (a)	2,432	71,768
Revolution Medicines, Inc. (a)	4,695	138,174
Rhythm Pharmaceuticals, Inc. (a)	3,457	39,790
Rigel Pharmaceuticals, Inc. (a)	14,807	49,752
Rocket Pharmaceuticals, Inc. (a)	3,297	97,954
Rubius Therapeutics, Inc. (a)	3,411	48,470
Sana Biotechnology, Inc.	6,881	142,712
Sangamo Therapeutics, Inc. (a)	9,553	77,570
Scholar Rock Holding Corp. (a)	2,252	59,228
Selecta Biosciences, Inc. (a)	7,852	28,189
Sensei Biotherapeutics, Inc.	1,887	16,398
Sera Prognostics, Inc.	494	5,103
Seres Therapeutics, Inc. (a)	5,494	33,404
Sesen Bio, Inc. (a)(b)	16,767	20,288
Shattuck Labs, Inc.	1,741	33,601
Sigilon Therapeutics, Inc.	596	3,212
Silverback Therapeutics, Inc.	666	5,748
Solid Biosciences, Inc. (a)	2,921	5,930
Sorrento Therapeutics, Inc. (a)(b)	22,262	152,717
Spectrum Pharmaceuticals, Inc. (a)	7,521	13,763
Spero Therapeutics, Inc. (a)	2,150	37,754
Springworks Therapeutics, Inc. (a)	2,326	155,982
SQZ Biotechnologies Co.	1,547	20,714
Stoke Therapeutics, Inc. (a)	1,606	36,665
Summit Therapeutics, Inc. (a)	2,294	11,837
Surface Oncology, Inc. (a)	3,041	22,564
Sutro Biopharma, Inc. (a)	3,565	71,870
Syndax Pharmaceuticals, Inc. (a)	3,674	71,459
Syros Pharmaceuticals, Inc. (a)	4,787	19,770
Talaris Therapeutics, Inc. (a)	823	13,900
Taysha Gene Therapies, Inc. (a)	1,929	30,170
TCR2 Therapeutics, Inc. (a)	773	4,870
Tenaya Therapeutics, Inc. (a)(b)	1,135	29,181
TG Therapeutics, Inc. (a)	10,150	316,883
TONIX Pharmaceuticals Holding (a)	32,975	18,202
Travere Therapeutics, Inc. (a)	4,659	134,226
Trevena, Inc. (a)	16,817	16,985
Trillium Therapeutics, Inc. (a)	7,918	143,395
Turning Point Therapeutics, Inc. (a)	3,597	149,563
Twist Bioscience Corp. (a)	3,740	444,312
UroGen Pharma Ltd. (a)(b)	1,028	17,682
Vanda Pharmaceuticals, Inc. (a)	4,427	75,790
Vaxart, Inc. (a)	9,563	64,168
Vaxcyte, Inc. (a)	2,704	63,274
VBI Vaccines, Inc. (a)(b)	15,353	44,524
Vera Therapeutics, Inc. (a)	597	11,552
Veracyte, Inc. (a)	5,358	256,541
Verastem, Inc. (a)	14,409	37,463
Vericel Corp. (a)	3,683	169,492
Verve Therapeutics, Inc.	1,261	58,498
Viking Therapeutics, Inc. (a)	6,163	35,869
Vincerx Pharma, Inc. (a)	1,213	16,946
Vir Biotechnology, Inc. (a)	4,760	179,595
Viracta Therapeutics, Inc. (a)	3,071	18,057
VistaGen Therapeutics, Inc. (a)	15,493	35,479
Vor Biopharma, Inc. (a)	1,571	24,712
Werewolf Therapeutics, Inc. (a)	687	10,765
Xbiotech, Inc.	1,573	23,060
Xencor, Inc. (a)	4,554	180,156
XOMA Corp. (a)	556	13,900
Y-mAbs Therapeutics, Inc. (a)	2,857	70,168
Zentalis Pharmaceuticals, Inc. (a)	2,829	227,565
ZIOPHARM Oncology, Inc. (a)	12,080	18,120
		22,217,766
Health Care Equipment & Supplies - 3.5%
Accelerate Diagnostics, Inc. (a)	1,362	8,036
Accuray, Inc. (a)	7,856	39,201
Acutus Medical, Inc. (a)	880	6,899
Alphatec Holdings, Inc. (a)	5,850	68,621
Angiodynamics, Inc. (a)	2,922	83,569
Apyx Medical Corp. (a)	2,445	34,964
Asensus Surgical, Inc. (a)(b)	18,673	31,557
Aspira Women's Health, Inc. (a)	6,556	21,963
Atricure, Inc. (a)	3,508	263,310
Atrion Corp.	110	80,080
Avanos Medical, Inc. (a)	3,816	120,357
AxoGen, Inc. (a)	2,486	37,762
Axonics Modulation Technologies, Inc. (a)	3,659	268,388
BioLife Solutions, Inc. (a)	1,970	104,706
Bioventus, Inc.	1,383	20,789
Butterfly Network, Inc. Class A (a)(b)	14,612	150,796
Cardiovascular Systems, Inc. (a)	3,149	110,467
Cerus Corp. (a)	13,813	91,166
ClearPoint Neuro, Inc. (a)	1,586	26,534
CONMED Corp.	2,288	334,689
Cryolife, Inc. (a)	3,085	63,674
CryoPort, Inc. (a)	3,212	261,906
Cutera, Inc. (a)	1,413	60,759
CVRx, Inc.	751	12,699
CytoSorbents Corp. (a)	3,700	21,793
DarioHealth Corp. (a)	1,210	19,784
Eargo, Inc. (a)	168	1,478
Glaukos Corp. (a)	3,524	161,082
Haemonetics Corp. (a)	4,000	274,840
Heska Corp. (a)	755	168,765
Inari Medical, Inc. (a)	2,707	245,038
Inogen, Inc. (a)	1,182	46,866
Integer Holdings Corp. (a)	2,590	233,152
Intersect ENT, Inc. (a)	2,686	72,441
Invacare Corp. (a)	3,280	16,203
IRadimed Corp. (a)	524	19,556
iRhythm Technologies, Inc. (a)	2,282	160,059
Lantheus Holdings, Inc. (a)	5,296	123,873
Lantheus Holdings, Inc. rights (a)(c)	4,219	0
LeMaitre Vascular, Inc.	1,503	78,171
LivaNova PLC (a)	4,208	322,838
Meridian Bioscience, Inc. (a)	3,430	64,518
Merit Medical Systems, Inc. (a)	4,041	271,798
Mesa Laboratories, Inc.	392	119,834
Misonix, Inc. (a)	979	25,983
Natus Medical, Inc. (a)	2,332	58,417
Neogen Corp. (a)	8,407	355,700
Neuronetics, Inc. (a)	440	2,288
NeuroPace, Inc. (a)	691	10,476
Nevro Corp. (a)	2,745	312,216
NuVasive, Inc. (a)	4,086	218,029
OraSure Technologies, Inc. (a)	5,732	61,160
Ortho Clinical Diagnostics Holdings PLC	8,771	173,403
Orthofix International NV (a)	1,437	51,703
OrthoPediatrics Corp. (a)	1,109	78,928
Outset Medical, Inc. (a)	3,658	194,862
PAVmed, Inc. (a)	5,735	31,141
Pulmonx Corp.	2,124	82,687
Pulse Biosciences, Inc. (a)	1,161	24,485
Quotient Ltd. (a)	2,216	5,606
Retractable Technologies, Inc. (a)	1,495	14,143
RxSight, Inc.	780	9,344
Seaspine Holdings Corp. (a)	2,692	40,272
Senseonics Holdings, Inc. (a)(b)	34,147	119,515
Shockwave Medical, Inc. (a)	2,661	568,656
SI-BONE, Inc. (a)	2,734	61,652
Sientra, Inc. (a)	5,106	29,921
Sight Sciences, Inc.	927	25,001
Silk Road Medical, Inc. (a)	2,715	159,398
Soliton, Inc. (a)	813	16,740
Staar Surgical Co. (a)	3,751	444,343
Stereotaxis, Inc. (a)	3,268	19,281
SurModics, Inc. (a)	1,086	60,447
Tactile Systems Technology, Inc. (a)	1,243	42,871
Talis Biomedical Corp.	178	952
TransMedics Group, Inc. (a)	2,079	57,027
Treace Medical Concepts, Inc. (a)	934	21,538
Utah Medical Products, Inc.	274	26,531
Vapotherm, Inc. (a)	1,793	41,006
Varex Imaging Corp. (a)	3,019	81,060
ViewRay, Inc. (a)	11,035	80,666
Zynex, Inc. (a)	1,605	20,111
		8,352,540
Health Care Providers & Services - 2.9%
1Life Healthcare, Inc. (a)	9,125	197,648
Accolade, Inc. (a)	4,052	161,229
AdaptHealth Corp. (a)	5,747	156,606
Addus HomeCare Corp. (a)	1,234	115,379
Agiliti, Inc. (a)	1,896	42,755
Alignment Healthcare, Inc. (a)	2,145	42,600
AMN Healthcare Services, Inc. (a)	3,715	366,671
Apollo Medical Holdings, Inc. (a)(b)	2,976	204,243
Apria, Inc.	1,218	45,590
Aveanna Healthcare Holdings, Inc. (a)	956	7,380
Biodesix, Inc. (a)	1,262	9,515
Brookdale Senior Living, Inc. (a)	14,899	96,844
Castle Biosciences, Inc. (a)	1,720	107,242
Community Health Systems, Inc. (a)	9,749	127,712
Corvel Corp. (a)	667	122,208
Covetrus, Inc. (a)	8,275	167,072
Cross Country Healthcare, Inc. (a)	2,841	58,894
Exagen, Inc. (a)	713	8,285
Fulgent Genetics, Inc. (a)(b)	1,631	135,243
Hanger, Inc. (a)	3,171	59,234
HealthEquity, Inc. (a)	6,481	428,913
InfuSystems Holdings, Inc. (a)	1,587	26,392
LHC Group, Inc. (a)	2,438	328,130
LifeStance Health Group, Inc. (b)	3,790	45,404
Magellan Health Services, Inc. (a)	1,802	170,884
MEDNAX, Inc. (a)	5,979	162,808
Modivcare, Inc. (a)	986	160,491
National Healthcare Corp.	987	69,031
National Research Corp. Class A	946	40,962
Ontrak, Inc. (a)	275	2,365
Option Care Health, Inc. (a)	11,883	324,762
Owens & Minor, Inc.	5,726	205,449
Patterson Companies, Inc.	6,786	212,130
Pennant Group, Inc. (a)	2,011	51,421
PetIQ, Inc. Class A (a)	2,258	56,563
Privia Health Group, Inc. (a)	1,673	42,996
Progyny, Inc. (a)	5,000	307,150
R1 RCM, Inc. (a)	9,444	204,935
RadNet, Inc. (a)	3,650	113,479
Select Medical Holdings Corp.	8,738	290,276
Sharps Compliance Corp. (a)	1,457	12,020
SOC Telemed, Inc. Class A (a)	1,787	3,931
Surgery Partners, Inc. (a)	2,487	102,315
Tenet Healthcare Corp. (a)	8,347	598,146
The Ensign Group, Inc.	4,104	320,153
The Joint Corp. (a)	1,094	95,703
Tivity Health, Inc.(a)	3,370	84,317
Triple-S Management Corp. (a)	1,835	64,757
U.S. Physical Therapy, Inc.	1,035	111,635
Viemed Healthcare, Inc. (a)	979	5,610
		6,875,478
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (a)	10,060	138,627
American Well Corp. (a)	14,762	132,858
Castlight Health, Inc. Class B (a)	10,448	18,806
Computer Programs & Systems, Inc. (a)	1,182	42,670
Convey Holding Parent, Inc.	1,301	9,627
Evolent Health, Inc. (a)	6,083	178,049
Forian, Inc. (a)	1,552	15,737
Health Catalyst, Inc. (a)	4,035	212,402
HealthStream, Inc. (a)	1,869	49,734
iCAD, Inc. (a)	1,386	14,622
Inovalon Holdings, Inc. Class A (a)	5,930	241,885
Inspire Medical Systems, Inc. (a)	2,123	572,318
MultiPlan Corp. Class A (a)	16,335	70,404
Nextgen Healthcare, Inc. (a)	4,655	76,621
Omnicell, Inc. (a)	3,392	604,285
OptimizeRx Corp. (a)	1,364	131,899
Phreesia, Inc. (a)	3,889	274,330
Schrodinger, Inc. (a)	3,629	198,071
Simulations Plus, Inc.	1,043	52,672
Tabula Rasa HealthCare, Inc. (a)	1,880	51,042
Vocera Communications, Inc. (a)	2,759	156,104
		3,242,763
Life Sciences Tools & Services - 1.0%
Absci Corp.	1,157	16,973
Akoya Biosciences, Inc. (a)	729	9,659
Alpha Teknova, Inc.	578	13,288
Berkeley Lights, Inc. (a)	3,903	90,745
BioNano Genomics, Inc. (a)(b)	22,162	112,583
ChromaDex, Inc. (a)(b)	3,880	24,017
Codex DNA, Inc.	768	7,096
Codexis, Inc. (a)	4,774	165,992
Cytek Biosciences, Inc.	1,286	29,334
Fluidigm Corp. (a)(b)	5,972	30,756
Harvard Bioscience, Inc. (a)	3,263	24,570
Inotiv, Inc. (a)	1,003	48,535
MaxCyte, Inc.	1,372	15,421
Medpace Holdings, Inc. (a)	2,275	515,401
Nanostring Technologies, Inc. (a)	3,577	172,769
NeoGenomics, Inc. (a)	8,968	412,528
Pacific Biosciences of California, Inc. (a)	15,346	406,362
Personalis, Inc. (a)	3,015	59,154
Quanterix Corp. (a)	2,469	124,956
Rapid Micro Biosystems, Inc.	688	14,028
Seer, Inc.	3,333	123,054
Singular Genomics Systems, Inc. (a)	1,035	14,335
		2,431,556
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)	18,638	23,670
Aclaris Therapeutics, Inc. (a)	4,065	70,528
Aerie Pharmaceuticals, Inc. (a)	2,446	26,001
Amneal Pharmaceuticals, Inc. (a)	8,308	45,611
Amphastar Pharmaceuticals, Inc. (a)	3,123	58,338
Ampio Pharmaceuticals, Inc. (a)(b)	16,286	25,406
Angion Biomedica Corp.	1,944	8,106
ANI Pharmaceuticals, Inc. (a)	857	32,035
Antares Pharma, Inc. (a)	14,022	52,442
Arvinas Holding Co. LLC (a)	3,437	297,575
Atea Pharmaceuticals, Inc.	4,707	54,789
Athira Pharma, Inc. (a)	1,780	23,265
Avalo Therapeutics, Inc. (a)	5,894	13,792
Axsome Therapeutics, Inc. (a)(b)	2,252	86,702
Biodelivery Sciences International, Inc. (a)	8,203	33,468
Cara Therapeutics, Inc. (a)	3,226	54,294
Cassava Sciences, Inc. (a)(b)	3,015	130,037
Citius Pharmaceuticals, Inc. (a)	6,955	13,006
Collegium Pharmaceutical, Inc. (a)	2,880	56,534
Corcept Therapeutics, Inc. (a)	7,394	133,092
CorMedix, Inc. (a)	3,419	16,616
CymaBay Therapeutics, Inc. (a)	6,990	27,261
Cyteir Therapeutics, Inc.	743	13,307
Durect Corp. (a)	21,859	27,980
Edgewise Therapeutics, Inc. (a)	1,144	18,876
Endo International PLC (a)	18,284	77,707
Esperion Therapeutics, Inc. (a)(b)	220	1,967
Evolus, Inc. (a)	2,763	21,607
Eyepoint Pharmaceuticals, Inc. (a)	1,804	20,692
Fulcrum Therapeutics, Inc. (a)	2,132	47,202
Harmony Biosciences Holdings, Inc. (a)	1,834	76,056
Ikena Oncology, Inc. (a)	1,004	10,793
Innoviva, Inc. (a)	3,432	59,888
Intra-Cellular Therapies, Inc. (a)	5,644	243,087
Kala Pharmaceuticals, Inc. (a)	645	1,122
Kaleido Biosciences, Inc. (a)	2,032	8,738
KemPharm, Inc. (a)(b)	2,414	22,933
Landos Biopharma, Inc.	457	6,151
Marinus Pharmaceuticals, Inc. (a)	3,274	37,651
Mind Medicine (MindMed), Inc. (a)	27,936	70,399
NGM Biopharmaceuticals, Inc. (a)	2,577	47,597
Nuvation Bio, Inc. (a)	5,451	49,986
Ocular Therapeutix, Inc. (a)	5,152	34,209
Omeros Corp. (a)(b)	3,295	20,660
Oramed Pharmaceuticals, Inc. (a)(b)	2,420	56,652
Pacira Biosciences, Inc. (a)	3,501	183,032
Paratek Pharmaceuticals, Inc. (a)	4,599	23,087
Phathom Pharmaceuticals, Inc. (a)	1,710	40,236
Phibro Animal Health Corp. Class A	1,161	25,472
Pliant Therapeutics, Inc. (a)	1,208	19,243
Prestige Brands Holdings, Inc. (a)	3,919	235,101
Provention Bio, Inc. (a)(b)	4,902	30,687
Rain Therapeutics, Inc. (a)	757	11,794
Reata Pharmaceuticals, Inc. (a)	2,182	209,494
Relmada Therapeutics, Inc. (a)	1,387	32,553
Revance Therapeutics, Inc. (a)	4,705	64,694
Seelos Therapeutics, Inc. (a)	8,141	17,585
SIGA Technologies, Inc. (a)	4,191	30,217
Supernus Pharmaceuticals, Inc. (a)	3,932	117,370
Tarsus Pharmaceuticals, Inc. (a)	708	19,654
Terns Pharmaceuticals, Inc.	518	4,921
TherapeuticsMD, Inc. (a)(b)	21,034	15,313
Theravance Biopharma, Inc. (a)	2,925	22,727
Verrica Pharmaceuticals, Inc. (a)	1,210	15,234
WAVE Life Sciences (a)	1,843	8,459
Zogenix, Inc. (a)	3,222	49,393
		3,434,094

TOTAL HEALTH CARE		46,554,197

INDUSTRIALS - 14.6%
Aerospace & Defense - 0.6%
AAR Corp. (a)	2,725	96,383
Aerojet Rocketdyne Holdings, Inc.	5,796	255,082
AeroVironment, Inc. (a)	1,794	159,863
AerSale Corp. (a)	721	16,122
Astronics Corp. (a)	1,225	15,803
Byrna Technologies, Inc. (a)	1,522	25,646
Ducommun, Inc. (a)	932	45,099
Kaman Corp.	2,191	78,416
Kratos Defense & Security Solutions, Inc. (a)	9,792	209,451
Maxar Technologies, Inc.	5,704	151,441
Moog, Inc. Class A	2,313	174,701
National Presto Industries, Inc.	305	25,361
PAE, Inc. (a)	5,694	56,484
Park Aerospace Corp.	1,757	22,999
Parsons Corp. (a)	2,062	71,428
Triumph Group, Inc. (a)	5,105	104,397
Vectrus, Inc. (a)	928	44,943
		1,553,619
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	4,723	117,555
Atlas Air Worldwide Holdings, Inc. (a)	2,255	182,926
Echo Global Logistics, Inc. (a)	2,094	100,994
Forward Air Corp.	2,155	216,707
Hub Group, Inc. Class A (a)	2,602	204,439
Radiant Logistics, Inc. (a)	3,356	22,586
		845,207
Airlines - 0.3%
Allegiant Travel Co. (a)	1,190	208,571
Frontier Group Holdings, Inc. (a)	2,895	45,307
Hawaiian Holdings, Inc. (a)	3,368	65,171
Mesa Air Group, Inc. (a)	2,120	15,985
SkyWest, Inc. (a)	4,036	173,669
Spirit Airlines, Inc. (a)	7,658	167,327
Sun Country Airlines Holdings, Inc. (a)	2,130	64,496
		740,526
Building Products - 1.2%
AAON, Inc.	3,287	235,514
American Woodmark Corp. (a)	1,149	78,982
Apogee Enterprises, Inc.	2,029	85,076
Caesarstone Sdot-Yam Ltd.	1,289	16,087
Cornerstone Building Brands, Inc. (a)	4,366	62,477
CSW Industrials, Inc.	1,163	161,215
Gibraltar Industries, Inc. (a)	2,579	168,048
Griffon Corp.	3,762	99,655
Insteel Industries, Inc.	1,463	59,500
Jeld-Wen Holding, Inc. (a)	6,707	183,839
Masonite International Corp. (a)	1,916	229,939
PGT Innovations, Inc. (a)	4,211	89,905
Quanex Building Products Corp.	2,319	48,050
Resideo Technologies, Inc. (a)	11,413	281,445
Simpson Manufacturing Co. Ltd.	3,416	362,403
UFP Industries, Inc.	4,724	386,565
View, Inc. Class A (a)(b)	7,806	41,684
Zurn Water Solutions Corp.	9,556	346,692
		2,937,076
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	5,347	235,321
ACCO Brands Corp.	7,248	59,941
Brady Corp. Class A	3,709	193,202
BrightView Holdings, Inc. (a)	3,424	54,305
Casella Waste Systems, Inc. Class A (a)	3,881	336,560
CECO Environmental Corp. (a)	2,950	20,296
Cimpress PLC (a)	1,324	118,260
CompX International, Inc. Class A	124	2,678
CoreCivic, Inc. (a)	9,356	80,555
Covanta Holding Corp.	9,323	188,138
Deluxe Corp.	3,307	117,961
Ennis, Inc.	2,100	39,774
Harsco Corp. (a)	6,339	108,397
Healthcare Services Group, Inc.	5,683	109,057
Heritage-Crystal Clean, Inc. (a)	1,268	43,962
Herman Miller, Inc.	5,964	232,119
HNI Corp.	3,393	126,898
Interface, Inc.	3,989	57,282
KAR Auction Services, Inc. (a)	9,496	139,306
Kimball International, Inc. Class B	1,666	18,109
Matthews International Corp. Class A	2,202	75,683
Montrose Environmental Group, Inc. (a)	1,839	126,063
NL Industries, Inc.	812	4,685
Pitney Bowes, Inc.	14,121	98,000
R.R. Donnelley & Sons Co. (a)	5,480	35,072
SP Plus Corp. (a)	1,924	62,049
Steelcase, Inc. Class A	7,290	86,751
Team, Inc. (a)	601	1,454
Tetra Tech, Inc.	4,251	746,731
The Brink's Co.	3,881	267,323
U.S. Ecology, Inc. (a)	1,818	58,521
UniFirst Corp.	1,185	234,583
Viad Corp. (a)	1,663	73,787
VSE Corp.	866	48,106
		4,200,929
Construction & Engineering - 1.4%
Ameresco, Inc. Class A (a)	2,456	201,711
API Group Corp. (a)	15,598	339,724
Arcosa, Inc.	3,858	199,574
Argan, Inc.	1,145	47,243
Comfort Systems U.S.A., Inc.	2,790	255,201
Concrete Pumping Holdings, Inc. (a)	1,956	16,822
Construction Partners, Inc. Class A (a)	2,291	81,583
Dycom Industries, Inc. (a)	2,372	188,384
EMCOR Group, Inc.	4,162	505,641
Fluor Corp. (a)	11,273	219,147
Granite Construction, Inc.	3,627	134,634
Great Lakes Dredge & Dock Corp. (a)	5,155	78,459
IES Holdings, Inc. (a)	640	31,904
Infrastructure and Energy Alternatives, Inc. (a)	2,352	26,037
INNOVATE Corp. (a)	4,203	16,602
Matrix Service Co. (a)	2,263	23,150
MYR Group, Inc. (a)	1,307	133,510
Northwest Pipe Co. (a)	918	21,812
NV5 Global, Inc. (a)	1,038	108,087
Primoris Services Corp.	4,248	114,484
Sterling Construction Co., Inc. (a)	2,267	54,499
Tutor Perini Corp. (a)	2,811	38,286
Willscot Mobile Mini Holdings (a)	16,521	574,105
		3,410,599
Electrical Equipment - 1.1%
Advent Technologies Holdings, Inc. Class A (a)	1,475	14,145
Allied Motion Technologies, Inc.	979	34,412
American Superconductor Corp. (a)	2,328	42,789
Array Technologies, Inc.	10,196	217,685
Atkore, Inc. (a)	3,601	340,403
AZZ, Inc.	1,879	99,831
Babcock & Wilcox Enterprises, Inc. (a)	4,434	30,284
Beam Global (a)	768	24,192
Blink Charging Co. (a)(b)	2,908	92,474
Bloom Energy Corp. Class A (a)	11,051	345,454
Encore Wire Corp.	1,575	211,145
EnerSys	3,349	268,054
Eos Energy Enterprises, Inc. (a)(b)	3,508	37,009
FTC Solar, Inc. (a)	1,676	15,989
FuelCell Energy, Inc. (a)(b)	25,702	205,359
GrafTech International Ltd.	16,015	171,361
Powell Industries, Inc.	827	21,386
Preformed Line Products Co.	236	16,378
Romeo Power, Inc. (a)	10,407	45,166
Stem, Inc. (a)(b)	3,883	92,066
Thermon Group Holdings, Inc. (a)	2,516	43,476
TPI Composites, Inc. (a)	2,913	97,964
Vicor Corp. (a)	1,667	252,701
		2,719,723
Industrial Conglomerates - 0.1%
Raven Industries, Inc. (a)	2,783	160,913
Machinery - 3.6%
AgEagle Aerial Systems, Inc. (a)	4,692	13,466
Alamo Group, Inc.	780	117,936
Albany International Corp. Class A	2,415	194,770
Altra Industrial Motion Corp.	5,140	268,051
Astec Industries, Inc.	1,583	84,501
Barnes Group, Inc.	3,689	154,717
Blue Bird Corp. (a)	1,210	23,728
Chart Industries, Inc. (a)	2,878	510,903
CIRCOR International, Inc. (a)	1,568	44,751
Columbus McKinnon Corp. (NY Shares)	2,223	105,081
Commercial Vehicle Group, Inc. (a)	2,676	26,867
Desktop Metal, Inc. (a)(b)	12,263	85,718
Douglas Dynamics, Inc.	1,837	77,705
Energy Recovery, Inc. (a)	3,355	68,174
Enerpac Tool Group Corp. Class A	4,690	97,974
EnPro Industries, Inc.	1,606	143,994
ESCO Technologies, Inc.	1,983	167,682
Evoqua Water Technologies Corp. (a)	9,093	380,360
ExOne Co. (a)	1,390	31,998
Federal Signal Corp.	4,710	201,635
Franklin Electric Co., Inc.	3,593	310,363
Gorman-Rupp Co.	1,707	72,582
Helios Technologies, Inc.	2,534	230,721
Hillenbrand, Inc.	5,725	260,259
Hydrofarm Holdings Group, Inc.	3,112	102,603
Hyliion Holdings Corp. Class A (a)(b)	9,618	77,810
Hyster-Yale Materials Handling Class A	789	37,904
Ideanomics, Inc. (a)	33,190	65,716
John Bean Technologies Corp.	2,464	364,056
Kadant, Inc.	900	199,908
Kennametal, Inc.	6,603	262,469
Lindsay Corp.	833	121,343
Luxfer Holdings PLC sponsored	1,843	37,063
Manitowoc Co., Inc. (a)	2,538	54,389
Mayville Engineering Co., Inc. (a)	747	13,267
Meritor, Inc. (a)	5,418	131,874
Miller Industries, Inc.	887	32,056
Mueller Industries, Inc.	4,403	231,774
Mueller Water Products, Inc. Class A	12,321	202,188
Nikola Corp. (a)(b)	17,802	210,064
NN, Inc. (a)	3,838	19,152
Omega Flex, Inc.	234	33,874
Park-Ohio Holdings Corp.	667	15,554
Proto Labs, Inc. (a)	2,212	132,300
RBC Bearings, Inc. (a)	2,203	515,348
REV Group, Inc.	2,128	32,154
SPX Corp. (a)	3,431	199,307
SPX Flow, Inc.	3,249	242,733
Standex International Corp.	935	104,037
Tennant Co.	1,419	112,754
Terex Corp.	5,426	243,085
The Greenbrier Companies, Inc.	2,544	104,355
The Shyft Group, Inc.	2,752	113,410
Titan International, Inc. (a)	4,234	30,569
Trinity Industries, Inc.	6,199	173,882
Wabash National Corp.	4,113	63,875
Watts Water Technologies, Inc. Class A	2,144	407,403
Welbilt, Inc. (a)	10,119	239,416
		8,601,628
Marine - 0.2%
Costamare, Inc.	3,960	53,104
Eagle Bulk Shipping, Inc. (a)	647	27,853
Genco Shipping & Trading Ltd.	2,575	44,213
Matson, Inc.	3,363	280,071
Safe Bulkers, Inc. (a)	4,828	21,533
		426,774
Professional Services - 1.7%
Acacia Research Corp. (a)	4,106	23,527
ASGN, Inc. (a)	4,089	489,290
Atlas Technical Consultants, Inc. (a)	1,146	11,678
Barrett Business Services, Inc.	600	49,200
CBIZ, Inc. (a)	3,842	141,040
CRA International, Inc.	549	60,291
Exponent, Inc.	4,066	466,777
First Advantage Corp.	2,316	43,309
Forrester Research, Inc. (a)	893	47,552
Franklin Covey Co. (a)	974	41,152
Heidrick & Struggles International, Inc.	1,521	71,304
Hirequest, Inc.	378	6,804
Huron Consulting Group, Inc. (a)	1,792	89,887
ICF International, Inc.	1,426	143,299
Insperity, Inc.	2,840	355,000
KBR, Inc.	11,096	470,914
Kelly Services, Inc. Class A (non-vtg.)	2,742	49,438
Kforce, Inc.	1,563	101,220
Korn Ferry	4,294	331,540
ManTech International Corp. Class A	2,138	184,338
MISTRAS Group, Inc. (a)	1,004	9,859
Resources Connection, Inc.	2,523	43,925
TriNet Group, Inc. (a)	3,158	319,748
TrueBlue, Inc. (a)	2,724	75,863
Upwork, Inc. (a)	9,304	438,404
Willdan Group, Inc. (a)	927	30,990
		4,096,349
Road & Rail - 0.8%
ArcBest Corp.	1,994	179,161
Avis Budget Group, Inc. (a)	3,830	663,777
Covenant Transport Group, Inc. Class A (a)	975	27,690
Daseke, Inc. (a)	3,178	30,032
Heartland Express, Inc.	3,685	60,176
HyreCar, Inc. (a)	618	4,196
Marten Transport Ltd.	4,705	78,244
P.A.M. Transportation Services, Inc.	292	18,051
Saia, Inc. (a)	2,095	654,981
U.S. Xpress Enterprises, Inc. (a)	1,642	12,430
Universal Logistics Holdings, Inc.	685	14,440
Werner Enterprises, Inc.	4,901	222,113
Yellow Corp. (a)	4,144	36,260
		2,001,551
Trading Companies & Distributors - 1.5%
Alta Equipment Group, Inc. (a)	1,530	22,078
Applied Industrial Technologies, Inc.	3,047	297,022
Beacon Roofing Supply, Inc. (a)	4,420	233,685
BlueLinx Corp. (a)	690	32,865
Boise Cascade Co.	3,097	175,352
CAI International, Inc.	1,247	69,745
Custom Truck One Source, Inc. Class A (a)	3,825	34,616
DXP Enterprises, Inc. (a)	1,463	48,220
EVI Industries, Inc. (a)	488	15,372
GATX Corp.	2,773	263,019
Global Industrial Co.	961	38,997
GMS, Inc. (a)	3,387	167,758
H&E Equipment Services, Inc.	2,590	116,757
Herc Holdings, Inc.	1,954	355,706
Karat Packaging, Inc. (a)	388	8,823
Lawson Products, Inc. (a)	356	18,049
McGrath RentCorp.	1,904	137,355
MRC Global, Inc. (a)	5,154	42,778
NOW, Inc. (a)	8,533	61,608
Rush Enterprises, Inc.:
Class A	3,547	184,728
Class B	262	13,548
Textainer Group Holdings Ltd. (a)	3,792	148,988
Titan Machinery, Inc. (a)	1,638	46,552
Transcat, Inc. (a)	546	40,884
Triton International Ltd.	5,263	327,306
Veritiv Corp. (a)	1,150	123,361
WESCO International, Inc. (a)	3,515	455,403
Willis Lease Finance Corp. (a)	210	8,507
		3,489,082

TOTAL INDUSTRIALS		35,183,976

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 0.7%
ADTRAN, Inc.	3,869	71,499
Aviat Networks, Inc. (a)	731	20,907
CalAmp Corp. (a)	1,936	18,624
Calix, Inc. (a)	4,353	272,454
Cambium Networks Corp. (a)	805	22,717
Casa Systems, Inc. (a)	2,662	16,850
Clearfield, Inc. (a)	911	51,462
Comtech Telecommunications Corp.	2,092	45,124
Digi International, Inc. (a)	2,721	58,638
DZS, Inc. (a)	1,524	16,612
EMCORE Corp. (a)	2,943	22,014
Extreme Networks, Inc. (a)	9,631	94,673
Harmonic, Inc. (a)	7,307	66,274
Infinera Corp. (a)	14,630	111,042
Inseego Corp. (a)	6,990	43,338
KVH Industries, Inc. (a)	1,538	15,780
NETGEAR, Inc. (a)	2,392	68,961
NetScout Systems, Inc. (a)	5,489	148,532
Plantronics, Inc. (a)	2,950	78,942
Ribbon Communications, Inc. (a)	4,886	26,726
Viavi Solutions, Inc. (a)	17,897	275,614
		1,546,783
Electronic Equipment & Components - 2.1%
908 Devices, Inc.	1,077	35,433
Advanced Energy Industries, Inc.	3,025	277,756
Aeva Technologies, Inc. (a)	6,354	49,307
Akoustis Technologies, Inc. (a)	3,963	29,802
Arlo Technologies, Inc. (a)	5,623	38,799
Badger Meter, Inc.	2,283	233,437
Belden, Inc.	3,461	208,387
Benchmark Electronics, Inc.	2,862	66,713
CTS Corp.	2,565	91,365
Daktronics, Inc. (a)	1,748	9,701
ePlus, Inc. (a)	1,030	113,887
Fabrinet (a)	2,892	277,632
FARO Technologies, Inc. (a)	1,446	106,382
Identiv, Inc. (a)	1,676	32,112
II-VI, Inc. (a)	8,289	501,567
Insight Enterprises, Inc. (a)	2,689	254,648
Iteris, Inc. (a)	3,713	19,902
Itron, Inc. (a)	3,581	278,494
Kimball Electronics, Inc. (a)	1,866	53,648
Knowles Corp. (a)	7,048	146,880
Luna Innovations, Inc. (a)	2,749	26,775
Methode Electronics, Inc. Class A	3,003	126,336
MicroVision, Inc. (a)(b)	12,962	98,641
Napco Security Technolgies, Inc. (a)	1,136	54,483
nLIGHT, Inc. (a)	3,415	96,030
Novanta, Inc. (a)	2,775	478,854
OSI Systems, Inc. (a)	1,309	121,881
Ouster, Inc. (a)	2,541	15,653
Par Technology Corp. (a)	1,940	121,871
PC Connection, Inc.	839	38,636
Plexus Corp. (a)	2,180	190,358
Rogers Corp. (a)	1,464	294,440
Sanmina Corp. (a)	4,969	187,580
ScanSource, Inc. (a)	2,000	71,560
TTM Technologies, Inc. (a)	8,033	106,357
Velodyne Lidar, Inc. (a)(b)	6,357	38,778
Vishay Intertechnology, Inc.	10,463	201,099
Vishay Precision Group, Inc. (a)	959	32,692
		5,127,876
IT Services - 1.5%
BigCommerce Holdings, Inc. (a)	3,850	177,909
Brightcove, Inc. (a)	2,984	29,601
Cantaloupe, Inc. (a)	4,703	58,788
Cass Information Systems, Inc.	1,112	45,581
Conduent, Inc. (a)	13,000	87,750
CSG Systems International, Inc.	2,505	125,375
Digitalocean Holdings, Inc. (a)	3,902	380,796
EVERTEC, Inc.	4,674	211,312
EVO Payments, Inc. Class A (a)	3,818	82,774
ExlService Holdings, Inc. (a)	2,537	311,112
Flywire Corp. (a)	959	45,495
GreenBox POS (a)	1,119	9,086
GreenSky, Inc. Class A (a)	5,628	68,887
Grid Dynamics Holdings, Inc. (a)	3,299	94,846
Hackett Group, Inc.	1,816	38,390
i3 Verticals, Inc. Class A (a)	1,856	41,556
IBEX Ltd. (a)	558	9,068
International Money Express, Inc. (a)	2,716	45,466
Limelight Networks, Inc. (a)	10,915	32,527
Liveramp Holdings, Inc. (a)	5,230	279,857
Maximus, Inc.	4,803	406,190
MoneyGram International, Inc. (a)	7,170	42,805
Paya Holdings, Inc. (a)	6,878	62,659
Perficient, Inc. (a)	2,515	310,854
Priority Technology Holdings, Inc. (a)	521	2,751
Rackspace Technology, Inc. (a)	4,395	58,410
Repay Holdings Corp. (a)	7,012	147,322
StarTek, Inc. (a)	1,633	8,982
Ttec Holdings, Inc.	1,442	136,110
Tucows, Inc. (a)	734	60,408
Unisys Corp. (a)	5,168	132,146
Verra Mobility Corp. (a)	10,691	159,082
		3,703,895
Semiconductors & Semiconductor Equipment - 3.2%
Alpha & Omega Semiconductor Ltd. (a)	1,709	59,217
Ambarella, Inc. (a)	2,744	509,918
Amkor Technology, Inc.	8,010	175,579
Atomera, Inc. (a)(b)	1,648	35,613
Axcelis Technologies, Inc. (a)	2,629	144,411
AXT, Inc. (a)	3,367	27,508
CEVA, Inc. (a)	1,819	82,965
CMC Materials, Inc.	2,283	293,069
Cohu, Inc. (a)	3,794	121,560
Diodes, Inc. (a)	3,412	327,859
DSP Group, Inc. (a)	1,800	39,546
FormFactor, Inc. (a)	6,137	244,130
Ichor Holdings Ltd. (a)	2,182	95,397
Impinj, Inc. (a)	1,491	103,953
Kopin Corp. (a)(b)	5,379	28,186
Kulicke & Soffa Industries, Inc.	4,817	274,569
Lattice Semiconductor Corp. (a)	10,683	741,828
MACOM Technology Solutions Holdings, Inc. (a)	3,809	265,944
MaxLinear, Inc. Class A (a)	5,590	352,170
Meta Materials, Inc. (a)(b)	17,241	81,033
NeoPhotonics Corp. (a)	4,242	42,929
NVE Corp.	373	25,353
Onto Innovation, Inc. (a)	3,838	304,008
PDF Solutions, Inc. (a)	2,251	52,966
Photronics, Inc. (a)	4,800	62,352
Power Integrations, Inc.	4,741	489,319
Rambus, Inc. (a)	8,413	195,771
Semtech Corp. (a)	5,078	431,782
Silicon Laboratories, Inc. (a)	3,478	656,507
SiTime Corp. (a)	1,026	271,777
SkyWater Technology, Inc. (a)	652	22,324
SMART Global Holdings, Inc. (a)	1,392	74,416
SunPower Corp. (a)	6,310	212,395
Synaptics, Inc. (a)	2,763	537,597
Ultra Clean Holdings, Inc. (a)	3,533	175,131
Veeco Instruments, Inc. (a)	3,928	95,411
		7,654,493
Software - 6.3%
8x8, Inc. (a)	8,686	196,825
A10 Networks, Inc.	4,801	89,731
ACI Worldwide, Inc. (a)	9,214	282,686
Agilysys, Inc. (a)	1,579	75,350
Alarm.com Holdings, Inc. (a)	3,737	314,880
Alkami Technology, Inc. (a)	604	18,120
Altair Engineering, Inc. Class A (a)	3,643	283,389
American Software, Inc. Class A	2,484	71,862
AppFolio, Inc. (a)	1,483	195,296
Appian Corp. Class A (a)(b)	3,107	308,867
Asana, Inc. (a)	5,817	789,949
Avaya Holdings Corp. (a)	6,542	121,812
Benefitfocus, Inc. (a)	1,297	14,215
Blackbaud, Inc. (a)	3,767	267,495
BlackLine, Inc. (a)	4,243	538,309
Bottomline Technologies, Inc. (a)	3,517	162,837
Box, Inc. Class A (a)	11,247	290,510
BTRS Holdings, Inc. (a)	5,377	46,188
Cerence, Inc. (a)	2,992	314,549
ChannelAdvisor Corp. (a)	2,361	60,229
Cleanspark, Inc. (a)(b)	2,714	54,986
CommVault Systems, Inc. (a)	3,596	221,154
Consensus Cloud Solutions, Inc. (a)	1,144	72,450
Couchbase, Inc.	786	31,692
CS Disco, Inc.	1,013	58,096
Digimarc Corp. (a)(b)	1,037	52,400
Digital Turbine, Inc. (a)	7,160	616,190
Domo, Inc. Class B (a)	2,167	191,454
E2open Parent Holdings, Inc. (a)	12,905	161,313
Ebix, Inc.	1,881	61,716
eGain Communications Corp. (a)	1,864	19,236
Envestnet, Inc. (a)	4,281	357,464
EverCommerce, Inc.	1,331	27,525
GTY Technology Holdings, Inc. (a)	2,588	19,669
Instructure Holdings, Inc.	903	22,774
Intapp, Inc.	832	22,464
Intelligent Systems Corp. (a)	599	25,356
InterDigital, Inc.	2,403	160,881
JFrog Ltd. (a)	4,255	139,096
Kaltura, Inc.	1,452	13,707
LivePerson, Inc. (a)	5,116	263,525
Marathon Digital Holdings, Inc. (a)(b)	7,511	392,375
MeridianLink, Inc.	1,015	24,512
MicroStrategy, Inc. Class A (a)(b)	617	441,192
Mimecast Ltd. (a)	4,792	361,508
Mitek Systems, Inc. (a)	3,478	65,491
Model N, Inc. (a)	2,844	92,174
Momentive Global, Inc. (a)	10,240	234,701
ON24, Inc. (a)	2,137	40,881
Onespan, Inc. (a)	2,844	58,074
Pagerduty, Inc. (a)	6,404	267,367
Ping Identity Holding Corp. (a)	3,975	112,612
Progress Software Corp.	3,471	178,444
PROS Holdings, Inc. (a)	3,165	94,950
Q2 Holdings, Inc. (a)	4,344	340,830
QAD, Inc. Class A	930	81,505
Qualys, Inc. (a)	2,676	333,108
Rapid7, Inc. (a)	4,372	562,895
Rekor Systems, Inc. (a)	2,485	33,796
Rimini Street, Inc. (a)	3,428	35,685
Riot Blockchain, Inc. (a)(b)	6,646	180,904
SailPoint Technologies Holding, Inc. (a)	7,239	347,327
Sapiens International Corp. NV	2,432	84,950
SecureWorks Corp. (a)	680	12,526
ShotSpotter, Inc. (a)	708	27,548
Smith Micro Software, Inc. (a)	4,040	23,028
Sprout Social, Inc. (a)	3,524	449,944
SPS Commerce, Inc. (a)	2,829	432,073
Sumo Logic, Inc. (a)	6,755	116,659
Telos Corp.	3,188	82,601
Tenable Holdings, Inc. (a)	7,163	381,430
Upland Software, Inc. (a)	2,317	77,318
Varonis Systems, Inc. (a)	8,358	541,097
Verint Systems, Inc. (a)	4,974	231,788
Veritone, Inc. (a)	2,283	68,285
Viant Technology, Inc.	215	2,526
VirnetX Holding Corp. (a)(b)	5,513	21,225
Vonage Holdings Corp. (a)	18,998	306,248
Workiva, Inc. (a)	3,369	503,834
Xperi Holding Corp.	8,285	148,467
Yext, Inc. (a)	8,873	111,711
Zix Corp. (a)	4,546	38,505
Zuora, Inc. (a)	8,835	193,133
		15,171,474
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	9,560	269,210
Avid Technology, Inc. (a)	2,852	81,681
Corsair Gaming, Inc. (a)(b)	2,239	54,744
Diebold Nixdorf, Inc. (a)	5,849	52,641
Eastman Kodak Co. (a)	4,039	27,425
Quantum Corp. (a)	3,770	21,527
Super Micro Computer, Inc. (a)	3,407	120,574
Turtle Beach Corp. (a)	1,249	35,921
		663,723

TOTAL INFORMATION TECHNOLOGY		33,868,244

MATERIALS - 3.8%
Chemicals - 1.9%
AdvanSix, Inc.	2,153	104,636
American Vanguard Corp.	2,470	38,483
Amyris, Inc. (a)	13,471	199,640
Avient Corp.	7,171	386,373
Balchem Corp.	2,503	383,184
Cabot Corp.	4,466	238,261
Chase Corp.	589	56,544
Danimer Scientific, Inc. (a)(b)	5,336	78,759
Ecovyst, Inc.	2,770	32,354
Ferro Corp. (a)	6,198	130,282
FutureFuel Corp.	558	3,939
GCP Applied Technologies, Inc. (a)	3,898	88,134
H.B. Fuller Co.	4,101	289,162
Hawkins, Inc.	1,552	56,912
Ingevity Corp. (a)	3,142	244,793
Innospec, Inc.	1,911	173,156
Intrepid Potash, Inc. (a)	797	38,822
Koppers Holdings, Inc. (a)	1,441	50,565
Kraton Performance Polymers, Inc. (a)	2,512	114,673
Kronos Worldwide, Inc.	1,798	23,428
Livent Corp. (a)	12,815	361,639
Marrone Bio Innovations, Inc. (a)	10,285	9,011
Minerals Technologies, Inc.	2,650	187,991
Orion Engineered Carbons SA (a)	4,838	90,954
PureCycle Technologies, Inc. (a)	2,673	35,791
Quaker Chemical Corp.	1,063	261,328
Rayonier Advanced Materials, Inc. (a)	5,030	36,115
Sensient Technologies Corp.	3,299	315,384
Stepan Co.	1,663	199,593
Tredegar Corp.	1,188	14,327
Trinseo PLC	3,042	170,535
Tronox Holdings PLC	9,024	210,440
Valhi, Inc.	194	4,493
Zymergen, Inc. (a)	304	3,222
		4,632,923
Construction Materials - 0.2%
Forterra, Inc. (a)	2,158	51,404
Summit Materials, Inc. (a)	9,364	333,827
United States Lime & Minerals, Inc.	122	15,065
		400,296
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	1,970	127,420
Class B	487	31,782
Myers Industries, Inc.	2,800	57,624
O-I Glass, Inc. (a)	12,414	162,003
Pactiv Evergreen, Inc.	3,488	48,518
Ranpak Holdings Corp. (A Shares) (a)	2,978	102,622
TriMas Corp.	3,399	113,357
UFP Technologies, Inc. (a)	542	33,544
		676,870
Metals & Mining - 1.2%
Allegheny Technologies, Inc. (a)	10,060	161,966
Arconic Corp. (a)	8,708	256,189
Carpenter Technology Corp.	3,829	118,240
Century Aluminum Co. (a)	4,135	54,623
Coeur d'Alene Mines Corp. (a)	20,312	128,575
Commercial Metals Co.	9,417	303,039
Compass Minerals International, Inc.	2,693	176,661
Constellium NV (a)	9,455	174,067
Gatos Silver, Inc.	3,666	44,359
Haynes International, Inc.	950	38,124
Hecla Mining Co.	41,989	242,696
Kaiser Aluminum Corp.	1,209	117,442
Materion Corp.	1,589	114,694
MP Materials Corp. (a)	5,753	194,739
Novagold Resources, Inc. (a)	18,844	137,750
Olympic Steel, Inc.	786	21,198
Perpetua Resources Corp. (a)	2,533	12,057
PolyMet Mining Corp. (a)	2,553	8,553
Ryerson Holding Corp.	1,278	33,688
Schnitzer Steel Industries, Inc. Class A	2,040	109,752
SunCoke Energy, Inc.	5,476	39,537
TimkenSteel Corp. (a)	3,571	49,815
Warrior Metropolitan Coal, Inc.	4,081	97,822
Worthington Industries, Inc.	2,669	144,980
		2,780,566
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	1,330	55,634
Domtar Corp. (a)	3,853	210,335
Glatfelter Corp.	3,685	60,545
Neenah, Inc.	1,342	67,825
Schweitzer-Mauduit International, Inc.	2,587	90,131
Verso Corp.	2,174	48,002
		532,472

TOTAL MATERIALS		9,023,127

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.2%
Acadia Realty Trust (SBI)	6,982	149,275
Agree Realty Corp.	5,572	395,946
Alexander & Baldwin, Inc.	5,822	142,814
Alexanders, Inc.	176	49,065
American Assets Trust, Inc.	4,037	152,720
American Finance Trust, Inc.	10,540	87,271
Apartment Investment & Management Co. Class A	12,140	92,021
Apple Hospitality (REIT), Inc.	17,228	270,652
Armada Hoffler Properties, Inc.	5,262	72,142
Ashford Hospitality Trust, Inc. (a)	917	12,957
Braemar Hotels & Resorts, Inc. (a)	5,022	25,512
Brandywine Realty Trust (SBI)	14,019	185,752
Broadstone Net Lease, Inc.	12,298	327,004
BRT Apartments Corp.	1,016	20,218
CareTrust (REIT), Inc.	8,042	166,872
CatchMark Timber Trust, Inc.	3,966	33,949
Centerspace	1,170	118,451
Chatham Lodging Trust (a)	2,762	35,050
City Office REIT, Inc.	3,504	66,471
Clipper Realty, Inc.	1,434	12,304
Columbia Property Trust, Inc.	9,140	175,214
Community Healthcare Trust, Inc.	2,141	102,425
CorePoint Lodging, Inc. (a)	2,982	51,410
Corporate Office Properties Trust (SBI)	9,178	248,907
CTO Realty Growth, Inc.	508	27,234
DiamondRock Hospitality Co. (a)	17,088	154,476
Digitalbridge Group, Inc. (a)(b)	38,695	259,257
Diversified Healthcare Trust (SBI)	18,807	68,457
Easterly Government Properties, Inc.	7,268	152,846
EastGroup Properties, Inc.	3,199	632,698
Empire State Realty Trust, Inc.	11,500	111,320
Equity Commonwealth	9,258	240,060
Essential Properties Realty Trust, Inc.	9,561	284,822
Farmland Partners, Inc.	2,544	28,595
Four Corners Property Trust, Inc.	6,293	182,497
Franklin Street Properties Corp.	9,438	42,471
Getty Realty Corp.	3,411	109,561
Gladstone Commercial Corp.	3,275	71,592
Gladstone Land Corp.	2,483	54,974
Global Medical REIT, Inc.	5,547	91,969
Global Net Lease, Inc.	8,656	138,669
Healthcare Realty Trust, Inc.	11,730	387,794
Hersha Hospitality Trust (a)	1,871	16,708
Independence Realty Trust, Inc.	8,607	203,383
Indus Realty Trust, Inc.	362	25,231
Industrial Logistics Properties Trust	5,376	151,012
iStar Financial, Inc. (b)	5,563	140,410
Kite Realty Group Trust	17,405	353,322
Lexington Corporate Properties Trust	21,931	319,535
LTC Properties, Inc.	3,239	103,195
Mack-Cali Realty Corp. (a)	7,231	131,532
Monmouth Real Estate Investment Corp. Class A	7,668	144,542
National Health Investors, Inc.	3,516	189,090
National Storage Affiliates Trust	6,526	407,614
NETSTREIT Corp.	3,535	85,688
NexPoint Residential Trust, Inc.	1,835	129,955
Office Properties Income Trust	3,975	101,840
One Liberty Properties, Inc.	1,367	42,732
Outfront Media, Inc.	11,602	288,774
Paramount Group, Inc.	15,519	131,601
Pebblebrook Hotel Trust	10,297	231,271
Phillips Edison & Co., Inc.	1,523	45,903
Physicians Realty Trust	17,692	336,325
Piedmont Office Realty Trust, Inc. Class A	10,320	183,283
Plymouth Industrial REIT, Inc.	2,597	66,379
Postal Realty Trust, Inc.	1,334	25,920
Potlatch Corp.	5,281	276,038
Preferred Apartment Communities, Inc. Class A	4,396	55,434
PS Business Parks, Inc.	1,618	287,519
Retail Opportunity Investments Corp.	9,786	173,897
Retail Value, Inc.	1,521	9,521
RLJ Lodging Trust	13,227	190,733
RPT Realty	6,651	88,392
Ryman Hospitality Properties, Inc. (a)	4,278	365,940
Sabra Health Care REIT, Inc.	17,972	254,304
Safehold, Inc.	1,478	110,407
Saul Centers, Inc.	898	41,667
Seritage Growth Properties (a)	1,867	28,752
Service Properties Trust	13,675	147,280
SITE Centers Corp.	13,885	220,633
Stag Industrial, Inc.	13,151	572,463
Summit Hotel Properties, Inc. (a)	8,865	88,650
Sunstone Hotel Investors, Inc. (a)	17,559	216,678
Tanger Factory Outlet Centers, Inc.	8,086	135,845
Terreno Realty Corp.	5,624	411,283
The GEO Group, Inc. (b)	7,052	57,685
The Macerich Co. (b)	16,885	305,450
UMH Properties, Inc.	3,591	85,969
Uniti Group, Inc.	15,416	220,603
Universal Health Realty Income Trust (SBI)	1,115	63,522
Urban Edge Properties	9,279	162,661
Urstadt Biddle Properties, Inc. Class A	2,467	48,452
Washington REIT (SBI)	6,818	172,836
Whitestone REIT Class B	4,263	39,134
Xenia Hotels & Resorts, Inc. (a)	9,091	161,820
		14,882,507
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)	11,030	202,842
eXp World Holdings, Inc.	4,977	256,813
Fathom Holdings, Inc. (a)	480	12,139
Forestar Group, Inc. (a)	1,195	23,386
FRP Holdings, Inc. (a)	548	31,346
Kennedy-Wilson Holdings, Inc.	9,271	207,392
Marcus & Millichap, Inc. (a)	1,881	88,595
Newmark Group, Inc.	11,704	174,156
Rafael Holdings, Inc. (a)	807	6,101
RE/MAX Holdings, Inc.	1,630	51,850
Realogy Holdings Corp. (a)	9,137	158,253
Redfin Corp. (a)	8,093	415,495
Tejon Ranch Co. (a)	1,839	33,488
The RMR Group, Inc.	825	28,702
The St. Joe Co.	2,660	125,073
		1,815,631

TOTAL REAL ESTATE		16,698,138

UTILITIES - 2.4%
Electric Utilities - 0.6%
Allete, Inc.	4,112	253,052
MGE Energy, Inc.	2,857	216,818
Otter Tail Corp.	3,238	200,788
PNM Resources, Inc.	6,640	330,340
Portland General Electric Co.	7,124	351,284
Via Renewables, Inc. Class A,	1,182	13,179
		1,365,461
Gas Utilities - 0.8%
Brookfield Infrastructure Corp. A Shares	4,243	257,296
Chesapeake Utilities Corp.	1,339	175,503
New Jersey Resources Corp.	7,580	286,600
Northwest Natural Holding Co.	2,385	107,540
ONE Gas, Inc.	4,091	275,324
South Jersey Industries, Inc.	8,072	183,719
Southwest Gas Corp.	4,676	323,813
Spire, Inc.	3,998	250,914
		1,860,709
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	2,578	85,048
Class C	6,573	233,210
Ormat Technologies, Inc.	3,552	256,916
Sunnova Energy International, Inc. (a)	6,849	305,191
		880,365
Multi-Utilities - 0.3%
Avista Corp.	5,394	214,735
Black Hills Corp.	5,037	334,356
NorthWestern Energy Corp.	4,144	235,628
Unitil Corp.	975	40,706
		825,425
Water Utilities - 0.4%
American States Water Co.	2,858	259,621
Artesian Resources Corp. Class A	676	27,189
Cadiz, Inc. (a)	2,213	13,433
California Water Service Group	3,994	243,155
Global Water Resources, Inc.	997	18,863
Middlesex Water Co.	1,353	148,992
Pure Cycle Corp. (a)	1,685	26,438
SJW Corp.	2,175	143,376
York Water Co.	1,080	51,754
		932,821

TOTAL UTILITIES		5,864,781

TOTAL COMMON STOCKS
(Cost $184,686,715)		238,432,645

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.06% (d)	2,014,508	2,014,911
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	8,751,824	8,752,699
TOTAL MONEY MARKET FUNDS
(Cost $10,767,610)		10,767,610
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $195,454,325)		249,200,255
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(8,328,897)
NET ASSETS - 100%		$240,871,358

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	21	Dec. 2021	$2,410,065	$71,575	$71,575

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,056,377	$45,557,119	$44,598,585	$481	$--	$--	$2,014,911	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,377,433	34,662,868	30,287,602	35,396	--	--	8,752,699	0.0%
Total	$5,433,810	$80,219,987	$74,886,187	$35,877	$--	$--	$10,767,610

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$8,245,072	$8,245,072	$--	$--
Consumer Discretionary	26,750,706	26,750,706	--	--
Consumer Staples	7,472,403	7,472,403	--	--
Energy	11,336,395	11,336,395	--	--
Financials	37,435,606	37,435,606	--	--
Health Care	46,554,197	46,528,179	25,983	35
Industrials	35,183,976	35,183,976	--	--
Information Technology	33,868,244	33,868,244	--	--
Materials	9,023,127	9,023,127	--	--
Real Estate	16,698,138	16,698,138	--	--
Utilities	5,864,781	5,864,781	--	--
Money Market Funds	10,767,610	10,767,610	--	--
Total Investments in Securities:	$249,200,255	$249,174,237	$25,983	$35
Derivative Instruments:
Assets
Futures Contracts	$71,575	$71,575	$--	$--
Total Assets	$71,575	$71,575	$--	$--
Total Derivative Instruments:	$71,575	$71,575	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$71,575	$0
Total Equity Risk	71,575	0
Total Value of Derivatives	$71,575	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,523,191) — See accompanying schedule: Unaffiliated issuers (cost $184,686,715)	$238,432,645
Fidelity Central Funds (cost $10,767,610)	10,767,610
Total Investment in Securities (cost $195,454,325)		$249,200,255
Segregated cash with brokers for derivative instruments		130,000
Cash		102,349
Receivable for fund shares sold		333,578
Dividends receivable		52,554
Distributions receivable from Fidelity Central Funds		5,898
Receivable for daily variation margin on futures contracts		349
Other receivables		178
Total assets		249,825,161
Liabilities
Payable for investments purchased	$18,889
Payable for fund shares redeemed	125,795
Deferred dividend income	56,438
Collateral on securities loaned	8,752,681
Total liabilities		8,953,803
Net Assets		$240,871,358
Net Assets consist of:
Paid in capital		$184,330,411
Total accumulated earnings (loss)		56,540,947
Net Assets		$240,871,358
Net Asset Value, offering price and redemption price per share ($240,871,358 ÷ 14,384,201 shares)		$16.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$1,157,040
Income from Fidelity Central Funds (including $35,396 from security lending)		35,877
Total income		1,192,917
Expenses
Independent trustees' fees and expenses	294
Total expenses before reductions	294
Expense reductions	(1)
Total expenses after reductions		293
Net investment income (loss)		1,192,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,237,794
Foreign currency transactions	32
Futures contracts	41,473
Total net realized gain (loss)		7,279,299
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,767,812)
Assets and liabilities in foreign currencies	(2)
Futures contracts	46,639
Total change in net unrealized appreciation (depreciation)		(3,721,175)
Net gain (loss)		3,558,124
Net increase (decrease) in net assets resulting from operations		$4,750,748

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,192,624	$1,353,946
Net realized gain (loss)	7,279,299	(3,427,821)
Change in net unrealized appreciation (depreciation)	(3,721,175)	70,430,102
Net increase (decrease) in net assets resulting from operations	4,750,748	68,356,227
Distributions to shareholders	(232,954)	(1,405,453)
Share transactions
Proceeds from sales of shares	79,510,920	98,496,228
Reinvestment of distributions	159,325	985,990
Cost of shares redeemed	(21,389,381)	(92,479,443)
Net increase (decrease) in net assets resulting from share transactions	58,280,864	7,002,775
Total increase (decrease) in net assets	62,798,658	73,953,549
Net Assets
Beginning of period	178,072,700	104,119,151
End of period	$240,871,358	$178,072,700
Other Information
Shares
Sold	4,867,656	7,358,387
Issued in reinvestment of distributions	9,592	74,850
Redeemed	(1,307,749)	(7,554,968)
Net increase (decrease)	3,569,499	(121,731)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$16.47	$9.52	$11.70	$11.43	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.14	.15	.16	.11	.02
Net realized and unrealized gain (loss)	.21	6.96	(1.98)	.35	1.10	.29
Total from investment operations	.30	7.10	(1.83)	.51	1.21	.31
Distributions from net investment income	(.02)	(.15)	(.16)	(.11)	(.06)	–
Distributions from net realized gain	–	–	(.19)	(.12)	(.03)	–
Total distributions	(.02)	(.15)	(.35)	(.24)C	(.09)	–
Net asset value, end of period	$16.75	$16.47	$9.52	$11.70	$11.43	$10.31
Total ReturnD,E	1.82%	75.01%	(16.23)%	4.63%	11.72%	3.10%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	- %I
Net investment income (loss)	1.14%I	1.09%	1.36%	1.36%	.97%	1.38%I
Supplemental Data
Net assets, end of period (000 omitted)	$240,871	$178,073	$104,119	$74,937	$50,926	$619
Portfolio turnover rateJ	31%I	47%	18%	23%	34%K	2%L

 A For the period March 9, 2017 (commencement of operations) through April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. A non-recurring dividend with a payable date of October 29, 2021 and an ex-date of November 1, 2021 is presented in the Statement of Assets and Liabilities as "Deferred dividend income". Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$65,606,615
Gross unrealized depreciation	(14,688,837)
Net unrealized appreciation (depreciation)	$50,917,778
Tax cost	$198,354,052

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,773,577)
Long-term	(1,319,365)
Total capital loss carryforward	$(3,092,942)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	94,223,137	32,491,428

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Small Cap Index Fund	$1,376	$117,227

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Flex Small Cap Index Fund	- %-C
Actual		$1,000.00	$1,018.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

At its July 2021 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective August 1, 2021) that lowered the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZAP-SANN-1221
1.9881630.104

Fidelity® Series Large Cap Growth Index Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Microsoft Corp.	10.7
Apple, Inc.	10.1
Amazon.com, Inc.	6.3
Tesla, Inc.	3.8
Meta Platforms, Inc. Class A	3.3
Alphabet, Inc. Class A	3.3
Alphabet, Inc. Class C	3.1
NVIDIA Corp.	2.6
The Home Depot, Inc.	1.7
Visa, Inc. Class A	1.5
46.4

Top Market Sectors as of October 31, 2021

% of fund's net assets
Information Technology	44.7
Consumer Discretionary	18.8
Communication Services	12.3
Health Care	8.8
Industrials	5.9
Consumer Staples	3.7
Financials	2.5
Real Estate	1.7
Materials	1.0
Energy	0.3

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.2%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 12.3%
Entertainment - 1.8%
Live Nation Entertainment, Inc. (a)	1,493	$151,017
Madison Square Garden Sports Corp. (a)	207	39,229
Netflix, Inc. (a)	12,611	8,705,499
Playtika Holding Corp.	2,986	84,444
Roku, Inc. Class A (a)	3,398	1,036,050
Skillz, Inc. (a)(b)	8,589	96,025
Spotify Technology SA (a)	3,987	1,153,838
Take-Two Interactive Software, Inc. (a)	662	119,822
The Walt Disney Co. (a)	2,705	457,334
World Wrestling Entertainment, Inc. Class A (b)	1,117	68,238
Zynga, Inc. (a)	13,743	101,423
		12,012,919
Interactive Media & Services - 10.1%
Alphabet, Inc.:
Class A (a)	7,552	22,360,868
Class C (a)	7,064	20,947,656
Match Group, Inc. (a)	8,063	1,215,739
Meta Platforms, Inc. Class A (a)	69,881	22,611,395
Pinterest, Inc. Class A (a)	16,181	722,320
TripAdvisor, Inc. (a)	1,751	57,730
Twitter, Inc. (a)	2,424	129,781
Vimeo, Inc. (a)	3,810	128,511
Zillow Group, Inc.:
Class A (a)	1,749	184,904
Class C (a)(b)	4,926	510,481
		68,869,385
Media - 0.4%
Altice U.S.A., Inc. Class A (a)	4,506	73,448
Cable One, Inc.	83	142,030
Charter Communications, Inc. Class A (a)	3,542	2,390,460
Nexstar Broadcasting Group, Inc. Class A	83	12,444
		2,618,382

TOTAL COMMUNICATION SERVICES		83,500,686

CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.0%
Aptiv PLC (a)	1,450	250,691
QuantumScape Corp. Class A (a)(b)	4,211	121,866
		372,557
Automobiles - 3.8%
Tesla, Inc. (a)	23,280	25,933,920
Thor Industries, Inc. (b)	619	63,113
		25,997,033
Distributors - 0.1%
Pool Corp.	1,136	585,222
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,418	235,388
Chegg, Inc. (a)(b)	3,138	186,523
Frontdoor, Inc. (a)	1,693	63,115
H&R Block, Inc.	4,264	98,370
Mister Car Wash, Inc.	935	17,148
		600,544
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc. (a)	1,197	2,897,674
Boyd Gaming Corp. (a)	498	31,762
Caesars Entertainment, Inc. (a)	3,699	404,893
Chipotle Mexican Grill, Inc. (a)	819	1,457,026
Choice Hotels International, Inc. (b)	1,010	142,026
Churchill Downs, Inc.	1,078	247,940
Darden Restaurants, Inc.	2,581	372,025
Domino's Pizza, Inc.	729	356,459
DraftKings, Inc. Class A (a)(b)	8,867	413,114
Expedia, Inc. (a)	4,234	696,112
Hilton Worldwide Holdings, Inc. (a)	5,359	771,428
Las Vegas Sands Corp. (a)	9,671	375,332
Marriott International, Inc. Class A (a)	7,941	1,270,719
McDonald's Corp.	3,880	952,734
Penn National Gaming, Inc. (a)	291	20,836
Planet Fitness, Inc. (a)	1,662	132,212
Six Flags Entertainment Corp. (a)	843	34,673
Starbucks Corp.	34,405	3,649,338
Travel+Leisure Co.	1,630	88,574
Vail Resorts, Inc.	1,166	401,932
Wendy's Co.	5,154	114,934
Wyndham Hotels & Resorts, Inc.	1,680	141,910
Wynn Resorts Ltd. (a)	3,087	277,213
Yum China Holdings, Inc.	953	54,397
Yum! Brands, Inc.	735	91,831
		15,397,094
Household Durables - 0.2%
D.R. Horton, Inc.	4,012	358,151
NVR, Inc. (a)	63	308,372
PulteGroup, Inc.	2,197	105,632
Tempur Sealy International, Inc.	5,292	235,335
Toll Brothers, Inc.	1,324	79,665
TopBuild Corp. (a)	793	203,777
		1,290,932
Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc. (a)	12,673	42,738,805
Doordash, Inc.	3,701	720,955
eBay, Inc.	18,969	1,455,302
Etsy, Inc. (a)	3,695	926,300
Wayfair LLC Class A (a)(b)	1,220	303,902
		46,145,264
Leisure Products - 0.2%
Brunswick Corp.	284	26,438
Mattel, Inc. (a)	10,133	221,001
Peloton Interactive, Inc. Class A (a)	7,705	704,545
Polaris, Inc.	1,171	134,606
YETI Holdings, Inc. (a)	2,494	245,235
		1,331,825
Multiline Retail - 0.4%
Dollar General Corp.	2,951	653,706
Nordstrom, Inc. (a)	2,712	77,916
Target Corp.	6,501	1,687,790
		2,419,412
Specialty Retail - 3.7%
AutoZone, Inc. (a)	134	239,169
Bath & Body Works, Inc.	4,106	283,684
Best Buy Co., Inc.	1,680	205,363
Burlington Stores, Inc. (a)	1,825	504,229
CarMax, Inc. (a)	408	55,863
Carvana Co. Class A (a)(b)	2,250	682,155
Five Below, Inc. (a)	1,609	317,456
Floor & Decor Holdings, Inc. Class A (a)	2,970	403,682
GameStop Corp. Class A (a)(b)	1,873	343,714
Leslie's, Inc. (b)	3,487	72,111
Lithia Motors, Inc. Class A (sub. vtg.)	75	23,942
Lowe's Companies, Inc.	20,652	4,828,851
O'Reilly Automotive, Inc. (a)	606	377,126
Petco Health & Wellness Co., Inc.	139	3,437
RH (a)	501	330,475
Ross Stores, Inc.	10,222	1,157,130
The Home Depot, Inc.	31,047	11,541,412
TJX Companies, Inc.	35,209	2,305,837
Tractor Supply Co.	3,354	728,388
Ulta Beauty, Inc. (a)	1,552	570,143
Victoria's Secret & Co. (a)	1,299	65,561
Vroom, Inc. (a)(b)	822	15,725
Williams-Sonoma, Inc.	1,661	308,498
		25,363,951
Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co.	73	7,580
Deckers Outdoor Corp. (a)	111	43,879
Hanesbrands, Inc.	5,963	101,610
lululemon athletica, Inc. (a)	3,328	1,550,881
NIKE, Inc. Class B	36,173	6,051,381
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	437	20,194
Tapestry, Inc.	794	30,950
VF Corp.	6,086	443,548
		8,250,023

TOTAL CONSUMER DISCRETIONARY		127,753,857

CONSUMER STAPLES - 3.7%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(b)	271	133,462
Brown-Forman Corp.:
Class A	748	47,894
Class B (non-vtg.)	2,559	173,731
Monster Beverage Corp. (a)	10,063	855,355
PepsiCo, Inc.	33,482	5,410,691
The Coca-Cola Co.	80,035	4,511,573
		11,132,706
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	12,069	5,932,396
Sysco Corp.	14,236	1,094,748
		7,027,144
Food Products - 0.2%
Beyond Meat, Inc. (a)(b)	1,458	144,313
Darling Ingredients, Inc. (a)	254	21,468
Freshpet, Inc. (a)	1,177	183,506
Kellogg Co.	3,227	197,815
Lamb Weston Holdings, Inc.	1,246	70,337
Pilgrim's Pride Corp. (a)	576	16,220
The Hershey Co.	3,667	643,008
		1,276,667
Household Products - 0.3%
Church & Dwight Co., Inc.	370	32,323
Colgate-Palmolive Co.	12,921	984,451
Kimberly-Clark Corp.	4,955	641,623
The Clorox Co.	2,913	474,848
		2,133,245
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	6,680	2,166,524
Herbalife Nutrition Ltd. (a)	506	23,478
		2,190,002
Tobacco - 0.2%
Altria Group, Inc.	30,079	1,326,785

TOTAL CONSUMER STAPLES		25,086,549

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Halliburton Co.	1,335	33,362
Oil, Gas & Consumable Fuels - 0.3%
Cheniere Energy, Inc.	6,840	707,256
Continental Resources, Inc.	198	9,664
Coterra Energy, Inc.	3,685	78,564
Diamondback Energy, Inc.	2,504	268,404
EOG Resources, Inc.	2,030	187,694
Hess Corp.	537	44,340
New Fortress Energy, Inc.	756	22,680
Occidental Petroleum Corp.	3,128	104,882
Pioneer Natural Resources Co.	2,813	525,975
Texas Pacific Land Corp. (b)	172	219,071
		2,168,530

TOTAL ENERGY		2,201,892

FINANCIALS - 2.5%
Banks - 0.0%
Citizens Financial Group, Inc.	2,157	102,199
Sterling Bancorp	447	11,376
Synovus Financial Corp.	323	15,049
Western Alliance Bancorp.	1,544	179,243
		307,867
Capital Markets - 1.7%
Ameriprise Financial, Inc.	1,857	561,055
Apollo Global Management LLC Class A (b)	5,291	407,142
Ares Management Corp.	3,530	299,132
Blackstone, Inc.	19,876	2,751,236
FactSet Research Systems, Inc.	952	422,583
Goldman Sachs Group, Inc.	530	219,076
LPL Financial	2,324	381,182
MarketAxess Holdings, Inc.	1,091	445,859
Moody's Corp.	4,489	1,814,229
Morningstar, Inc.	616	195,118
MSCI, Inc.	1,659	1,103,036
Raymond James Financial, Inc.	268	26,422
S&P Global, Inc.	4,975	2,358,946
T. Rowe Price Group, Inc.	2,176	471,931
		11,456,947
Consumer Finance - 0.5%
American Express Co.	11,970	2,080,147
Credit Acceptance Corp. (a)	21	12,562
Discover Financial Services	4,810	545,069
Synchrony Financial	3,069	142,555
Upstart Holdings, Inc.	1,315	423,483
		3,203,816
Insurance - 0.3%
Alleghany Corp. (a)	42	27,358
Aon PLC	3,847	1,230,732
Arch Capital Group Ltd. (a)	2,701	112,956
Brown & Brown, Inc.	400	25,244
Erie Indemnity Co. Class A	505	103,934
Everest Re Group Ltd.	260	67,990
GoHealth, Inc. (a)	1,216	6,566
Lemonade, Inc. (a)(b)	118	7,335
Lincoln National Corp.	834	60,173
Markel Corp. (a)	65	85,353
Marsh & McLennan Companies, Inc.	1,745	291,066
RenaissanceRe Holdings Ltd.	617	87,491
		2,106,198
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	3,911	64,453
UWM Holdings Corp. Class A (b)	1,220	8,296
		72,749

TOTAL FINANCIALS		17,147,577

HEALTH CARE - 8.8%
Biotechnology - 2.6%
AbbVie, Inc.	51,589	5,915,711
Acceleron Pharma, Inc. (a)	1,539	268,063
Alnylam Pharmaceuticals, Inc. (a)	3,461	552,237
Amgen, Inc.	13,652	2,825,554
CureVac NV (a)(b)	1,539	61,668
Exact Sciences Corp. (a)(b)	4,613	439,250
Exelixis, Inc. (a)	7,684	165,283
Horizon Therapeutics PLC (a)	1,187	142,333
Incyte Corp. (a)	4,622	309,582
Ionis Pharmaceuticals, Inc. (a)(b)	3,732	118,939
Iovance Biotherapeutics, Inc. (a)(b)	1,260	30,631
Mirati Therapeutics, Inc. (a)	950	179,569
Moderna, Inc. (a)	9,877	3,409,639
Natera, Inc. (a)	2,273	260,418
Neurocrine Biosciences, Inc. (a)	2,731	287,875
Novavax, Inc. (a)	2,155	320,729
Regeneron Pharmaceuticals, Inc. (a)	314	200,941
Repligen Corp. (a)	1,505	437,203
Sarepta Therapeutics, Inc. (a)	2,401	189,991
Seagen, Inc. (a)	3,478	613,276
Ultragenyx Pharmaceutical, Inc. (a)	1,385	116,229
Vertex Pharmaceuticals, Inc. (a)	3,028	559,968
		17,405,089
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	25,357	3,268,264
Abiomed, Inc. (a)	1,294	429,660
Align Technology, Inc. (a)	2,297	1,434,178
Danaher Corp.	962	299,923
DexCom, Inc. (a)	2,813	1,753,090
Edwards Lifesciences Corp. (a)	18,037	2,161,193
Figs, Inc. Class A (a)(b)	328	11,024
Globus Medical, Inc. (a)	117	9,029
IDEXX Laboratories, Inc. (a)	2,468	1,644,034
Insulet Corp. (a)	1,929	598,029
Intuitive Surgical, Inc. (a)	10,344	3,735,529
Masimo Corp. (a)	1,060	300,552
Novocure Ltd. (a)	2,987	306,377
Penumbra, Inc. (a)	987	272,955
ResMed, Inc.	3,778	993,274
STERIS PLC	336	78,537
Stryker Corp.	4,347	1,156,606
Tandem Diabetes Care, Inc. (a)	1,676	228,489
Teleflex, Inc.	238	84,952
West Pharmaceutical Services, Inc.	2,144	921,663
		19,687,358
Health Care Providers & Services - 0.6%
agilon health, Inc. (a)	1,802	44,149
Amedisys, Inc. (a)	841	142,415
Cardinal Health, Inc.	5,030	240,484
Chemed Corp.	119	57,388
DaVita HealthCare Partners, Inc. (a)	1,433	147,943
Encompass Health Corp.	1,600	101,696
Guardant Health, Inc. (a)	2,623	306,340
HCA Holdings, Inc.	7,356	1,842,384
McKesson Corp.	642	133,459
Molina Healthcare, Inc. (a)	254	75,113
Oak Street Health, Inc. (a)(b)	2,546	120,248
UnitedHealth Group, Inc.	1,896	873,051
		4,084,670
Health Care Technology - 0.2%
Certara, Inc.	1,357	56,058
Veeva Systems, Inc. Class A (a)	3,999	1,267,723
		1,323,781
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	2,442	393,821
Adaptive Biotechnologies Corp. (a)	2,808	93,815
Agilent Technologies, Inc.	7,951	1,252,203
Avantor, Inc. (a)	16,910	682,826
Bio-Techne Corp.	1,129	591,201
Bruker Corp.	2,988	239,936
Charles River Laboratories International, Inc. (a)	1,362	611,102
Illumina, Inc. (a)	4,259	1,767,741
IQVIA Holdings, Inc. (a)	2,748	718,382
Maravai LifeSciences Holdings, Inc.	3,009	127,251
Mettler-Toledo International, Inc. (a)	669	990,709
PPD, Inc. (a)	1,892	89,246
Sotera Health Co.	2,807	69,333
Syneos Health, Inc. (a)	375	35,003
Thermo Fisher Scientific, Inc.	1,032	653,328
Waters Corp. (a)	1,658	609,398
		8,925,295
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	1,104	152,197
Eli Lilly & Co.	19,553	4,981,322
Royalty Pharma PLC	5,636	222,791
Zoetis, Inc. Class A	13,143	2,841,517
		8,197,827

TOTAL HEALTH CARE		59,624,020

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)	1,894	340,844
BWX Technologies, Inc.	2,069	117,395
HEICO Corp.	410	57,150
HEICO Corp. Class A	752	94,511
Howmet Aerospace, Inc.	827	24,554
Lockheed Martin Corp.	6,321	2,100,595
Northrop Grumman Corp.	389	138,959
Spirit AeroSystems Holdings, Inc. Class A	873	36,046
TransDigm Group, Inc. (a)	436	271,986
Virgin Galactic Holdings, Inc. (a)(b)	4,670	87,563
		3,269,603
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	758	73,518
Expeditors International of Washington, Inc.	3,578	441,024
FedEx Corp.	3,116	733,911
GXO Logistics, Inc. (a)	2,422	215,074
United Parcel Service, Inc. Class B	21,130	4,510,621
		5,974,148
Airlines - 0.1%
Delta Air Lines, Inc. (a)	18,673	730,674
Building Products - 0.4%
Advanced Drain Systems, Inc.	1,765	199,092
Allegion PLC	1,996	256,087
Armstrong World Industries, Inc.	666	70,363
Carlisle Companies, Inc.	570	127,064
Carrier Global Corp.	11,879	620,440
Fortune Brands Home & Security, Inc.	1,023	103,732
The AZEK Co., Inc. (a)	1,738	63,767
Trane Technologies PLC	3,394	614,076
Trex Co., Inc. (a)	3,377	359,313
		2,413,934
Commercial Services & Supplies - 0.4%
Cintas Corp.	2,389	1,034,676
Copart, Inc. (a)	6,101	947,424
IAA, Inc. (a)	3,941	235,081
MSA Safety, Inc.	306	46,827
Rollins, Inc.	6,157	216,911
Waste Management, Inc.	1,958	313,730
		2,794,649
Electrical Equipment - 0.4%
Generac Holdings, Inc. (a)	1,789	891,924
Plug Power, Inc. (a)(b)	14,931	571,409
Regal Rexnord Corp.	421	64,131
Rockwell Automation, Inc.	2,057	657,006
Vertiv Holdings Co.	8,164	209,652
		2,394,122
Industrial Conglomerates - 0.2%
3M Co.	2,470	441,340
Honeywell International, Inc.	4,386	958,867
		1,400,207
Machinery - 1.3%
AGCO Corp.	174	21,265
Allison Transmission Holdings, Inc.	2,411	80,431
Caterpillar, Inc.	13,794	2,814,114
Deere & Co.	8,232	2,817,896
Donaldson Co., Inc.	442	26,524
Graco, Inc.	3,047	229,073
Illinois Tool Works, Inc.	8,236	1,876,737
Lincoln Electric Holdings, Inc.	1,665	237,096
Middleby Corp. (a)	480	87,571
Nordson Corp.	289	73,467
Parker Hannifin Corp.	617	182,996
Toro Co.	2,970	283,546
Xylem, Inc.	3,445	449,883
		9,180,599
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	3,893	338,146
CoStar Group, Inc. (a)	8,871	763,350
Equifax, Inc.	1,350	374,531
LegalZoom.com, Inc.	318	8,917
Robert Half International, Inc.	2,810	317,727
TransUnion Holding Co., Inc.	3,816	439,947
Verisk Analytics, Inc.	2,951	620,507
		2,863,125
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	2,181	430,071
Kansas City Southern	704	218,416
Landstar System, Inc.	980	172,294
Lyft, Inc. (a)	8,339	382,510
Old Dominion Freight Lines, Inc.	2,746	937,347
TuSimple Holdings, Inc. (a)(b)	123	4,812
Uber Technologies, Inc. (a)	40,330	1,767,261
Union Pacific Corp.	12,034	2,905,008
XPO Logistics, Inc. (a)	2,428	208,322
		7,026,041
Trading Companies & Distributors - 0.3%
Core & Main, Inc.	501	13,707
Fastenal Co.	14,848	847,524
SiteOne Landscape Supply, Inc. (a)	667	156,718
United Rentals, Inc. (a)	734	278,267
W.W. Grainger, Inc.	1,126	521,462
		1,817,678

TOTAL INDUSTRIALS		39,864,780

INFORMATION TECHNOLOGY - 44.7%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	1,572	644,033
CommScope Holding Co., Inc. (a)	5,761	61,700
Ubiquiti, Inc. (b)	167	51,024
		756,757
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	12,116	930,145
CDW Corp.	4,005	747,533
Cognex Corp.	4,996	437,600
Coherent, Inc. (a)	635	161,544
Corning, Inc.	7,529	267,807
IPG Photonics Corp. (a)	79	12,562
Jabil, Inc.	3,289	197,208
Keysight Technologies, Inc. (a)	2,375	427,548
Vontier Corp.	2,644	89,447
Zebra Technologies Corp. Class A (a)	1,553	829,224
		4,100,618
IT Services - 7.2%
Accenture PLC Class A	14,927	5,355,658
Automatic Data Processing, Inc.	11,425	2,564,798
Broadridge Financial Solutions, Inc.	3,066	547,005
Cloudflare, Inc. (a)	7,108	1,384,070
EPAM Systems, Inc. (a)	1,570	1,056,987
Euronet Worldwide, Inc. (a)	1,032	115,780
Fiserv, Inc. (a)	1,173	115,529
FleetCor Technologies, Inc. (a)	540	133,601
Gartner, Inc. (a)	2,373	787,622
Genpact Ltd.	271	13,374
Globant SA (a)	1,180	376,644
GoDaddy, Inc. (a)	489	33,824
Jack Henry & Associates, Inc.	555	92,396
MasterCard, Inc. Class A	25,549	8,572,200
MongoDB, Inc. Class A (a)	1,808	942,492
Okta, Inc. (a)	3,625	896,028
Paychex, Inc.	8,194	1,010,156
PayPal Holdings, Inc. (a)	34,311	7,980,395
Sabre Corp. (a)	9,131	94,780
Shift4 Payments, Inc. (a)(b)	1,229	77,587
Snowflake Computing, Inc. (a)	5,374	1,901,536
Square, Inc. (a)	11,560	2,942,020
StoneCo Ltd. Class A (a)	6,022	203,905
Switch, Inc. Class A	3,312	83,727
The Western Union Co.	2,934	53,457
Twilio, Inc. Class A(a)	1,367	398,289
Visa, Inc. Class A	49,425	10,466,732
WEX, Inc. (a)	888	132,934
Wix.com Ltd. (a)	1,557	289,540
		48,623,066
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	35,337	4,248,568
Allegro MicroSystems LLC (a)	1,141	38,064
Analog Devices, Inc.	6,239	1,082,404
Applied Materials, Inc.	26,728	3,652,381
Broadcom, Inc.	11,655	6,196,614
Brooks Automation, Inc.	1,761	205,068
Enphase Energy, Inc. (a)	3,847	891,081
Entegris, Inc.	3,929	553,125
KLA Corp.	4,475	1,668,101
Lam Research Corp.	4,159	2,343,888
Microchip Technology, Inc.	13,229	980,137
Micron Technology, Inc.	4,517	312,125
MKS Instruments, Inc.	1,351	202,718
Monolithic Power Systems, Inc.	1,308	687,302
NVIDIA Corp.	69,855	17,859,828
NXP Semiconductors NV	2,375	477,043
ON Semiconductor Corp. (a)	6,691	321,636
Qualcomm, Inc.	32,936	4,381,805
Skyworks Solutions, Inc.	2,272	379,719
Teradyne, Inc.	4,850	670,464
Texas Instruments, Inc.	16,717	3,134,103
Universal Display Corp.	1,265	231,748
Xilinx, Inc.	7,177	1,291,860
		51,809,782
Software - 18.9%
Adobe, Inc. (a)	13,940	9,066,018
Alteryx, Inc. Class A (a)	1,698	124,277
Anaplan, Inc. (a)	4,104	267,622
ANSYS, Inc. (a)	1,058	401,596
Aspen Technology, Inc. (a)	1,982	310,560
Atlassian Corp. PLC (a)	3,977	1,821,983
Autodesk, Inc. (a)	6,428	2,041,597
Avalara, Inc. (a)	2,475	444,609
Bentley Systems, Inc. Class B (b)	4,028	238,256
Bill.Com Holdings, Inc. (a)	2,304	678,090
C3.Ai, Inc. (b)	256	11,551
Cadence Design Systems, Inc. (a)	8,018	1,387,996
CDK Global, Inc.	539	23,457
Citrix Systems, Inc.	1,276	120,875
Coupa Software, Inc. (a)	2,137	486,595
Crowdstrike Holdings, Inc. (a)	5,750	1,620,350
Datadog, Inc. Class A (a)	6,775	1,131,764
DocuSign, Inc. (a)	5,566	1,548,962
DoubleVerify Holdings, Inc. (a)	451	17,828
Dropbox, Inc. Class A (a)	8,887	270,965
Duck Creek Technologies, Inc. (a)	473	14,900
Dynatrace, Inc. (a)	5,403	405,225
Elastic NV (a)	2,033	352,746
Everbridge, Inc. (a)	1,122	178,746
Fair Isaac Corp. (a)	804	320,153
Five9, Inc. (a)	1,951	308,278
Fortinet, Inc. (a)	3,906	1,313,744
HubSpot, Inc. (a)	1,300	1,053,299
Intuit, Inc.	7,451	4,664,251
Jamf Holding Corp. (a)(b)	1,311	62,469
Mandiant, Inc. (a)	1,961	34,200
Manhattan Associates, Inc. (a)	984	178,635
McAfee Corp.	1,486	31,756
Microsoft Corp.	220,052	72,973,637
nCino, Inc. (a)(b)	1,607	116,765
NCR Corp. (a)	1,260	49,820
New Relic, Inc. (a)	1,482	120,279
NortonLifeLock, Inc.	4,216	107,297
Nuance Communications, Inc. (a)	3,140	172,857
Nutanix, Inc. Class A (a)	5,610	192,479
Oracle Corp.	45,866	4,400,384
Palantir Technologies, Inc. (a)	47,393	1,226,531
Palo Alto Networks, Inc. (a)	2,781	1,415,779
Paycom Software, Inc. (a)	1,480	810,818
Paycor HCM, Inc.	705	22,870
Paylocity Holding Corp. (a)	1,094	333,823
Pegasystems, Inc.	1,141	135,460
Procore Technologies, Inc. (a)	204	18,656
PTC, Inc. (a)	3,077	391,856
RingCentral, Inc. (a)	2,346	571,908
Salesforce.com, Inc. (a)	5,182	1,552,994
ServiceNow, Inc. (a)	5,754	4,014,911
Smartsheet, Inc. (a)	3,512	242,363
Splunk, Inc. (a)	4,784	788,499
Synopsys, Inc. (a)	2,807	935,236
Teradata Corp. (a)	2,688	152,033
The Trade Desk, Inc. (a)	12,503	936,600
Tyler Technologies, Inc. (a)	1,018	552,998
Unity Software, Inc. (a)	4,343	657,139
VMware, Inc. Class A (a)	864	131,069
Workday, Inc. Class A (a)	5,481	1,589,380
Zendesk, Inc. (a)	3,476	353,857
Zoom Video Communications, Inc. Class A (a)	6,232	1,711,619
Zscaler, Inc. (a)	2,256	719,348
		128,332,618
Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	458,431	68,672,964
Dell Technologies, Inc. (a)	3,856	424,121
HP, Inc.	12,193	369,814
NetApp, Inc.	4,310	384,883
Pure Storage, Inc. Class A (a)	7,221	193,956
		70,045,738

TOTAL INFORMATION TECHNOLOGY		303,668,579

MATERIALS - 1.0%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (a)	1,053	32,843
Celanese Corp. Class A	1,174	189,613
Diversey Holdings Ltd. (a)	1,172	20,393
Dow, Inc.	1,552	86,865
Ecolab, Inc.	6,403	1,422,875
FMC Corp.	940	85,549
LyondellBasell Industries NV Class A	933	86,601
Olin Corp.	324	18,462
PPG Industries, Inc.	2,921	469,025
RPM International, Inc.	2,159	188,265
Sherwin-Williams Co.	7,120	2,254,263
The Chemours Co. LLC	2,454	68,761
The Scotts Miracle-Gro Co. Class A	1,183	175,628
Westlake Chemical Corp.	196	19,079
		5,118,222
Containers & Packaging - 0.1%
Avery Dennison Corp.	1,281	278,899
Ball Corp.	2,779	254,223
Crown Holdings, Inc.	455	47,315
Graphic Packaging Holding Co.	2,282	45,480
Sealed Air Corp.	2,403	142,546
		768,463
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	12,515	472,066
Southern Copper Corp.	2,242	134,498
Steel Dynamics, Inc.	1,071	70,772
		677,336
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	220	12,965

TOTAL MATERIALS		6,576,986

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	13,179	3,716,083
CoreSite Realty Corp.	988	140,750
Crown Castle International Corp.	12,581	2,268,354
Equinix, Inc.	1,853	1,551,091
Equity Lifestyle Properties, Inc.	2,694	227,670
Extra Space Storage, Inc.	336	66,316
Iron Mountain, Inc.	5,883	268,500
Lamar Advertising Co. Class A	2,204	249,493
Public Storage	3,361	1,116,457
SBA Communications Corp. Class A	525	181,298
Simon Property Group, Inc.	8,273	1,212,656
		10,998,668
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	505	52,560
Opendoor Technologies, Inc. (a)	2,679	63,519
		116,079

TOTAL REAL ESTATE		11,114,747

UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	3,192	127,329
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	914	37,849

TOTAL UTILITIES		165,178

TOTAL COMMON STOCKS
(Cost $417,045,708)		676,704,851

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.06% (c)	1,758,452	1,758,804
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	5,202,337	5,202,857
TOTAL MONEY MARKET FUNDS
(Cost $6,961,661)		6,961,661
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $424,007,369)		683,666,512
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,527,406)
NET ASSETS - 100%		$679,139,106

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	5	Dec. 2021	$1,583,850	$83,402	$83,402
CME E-mini S&P 500 Index Contracts (United States)	4	Dec. 2021	919,400	21,384	21,383
TOTAL FUTURES CONTRACTS					$104,785

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,818,147	$128,852,512	$130,911,855	$830	$--	$--	$1,758,804	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,195,182	18,149,329	15,141,654	9,308	--	--	5,202,857	0.0%
Total	$6,013,329	$147,001,841	$146,053,509	$10,138	$--	$--	$6,961,661

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$83,500,686	$83,500,686	$--	$--
Consumer Discretionary	127,753,857	127,753,857	--	--
Consumer Staples	25,086,549	25,086,549	--	--
Energy	2,201,892	2,201,892	--	--
Financials	17,147,577	17,147,577	--	--
Health Care	59,624,020	59,624,020	--	--
Industrials	39,864,780	39,864,780	--	--
Information Technology	303,668,579	303,668,579	--	--
Materials	6,576,986	6,576,986	--	--
Real Estate	11,114,747	11,114,747	--	--
Utilities	165,178	165,178	--	--
Money Market Funds	6,961,661	6,961,661	--	--
Total Investments in Securities:	$683,666,512	$683,666,512	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$104,785	$104,785	$--	$--
Total Assets	$104,785	$104,785	$--	$--
Total Derivative Instruments:	$104,785	$104,785	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$104,785	$0
Total Equity Risk	104,785	0
Total Value of Derivatives	$104,785	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,155,070) — See accompanying schedule: Unaffiliated issuers (cost $417,045,708)	$676,704,851
Fidelity Central Funds (cost $6,961,661)	6,961,661
Total Investment in Securities (cost $424,007,369)		$683,666,512
Segregated cash with brokers for derivative instruments		114,000
Cash		60,997
Receivable for investments sold		19,093,680
Receivable for fund shares sold		118
Dividends receivable		242,512
Distributions receivable from Fidelity Central Funds		942
Receivable for daily variation margin on futures contracts		7,799
Total assets		703,186,560
Liabilities
Payable for fund shares redeemed	$18,824,399
Accrued management fee	851
Other payables and accrued expenses	19,354
Collateral on securities loaned	5,202,850
Total liabilities		24,047,454
Net Assets		$679,139,106
Net Assets consist of:
Paid in capital		$405,687,569
Total accumulated earnings (loss)		273,451,537
Net Assets		$679,139,106
Net Asset Value, offering price and redemption price per share ($679,139,106 ÷ 35,128,455 shares)		$19.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$2,227,407
Interest		69
Income from Fidelity Central Funds (including $9,308 from security lending)		10,138
Total income		2,237,614
Expenses
Custodian fees and expenses	19,820
Independent trustees' fees and expenses	891
Interest	479
Total expenses before reductions	21,190
Expense reductions	(10,544)
Total expenses after reductions		10,646
Net investment income (loss)		2,226,968
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,885,598
Futures contracts	175,410
Total net realized gain (loss)		14,061,008
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	75,317,495
Futures contracts	6,208
Total change in net unrealized appreciation (depreciation)		75,323,703
Net gain (loss)		89,384,711
Net increase (decrease) in net assets resulting from operations		$91,611,679

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,226,968	$3,449,054
Net realized gain (loss)	14,061,008	8,074,626
Change in net unrealized appreciation (depreciation)	75,323,703	148,292,243
Net increase (decrease) in net assets resulting from operations	91,611,679	159,815,923
Distributions to shareholders	(2,507,004)	(11,868,794)
Share transactions
Proceeds from sales of shares	137,391,504	237,076,669
Reinvestment of distributions	2,507,004	11,868,794
Cost of shares redeemed	(95,873,336)	(148,710,860)
Net increase (decrease) in net assets resulting from share transactions	44,025,172	100,234,603
Total increase (decrease) in net assets	133,129,847	248,181,732
Net Assets
Beginning of period	546,009,259	297,827,527
End of period	$679,139,106	$546,009,259
Other Information
Shares
Sold	7,838,936	15,983,864
Issued in reinvestment of distributions	150,933	873,907
Redeemed	(5,257,352)	(10,316,427)
Net increase (decrease)	2,732,517	6,541,344

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Growth Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$16.85	$11.52	$10.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.12	.14	.06
Net realized and unrealized gain (loss)	2.49	5.67	.99	.53
Total from investment operations	2.55	5.79	1.13	.59
Distributions from net investment income	(.03)	(.13)	(.10)	(.05)
Distributions from net realized gain	(.04)	(.33)	(.05)	–
Total distributions	(.07)	(.46)	(.15)	(.05)
Net asset value, end of period	$19.33	$16.85	$11.52	$10.54
Total ReturnC,D	15.21%	51.21%	10.77%	5.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%	.05%G
Expenses net of fee waivers, if any	- %G,H	- %H	.01%	.01%G
Expenses net of all reductions	- %G,H	- %H	.01%	.01%G
Net investment income (loss)	.72%G	.85%	1.24%	.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$679,139	$546,009	$297,828	$263,824
Portfolio turnover rateI	53%G	40%	45%	21%G

 A For the period August 17, 2018 (commencement of operations) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$264,213,997
Gross unrealized depreciation	(6,203,783)
Net unrealized appreciation (depreciation)	$258,010,214
Tax cost	$425,761,083

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	206,056,540	162,398,476

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Growth Index Fund	Borrower	$10,863,400.32%		$479

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Growth Index Fund	$911	$3,611	$6,708

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $10,542.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Series Large Cap Growth Index Fund	- %-C
Actual		$1,000.00	$1,152.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Large Cap Growth Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

CGI-SANN-1221
1.9891256.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2021